SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 9.9%
Communication — 0.7%
NTT Finance Corp., 0.583%, 3/01/24 ±	$3,500,000	$3,424,615
Financial — 8.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.875%, 8/14/24	3,000,000	2,914,671
Bank of Montreal, 0.625%, 7/09/24	2,000,000	1,920,430
Bank of Montreal, SOFR + 1.330%, 6.674%, 6/05/26 ‡	1,000,000	1,011,172
Bank of Nova Scotia, SOFR + 1.090%, 6.434%, 6/12/25 ‡	3,500,000	3,508,333
Canadian Imperial Bank of Commerce, 3.100%, 4/02/24	4,500,000	4,434,093
Commonwealth Bank of Australia, SOFR + 0.400%, 5.680%, 7/07/25 ‡±	1,950,000	1,943,894
Cooperatieve Rabobank UA, 2.625%, 7/22/24 ±	2,000,000	1,947,509
Cooperatieve Rabobank UA, SOFR + 0.700%, 6.006%, 7/18/25 ‡	1,109,000	1,111,196
Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/07/24	3,946,000	3,903,261
NatWest Markets PLC, 0.800%, 8/12/24 ±	4,250,000	4,063,476
Royal Bank of Canada, SOFR + 0.440%, 5.758%, 1/21/25 ‡	635,000	632,247
Skandinaviska Enskilda Banken AB, 0.650%, 9/09/24 ±	1,000,000	951,813
Societe Generale SA, 2.625%, 10/16/24 ±	750,000	721,051
Sumitomo Mitsui Banking Corp., 3.400%, 7/11/24	1,000,000	980,950
Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/24	1,966,000	1,916,124
Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/24 ±	4,000,000	3,905,472
Svenska Handelsbanken AB, 3.900%, 11/20/23	2,000,000	1,994,408
Westpac Banking Corp., 3.300%, 2/26/24	2,000,000	1,978,917
		39,839,017
Government — 0.6%
Province of Alberta Canada, 3.350%, 11/01/23	1,000,000	998,210
Svensk Exportkredit AB, SOFR + 1.000%, 6.341%, 8/03/26 ‡	1,600,000	1,627,429
		2,625,639
TOTAL YANKEE CORPORATE BONDS AND NOTES
(Identified Cost $46,863,952)		45,889,271
CORPORATE BONDS AND NOTES — 13.3%
Basic Material — 0.2%
Sherwin-Williams Co. (The), 3.125%, 6/01/24	700,000	686,998

	FACE AMOUNT	VALUE†
Communications — 1.6%
Amazon.com, Inc., 2.730%, 4/13/24	$5,000,000	$4,927,282
Discovery Communications LLC, 3.900%, 11/15/24	2,680,000	2,607,172
		7,534,454
Consumer, Cyclical — 1.6%
General Motors Financial Co., Inc., 1.050%, 3/08/24	900,000	880,067
General Motors Financial Co., Inc., SOFR + 0.620%, 5.920%, 10/15/24 ‡	1,939,000	1,933,395
Marriott International, Inc., 3.600%, 4/15/24	2,750,000	2,716,538
Volkswagen Group of America Finance LLC, 2.850%, 9/26/24 ±	2,000,000	1,936,167
		7,466,167
Consumer, Non-cyclical — 1.2%
Cardinal Health, Inc., 3.079%, 6/15/24	3,165,000	3,099,563
Cigna Group. (The), 3.500%, 6/15/24	80,000	78,698
Elevance Health, Inc., 3.500%, 8/15/24	1,500,000	1,469,557
Gilead Sciences, Inc., 3.700%, 4/01/24	1,001,000	990,408
		5,638,226
Energy — 0.7%
Energy Transfer LP, 5.875%, 1/15/24	536,000	535,725
Marathon Petroleum Corp., 3.625%, 9/15/24	3,000,000	2,933,558
		3,469,283
Financial — 6.4%
American Express Co., 3.375%, 5/03/24	4,500,000	4,431,591
American Tower Corp., 0.600%, 1/15/24	2,500,000	2,461,169
Capital One Financial Corp., 3.200%, 2/05/25	1,000,000	958,538
Charles Schwab Corp. (The), SOFR + 0.520%, 5.861%, 5/13/26 ‡	3,500,000	3,443,737
Citigroup, Inc., 3.750%, 6/16/24	3,000,000	2,954,684
Goldman Sachs Group, Inc. (The), 3.850%, 7/08/24	2,000,000	1,968,796
Goldman Sachs Group, Inc. (The), 4.000%, 3/03/24	1,000,000	991,620
Morgan Stanley, 3.875%, 4/29/24	4,800,000	4,742,296
Nuveen Finance LLC, 4.125%, 11/01/24 ±	4,000,000	3,896,124
State Street Corp., SOFR + 0.845%, 6.186%, 8/03/26 ‡	3,500,000	3,505,911
Ventas Realty LP, 3.750%, 5/01/24	493,000	486,258
		29,840,724
Industrial — 1.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.450%, 7/01/24 ±	1,750,000	1,716,891
RTX Corp., 3.200%, 3/15/24	2,695,000	2,658,447

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Industrial (Continued)
Ryder System, Inc., 3.650%, 3/18/24	$60,000	$59,351
		4,434,689
Utility — 0.6%
Edison International, 3.550%, 11/15/24	3,000,000	2,916,486
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $63,276,179)		61,987,027
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 51.4%
Sovereign — 0.2%
Federal Home Loan Bank Discount Notes, 0.000%, 2/06/24 #	1,000,000	981,765
U.S. Treasury Securities — 51.2%
U.S. Treasury Floating Rate Note, 3 mo. Treasury Money Market Yield + 0.125%, 5.528%, 7/31/25 ‡	16,000,000	15,987,065
U.S. Treasury Floating Rate Note, 3 mo. Treasury Money Market Yield + 0.140%, 5.543%, 10/31/24 ‡	22,500,000	22,526,608
U.S. Treasury Floating Rate Note, 3 mo. Treasury Money Market Yield + 0.169%, 5.572%, 4/30/25 ‡	32,850,000	32,866,575
U.S. Treasury Floating Rate Note, 3 mo. Treasury Money Market Yield + 0.200%, 5.603%, 1/31/25 ‡	40,000,000	40,061,296
U.S. Treasury Note, 0.125%, 10/15/23	28,750,000	28,696,213
U.S. Treasury Note, 0.250%, 11/15/23	38,000,000	37,765,079
U.S. Treasury Note, 0.375%, 10/31/23	22,500,000	22,411,953
U.S. Treasury Note, 0.500%, 11/30/23	37,750,000	37,451,360
		237,766,149
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Identified Cost $239,005,084)		238,747,914
SHORT-TERM INVESTMENTS — 10.0%
Commercial Paper — 9.8%
Australia & New Zealand Banking Group Ltd., 0.010%, 11/08/23	3,000,000	2,982,117
Australia & New Zealand Banking Group Ltd., 5.450%, 11/30/23	8,000,000	7,926,344
Australia & New Zealand Banking Group Ltd., 5.560%, 1/08/24	1,000,000	984,928
Cigna Group. (The), 0.010%, 11/21/23	2,000,000	1,983,658
Cigna Group. (The), 5.600%, 1/03/24	1,500,000	1,477,536

	FACE AMOUNT	VALUE†
Cooperatieve Rabobank UA, 5.540%, 2/01/24	$4,500,000	$4,415,094
Cooperatieve Rabobank UA, 5.560%, 2/07/24	1,000,000	980,143
DNB Bank ASA, 5.550%, 1/30/24	3,000,000	2,944,240
Glencore Funding LLC, 5.670%, 11/10/23	1,793,000	1,781,087
John Deere Canada ULC, 5.300%, 10/04/23	3,500,000	3,497,432
National Securities Clearing Corp., 5.330%, 10/16/23	3,500,000	3,491,194
National Securities Clearing Corp., 5.460%, 2/01/24	5,000,000	4,873,360
Parker-Hannifin Corp., 5.480%, 10/02/23	1,214,000	1,213,452
Swedbank AB, 5.525%, 11/21/23	3,500,000	3,472,798
Walt Disney Co., 5.500%, 2/21/24	3,500,000	3,422,226
		45,445,609
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 5.040%	796,712	796,712
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $46,282,018)		46,242,321
Total Investments — 84.6%
(Identified Cost $395,427,233)		392,866,533
Cash and Other Assets, Less Liabilities — 15.4%		71,353,795
Net Assets — 100.0%		$464,220,328

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2023 amounted to $24,507,011 or 5.28% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of September 30, 2023.
#	Zero coupon bond

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2023

(As a percentage of investment excluding short-termmoney market investment) (Unaudited)

Sector	Percentage
Government	61.6%
Financial	17.8%
Commercial Paper	11.6%
Communications	2.8%
Consumer, Cyclical	1.9%
Consumer, Non-cyclical	1.4%
Industrial	1.1%
Energy	0.9%
Utilities	0.7%
Basic Materials	0.2%
100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 86.9%
Australia — 8.4%
Australia & New Zealand Banking Group Ltd., 1.550%, 8/29/24	AUD	500,000	$312,440
Australia & New Zealand Banking Group Ltd., 4.050%, 5/12/25	AUD	1,000,000	634,581
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.830%), 4.970%, 3/31/26 ‡	AUD	1,500,000	966,853
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.920%), 5.110%, 11/04/25 ‡	AUD	2,500,000	1,615,393
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.970%), 5.138%, 5/12/27 ‡	AUD	500,000	322,964
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.200%), 5.390%, 11/04/27 ‡	AUD	500,000	325,491
Commonwealth Bank of Australia, 4.200%, 8/18/25	AUD	1,700,000	1,078,882
Commonwealth Bank of Australia, (3-mo. Swap + 0.800%), 4.950%, 8/18/25 ‡	AUD	2,000,000	1,289,372
Commonwealth Bank of Australia, (3-mo. Swap + 0.700%), 4.989%, 1/14/27 ‡	AUD	1,000,000	641,042
Commonwealth Bank of Australia, (3-mo. Swap + 0.900%), 5.193%, 1/13/26 ‡	AUD	6,200,000	4,004,282
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 5.443%, 1/13/28 ‡	AUD	1,500,000	974,352
Commonwealth Bank of Australia, (SOFR + 0.400%), 5.680%, 7/07/25 ±‡	USD	3,548,000	3,536,891
Commonwealth Bank of Australia, (SOFR + 0.630%), 5.982%, 9/12/25 ±‡	USD	233,000	233,204
Commonwealth Bank of Australia, (SOFR + 0.740%), 6.093%, 3/14/25 ‡	USD	2,900,000	2,907,925
National Australia Bank Ltd., 0.250%, 5/20/24	EUR	2,076,000	2,142,436
National Australia Bank Ltd., 2.900%, 2/25/27	AUD	1,000,000	600,106
National Australia Bank Ltd., 3.900%, 5/30/25	AUD	2,400,000	1,518,777
National Australia Bank Ltd., (3-mo. Swap + 0.780%), 4.948%, 5/12/26 ‡	AUD	1,500,000	965,637
National Australia Bank Ltd., (3-mo. Swap + 0.900%), 5.030%, 5/30/25 ‡	AUD	5,900,000	3,811,398
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 5.057%, 11/25/25 ‡	AUD	2,500,000	1,615,198
		FACE AMOUNT	VALUE†
National Australia Bank Ltd., (3-mo. Swap + 0.770%), 5.128%, 1/21/25 ‡	AUD	1,300,000	$838,412
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 5.337%, 11/25/27 ‡	AUD	500,000	325,287
National Australia Bank Ltd., (SOFR + 0.380%), 5.674%, 1/12/25 ±‡	USD	250,000	249,678
National Australia Bank Ltd., (SOFR + 0.760%), 6.106%, 5/13/25 ‡±	USD	3,110,000	3,119,449
Westpac Banking Corp., 0.750%, 10/17/23	EUR	1,200,000	1,267,145
Westpac Banking Corp., 2.700%, 3/17/25	AUD	1,400,000	872,717
Westpac Banking Corp., 3.300%, 2/26/24	USD	3,535,000	3,497,735
Westpac Banking Corp., 4.125%, 6/04/26	AUD	2,300,000	1,446,529
Westpac Banking Corp., (3-mo. Swap + 0.690%), 4.809%, 3/17/25 ‡	AUD	3,000,000	1,932,008
Westpac Banking Corp., (3-mo. Swap + 0.750%), 4.904%, 2/16/26 ‡	AUD	1,000,000	643,546
Westpac Banking Corp., (3-mo. Swap + 0.800%), 4.968%, 8/11/25 ‡	AUD	6,000,000	3,868,764
Westpac Banking Corp., (3-mo. Swap + 0.700%), 5.055%, 1/25/27 ‡	AUD	1,000,000	641,078
Westpac Banking Corp., (3-mo. Swap + 0.950%), 5.104%, 11/16/23 ‡	AUD	100,000	64,347
Westpac Banking Corp., (3-mo. Swap + 0.950%), 5.118%, 11/11/25 ‡	AUD	1,400,000	905,184
Westpac Banking Corp., (3-mo. Swap + 0.980%), 5.134%, 2/16/28 ‡	AUD	500,000	322,608
Westpac Banking Corp., (3-mo. Swap + 1.230%), 5.398%, 11/11/27 ‡	AUD	1,500,000	977,574
			50,469,285
Austria — 0.5%
Oesterreichische Kontrollbank AG, 1.250%, 12/15/23	GBP	1,400,000	1,693,725
Republic of Austria Government Bond, 1.750%, 10/20/23	EUR	1,200,000	1,267,241
			2,960,966
Belgium — 0.8%
Kingdom of Belgium Government Bond, 0.200%, 10/22/23	EUR	2,900,000	3,060,690
Kingdom of Belgium Government Bond, 2.600%, 6/22/24	EUR	1,800,000	1,887,575
			4,948,265
Canada — 11.6%
Canada Government Bonds, 0.500%, 11/01/23	CAD	1,000,000	733,710

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
Canada Government Bonds, 0.750%, 2/01/24	CAD	3,300,000	$2,394,873
Canada Government Bonds, 2.250%, 3/01/24	CAD	1,400,000	1,018,943
Canada Treasury Bills, 0.000%, 2/01/24 #	CAD	2,000,000	1,446,952
CDP Financial, Inc., (SOFR + 0.400%), 5.742%, 5/19/25 ‡±	USD	5,400,000	5,401,663
CPPIB Capital, Inc., 0.375%, 6/20/24	EUR	6,450,000	6,647,888
CPPIB Capital, Inc., 0.875%, 12/17/24	GBP	1,100,000	1,269,146
Export Development Canada, 1.375%, 12/08/23	GBP	1,366,000	1,654,320
Export Development Canada, 2.625%, 2/21/24	USD	55,000	54,375
OMERS Finance Trust, 2.500%, 5/02/24	USD	810,000	795,041
Province of Alberta Canada, 2.950%, 1/23/24	USD	1,980,000	1,963,750
Province of Alberta Canada, 3.100%, 6/01/24	CAD	700,000	508,524
Province of Alberta Canada, 3.350%, 11/01/23	USD	3,649,000	3,642,471
Province of Manitoba Canada, 2.600%, 4/16/24	USD	4,300,000	4,229,168
Province of Ontario Canada, 0.375%, 6/14/24	EUR	2,000,000	2,062,390
Province of Ontario Canada, 0.500%, 12/15/23	GBP	650,000	785,222
Province of Ontario Canada, 3.050%, 1/29/24	USD	6,320,000	6,267,036
Province of Ontario Canada, 3.100%, 8/26/25	AUD	2,000,000	1,246,581
Province of Ontario Canada, 3.400%, 10/17/23	USD	4,528,000	4,523,980
Province of Ontario Canada, 3.500%, 6/02/24	CAD	800,000	582,593
Province of Quebec Canada, 0.750%, 12/13/24	GBP	600,000	691,384
Province of Quebec Canada, 2.500%, 4/09/24	USD	8,336,000	8,199,842
Province of Quebec Canada, 3.700%, 5/20/26	AUD	4,500,000	2,813,062
Province of Saskatchewan Canada, 3.200%, 6/03/24	CAD	1,500,000	1,090,364
PSP Capital, Inc., 3.290%, 4/04/24	CAD	3,600,000	2,626,279
Royal Bank of Canada, 4.200%, 6/22/26	AUD	500,000	313,845
Toronto-Dominion Bank (The), 0.750%, 1/06/26	USD	559,000	499,065
Toronto-Dominion Bank (The), 3.226%, 7/24/24	CAD	9,050,000	6,544,764
			70,007,231
		FACE AMOUNT	VALUE†
Denmark — 2.9%
Denmark Government Bond, 0.000%, 11/15/24 #	DKK	79,000,000	$10,782,420
Kommunekredit, 0.250%, 2/16/24	EUR	2,000,000	2,085,885
Kommunekredit, 0.375%, 11/15/24	GBP	250,000	288,040
Kommunekredit, 1.000%, 12/15/23	USD	2,600,000	2,576,305
Kommunekredit, 2.000%, 6/25/24	GBP	1,300,000	1,544,698
			17,277,348
Finland — 1.1%
Kuntarahoitus Oyj, 0.875%, 12/16/24 @	GBP	2,900,000	3,345,920
Kuntarahoitus Oyj, 0.125%, 3/07/24	EUR	2,250,000	2,341,915
OP Corporate Bank plc, 1.000%, 5/22/25	EUR	1,000,000	1,007,053
			6,694,888
France — 5.4%
Agence Francaise de Developpement EPIC, 3.125%, 1/04/24	EUR	5,000,000	5,270,778
Caisse d’Amortissement de la Dette Sociale, 0.125%, 10/25/23	EUR	1,300,000	1,371,142
Caisse d’Amortissement de la Dette Sociale, 0.375%, 5/27/24	USD	1,500,000	1,449,262
Caisse d’Amortissement de la Dette Sociale, 2.375%, 1/25/24	EUR	5,500,000	5,786,528
Caisse d’Amortissement de la Dette Sociale, 3.375%, 3/20/24	USD	371,000	367,131
Caisse des Depots et Consignations, (SOFR + 0.340%), 5.681%, 5/03/26 ‡	USD	4,800,000	4,799,434
Dexia Credit Local SA, 0.000%, 5/29/24 #	EUR	1,200,000	1,236,362
Dexia Credit Local SA, 0.500%, 7/16/24	USD	5,500,000	5,274,397
Dexia Credit Local SA, 1.625%, 12/08/23	GBP	600,000	726,933
French Republic Government Bond OAT, 0.000%, 3/25/24 #	EUR	2,000,000	2,077,651
French Republic Government Bond OAT, 2.250%, 5/25/24	EUR	1,000,000	1,047,223
SFIL SA, 0.000%, 5/24/24 #	EUR	500,000	514,972
SNCF Reseau, 4.500%, 1/30/24	EUR	200,000	211,654
Soc Nationale SNCF SACA, 4.625%, 2/02/24	EUR	1,350,000	1,429,396
UNEDIC ASSEO, 2.375%, 5/25/24	EUR	1,100,000	1,150,546
			32,713,409
Germany — 6.0%
Erste Abwicklungsanstalt, 0.010%, 11/03/23	EUR	1,000,000	1,053,842
Erste Abwicklungsanstalt, 0.250%, 3/01/24	USD	9,000,000	8,802,146

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Germany (Continued)
Kreditanstalt fuer Wiederaufbau, 0.250%, 3/08/24	USD	4,733,000	$4,627,416
Kreditanstalt fuer Wiederaufbau, 0.875%, 7/18/24	GBP	400,000	470,856
Kreditanstalt fuer Wiederaufbau, 1.250%, 12/29/23	GBP	1,733,000	2,093,257
Land Berlin, 0.010%, 11/21/23	EUR	82,000	86,261
Landeskreditbank Baden-Wuerttemberg Foerderbank, 0.375%, 12/09/24	GBP	2,408,000	2,765,182
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.375%, 12/15/23	GBP	1,100,000	1,331,063
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.000%, 7/23/24	USD	7,562,000	7,341,825
Landwirtschaftliche Rentenbank, 4.250%, 1/09/25	AUD	3,780,000	2,422,538
Landwirtschaftliche Rentenbank, 5.375%, 4/23/24	NZD	1,000,000	597,556
NRW Bank, 0.375%, 12/16/24	GBP	600,000	688,377
NRW Bank, 1.050%, 3/31/26	AUD	2,350,000	1,377,458
NRW Bank, 1.375%, 12/15/23	GBP	600,000	725,969
State of North Rhine-Westphalia Germany, 0.625%, 12/16/24 @	GBP	1,300,000	1,495,647
			35,879,393
Netherlands — 4.7%
BNG Bank NV, 0.250%, 6/07/24	EUR	1,900,000	1,960,861
BNG Bank NV, 2.000%, 4/12/24	GBP	2,565,000	3,070,485
BNG Bank NV, 3.250%, 7/15/25	AUD	1,400,000	879,000
Cooperatieve Rabobank UA, (3-mo. Swap + 0.880%), 5.022%, 5/22/26 ‡	AUD	700,000	451,066
Cooperatieve Rabobank UA, (SOFR + 0.700%), 6.006%, 7/18/25 ‡	USD	3,952,000	3,959,825
Enexis Holding NV, 1.500%, 10/20/23	EUR	455,000	480,446
Nederlandse Waterschapsbank NV, 2.000%, 12/16/24	GBP	1,950,000	2,279,533
Nederlandse Waterschapsbank NV, 1.125%, 3/15/24	USD	2,150,000	2,106,606
Nederlandse Waterschapsbank NV, 3.000%, 11/16/23	EUR	1,000,000	1,056,093
Netherlands Government Bond, 0.000%, 1/15/24 #	EUR	1,950,000	2,040,339
Netherlands Government Bond, 2.000%, 7/15/24	EUR	3,900,000	4,074,428
Shell International Finance BV, 0.750%, 5/12/24	EUR	4,900,000	5,078,842
Shell International Finance BV, 1.125%, 4/07/24	EUR	1,130,000	1,176,822
			28,614,346
New Zealand — 0.9%
New Zealand Government Bond, 0.500%, 5/15/24	NZD	2,800,000	1,625,113
New Zealand Local Government Funding Agency Bond, 2.250%, 4/15/24	NZD	6,800,000	3,997,179
			5,622,292
		FACE AMOUNT	VALUE†
Norway — 3.1%
DNB Bank ASA, 0.050%, 11/14/23	EUR	1,375,000	$1,447,126
Kommunalbanken AS, 0.250%, 12/08/23	USD	5,100,000	5,051,938
Kommunalbanken AS, 1.000%, 12/12/24	GBP	750,000	867,085
Kommunalbanken AS, 0.600%, 6/01/26	AUD	1,500,000	865,600
Kommunalbanken AS, 1.500%, 12/15/23	GBP	400,000	484,147
Kommunalbanken AS, 2.000%, 6/19/24 @	USD	2,000,000	1,948,297
Kommunalbanken AS, 2.750%, 2/05/24	USD	600,000	594,250
Kommunalbanken AS, 4.250%, 7/16/25	AUD	1,490,000	951,031
Kommunalbanken AS, (SOFR + 1.000%), 6.344%, 6/17/26 ‡	USD	300,000	305,017
Norway Government Bond, 3.000%, 3/14/24	NOK	64,000,000	5,946,927
			18,461,418
Singapore — 0.1%
United Overseas Bank Ltd., (3-mo. Swap + 0.350%), 4.494%, 5/20/24 ‡	AUD	600,000	385,612
Supranational — 16.6%
African Development Bank, 0.250%, 1/24/24	EUR	800,000	836,340
Asian Development Bank, 1.375%, 12/15/23	GBP	6,990,000	8,459,136
Asian Development Bank, 1.625%, 3/15/24 @	USD	6,126,000	6,017,509
Asian Development Bank, (SOFR + 1.000%), 6.341%, 8/27/26 ‡	USD	342,000	347,857
Asian Infrastructure Investment Bank, (SOFR + 0.620%), 5.962%, 8/16/27 ‡	USD	5,000,000	5,018,788
Asian Infrastructure Investment Bank (The), 1.000%, 5/06/26	AUD	1,900,000	1,105,080
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.250%, 2/09/24	EUR	191,000	199,346
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.375%, 11/16/23	USD	1,000,000	993,753
European Financial Stability Facility, 0.000%, 4/19/24 #	EUR	9,990,000	10,351,503
European Financial Stability Facility, 0.125%, 10/17/23	EUR	756,000	798,256
European Financial Stability Facility, 1.750%, 6/27/24	EUR	598,000	623,205
European Financial Stability Facility, 2.125%, 2/19/24	EUR	6,550,000	6,882,282
European Investment Bank, 0.000%, 10/16/23 #	EUR	3,800,000	4,012,617
European Investment Bank, 0.050%, 12/15/23	EUR	500,000	524,931

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
European Investment Bank, 0.500%, 11/15/23	EUR	210,000	$221,246
European Investment Bank, 0.875%, 12/15/23	GBP	2,590,000	3,131,713
European Investment Bank, 1.250%, 5/12/25	SEK	1,800,000	157,610
European Investment Bank, 1.500%, 1/26/24	NOK	21,000,000	1,943,286
European Investment Bank, 2.625%, 3/15/24	USD	2,100,000	2,072,809
European Investment Bank, 3.250%, 1/29/24	USD	1,623,000	1,611,143
European Investment Bank, 4.750%, 8/07/24	AUD	700,000	451,199
European Stability Mechanism, 0.125%, 4/22/24	EUR	11,772,620	12,201,990
European Union, 1.875%, 4/04/24	EUR	500,000	523,679
European Union Bills, 0.000%, 10/06/23 @#	EUR	916,000	968,142
Inter-American Development Bank, 1.250%, 12/15/23	GBP	9,380,000	11,348,403
Inter-American Development Bank, 1.375%, 12/15/24	GBP	1,050,000	1,220,563
Inter-American Development Bank, 3.000%, 2/21/24	USD	963,000	953,494
Inter-American Development Bank, 4.750%, 8/27/24	AUD	5,500,000	3,545,218
Inter-American Development Bank, (SOFR + 0.350%), 5.608%, 10/04/27 ‡	USD	283,000	282,566
International Bank for Reconstruction & Development, 1.800%, 7/26/24	CAD	492,000	352,248
International Bank for Reconstruction & Development, 2.500%, 3/19/24	USD	11,000,000	10,842,275
International Bank for Reconstruction & Development, (SOFR + 0.370%), 5.648%, 1/12/27 ‡	USD	250,000	250,675
International Bank for Reconstruction & Development, (SOFR + 0.430%), 5.772%, 8/19/27 ‡	USD	650,000	652,156
International Development Association, 0.750%, 12/12/24	GBP	637,000	735,101
Nordic Investment Bank, 1.500%, 3/13/25	NOK	6,000,000	536,049
			100,172,168
Sweden — 7.3%
Kommuninvest I Sverige AB, 3.250%, 1/16/24	USD	3,343,000	3,320,103
Kommuninvest I Sverige AB, 0.375%, 2/16/24	USD	1,500,000	1,471,160
Kommuninvest I Sverige AB, 1.000%, 11/13/23	SEK	24,000,000	2,189,305
		FACE AMOUNT	VALUE†
Kommuninvest I Sverige AB, 1.000%, 10/02/24	SEK	40,670,000	$3,608,128
Kommuninvest I Sverige AB, 1.000%, 5/12/25	SEK	19,000,000	1,656,795
Kommuninvest I Sverige AB, 1.375%, 5/08/24 ±	USD	750,000	730,809
Kommuninvest I Sverige AB, 1.375%, 5/08/24	USD	4,200,000	4,092,532
Kommuninvest I Sverige AB, 2.875%, 7/03/24 ±	USD	1,671,000	1,635,641
Svensk Exportkredit AB, 3.625%, 9/03/24	USD	2,875,000	2,821,545
Svensk Exportkredit AB, 0.375%, 3/11/24	USD	3,000,000	2,931,397
Svensk Exportkredit AB, 0.375%, 7/30/24	USD	6,363,000	6,096,449
Svensk Exportkredit AB, 0.500%, 11/10/23	USD	2,000,000	1,989,808
Svensk Exportkredit AB, 1.375%, 12/15/23	GBP	1,900,000	2,299,060
Svensk Exportkredit AB, (SOFR + 1.000%), 6.341%, 8/03/26 ‡	USD	1,835,000	1,866,457
Svenska Handelsbanken AB, 0.125%, 6/18/24	EUR	1,700,000	1,748,154
Svenska Handelsbanken AB, 0.550%, 6/11/24 ±	USD	250,000	241,122
Svenska Handelsbanken AB, 1.000%, 4/15/25	EUR	300,000	302,973
Sweden Government Bond, 1.500%, 11/13/23	SEK	57,500,000	5,249,323
			44,250,761
United Kingdom — 1.7%
Network Rail Infrastructure Finance PLC, 4.750%, 1/22/24	GBP	1,955,000	2,378,705
U.K. Treasury Bill, 0.000%, 12/04/23 #	GBP	4,800,000	5,803,490
U.K. Treasury Bills, 0.000%, 1/08/24 #	GBP	839,000	1,009,221
U.K. Treasury Bills, 0.000%, 1/15/24 #	GBP	1,000,000	1,201,675
			10,393,091
United States — 15.8%
Abbott Ireland Financing DAC, 0.100%, 11/19/24	EUR	250,000	253,051
Amazon.com, Inc., 1.000%, 5/12/26	USD	973,000	875,262
Amazon.com, Inc., 2.730%, 4/13/24	USD	7,000,000	6,898,195
Apple, Inc., 2.513%, 8/19/24	CAD	5,000,000	3,591,143
Exxon Mobil Corp., 0.142%, 6/26/24	EUR	4,614,000	4,742,344
Federal Home Loan Bank Discount Notes, 0.000%, 2/26/24 #	USD	2,000,000	1,958,532
Procter & Gamble Co. (The), 0.625%, 10/30/24	EUR	1,000,000	1,021,462
Procter & Gamble Co. (The), 1.125%, 11/02/23	EUR	100,000	105,484

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Roche Holdings, Inc., 3.350%, 9/30/24 ±	USD	5,000,000	$4,892,246
Sanofi, 0.625%, 4/05/24	EUR	2,900,000	3,016,714
U.S. Treasury Floating Rate Note, (3 mo. Treasury Money Market Yield + 0.140%), 5.543%, 10/31/24 ‡	USD	10,000,000	10,011,826
U.S. Treasury Floating Rate Note, (3 mo. Treasury Money Market Yield + 0.169%), 5.572%, 4/30/25 ‡	USD	38,000,000	38,019,174
U.S. Treasury Floating Rate Note, (3 mo. Treasury Money Market Yield + 0.200%), 5.603%, 1/31/25 ‡	USD	12,000,000	12,018,389
U.S. Treasury Note, 0.125%, 10/15/23	USD	8,000,000	7,985,033
			95,388,855
TOTAL BONDS AND NOTES(Identified Cost $529,060,225)			524,239,328
SHORT-TERM INVESTMENTS — 23.7%
Commercial Paper — 21.0%
Australia & New Zealand Banking Group Ltd., 0.010%, 2/20/24		5,000,000	4,890,400
Australia & New Zealand Banking Group Ltd., 0.010%, 2/22/24		4,000,000	3,911,005
Australia & New Zealand Banking Group Ltd., 5.550%, 3/25/24		2,500,000	2,431,149
Australia & New Zealand Banking Group Ltd., 5.460%, 11/30/23		4,000,000	3,963,172
Bank of Montreal, 5.540%, 1/18/24		5,000,000	4,914,885
Caisse des Depots et Consignations, 0.010%, 3/01/24		3,000,000	2,929,083
Caisse des Depots et Consignations, 0.010%, 3/26/24		2,000,000	1,945,246
Canadian Imperial Bank of Commerce, 5.540%, 12/01/23		3,500,000	3,467,519
Canadian Imperial Bank of Commerce, 0.010%, 12/05/23		3,500,000	3,465,398
Canadian Imperial Bank of Commerce, 5.480%, 1/09/24		8,000,000	7,878,257
Cdp Financial, Inc., 5.550%, 3/11/24		3,000,000	2,924,150
Cdp Financial, Inc., 0.000%, 3/27/24		6,000,000	5,832,750
Cooperatieve Rabobank UA, 0.010%, 12/01/23		2,000,000	1,981,485
Cooperatieve Rabobank UA, 5.550%, 2/12/24		5,000,000	4,896,546
Cooperatieve Rabobank UA, 5.580%, 4/11/24		2,750,000	2,666,851
Corpoerative Centrale, 5.570%, 2/12/24		5,000,000	4,896,546
DNB Bank ASA, 5.520%, 1/03/24		7,000,000	6,899,797
DNB Bank ASA, 5.540%, 1/19/24		7,000,000	6,882,160
Export Development Canada, 0.010%, 1/17/24		10,000,000	9,835,061
LVMH Moet Hennessy Louis Vuitton SE, 5.460%, 2/06/24		1,750,000	1,715,824
National Securities Clearing Corp., 5.460%, 2/02/24		3,000,000	2,942,344
	FACE AMOUNT	VALUE†
National Securities Clearing Corp., 5.470%, 3/12/24	2,500,000	$2,436,383
NRW Bank, 0.010%, 2/09/24	1,300,000	1,273,710
NRW Bank, 0.010%, 2/12/24	1,500,000	1,468,930
NRW Bank, 0.010%, 3/04/24	3,200,000	3,122,868
NRW Bank, 5.550%, 3/07/24	7,000,000	6,828,018
PSP Capital, Inc., 5.450%, 2/02/24	3,500,000	3,433,225
Toronto Dominion Bank (The), 5.460%, 1/12/24	7,000,000	6,887,933
United Overseas Bank Ltd., 5.600%, 2/27/24	10,000,000	9,766,747
		126,487,442
	SHARES
Investment Company — 1.5%
State Street Institutional U.S. Government Money Market Fund 5.040%	9,181,225	9,181,225
Collateral For Securities On Loan — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	7,044,256	7,044,256
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $142,733,177)		142,712,923
Total Investments — 110.6% (Identified Cost $671,793,402)		666,952,251
Liabilities, Less Cash and Other Assets — (10.6%)		(63,994,112)
Net Assets — 100.0%		$602,958,139

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of September 30, 2023.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2023 amounted to $20,040,705 or 3.32% of the net assets of the Fund.
#	Zero coupon bond
@	A portion or all of the security were held on loan. As of September 30, 2023, the market value of the securities on loan was $6,865,725.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — U.S. Dollar

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of September 30, 2023
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/02/23	USD	20,636,686	EUR	18,850,787	State Street Bank and Trust Co.	$19,929,996	$706,690	—
10/03/23	USD	10,937,230	AUD	17,026,474	State Street Bank and Trust Co.	10,947,171	—	(9,941)
10/10/23	USD	74,274,445	GBP	59,612,854	State Street Bank and Trust Co.	72,736,560	1,537,885	—
10/11/23	USD	6,797,514	DKK	45,697,172	State Street Bank and Trust Co.	6,480,406	317,108	—
10/11/23	USD	49,586,664	EUR	44,763,686	State Street Bank and Trust Co.	47,341,750	2,244,914	—
10/13/23	USD	27,372,091	AUD	42,402,147	State Street Bank and Trust Co.	27,270,967	101,124	—
10/13/23	USD	8,531,358	NOK	91,469,971	State Street Bank and Trust Co.	8,553,669	—	(22,311)
10/19/23	USD	6,137,124	NZD	10,370,853	State Street Bank and Trust Co.	6,215,780	—	(78,656)
10/19/23	USD	4,935,404	SEK	55,405,539	State Street Bank and Trust Co.	5,074,411	—	(139,007)
10/23/23	USD	5,768,438	SEK	64,518,295	State Street Bank and Trust Co.	5,909,982	—	(141,544)
10/26/23	USD	21,013,457	CAD	28,489,928	State Street Bank and Trust Co.	20,982,172	31,285	—
10/26/23	USD	35,297,155	EUR	32,572,847	State Street Bank and Trust Co.	34,470,157	826,999	—
10/26/23	USD	2,247,664	SEK	24,754,147	State Street Bank and Trust Co.	2,267,798	—	(20,135)
10/30/23	USD	12,547,880	AUD	19,521,905	HSBC Bank USA	12,562,774	—	(14,894)
11/22/23	USD	6,101,274	DKK	41,741,081	Morgan Stanley & Co., Inc.	5,932,604	168,671	—
12/04/23	USD	5,867,587	DKK	40,516,698	Morgan Stanley & Co., Inc.	5,762,342	105,245	—
12/14/23	USD	34,061,442	EUR	31,853,703	State Street Bank and Trust Co.	33,787,590	273,852	—
12/27/23	USD	10,946,214	AUD	17,072,569	Bank of New York Mellon	11,009,327	—	(63,112)
12/27/23	USD	19,981,639	EUR	18,896,189	State Street Bank and Trust Co.	20,060,391	—	(78,752)
							$6,313,773	$(568,352)
Forward Foreign Currency Exchange Contracts purchased outstanding as of September 30, 2023
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/02/23	EUR	18,850,787	USD	19,860,058	State Street Bank and Trust Co.	$19,929,996	$69,938	$—
10/03/23	AUD	17,026,474	USD	10,885,536	Bank of New York Mellon	10,947,171	61,635	—
10/10/23	GBP	5,256,195	USD	6,546,623	State Street Bank and Trust Co.	6,413,341	—	(133,283)
10/11/23	DKK	6,796,353	USD	956,821	State Street Bank and Trust Co.	963,804	6,983	—
10/11/23	DKK	13,415,458	USD	1,961,151	State Street Bank and Trust Co.	1,902,473	—	(58,678)
10/11/23	EUR	15,959,793	USD	17,302,896	State Street Bank and Trust Co.	16,878,962	—	(423,935)
10/23/23	SEK	3,029,566	USD	277,490	State Street Bank and Trust Co.	277,513	24	—
10/26/23	EUR	2,055,077	USD	2,159,516	State Street Bank and Trust Co.	2,174,782	15,265	—
10/26/23	EUR	2,055,315	USD	2,204,337	State Street Bank and Trust Co.	2,175,033	—	(29,304)
11/22/23	DKK	17,332,098	USD	2,515,752	State Street Bank and Trust Co.	2,463,387	—	(52,364)
12/04/23	DKK	14,439,846	USD	2,088,041	State Street Bank and Trust Co.	2,053,655	—	(34,385)
12/14/23	EUR	1,812,558	USD	1,939,781	State Street Bank and Trust Co.	1,922,601	—	(17,180)
							$153,845	$(749,129)
Total							$6,467,618	$(1,317,481)

The accompanying notes are an integral part of these portfolio of investments.

Country weightings as of September 30, 2023
(As a percentage of total investment excluding short-term money market investment) (Unaudited)

Country	Percentage
Commercial Paper	19.3%
Supranational	15.4%
United States	14.7%
Canada	10.8%
Australia	7.8%
Sweden	6.8%
Germany	5.5%
France	5.0%
Netherlands	4.4%
Other	10.3%
100.0%

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.9%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc. *	500	$99,495
Boeing Co. (The) *	8,201	1,571,968
BWX Technologies, Inc.	2,913	218,417
Curtiss-Wright Corp.	801	156,700
General Dynamics Corp.	3,788	837,034
HEICO Corp.	574	92,948
HEICO Corp., Class A	625	80,763
Hexcel Corp.	778	50,679
Howmet Aerospace, Inc.	1,946	90,002
Huntington Ingalls Industries, Inc.	827	169,188
L3Harris Technologies, Inc.	2,257	392,989
Lockheed Martin Corp.	5,830	2,384,237
Northrop Grumman Corp.	1,704	750,084
Parsons Corp. *	540	29,349
RTX Corp.	14,657	1,054,864
Textron, Inc.	2,582	201,757
TransDigm Group, Inc. *	871	734,366
Woodward, Inc.	1,021	126,869
		9,041,709
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	2,800	241,164
Expeditors International of Washington, Inc.	3,525	404,071
FedEx Corp.	4,796	1,270,556
GXO Logistics, Inc. *	1,934	113,429
United Parcel Service, Inc., Class B	14,911	2,324,178
		4,353,398
Automobile Components — 0.2%
Adient PLC *	1,020	37,434
Aptiv PLC *	2,924	288,277
Autoliv, Inc.	1,465	141,343
BorgWarner, Inc.	3,685	148,763
Fox Factory Holding Corp. *	500	49,540
Gentex Corp.	4,249	138,263
Goodyear Tire & Rubber Co. (The) *	3,778	46,961
Lear Corp.	957	128,429
Phinia, Inc.	737	19,744
Visteon Corp. *	294	40,593
		1,039,347
Automobiles — 1.6%
Ford Motor Co.	38,192	474,345
General Motors Co.	9,249	304,940
Harley-Davidson, Inc.	974	32,200
Tesla, Inc. *	33,780	8,452,432
Thor Industries, Inc.	1,179	112,158
		9,376,075
Beverages — 1.9%
Boston Beer Co., Inc. (The), Class A *	197	76,737
Brown-Forman Corp., Class A	1,202	69,836
Brown-Forman Corp., Class B	5,458	314,872
Celsius Holdings, Inc. *	396	67,954
Coca-Cola Co. (The)	73,733	4,127,573
Coca-Cola Consolidated, Inc.	132	83,994
Constellation Brands, Inc., Class A	1,757	441,587
Keurig Dr Pepper, Inc.	3,375	106,549
Molson Coors Beverage Co., Class B	1,400	89,026
Monster Beverage Corp. *	9,313	493,123
National Beverage Corp. *	881	41,425
PepsiCo, Inc.	32,018	5,425,130
		11,337,806
Biotechnology — 2.5%
AbbVie, Inc.	37,978	5,661,001
	SHARES	VALUE†
Alkermes PLC *	1,447	$40,531
Alnylam Pharmaceuticals, Inc. *	1,198	212,166
Amgen, Inc.	12,097	3,251,190
Biogen, Inc. *	2,404	617,852
BioMarin Pharmaceutical, Inc. *	1,169	103,433
CRISPR Therapeutics AG *@	655	29,730
Exact Sciences Corp. *	1,421	96,941
Exelixis, Inc. *	3,578	78,179
Gilead Sciences, Inc.	23,535	1,763,713
Halozyme Therapeutics, Inc. *	3,014	115,135
Horizon Therapeutics PLC *	457	52,870
Incyte Corp. *	894	51,646
Moderna, Inc. *	2,414	249,342
Neurocrine Biosciences, Inc. *	608	68,400
Regeneron Pharmaceuticals, Inc. *	1,263	1,039,399
Sarepta Therapeutics, Inc. *	702	85,096
Seagen, Inc. *	1,042	221,060
United Therapeutics Corp. *	835	188,601
Vertex Pharmaceuticals, Inc. *	2,966	1,031,397
		14,957,682
Broadline Retail — 3.2%
Amazon.com, Inc. *	148,365	18,860,159
Dillard’s, Inc., Class A @	100	33,081
eBay, Inc.	9,533	420,310
Etsy, Inc. *	2,334	150,730
Ollie’s Bargain Outlet Holdings, Inc. *	691	53,331
		19,517,611
Building Products — 0.7%
A.O. Smith Corp.	2,378	157,257
Advanced Drainage Systems, Inc.	200	22,766
Allegion PLC	2,744	285,925
Builders FirstSource, Inc. *	2,521	313,839
Carlisle Cos., Inc.	1,113	288,556
Carrier Global Corp.	15,513	856,318
Fortune Brands Innovations, Inc.	2,330	144,833
Johnson Controls International PLC	580	30,862
Lennox International, Inc.	763	285,698
Masco Corp.	4,275	228,499
Owens Corning	2,690	366,943
Trane Technologies PLC	3,350	679,748
Trex Co., Inc. *	2,724	167,880
UFP Industries, Inc.	812	83,149
		3,912,273
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	600	78,204
Ameriprise Financial, Inc.	2,269	748,044
Ares Management Corp., Class A	1,606	165,209
Bank of New York Mellon Corp. (The)	4,707	200,753
BlackRock, Inc.	1,265	817,810
Blackstone, Inc.	6,683	716,017
Carlyle Group, Inc. (The)	1,219	36,765
Cboe Global Markets, Inc.	1,317	205,728
Charles Schwab Corp. (The)	14,444	792,975
CME Group, Inc.	2,477	495,945
Coinbase Global, Inc., Class A *	739	55,484
Evercore, Inc., Class A	400	55,152
FactSet Research Systems, Inc.	757	331,006
Franklin Resources, Inc.	2,732	67,152
Goldman Sachs Group, Inc. (The)	2,405	778,186
Hamilton Lane, Inc., Class A	723	65,388
Houlihan Lokey, Inc.	916	98,122
Interactive Brokers Group, Inc., Class A	962	83,271
Intercontinental Exchange, Inc.	5,224	574,744
Invesco Ltd.	2,611	37,912

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Janus Henderson Group PLC	1,850	$47,767
Jefferies Financial Group, Inc.	1,620	59,341
KKR & Co., Inc.	5,286	325,618
LPL Financial Holdings, Inc.	2,186	519,503
MarketAxess Holdings, Inc.	800	170,912
Moody’s Corp.	3,822	1,208,402
Morgan Stanley	15,036	1,227,990
Morningstar, Inc. @	304	71,209
MSCI, Inc.	1,249	640,837
Nasdaq, Inc.	4,902	238,188
Northern Trust Corp.	2,231	155,010
Raymond James Financial, Inc.	2,352	236,211
Robinhood Markets, Inc., Class A *	1,886	18,502
S&P Global, Inc.	3,317	1,212,065
SEI Investments Co.	2,631	158,465
State Street Corp.	1,628	109,011
Stifel Financial Corp.	2,529	155,382
T. Rowe Price Group, Inc.	3,972	416,544
Tradeweb Markets, Inc., Class A	683	54,777
		13,429,601
Chemicals — 1.5%
Air Products & Chemicals, Inc.	3,414	967,528
Albemarle Corp.	956	162,558
Ashland, Inc.	970	79,230
Axalta Coating Systems Ltd. *	1,604	43,148
Balchem Corp.	630	78,145
Cabot Corp.	991	68,647
Celanese Corp.	1,241	155,770
CF Industries Holdings, Inc.	2,192	187,942
Chemours Co. (The)	2,570	72,088
Corteva, Inc.	5,428	277,696
Dow, Inc.	6,683	344,575
DuPont de Nemours, Inc.	2,632	196,321
Eastman Chemical Co.	1,476	113,239
Ecolab, Inc.	3,437	582,228
Element Solutions, Inc.	4,600	90,206
FMC Corp.	1,937	129,721
H.B. Fuller Co.	339	23,259
Huntsman Corp.	4,223	103,041
International Flavors & Fragrances, Inc.	2,270	154,746
Linde PLC	4,857	1,808,504
LyondellBasell Industries NV, Class A	6,211	588,182
Mosaic Co. (The)	5,609	199,680
NewMarket Corp.	82	37,313
Olin Corp.	1,800	89,964
PPG Industries, Inc.	3,241	420,682
RPM International, Inc.	2,334	221,286
Sherwin Williams Co. (The)	5,792	1,477,250
Westlake Corp.	439	54,730
		8,727,679
Commercial Banks — 2.0%
Bank of America Corp.	66,036	1,808,066
Bank OZK	1,661	61,573
BOK Financial Corp.	300	23,994
Cadence Bank	3,669	77,856
Citigroup, Inc.	6,473	266,234
Citizens Financial Group, Inc.	454	12,167
Columbia Banking System, Inc.	1,668	33,860
	SHARES	VALUE†
Comerica, Inc.	1,832	$76,120
Commerce Bancshares, Inc.	2,384	114,384
Cullen/Frost Bankers, Inc.	956	87,197
East West Bancorp, Inc.	2,039	107,476
Fifth Third Bancorp	7,840	198,587
First Citizens Bancshares, Inc., Class A	112	154,571
First Financial Bankshares, Inc.	3,094	77,721
First Horizon Corp.	7,194	79,278
FNB Corp.	5,930	63,985
Home Bancshares, Inc.	1,840	38,530
Huntington Bancshares, Inc.	7,352	76,461
JPMorgan Chase & Co.	37,681	5,464,499
KeyCorp	7,104	76,439
M&T Bank Corp.	522	66,007
New York Community Bancorp, Inc.	6,032	68,403
Pinnacle Financial Partners, Inc.	1,009	67,643
PNC Financial Services Group, Inc. (The)	3,193	392,005
Popular, Inc.	1,880	118,459
Prosperity Bancshares, Inc.	1,026	55,999
Regions Financial Corp.	9,428	162,162
South State Corp.	400	26,944
Synovus Financial Corp.	1,811	50,346
Truist Financial Corp.	7,663	219,238
U.S. Bancorp	17,758	587,079
United Bankshares, Inc.	778	21,465
Valley National Bancorp	5,897	50,478
Wells Fargo & Co.	31,501	1,287,131
Western Alliance Bancorp	2,242	103,065
Wintrust Financial Corp.	600	45,300
Zions Bancorp NA	2,092	72,990
		12,293,712
Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A *	549	41,889
Cintas Corp.	1,987	955,767
Clean Harbors, Inc. *	770	128,867
Copart, Inc. *	10,187	438,958
MSA Safety, Inc.	600	94,590
Republic Services, Inc.	4,657	663,669
Rollins, Inc.	4,629	172,801
Stericycle, Inc. *	1,544	69,032
Tetra Tech, Inc.	640	97,299
Waste Management, Inc.	9,583	1,460,832
		4,123,704
Communications Equipment — 0.8%
Arista Networks, Inc. *	2,688	494,404
Ciena Corp. *	2,569	121,411
Cisco Systems, Inc.	63,490	3,413,222
F5, Inc. *	769	123,917
Juniper Networks, Inc.	4,954	137,672
Motorola Solutions, Inc.	2,888	786,229
		5,076,855
Computers & Peripherals — 7.3%
Apple, Inc.	247,070	42,300,855
Dell Technologies, Inc., Class C	3,734	257,272
Hewlett Packard Enterprise Co.	9,599	166,735
HP, Inc.	17,328	445,329
NetApp, Inc.	4,285	325,146
Pure Storage, Inc., Class A *	2,027	72,202
Seagate Technology Holdings PLC	4,475	295,126

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Super Micro Computer, Inc. *	218	$59,780
Western Digital Corp. *	3,176	144,921
		44,067,366
Construction & Engineering — 0.2%
AECOM	1,355	112,519
API Group Corp. *	1,855	48,100
Comfort Systems USA, Inc.	533	90,828
EMCOR Group, Inc.	745	156,741
Fluor Corp. *	831	30,498
MasTec, Inc. *	1,136	81,758
MDU Resources Group, Inc.	3,960	77,537
Quanta Services, Inc.	1,718	321,386
Valmont Industries, Inc.	200	48,042
WillScot Mobile Mini Holdings Corp. *	1,927	80,144
		1,047,553
Construction Materials — 0.1%
Eagle Materials, Inc.	626	104,241
Knife River Corp. *	990	48,342
Martin Marietta Materials, Inc.	664	272,559
Summit Materials, Inc., Class A *	1,335	41,572
Vulcan Materials Co.	1,521	307,272
		773,986
Consumer Finance — 0.5%
Ally Financial, Inc.	3,311	88,337
American Express Co.	12,072	1,801,022
Capital One Financial Corp.	4,875	473,119
Credit Acceptance Corp. *	133	61,196
Discover Financial Services	6,077	526,451
FirstCash Holdings, Inc.	1,032	103,592
OneMain Holdings, Inc.	677	27,141
Synchrony Financial	2,776	84,862
		3,165,720
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	714	16,244
BJ’s Wholesale Club Holdings, Inc. *	2,341	167,077
Casey’s General Stores, Inc.	774	210,156
Costco Wholesale Corp.	7,611	4,299,911
Dollar General Corp.	5,246	555,027
Dollar Tree, Inc. *	2,846	302,957
Kroger Co. (The)	17,571	786,302
Performance Food Group Co. *	1,336	78,637
Sprouts Farmers Market, Inc. *	1,478	63,258
Sysco Corp.	9,579	632,693
Target Corp.	11,134	1,231,086
U.S. Foods Holding Corp. *	1,600	63,520
Walgreens Boots Alliance, Inc.	6,082	135,264
Walmart, Inc.	25,166	4,024,798
		12,566,930
Containers & Packaging — 0.4%
Amcor PLC	13,861	126,967
AptarGroup, Inc.	1,483	185,434
Avery Dennison Corp.	2,232	407,719
Ball Corp.	5,664	281,954
Berry Global Group, Inc.	3,599	222,814
Crown Holdings, Inc.	3,205	283,578
Graphic Packaging Holding Co.	6,877	153,220
Greif, Inc., Class B	21	1,398
International Paper Co.	4,336	153,798
Packaging Corp. of America	1,552	238,310
Sealed Air Corp.	3,059	100,519
Silgan Holdings, Inc.	2,057	88,677
	SHARES	VALUE†
Sonoco Products Co.	1,933	$105,058
WestRock Co.	2,401	85,956
		2,435,402
Distributors — 0.1%
Genuine Parts Co.	2,179	314,604
LKQ Corp.	4,303	213,042
Pool Corp.	924	329,036
		856,682
Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	23,928
Bright Horizons Family Solutions, Inc. *	639	52,053
H&R Block, Inc.	2,885	124,228
Service Corp. International	2,981	170,334
		370,543
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	65,472	983,390
Iridium Communications, Inc.	2,721	123,778
Verizon Communications, Inc.	84,014	2,722,894
		3,830,062
Electric Utilities — 1.6%
Alliant Energy Corp.	4,621	223,887
American Electric Power Co., Inc.	8,417	633,127
Avangrid, Inc.	1,433	43,234
Constellation Energy Corp.	5,321	580,415
Duke Energy Corp.	13,107	1,156,824
Edison International	6,635	419,929
Entergy Corp.	2,869	265,382
Evergy, Inc.	3,652	185,156
Eversource Energy	5,876	341,689
Exelon Corp.	15,965	603,317
FirstEnergy Corp.	8,176	279,456
IDACORP, Inc.	647	60,592
NextEra Energy, Inc.	36,253	2,076,934
NRG Energy, Inc.	5,256	202,461
OGE Energy Corp.	3,314	110,456
PG&E Corp. *	2,100	33,873
Pinnacle West Capital Corp.	1,978	145,739
PNM Resources, Inc.	2,100	93,681
Portland General Electric Co.	1,411	57,117
PPL Corp.	9,200	216,752
Southern Co. (The)	17,830	1,153,958
Xcel Energy, Inc.	9,222	527,683
		9,411,662
Electrical Equipment — 0.7%
Acuity Brands, Inc.	739	125,859
AMETEK, Inc.	2,732	403,680
Atkore, Inc. *	943	140,686
Eaton Corp. PLC	5,446	1,161,523
Emerson Electric Co.	6,519	629,540
EnerSys	564	53,394
Generac Holdings, Inc. *	967	105,364
Hubbell, Inc.	1,043	326,887
nVent Electric PLC	2,290	121,347
Plug Power, Inc. *@	670	5,092
Regal Rexnord Corp.	1,234	176,314
Rockwell Automation, Inc.	2,270	648,925
Sensata Technologies Holding PLC	2,621	99,126
		3,997,737
Electronic Equipment, Instruments & Components — 0.8%
Advanced Energy Industries, Inc.	112	11,549
Amphenol Corp., Class A	9,414	790,682
Arrow Electronics, Inc. *	830	103,949

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Avnet, Inc.	944	$45,491
Badger Meter, Inc.	331	47,621
CDW Corp.	2,939	592,973
Cognex Corp.	1,711	72,615
Corning, Inc.	8,949	272,676
Crane NXT Co.	1,115	61,961
Fabrinet *	506	84,310
Flex Ltd. *	7,316	197,386
Insight Enterprises, Inc. *	300	43,650
IPG Photonics Corp. *	471	47,825
Jabil, Inc.	3,689	468,097
Keysight Technologies, Inc. *	3,226	426,832
Littelfuse, Inc.	380	93,982
National Instruments Corp.	1,428	85,137
Novanta, Inc. *	661	94,814
TD SYNNEX Corp.	836	83,483
TE Connectivity Ltd.	3,575	441,620
Teledyne Technologies, Inc. *	373	152,400
Trimble, Inc. *	2,830	152,424
Vontier Corp.	3,024	93,502
Zebra Technologies Corp., Class A *	767	181,418
		4,646,397
Energy Equipment & Services — 0.3%
Baker Hughes Co.	3,464	122,348
ChampionX Corp.	3,461	123,281
Halliburton Co.	12,219	494,870
Helmerich & Payne, Inc.	805	33,939
NOV, Inc.	4,002	83,642
Schlumberger NV	12,666	738,428
TechnipFMC PLC	4,963	100,947
Transocean Ltd. *	6,590	54,104
Weatherford International PLC *	977	88,252
		1,839,811
Entertainment — 0.9%
Activision Blizzard, Inc.	9,560	895,103
Atlanta Braves Holdings, Inc., Class C *	58	2,072
Electronic Arts, Inc.	2,838	341,695
Endeavor Group Holdings, Inc., Class A	1,972	39,243
Liberty Media Corp.-Liberty Formula One, Class A *	315	17,810
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	107,343
Liberty Media Corp.-Liberty Live, Class A *	328	10,470
Liberty Media Corp.-Liberty Live, Class C *	367	11,781
Live Nation Entertainment, Inc. *	2,466	204,777
Madison Square Garden Sports Corp.	279	49,188
Netflix, Inc. *	4,747	1,792,467
ROBLOX Corp., Class A *@	2,017	58,412
Spotify Technology SA *	572	88,454
Take-Two Interactive Software, Inc. *	2,052	288,080
TKO Group Holdings, Inc.	628	52,790
Walt Disney Co. (The) *	17,551	1,422,508
Warner Bros Discovery, Inc. *	12,527	136,043
Warner Music Group Corp., Class A	1,467	46,064
		5,564,300
Financial Services — 4.1%
Apollo Global Management, Inc.	5,734	514,684
	SHARES	VALUE†
Berkshire Hathaway, Inc., Class B *	15,784	$5,529,135
Block, Inc. *	2,826	125,079
Equitable Holdings, Inc.	7,584	215,310
Essent Group Ltd.	700	33,103
Euronet Worldwide, Inc. *	911	72,315
Fidelity National Information Services, Inc.	5,983	330,680
Fiserv, Inc. *	5,324	601,399
FleetCor Technologies, Inc. *	1,396	356,455
Global Payments, Inc.	3,102	357,940
Jack Henry & Associates, Inc.	1,300	196,482
MasterCard, Inc., Class A	19,899	7,878,213
MGIC Investment Corp.	4,400	73,436
PayPal Holdings, Inc. *	12,255	716,427
Rocket Cos, Inc., Class A *	3,544	28,990
Shift4 Payments, Inc., Class A *	780	43,189
TFS Financial Corp.	134	1,584
Toast, Inc., Class A *@	2,632	49,297
Visa, Inc., Class A	32,889	7,564,799
Voya Financial, Inc.	1,519	100,937
Western Union Co. (The)	6,874	90,599
WEX, Inc. *	663	124,704
		25,004,757
Food Products — 0.8%
Archer-Daniels-Midland Co.	4,142	312,390
Bunge Ltd.	1,401	151,658
Campbell Soup Co.	4,243	174,302
Conagra Brands, Inc.	3,575	98,027
Darling Ingredients, Inc. *	3,101	161,872
Flowers Foods, Inc.	3,652	81,001
General Mills, Inc.	8,511	544,619
Hershey Co. (The)	2,946	589,436
Hormel Foods Corp.	4,014	152,652
Ingredion, Inc.	1,387	136,481
J.M. Smucker Co. (The)	1,268	155,850
Kellogg Co.	5,208	309,928
Kraft Heinz Co. (The)	5,057	170,117
Lamb Weston Holdings, Inc.	4,300	397,578
Lancaster Colony Corp.	261	43,073
McCormick & Co., Inc.	3,138	237,358
Mondelez International, Inc., Class A	11,759	816,075
Pilgrim’s Pride Corp. *	1,700	38,811
Post Holdings, Inc. *	1,501	128,696
Seaboard Corp.	11	41,283
Tyson Foods, Inc., Class A	3,429	173,130
		4,914,337
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	249,995
National Fuel Gas Co.	1,600	83,056
New Jersey Resources Corp.	954	38,761
ONE Gas, Inc.	249	17,002
Southwest Gas Holdings, Inc.	1,343	81,130
UGI Corp.	2,799	64,377
		534,321
Ground Transportation — 1.3%
Avis Budget Group, Inc. *	526	94,517
CSX Corp.	39,543	1,215,947
Hertz Global Holdings, Inc. *	1,191	14,590
JB Hunt Transport Services, Inc.	1,632	307,665
Knight-Swift Transportation Holdings, Inc.	2,249	112,787

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Ground Transportation (Continued)
Landstar System, Inc.	710	$125,627
Norfolk Southern Corp.	4,620	909,817
Old Dominion Freight Line, Inc.	1,937	792,504
Saia, Inc. *	200	79,730
Schneider National, Inc., Class B	1,939	53,691
U-Haul Holding Co.	1,368	71,669
U-Haul Holding Co. *@	152	8,295
Uber Technologies, Inc. *	9,836	452,358
Union Pacific Corp.	15,597	3,176,017
XPO, Inc. *	1,934	144,392
		7,559,606
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	19,151	1,854,774
Align Technology, Inc. *	833	254,332
Baxter International, Inc.	6,069	229,044
Becton Dickinson & Co.	2,001	517,319
Boston Scientific Corp. *	10,979	579,691
Cooper Cos., Inc. (The)	392	124,660
Dentsply Sirona, Inc.	1,213	41,436
DexCom, Inc. *	3,789	353,514
Edwards Lifesciences Corp. *	7,207	499,301
Envista Holdings Corp. *	2,222	61,949
GE HealthCare Technologies, Inc.	909	61,848
Globus Medical, Inc., Class A *	1,500	74,475
Haemonetics Corp. *	657	58,854
Hologic, Inc. *	3,073	213,266
Idexx Laboratories, Inc. *	1,966	859,673
Insulet Corp. *	740	118,023
Intuitive Surgical, Inc. *	1,973	576,688
Masimo Corp. *	608	53,310
Medtronic PLC	9,595	751,864
Merit Medical Systems, Inc. *	769	53,076
Penumbra, Inc. *	389	94,103
ResMed, Inc.	1,763	260,695
Shockwave Medical, Inc. *	212	42,209
STERIS plc	889	195,065
Stryker Corp.	4,501	1,229,988
Teleflex, Inc.	364	71,493
Zimmer Biomet Holdings, Inc.	1,186	133,093
		9,363,743
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc. *	1,169	82,192
agilon health, Inc. *@	1,131	20,087
Cardinal Health, Inc.	3,943	342,331
Cencora, Inc.	2,652	477,280
Centene Corp. *	4,920	338,890
Chemed Corp.	339	176,178
Cigna Group (The)	4,565	1,305,909
Contra Abiomed, Inc. CVR *§	350	4,098
CVS Health Corp.	13,711	957,302
DaVita, Inc. *	1,735	164,009
Elevance Health, Inc.	3,054	1,329,773
Encompass Health Corp.	2,141	143,790
Ensign Group, Inc. (The)	687	63,843
HCA Healthcare, Inc.	3,366	827,969
HealthEquity, Inc. *	331	24,180
Henry Schein, Inc. *	2,345	174,116
Humana, Inc.	1,498	728,807
Laboratory Corp. of America Holdings	1,510	303,585
McKesson Corp.	2,801	1,218,015
Molina Healthcare, Inc. *	1,058	346,908
Option Care Health, Inc. *	1,563	50,563
	SHARES	VALUE†
Quest Diagnostics, Inc.	1,331	$162,196
Tenet Healthcare Corp. *	1,281	84,405
UnitedHealth Group, Inc.	14,606	7,364,199
Universal Health Services, Inc., Class B	1,322	166,215
		16,856,840
Health Care Technology — 0.1%
Teladoc Health, Inc. *	1,855	34,485
Veeva Systems, Inc., Class A *	1,334	271,402
		305,887
Hotels, Restaurants & Leisure — 2.0%
Aramark	2,445	84,841
Booking Holdings, Inc. *	578	1,782,523
Boyd Gaming Corp.	1,142	69,468
Caesars Entertainment, Inc. *	2,407	111,564
Chipotle Mexican Grill, Inc. *	423	774,864
Choice Hotels International, Inc. @	777	95,190
Churchill Downs, Inc.	1,048	121,610
Darden Restaurants, Inc.	2,002	286,726
Domino’s Pizza, Inc.	554	209,850
DraftKings, Inc., Class A *	2,512	73,953
Expedia Group, Inc. *	2,025	208,717
Hilton Grand Vacations, Inc. *	500	20,350
Hilton Worldwide Holdings, Inc.	3,388	508,810
Hyatt Hotels Corp., Class A	300	31,824
Las Vegas Sands Corp.	3,185	146,000
Marriott International, Inc., Class A	5,509	1,082,849
Marriott Vacations Worldwide Corp.	750	75,472
McDonald’s Corp.	12,565	3,310,124
MGM Resorts International *	3,426	125,940
Planet Fitness, Inc., Class A *	1,127	55,426
Royal Caribbean Cruises Ltd. *	2,550	234,957
Starbucks Corp.	18,103	1,652,261
Texas Roadhouse, Inc.	1,257	120,798
Vail Resorts, Inc.	666	147,779
Wendy’s Co. (The)	5,687	116,072
Wingstop, Inc.	324	58,268
Wyndham Hotels & Resorts, Inc.	1,765	122,738
Wynn Resorts Ltd.	738	68,199
Yum! Brands, Inc.	4,919	614,580
		12,311,753
Household Durables — 0.4%
DR Horton, Inc.	5,527	593,987
Garmin Ltd.	1,837	193,252
Lennar Corp., B Shares @	72	7,361
Lennar Corp., Class A	3,122	350,382
Mohawk Industries, Inc. *	600	51,486
Newell Brands, Inc.	1,165	10,520
NVR, Inc. *	65	387,614
PulteGroup, Inc.	4,404	326,116
Skyline Champion Corp. *	370	23,576
Taylor Morrison Home Corp. *	1,243	52,964
Tempur Sealy International, Inc.	3,440	149,090
Toll Brothers, Inc.	1,650	122,034
TopBuild Corp. *	500	125,800
Whirlpool Corp.	1,555	207,904
		2,602,086
Household Products — 1.5%
Church & Dwight Co., Inc.	4,374	400,790
Clorox Co. (The)	2,311	302,880
Colgate-Palmolive Co.	12,677	901,461
Kimberly-Clark Corp.	4,641	560,865
Procter & Gamble Co. (The)	45,612	6,652,966

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products (Continued)
Reynolds Consumer Products, Inc.	878	$22,503
		8,841,465
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	167,200
Clearway Energy, Inc., Class A	1,270	25,298
Clearway Energy, Inc., Class C	2,400	50,784
Ormat Technologies, Inc.	741	51,811
Vistra Corp.	3,161	104,882
		399,975
Industrial Conglomerates — 0.6%
3M Co.	13,151	1,231,197
General Electric Co.	2,729	301,691
Honeywell International, Inc.	12,502	2,309,619
		3,842,507
Insurance — 2.0%
Aflac, Inc.	7,013	538,248
Allstate Corp. (The)	2,506	279,193
American Financial Group, Inc.	747	83,417
American International Group, Inc.	12,078	731,927
Aon PLC, Class A	4,134	1,340,325
Arch Capital Group Ltd. *	3,373	268,862
Arthur J. Gallagher & Co.	2,175	495,748
Assurant, Inc.	793	113,859
Axis Capital Holdings Ltd.	1,300	73,281
Brown & Brown, Inc.	4,399	307,226
Chubb Ltd.	3,276	681,998
Cincinnati Financial Corp.	1,150	117,634
CNA Financial Corp.	943	37,107
Enstar Group Ltd. *	300	72,600
Erie Indemnity Co., Class A	506	148,658
Everest Group Ltd.	191	70,989
F&G Annuities & Life, Inc.	306	8,586
Fidelity National Financial, Inc.	4,510	186,263
First American Financial Corp.	2,024	114,336
Globe Life, Inc.	1,141	124,061
Hanover Insurance Group, Inc. (The)	696	77,242
Hartford Financial Services Group, Inc. (The)	4,796	340,084
Kinsale Capital Group, Inc.	257	106,431
Lincoln National Corp.	2,031	50,145
Loews Corp.	1,471	93,129
Markel Group, Inc. *	100	147,249
Marsh & McLennan Cos., Inc.	9,000	1,712,700
MetLife, Inc.	4,850	305,114
Old Republic International Corp.	2,863	77,129
Primerica, Inc.	919	178,295
Principal Financial Group, Inc.	2,619	188,751
Progressive Corp. (The)	6,652	926,624
Prudential Financial, Inc.	3,077	291,977
Reinsurance Group of America, Inc.	777	112,813
RenaissanceRe Holdings Ltd.	783	154,971
RLI Corp.	700	95,123
Selective Insurance Group, Inc.	829	85,528
Travelers Companies, Inc. (The)	5,151	841,210
Unum Group	1,700	83,623
W. R. Berkley Corp.	2,439	154,852
White Mountains Insurance Group Ltd.	33	49,358
	SHARES	VALUE†
Willis Towers Watson PLC	1,050	$219,408
		12,086,074
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A *	86,420	11,308,921
Alphabet, Inc., Class C *	87,329	11,514,329
Match Group, Inc. *	3,467	135,820
Meta Platforms, Inc., Class A *	40,998	12,308,009
Pinterest, Inc., Class A *	810	21,894
Snap, Inc., Class A *	3,870	34,482
ZoomInfo Technologies, Inc. *	878	14,399
		35,337,854
IT Services — 1.6%
Accenture PLC, Class A	12,877	3,954,656
Akamai Technologies, Inc. *	2,286	243,550
Amdocs Ltd.	2,260	190,947
Cloudflare, Inc., Class A *	1,142	71,992
Cognizant Technology Solutions Corp., Class A	5,973	404,611
DXC Technology Co. *	2,810	58,532
EPAM Systems, Inc. *	781	199,694
Gartner, Inc. *	1,713	588,604
Globant SA *	394	77,953
GoDaddy, Inc., Class A *	2,137	159,164
International Business Machines Corp.	20,148	2,826,764
MongoDB, Inc. *	284	98,224
Okta, Inc. *	1,243	101,317
Snowflake, Inc., Class A *	1,051	160,561
Squarespace, Inc., Class A *	1,804	52,262
Twilio, Inc., Class A *	1,065	62,335
VeriSign, Inc. *	1,468	297,314
		9,548,480
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,810	142,990
Hasbro, Inc.	2,087	138,034
Mattel, Inc. *	6,862	151,170
Polaris, Inc.	1,034	107,681
YETI Holdings, Inc. *	1,220	58,828
		598,703
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	3,928	439,229
Avantor, Inc. *	4,257	89,738
Bio-Rad Laboratories, Inc., Class A *	223	79,934
Bio-Techne Corp.	1,892	128,788
Bruker Corp.	2,044	127,341
Charles River Laboratories International, Inc. *	640	125,427
Danaher Corp.	6,325	1,569,232
Fortrea Holdings, Inc. *	1,510	43,171
Illumina, Inc. *	1,577	216,491
IQVIA Holdings, Inc. *	2,790	548,933
Medpace Holdings, Inc. *	500	121,065
Mettler-Toledo International, Inc. *	519	575,088
Repligen Corp. *	355	56,449
Revvity, Inc.	1,653	182,987
Thermo Fisher Scientific, Inc.	4,564	2,310,160
Waters Corp. *	1,391	381,426
West Pharmaceutical Services, Inc.	875	328,309
		7,323,768

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery — 2.3%
AGCO Corp.	1,297	$153,409
Allison Transmission Holdings, Inc.	1,376	81,266
Caterpillar, Inc.	11,832	3,230,136
Chart Industries, Inc. *	200	33,824
Crane Co.	1,115	99,057
Cummins, Inc.	2,239	511,522
Deere & Co.	5,503	2,076,722
Donaldson Co., Inc.	2,651	158,106
Dover Corp.	2,615	364,819
Esab Corp.	564	39,604
Federal Signal Corp.	808	48,262
Flowserve Corp.	1,775	70,592
Fortive Corp.	3,548	263,120
Franklin Electric Co., Inc.	300	26,769
Graco, Inc.	2,998	218,494
IDEX Corp.	1,004	208,852
Illinois Tool Works, Inc.	6,946	1,599,733
Ingersoll Rand, Inc.	3,972	253,096
ITT, Inc.	1,721	168,503
John Bean Technologies Corp.	200	21,028
Lincoln Electric Holdings, Inc.	1,135	206,332
Middleby Corp. (The) *	1,043	133,504
Mueller Industries, Inc.	388	29,162
Nordson Corp.	848	189,248
Oshkosh Corp.	1,700	162,231
Otis Worldwide Corp.	5,642	453,109
PACCAR, Inc.	8,490	721,820
Parker-Hannifin Corp.	2,279	887,716
Pentair PLC	1,393	90,197
RBC Bearings, Inc. *	421	98,569
Snap-On, Inc.	954	243,327
Stanley Black & Decker, Inc.	1,936	161,811
Terex Corp.	417	24,027
Timken Co., (The)	1,513	111,190
Toro Co. (The)	2,053	170,604
Watts Water Technologies, Inc., Class A	400	69,128
Westinghouse Air Brake Technologies Corp.	1,144	121,573
Xylem, Inc.	2,968	270,177
		13,770,639
Marine Transportation — 0.0%
Kirby Corp. *	322	26,662
Media — 0.9%
Cable One, Inc.	101	62,180
Charter Communications, Inc., Class A *	2,672	1,175,199
Comcast Corp., Class A	59,894	2,655,700
Fox Corp. Class A	3,686	115,003
Fox Corp. Class B	661	19,090
GCI Liberty, Inc. *§	1,444	—
Interpublic Group of Cos., Inc. (The)	6,061	173,708
Liberty Broadband Corp., Class A *	39	3,545
Liberty Broadband Corp., Class C *	1,043	95,247
Liberty Media Corp.-Liberty SiriusXM, Class A *	1,263	32,143
Liberty Media Corp.-Liberty SiriusXM, Class C *	1,178	29,992
New York Times Co. (The), Class A	1,641	67,609
News Corp., Class A	3,913	78,495
News Corp., Class B	1,525	31,827
Nexstar Media Group, Inc.	900	129,033
Omnicom Group, Inc.	4,831	359,813
Paramount Global, Class A	616	9,727
	SHARES	VALUE†
Paramount Global, Class B	1,143	$14,745
Sirius XM Holdings, Inc.	12,754	57,648
Trade Desk, Inc. (The), Class A *	4,830	377,464
		5,488,168
Metals & Mining — 0.5%
Alcoa Corp.	2,296	66,722
ATI, Inc. *	1,233	50,738
Cleveland-Cliffs, Inc. *	6,698	104,690
Commercial Metals Co.	2,430	120,066
Freeport-McMoRan, Inc.	16,128	601,413
MP Materials Corp. *@	923	17,629
Newmont Corp.	6,322	233,598
Nucor Corp.	5,263	822,870
Reliance Steel & Aluminum Co.	1,039	272,457
Royal Gold, Inc.	1,115	118,558
Southern Copper Corp.	1,769	133,188
Steel Dynamics, Inc.	3,105	332,918
United States Steel Corp.	2,198	71,391
		2,946,238
Multi-Utilities — 0.6%
Ameren Corp.	3,328	249,034
Black Hills Corp.	1,300	65,767
Centerpoint Energy, Inc.	6,700	179,895
CMS Energy Corp.	5,199	276,119
Consolidated Edison, Inc.	5,063	433,038
Dominion Energy, Inc.	13,388	598,042
DTE Energy Co.	3,247	322,362
NiSource, Inc.	5,791	142,922
Public Service Enterprise Group, Inc.	8,415	478,898
Sempra	9,472	644,380
WEC Energy Group, Inc.	4,990	401,945
		3,792,402
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp.	3,600	43,128
Antero Resources Corp. *	3,300	83,754
APA Corp.	5,617	230,859
Cheniere Energy, Inc.	4,227	701,513
Chesapeake Energy Corp. @	1,889	162,888
Chevron Corp.	20,640	3,480,317
Civitas Resources, Inc. @	478	38,656
ConocoPhillips	20,640	2,472,672
Coterra Energy, Inc.	12,762	345,212
Denbury, Inc. *	911	89,287
Devon Energy Corp.	12,088	576,598
Diamondback Energy, Inc.	2,409	373,106
DT Midstream, Inc.	1,623	85,889
EnLink Midstream LLC *	3,400	41,548
EOG Resources, Inc.	9,574	1,213,600
EQT Corp.	3,800	154,204
Exxon Mobil Corp.	57,973	6,816,465
Hess Corp.	4,540	694,620
HF Sinclair Corp.	2,161	123,026
Kinder Morgan, Inc.	8,265	137,034
Magnolia Oil & Gas Corp., Class A	1,900	43,529
Marathon Oil Corp.	8,798	235,346
Marathon Petroleum Corp.	7,521	1,138,228
Matador Resources Co.	1,362	81,012
Murphy Oil Corp.	1,330	60,316
New Fortress Energy, Inc. @	1,001	32,813
Occidental Petroleum Corp.	17,109	1,110,032
ONEOK, Inc.	6,698	424,854
Ovintiv, Inc.	3,582	170,396
PBF Energy, Inc., Class A	1,038	55,564
Phillips 66	3,291	395,414

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Pioneer Natural Resources Co.	3,510	$805,720
Range Resources Corp.	3,129	101,411
Southwestern Energy Co. *	16,772	108,179
Targa Resources Corp.	1,997	171,183
Texas Pacific Land Corp.	58	105,766
Valero Energy Corp.	6,425	910,487
Vitesse Energy, Inc.	190	4,349
Williams Cos., Inc. (The)	13,491	454,512
		24,273,487
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,020	56,375
Passenger Airlines — 0.1%
Alaska Air Group, Inc. *	2,503	92,811
American Airlines Group, Inc. *	10,481	134,262
Delta Air Lines, Inc.	4,487	166,019
Southwest Airlines Co.	5,800	157,006
United Airlines Holdings, Inc. *	2,884	121,993
		672,091
Personal Products — 0.4%
BellRing Brands, Inc. *	2,728	112,475
Coty, Inc., Class A *	2,516	27,601
e.l.f. Beauty, Inc. *	574	63,042
Estee Lauder Companies, Inc. (The), Class A	4,869	703,814
Kenvue, Inc.	80,401	1,614,452
		2,521,384
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	35,866	2,081,663
Catalent, Inc. *	2,337	106,404
Elanco Animal Health, Inc. *	4,517	50,771
Eli Lilly & Co.	19,445	10,444,493
Jazz Pharmaceuticals PLC *	1,092	141,348
Johnson & Johnson	37,932	5,907,909
Merck & Co., Inc.	41,154	4,236,804
Organon & Co.	4,671	81,089
Perrigo Co. PLC	1,790	57,191
Pfizer, Inc.	79,600	2,640,332
Royalty Pharma PLC, Class A	2,744	74,472
Viatris, Inc.	10,369	102,238
Zoetis, Inc.	11,289	1,964,060
		27,888,774
Professional Services — 1.2%
Alight, Inc., Class A *	4,692	33,266
Automatic Data Processing, Inc.	9,817	2,361,774
Booz Allen Hamilton Holding Corp.	3,549	387,799
Broadridge Financial Solutions, Inc.	2,485	444,939
CACI International, Inc., Class A *	457	143,466
Ceridian HCM Holding, Inc. *	995	67,511
Clarivate PLC *@	1,732	11,622
Concentrix Corp.	1,048	83,955
Dun & Bradstreet Holdings, Inc.	2,459	24,565
Equifax, Inc.	1,711	313,421
ExlService Holdings, Inc. *	1,320	37,013
Exponent, Inc.	799	68,394
FTI Consulting, Inc. *	662	118,107
Genpact Ltd.	2,839	102,772
Insperity, Inc.	451	44,018
	SHARES	VALUE†
Jacobs Solutions, Inc.	195	$26,617
KBR, Inc.	2,555	150,592
Leidos Holdings, Inc.	1,580	145,613
Manpowergroup, Inc.	1,325	97,149
Maximus, Inc.	1,426	106,494
Paychex, Inc.	5,938	684,829
Paycom Software, Inc.	888	230,232
Paylocity Holding Corp. *	668	121,376
Robert Half, Inc.	2,642	193,606
Science Applications International Corp.	1,254	132,347
SS&C Technologies Holdings, Inc.	3,246	170,545
TransUnion	2,647	190,028
TriNet Group, Inc. *	421	49,038
Verisk Analytics, Inc.	3,116	736,124
		7,277,212
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	5,492	405,639
CoStar Group, Inc. *	2,890	222,212
Howard Hughes Holdings, Inc. *	424	31,431
Jones Lang LaSalle, Inc. *	861	121,556
Zillow Group, Inc., Class A *	436	19,528
Zillow Group, Inc., Class C *	1,159	53,500
		853,866
Semiconductors & Semiconductor Equipment — 7.1%
Advanced Micro Devices, Inc. *	15,685	1,612,732
Allegro MicroSystems, Inc. *	1,167	37,274
Amkor Technology, Inc.	2,141	48,387
Analog Devices, Inc.	4,750	831,677
Applied Materials, Inc.	18,581	2,572,539
Axcelis Technologies, Inc. *	381	62,122
Broadcom, Inc.	8,068	6,701,119
Cirrus Logic, Inc. *	1,237	91,489
Diodes, Inc. *	541	42,652
Enphase Energy, Inc. *	1,883	226,242
Entegris, Inc.	1,797	168,756
First Solar, Inc. *	1,023	165,307
Intel Corp.	40,658	1,445,392
KLA Corp.	3,591	1,647,048
Lam Research Corp.	3,138	1,966,804
Lattice Semiconductor Corp. *	1,742	149,690
MACOM Technology Solutions Holdings, Inc. *	878	71,627
Marvell Technology, Inc.	6,428	347,948
Microchip Technology, Inc.	8,612	672,167
Micron Technology, Inc.	12,766	868,471
Monolithic Power Systems, Inc.	581	268,422
NVIDIA Corp.	33,925	14,757,036
NXP Semiconductors NV	2,249	449,620
ON Semiconductor Corp. *	8,229	764,886
Onto Innovation, Inc. *	307	39,149
Power Integrations, Inc.	846	64,558
Qorvo, Inc. *	1,637	156,284
QUALCOMM, Inc.	25,043	2,781,276
Silicon Laboratories, Inc. *	600	69,534
Skyworks Solutions, Inc.	3,028	298,530
SolarEdge Technologies, Inc. *	455	58,927
Teradyne, Inc.	2,728	274,055
Texas Instruments, Inc.	19,702	3,132,815
Universal Display Corp.	786	123,394

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Wolfspeed, Inc. *@	857	$32,652
		43,000,581
Software — 8.1%
Adobe, Inc. *	9,085	4,632,442
ANSYS, Inc. *	686	204,119
Aspen Technology, Inc. *	364	74,351
Atlassian Corp. Ltd., Class A *	1,245	250,880
Autodesk, Inc. *	2,329	481,893
Bentley Systems, Inc., Class B	2,343	117,525
Bill Holdings, Inc. *	791	85,879
Blackbaud, Inc. *	638	44,864
Box, Inc., Class A *	2,773	67,134
Cadence Design Systems, Inc. *	4,290	1,005,147
Crowdstrike Holdings, Inc., Class A *	825	138,089
Datadog, Inc., Class A *	1,407	128,164
DocuSign, Inc. *	1,359	57,078
Dolby Laboratories, Inc., Class A	938	74,346
DoubleVerify Holdings, Inc. *	540	15,093
Dropbox, Inc., Class A *	5,131	139,717
Dynatrace, Inc. *	1,205	56,310
Fair Isaac Corp. *	393	341,332
Fortinet, Inc. *	13,129	770,410
Gen Digital, Inc.	5,861	103,622
Guidewire Software, Inc. *	488	43,920
HubSpot, Inc. *	406	199,955
Intuit, Inc.	3,267	1,669,241
Manhattan Associates, Inc. *	2,113	417,656
Microsoft Corp.	92,490	29,203,717
Oracle Corp.	26,244	2,779,764
Palantir Technologies, Inc., Class A *	13,943	223,088
Palo Alto Networks, Inc. *	2,385	559,139
Procore Technologies, Inc. *	362	23,646
PTC, Inc. *	1,031	146,072
Qualys, Inc. *	503	76,733
Roper Technologies, Inc.	842	407,764
Salesforce, Inc. *	7,199	1,459,813
SentinelOne, Inc., Class A *	2,184	36,822
ServiceNow, Inc. *	1,610	899,926
Splunk, Inc. *	1,045	152,831
SPS Commerce, Inc. *	393	67,050
Synopsys, Inc. *	1,737	797,231
Teradata Corp. *	1,256	56,545
Tyler Technologies, Inc. *	424	163,723
VMware, Inc., Class A *	2,695	448,664
Workday, Inc., Class A *	981	210,768
Zoom Video Communications, Inc., Class A *	832	58,190
Zscaler, Inc. *	705	109,691
		49,000,344
Specialty Retail — 2.6%
Academy Sports & Outdoors, Inc.	1,110	52,470
AutoNation, Inc. *	961	145,495
AutoZone, Inc. *	287	728,977
Bath & Body Works, Inc.	2,883	97,445
Best Buy Co., Inc.	6,478	450,027
Burlington Stores, Inc. *	571	77,256
Carmax, Inc. *	1,900	134,387
Chewy, Inc., Class A *	1,146	20,926
Dick’s Sporting Goods, Inc.	1,695	184,043
Five Below, Inc. *	1,000	160,900
Floor & Decor Holdings, Inc., Class A *	701	63,441
GameStop Corp., Class A *	1,519	25,003
	SHARES	VALUE†
Group 1 Automotive, Inc.	214	$57,504
Home Depot, Inc. (The)	18,311	5,532,852
Lithia Motors, Inc.	199	58,771
Lowe’s Cos., Inc.	9,122	1,895,916
Murphy USA, Inc.	483	165,056
O’Reilly Automotive, Inc. *	951	864,326
Penske Automotive Group, Inc.	470	78,518
RH *	330	87,239
Ross Stores, Inc.	6,470	730,786
TJX Cos., Inc. (The)	27,124	2,410,781
Tractor Supply Co.	2,576	523,057
Ulta Beauty, Inc. *	984	393,059
Valvoline, Inc.	3,289	106,037
Williams-Sonoma, Inc. @	2,178	338,461
		15,382,733
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd. *	1,085	57,082
Columbia Sportswear Co.	858	63,578
Crocs, Inc. *	1,415	124,845
Deckers Outdoor Corp. *	473	243,164
Levi Strauss & Co., Class A	2,933	39,830
Lululemon Athletica, Inc. *	2,254	869,165
NIKE, Inc., Class B	23,472	2,244,393
PVH Corp.	760	58,148
Ralph Lauren Corp.	970	112,607
Skechers U.S.A., Inc., Class A *	1,800	88,110
Tapestry, Inc.	5,352	153,870
VF Corp. @	5,509	97,344
		4,152,136
Tobacco — 0.5%
Altria Group, Inc.	27,551	1,158,520
Philip Morris International, Inc.	21,397	1,980,934
		3,139,454
Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,296	51,074
Applied Industrial Technologies, Inc.	374	57,824
Beacon Roofing Supply, Inc. *	1,400	108,038
Core & Main, Inc., Class A *	1,729	49,882
Fastenal Co.	12,697	693,764
GATX Corp.	410	44,620
MSC Industrial Direct Co., Inc., Class A	1,100	107,965
SiteOne Landscape Supply, Inc. *	654	106,896
Triton International Ltd. *<>	400	32,912
United Rentals, Inc.	2,064	917,593
Watsco, Inc. @	474	179,039
WESCO International, Inc.	596	85,717
WW Grainger, Inc.	1,097	758,948
		3,194,272
Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	430,309
Essential Utilities, Inc.	3,662	125,717
		556,026
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	8,733	1,223,057
TOTAL COMMON STOCKS
(Identified Cost $128,295,989)		578,409,660
MUTUAL FUNDS — 3.8%
Others — 3.8%
DFA U.S. Micro Cap Portfolio	978,645	22,880,722
TOTAL MUTUAL FUNDS
(Identified Cost $11,253,383)		22,880,722

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 5.040%	1,257,879	$1,257,879
Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	320,482	320,482
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,578,361)		1,578,361
Total Investments — 100.0%
(Identified Cost $141,127,733)		602,868,743
Cash and Other Assets, Less Liabilities — 0.0%		41,731
Net Assets — 100.0%		$602,910,474

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2023, the fair value of the securities on loan was $1,280,810.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2023
(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Information Technology	29.3%
Health Care	12.8%
Financials	12.1%
Consumer Discretionary	11.3%
Industrials	9.8%
Communication Services	8.6%
Consumer Staples	6.9%
Energy	4.3%
Materials	2.5%
Utilities	2.4%
100.0%

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.8%
General Dynamics Corp.	7,826	$1,729,311
Howmet Aerospace, Inc.	12,551	580,484
L3Harris Technologies, Inc.	5,223	909,429
Northrop Grumman Corp.	2,915	1,283,154
RTX Corp.	36,091	2,597,469
Textron, Inc.	26,765	2,091,417
		9,191,264
Air Freight & Logistics — 0.9%
FedEx Corp.	16,968	4,495,163
Automobile Components — 0.5%
Aptiv PLC *	8,955	882,874
BorgWarner, Inc.	24,241	978,609
Gentex Corp.	863	28,082
Lear Corp.	4,071	546,328
Phinia, Inc.	4,848	129,878
		2,565,771
Automobiles — 1.0%
Ford Motor Co.	150,516	1,869,409
General Motors Co.	98,964	3,262,843
		5,132,252
Beverages — 0.4%
Constellation Brands, Inc., Class A	5,660	1,422,528
Keurig Dr Pepper, Inc.	2,705	85,397
Molson Coors Beverage Co., Class B	10,592	673,545
		2,181,470
Biotechnology — 1.9%
Biogen, Inc. *	9,693	2,491,198
Gilead Sciences, Inc.	44,490	3,334,080
Moderna, Inc. *	8,724	901,102
Regeneron Pharmaceuticals, Inc. *	3,232	2,659,807
United Therapeutics Corp. *	683	154,269
		9,540,456
Broadline Retail — 0.1%
eBay, Inc.	13,232	583,399
Building Products — 1.2%
Builders FirstSource, Inc. *	7,125	886,991
Carlisle Cos., Inc.	2,854	739,928
Carrier Global Corp.	571	31,519
Fortune Brands Innovations, Inc.	11,027	685,438
Johnson Controls International PLC	34,370	1,828,828
Owens Corning	12,209	1,665,430
		5,838,134
Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	52,444	2,236,737
Franklin Resources, Inc.	5,210	128,062
Goldman Sachs Group, Inc. (The)	18,498	5,985,398
Jefferies Financial Group, Inc.	6,993	256,154
Morgan Stanley	58,923	4,812,241
Northern Trust Corp.	938	65,172
Raymond James Financial, Inc.	2,205	221,448
State Street Corp.	10,112	677,099
		14,382,311
Chemicals — 3.8%
Air Products & Chemicals, Inc.	5,579	1,581,089
Albemarle Corp.	2,684	456,387
Celanese Corp.	4,202	527,435
CF Industries Holdings, Inc.	11,835	1,014,733
Corteva, Inc.	18,513	947,125
Dow, Inc.	51,700	2,665,652
DuPont de Nemours, Inc.	13,259	988,989
	SHARES	VALUE†
Eastman Chemical Co.	17,799	$1,365,539
FMC Corp.	500	33,485
International Flavors & Fragrances, Inc.	9,315	635,003
Linde PLC	14,100	5,250,135
LyondellBasell Industries NV, Class A	21,390	2,025,633
Mosaic Co. (The)	12,646	450,198
PPG Industries, Inc.	2,117	274,787
Westlake Corp.	7,968	993,370
		19,209,560
Commercial Banks — 9.1%
Bank of America Corp.	206,326	5,649,206
Citigroup, Inc.	79,030	3,250,504
Citizens Financial Group, Inc.	18,613	498,828
East West Bancorp, Inc.	2,390	125,977
Fifth Third Bancorp	70,601	1,788,323
Huntington Bancshares, Inc.	72,900	758,160
JPMorgan Chase & Co.	142,484	20,663,030
KeyCorp	33,936	365,151
M&T Bank Corp.	3,759	475,326
PNC Financial Services Group, Inc. (The)	11,566	1,419,958
Regions Financial Corp.	119,937	2,062,916
Truist Financial Corp.	64,730	1,851,925
U.S. Bancorp	40,031	1,323,425
Wells Fargo & Co.	126,013	5,148,891
Zions Bancorp NA	20,193	704,534
		46,086,154
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	19,861	2,830,391
Communications Equipment — 0.2%
Cisco Systems, Inc.	4,155	223,373
Juniper Networks, Inc.	19,365	538,153
		761,526
Computers & Peripherals — 1.3%
Dell Technologies, Inc., Class C	861	59,323
Hewlett Packard Enterprise Co.	141,847	2,463,882
HP, Inc.	123,628	3,177,240
Western Digital Corp. *	15,020	685,363
		6,385,808
Construction & Engineering — 0.2%
AECOM	9,024	749,353
Quanta Services, Inc.	490	91,664
		841,017
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	4,136	1,697,745
Vulcan Materials Co.	8,594	1,736,160
		3,433,905
Consumer Finance — 1.1%
Ally Financial, Inc.	52,963	1,413,053
Capital One Financial Corp.	28,539	2,769,710
Discover Financial Services	7,930	686,976
Synchrony Financial	25,544	780,880
		5,650,619
Consumer Staples Distribution & Retail — 2.2%
Dollar Tree, Inc. *	12,596	1,340,844
Kroger Co. (The)	64,415	2,882,571
U.S. Foods Holding Corp. *	9,124	362,223
Walgreens Boots Alliance, Inc.	44,769	995,663
Walmart, Inc.	34,998	5,597,230
		11,178,531
Containers & Packaging — 0.5%
Amcor PLC	20,769	190,244
International Paper Co.	40,705	1,443,806

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Packaging Corp. of America	2,898	$444,988
Sonoco Products Co.	611	33,208
WestRock Co.	13,537	484,625
		2,596,871
Distributors — 0.4%
LKQ Corp.	37,512	1,857,219
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	455,881	6,847,333
Verizon Communications, Inc.	198,247	6,425,185
		13,272,518
Electric Utilities — 0.2%
NRG Energy, Inc.	22,148	853,141
Electrical Equipment — 0.8%
AMETEK, Inc.	5,351	790,664
Eaton Corp. PLC	15,699	3,348,283
Sensata Technologies Holding PLC	1,781	67,357
		4,206,304
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	84,494	2,574,532
Flex Ltd. *	31,420	847,712
Jabil, Inc.	2,048	259,871
TD SYNNEX Corp.	1,605	160,275
TE Connectivity Ltd.	19,391	2,395,370
		6,237,760
Energy Equipment & Services — 0.2%
Baker Hughes Co.	32,142	1,135,256
Entertainment — 1.5%
Activision Blizzard, Inc.	21,184	1,983,458
Electronic Arts, Inc.	2,901	349,280
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	62,024
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	136,686
Liberty Media Corp.-Liberty Live, Class A *	1,143	36,485
Liberty Media Corp.-Liberty Live, Class C *	2,287	73,413
Take-Two Interactive Software, Inc. *	2,574	361,364
Walt Disney Co. (The) *	41,483	3,362,197
Warner Bros Discovery, Inc. *	96,742	1,050,618
		7,415,525
Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B *	38,388	13,447,316
Fidelity National Information Services, Inc.	20,911	1,155,751
Fiserv, Inc. *	12,529	1,415,276
Global Payments, Inc.	4,923	568,065
		16,586,408
Food Products — 3.0%
Archer-Daniels-Midland Co.	24,965	1,882,860
Bunge Ltd.	12,845	1,390,471
Campbell Soup Co.	3,702	152,078
Conagra Brands, Inc.	19,827	543,656
Darling Ingredients, Inc. *	5,424	283,133
General Mills, Inc.	38,095	2,437,699
Hormel Foods Corp.	5,728	217,836
J.M. Smucker Co. (The)	13,087	1,608,523
Kraft Heinz Co. (The)	20,920	703,749
	SHARES	VALUE†
McCormick & Co., Inc.	1,921	$145,305
Mondelez International, Inc., Class A	51,728	3,589,923
Post Holdings, Inc. *	973	83,425
Seaboard Corp.	22	82,566
Tyson Foods, Inc., Class A	41,844	2,112,704
		15,233,928
Ground Transportation — 0.8%
Norfolk Southern Corp.	16,359	3,221,578
U-Haul Holding Co.	18,027	944,434
U-Haul Holding Co. *@	2,003	109,304
		4,275,316
Health Care Equipment & Supplies — 1.7%
Becton Dickinson & Co.	8,055	2,082,459
Boston Scientific Corp. *	7,514	396,739
Cooper Cos., Inc. (The)	137	43,568
GE HealthCare Technologies, Inc.	15,734	1,070,541
Hologic, Inc. *	5,323	369,416
Medtronic PLC	37,706	2,954,642
STERIS PLC	3,097	679,544
Zimmer Biomet Holdings, Inc.	8,154	915,042
Zimvie, Inc. *	815	7,669
		8,519,620
Health Care Providers & Services — 5.2%
Centene Corp. *	19,196	1,322,221
Cigna Group (The)	19,065	5,453,925
CVS Health Corp.	58,448	4,080,839
Elevance Health, Inc.	13,010	5,664,814
Henry Schein, Inc. *	3,777	280,442
Humana, Inc.	7,918	3,852,265
Laboratory Corp. of America Holdings	13,769	2,768,258
McKesson Corp.	390	169,592
Quest Diagnostics, Inc.	18,783	2,288,896
Universal Health Services, Inc., Class B	1,221	153,516
		26,034,768
Hotels, Restaurants & Leisure — 0.5%
Aramark	16,117	559,260
Carnival Corp. *	27,865	382,308
Hyatt Hotels Corp., Class A	3,174	336,698
MGM Resorts International *	26,967	991,307
		2,269,573
Household Durables — 2.6%
DR Horton, Inc.	50,225	5,397,681
Garmin Ltd.	12,982	1,365,706
Lennar Corp., B Shares @	573	58,578
Lennar Corp., Class A	23,116	2,594,308
Mohawk Industries, Inc. *	369	31,664
PulteGroup, Inc.	41,840	3,098,252
Whirlpool Corp.	3,147	420,754
		12,966,943
Independent Power Producers & Energy Traders — 0.2%
Vistra Corp.	25,467	844,995
Industrial Conglomerates — 0.3%
3M Co.	4,171	390,489
General Electric Co.	11,962	1,322,399
		1,712,888
Insurance — 4.3%
Aflac, Inc.	32,730	2,512,028

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Allstate Corp. (The)	940	$104,725
American International Group, Inc.	29,118	1,764,551
Arch Capital Group Ltd. *	11,691	931,890
Chubb Ltd.	11,440	2,381,579
Cincinnati Financial Corp.	370	37,847
CNA Financial Corp.	2,580	101,523
Everest Group Ltd.	1,938	720,296
F&G Annuities & Life, Inc.	103	2,890
Fidelity National Financial, Inc.	1,515	62,570
Hartford Financial Services Group, Inc. (The)	47,472	3,366,240
Lincoln National Corp.	9,516	234,950
Loews Corp.	15,964	1,010,681
Markel Group, Inc. *	116	170,809
MetLife, Inc.	10,237	644,010
Old Republic International Corp.	14,636	394,294
Principal Financial Group, Inc.	28,632	2,063,508
Prudential Financial, Inc.	16,742	1,588,648
RenaissanceRe Holdings Ltd.	469	92,824
Travelers Companies, Inc. (The)	21,374	3,490,588
		21,676,451
Interactive Media & Services — 2.0%
Meta Platforms, Inc., Class A *	33,074	9,929,146
IT Services — 0.8%
Akamai Technologies, Inc. *	3,310	352,647
Amdocs Ltd.	15,213	1,285,346
Cognizant Technology Solutions Corp., Class A	34,305	2,323,821
DXC Technology Co. *	10,285	214,237
Kyndryl Holdings, Inc. *	1,933	29,188
		4,205,239
Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories, Inc., Class A *	172	61,653
Danaher Corp.	19,132	4,746,649
Fortrea Holdings, Inc. *	13,769	393,656
Revvity, Inc.	1,932	213,872
Thermo Fisher Scientific, Inc.	6,997	3,541,672
		8,957,502
Machinery — 3.5%
AGCO Corp.	2,811	332,485
Cummins, Inc.	10,946	2,500,723
Dover Corp.	6,916	964,851
Fortive Corp.	7,311	542,184
Ingersoll Rand, Inc.	14,939	951,913
Oshkosh Corp.	984	93,903
Otis Worldwide Corp.	25,885	2,078,825
PACCAR, Inc.	34,507	2,933,785
Parker-Hannifin Corp.	6,933	2,700,542
Pentair PLC	20,400	1,320,900
Snap-On, Inc.	6,351	1,619,886
Stanley Black & Decker, Inc.	14,985	1,252,446
Westinghouse Air Brake Technologies Corp.	5,333	566,738
		17,859,181
Media — 3.1%
Comcast Corp., Class A	285,775	12,671,263
Fox Corp. Class A	24,883	776,350
Fox Corp. Class B	14,510	419,049
Interpublic Group of Cos., Inc. (The)	21,833	625,734
Liberty Broadband Corp., Class C *	3,887	354,961
	SHARES	VALUE†
Liberty Media Corp.-Liberty SiriusXM, Class A *	4,389	$111,700
Liberty Media Corp.-Liberty SiriusXM, Class C *	8,778	223,488
News Corp., Class A	8,320	166,899
News Corp., Class B	1,734	36,188
Paramount Global, Class B	25,564	329,776
		15,715,408
Metals & Mining — 3.5%
Freeport-McMoRan, Inc.	106,539	3,972,839
Newmont Corp.	42,413	1,567,160
Nucor Corp.	38,084	5,954,434
Reliance Steel & Aluminum Co.	9,348	2,451,326
Royal Gold, Inc.	725	77,089
Steel Dynamics, Inc.	33,820	3,626,181
		17,649,029
Oil, Gas & Consumable Fuels — 15.2%
Chevron Corp.	97,929	16,512,788
ConocoPhillips	92,400	11,069,520
Coterra Energy, Inc.	17,923	484,817
Devon Energy Corp.	13,044	622,199
Diamondback Energy, Inc.	4,617	715,081
EOG Resources, Inc.	23,992	3,041,226
EQT Corp.	1,748	70,934
Exxon Mobil Corp.	222,398	26,149,557
HF Sinclair Corp.	471	26,814
Kinder Morgan, Inc.	73,017	1,210,622
Marathon Oil Corp.	18,183	486,395
Marathon Petroleum Corp.	30,104	4,555,939
Occidental Petroleum Corp.	34,021	2,207,283
ONEOK, Inc.	1,519	96,350
Phillips 66	15,495	1,861,724
Pioneer Natural Resources Co.	10,352	2,376,302
Valero Energy Corp.	19,826	2,809,542
Williams Cos., Inc. (The)	70,657	2,380,434
		76,677,527
Passenger Airlines — 0.4%
Delta Air Lines, Inc.	33,883	1,253,671
Southwest Airlines Co.	27,340	740,094
United Airlines Holdings, Inc. *	5,310	224,613
		2,218,378
Personal Products — 0.0%
BellRing Brands, Inc. *	1,233	50,837
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	78,489	4,555,502
Jazz Pharmaceuticals PLC *	4,730	612,251
Pfizer, Inc.	340,714	11,301,483
Viatris, Inc.	69,023	680,567
		17,149,803
Professional Services — 0.6%
Concentrix Corp.	1,605	128,577
Jacobs Solutions, Inc.	6,136	837,564
Leidos Holdings, Inc.	16,200	1,492,992
Manpowergroup, Inc.	632	46,338
SS&C Technologies Holdings, Inc.	7,467	392,316
		2,897,787
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	19,100	1,410,726
Jones Lang LaSalle, Inc. *	4,753	671,029
		2,081,755
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc. *	14,927	1,534,794

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Analog Devices, Inc.	18,542	$3,246,519
Intel Corp.	241,567	8,587,707
Marvell Technology, Inc.	18,929	1,024,627
Micron Technology, Inc.	74,362	5,058,847
Qorvo, Inc. *	11,125	1,062,103
Skyworks Solutions, Inc.	4,292	423,148
		20,937,745
Software — 0.4%
Gen Digital, Inc.	3,129	55,321
Roper Technologies, Inc.	366	177,246
Salesforce, Inc. *	9,937	2,015,025
		2,247,592
Specialty Retail — 0.1%
Carmax, Inc. *	8,119	574,257
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	1,676	194,567
Tapestry, Inc.	6,979	200,646
		395,213
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	5,460	2,427,352
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	29,534	4,136,237
TOTAL COMMON STOCKS (Identified Cost $313,992,999)		504,093,203
SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 5.040%	1,051,845	1,051,845
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,051,845)		1,051,845
Total Investments — 100.0% (Identified Cost $315,044,844)		505,145,048
Cash and Other Assets, Less Liabilities — 0.0%		194,060
Net Assets — 100.0%		$505,339,108

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2023, the fair value of the securities on loan was $171,783.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2023
(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	21.2%
Energy	15.4%
Health Care	13.9%
Industrials	11.7%
Communication Services	10.0%
Materials	8.5%
Information Technology	8.1%
Consumer Staples	5.7%
Consumer Discretionary	5.2%
Utilities	0.3%
100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.1%
AAR Corp. *	3,510	$208,950
Aerovironment, Inc. *	2,477	276,260
Astronics Corp., Class B *	693	10,953
Axon Enterprise, Inc. *	253	50,344
BWX Technologies, Inc.	3,927	294,446
Curtiss-Wright Corp.	2,577	504,139
Ducommun, Inc. *	1,489	64,786
Hexcel Corp.	5,671	369,409
Innovative Solutions & Support, Inc. *	3,248	24,685
Kaman Corp.	3,031	59,559
Kratos Defense & Security Solutions, Inc. *	11,721	176,049
Mercury Systems, Inc. *	4,277	158,634
Moog, Inc., Class A	2,730	308,381
National Presto Industries, Inc.	709	51,374
Park Aerospace Corp.	2,501	38,841
Parsons Corp. *	1,163	63,209
V2X, Inc. *	1,491	77,025
Woodward, Inc.	4,322	537,052
		3,274,096
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. *	7,181	149,867
Forward Air Corp.	2,778	190,960
HUB Group, Inc., Class A *	3,444	270,492
Radiant Logistics, Inc. *	6,146	34,725
		646,044
Automobile Components — 1.8%
Adient PLC *	4,024	147,681
American Axle & Manufacturing Holdings, Inc. *	3,721	27,014
Autoliv, Inc.	6,598	636,575
BorgWarner, Inc.	15,123	610,515
Cooper-Standard Holdings, Inc. *	1,153	15,473
Dana, Inc.	9,900	145,233
Dorman Products, Inc. *	3,535	267,812
Fox Factory Holding Corp. *	4,825	478,061
Gentex Corp.	15,377	500,368
Gentherm, Inc. *	4,234	229,737
Goodyear Tire & Rubber Co. (The) *	6,748	83,878
LCI Industries	2,757	323,727
Lear Corp.	4,020	539,484
Modine Manufacturing Co. *	6,449	295,042
Motorcar Parts of America, Inc. *	2,267	18,340
Patrick Industries, Inc.	2,334	175,190
Phinia, Inc.	3,024	81,013
Standard Motor Products, Inc.	2,639	88,723
Stoneridge, Inc. *	2,727	54,731
Strattec Security Corp. *	941	21,737
Visteon Corp. *	2,696	372,237
XPEL, Inc. *	305	23,518
		5,136,089
Automobiles — 0.3%
Harley-Davidson, Inc.	9,600	317,376
Thor Industries, Inc.	2,397	228,027
Winnebago Industries, Inc.	3,191	189,705
		735,108
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A *	69	26,878
Celsius Holdings, Inc. *	1,501	257,572
Coca-Cola Consolidated, Inc.	997	634,411
Duckhorn Portfolio, Inc. (The) *	6,105	62,637
MGP Ingredients, Inc. @	1,851	195,243
Molson Coors Beverage Co., Class B	9,730	618,731
	SHARES	VALUE†
National Beverage Corp. *	8,395	$394,733
		2,190,205
Biotechnology — 2.0%
Agios Pharmaceuticals, Inc. *	4,111	101,747
Aldeyra Therapeutics, Inc. *	3,971	26,526
Alkermes PLC *	7,251	203,101
Allogene Therapeutics, Inc. *@	9,669	30,651
AnaptysBio, Inc. *	2,569	46,139
Anika Therapeutics, Inc. *	1,795	33,441
Arcturus Therapeutics Holdings, Inc. *	2,548	65,101
Arcus Biosciences, Inc. *	2,904	52,127
Avid Bioservices, Inc. *	4,386	41,404
Avidity Biosciences, Inc. *	4,762	30,382
Beam Therapeutics, Inc. *	497	11,953
Biomea Fusion, Inc. *	1,472	20,255
Bluebird Bio, Inc. *	5,659	17,203
Blueprint Medicines Corp. *	1,537	77,188
Catalyst Pharmaceuticals, Inc. *	8,570	100,183
Chinook Therapeutics, Inc. CVR *¶<>	5,000	1,950
Crinetics Pharmaceuticals, Inc. *	551	16,387
CRISPR Therapeutics AG *@	1,927	87,467
Cullinan Oncology, Inc. *	1,139	10,308
Deciphera Pharmaceuticals, Inc. *	5,724	72,809
Design Therapeutics, Inc. *	1,007	2,377
Dynavax Technologies Corp. *	7,915	116,905
Dyne Therapeutics, Inc. *	1,485	13,306
Eagle Pharmaceuticals, Inc. *	488	7,696
Editas Medicine, Inc. *	4,524	35,287
Emergent BioSolutions, Inc. *	5,055	17,187
Enanta Pharmaceuticals, Inc. *	1,585	17,704
Exelixis, Inc. *	22,934	501,108
Fate Therapeutics, Inc. *	2,137	4,530
Generation Bio Co. *	1,523	5,772
Graphite Bio, Inc. *	3,123	7,745
Halozyme Therapeutics, Inc. *	10,812	413,018
Ideaya Biosciences, Inc. *	4,393	118,523
Intellia Therapeutics, Inc. *	2,590	81,896
Iovance Biotherapeutics, Inc. *	6,868	31,249
Ironwood Pharmaceuticals, Inc. *	11,743	113,085
KalVista Pharmaceuticals, Inc. *	767	7,386
Karuna Therapeutics, Inc. *	1,267	214,237
Kodiak Sciences, Inc. *	2,149	3,868
Krystal Biotech, Inc. *	1,598	185,368
Kura Oncology, Inc. *	5,384	49,102
Kymera Therapeutics, Inc. *@	3,129	43,493
MacroGenics, Inc. *	1,907	8,887
Mirati Therapeutics, Inc. *	1,395	60,766
Myriad Genetics, Inc. *	8,130	130,405
Neurocrine Biosciences, Inc. *	7,426	835,425
Nurix Therapeutics, Inc. *	2,828	22,228
PDL BioPharma, Inc. *§	18,262	33,650
PMV Pharmaceuticals, Inc. *	3,331	20,452
Prothena Corp. PLC *	932	44,969
RAPT Therapeutics, Inc. *	1,843	30,631
Recursion Pharmaceuticals, Inc., Class A *@	1,754	13,418
REGENXBIO, Inc. *	2,731	44,952
Relay Therapeutics, Inc. *	7,635	64,210
Replimune Group, Inc. *	3,690	63,136
REVOLUTION Medicines, Inc. *	5,705	157,914
Rocket Pharmaceuticals, Inc. *	3,576	73,272
Sage Therapeutics, Inc. *	3,363	69,211
Sangamo Therapeutics, Inc. *	9,669	5,799
Sarepta Therapeutics, Inc. *	1,358	164,617
Stoke Therapeutics, Inc. *@	2,970	11,702

The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Sutro Biopharma, Inc. *	908	$3,151
Syndax Pharmaceuticals, Inc. *	5,678	82,445
Twist Bioscience Corp. *	2,997	60,719
United Therapeutics Corp. *	2,637	595,619
Vaxcyte, Inc. *	672	34,259
Veracyte, Inc. *	4,340	96,912
Vericel Corp. *	713	23,900
Xencor, Inc. *	2,792	56,259
Xenon Pharmaceuticals, Inc. *	338	11,546
		5,857,618
Broadline Retail — 0.3%
Big Lots, Inc.	1,156	5,907
Dillard’s, Inc., Class A @	1,052	348,012
Kohl’s Corp.	2,281	47,810
Macy’s, Inc.	16,931	196,569
Nordstrom, Inc. @	2,914	43,535
Ollie’s Bargain Outlet Holdings, Inc. *	3,753	289,657
		931,490
Building Products — 3.2%
A.O. Smith Corp.	8,970	593,186
AAON, Inc.	8,946	508,759
Advanced Drainage Systems, Inc.	7,209	820,601
Allegion PLC	575	59,915
American Woodmark Corp. *	1,353	102,300
Apogee Enterprises, Inc.	2,316	109,037
Armstrong World Industries, Inc.	4,365	314,280
AZZ, Inc.	2,809	128,034
Builders FirstSource, Inc. *	13,840	1,722,942
CSW Industrials, Inc.	1,174	205,732
Gibraltar Industries, Inc. *	3,042	205,365
Insteel Industries, Inc.	2,278	73,944
Lennox International, Inc.	1,677	627,936
Masco Corp.	3,905	208,722
Masonite International Corp. *	169	15,754
Owens Corning	6,683	911,628
PGT Innovations, Inc. *	6,135	170,246
Quanex Building Products Corp.	3,883	109,384
Resideo Technologies, Inc. *	681	10,760
Simpson Manufacturing Co., Inc.	4,397	658,715
Trex Co., Inc. *	10,510	647,731
UFP Industries, Inc.	6,595	675,328
Zurn Elkay Water Solutions Corp.	14,150	396,483
		9,276,782
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	4,043	526,965
Artisan Partners Asset Management, Inc., Class A	7,515	281,211
AssetMark Financial Holdings, Inc. *	3,140	78,751
Avantax, Inc. *	5,658	144,732
B Riley Financial, Inc. @	1,204	49,352
BGC Group, Inc., Class A	30,567	161,394
Brightsphere Investment Group, Inc.	2,826	54,796
Carlyle Group, Inc. (The)	1,797	54,198
Cohen & Steers, Inc.	5,127	321,412
Diamond Hill Investment Group, Inc.	289	48,717
Donnelley Financial Solutions, Inc. *	3,798	213,751
Evercore, Inc., Class A	3,659	504,503
	SHARES	VALUE†
Federated Hermes, Inc.	10,797	$365,694
Franklin Resources, Inc.	3,638	89,422
Hamilton Lane, Inc., Class A	1,792	162,068
Houlihan Lokey, Inc.	1,002	107,334
Intercontinental Exchange, Inc.	113	12,432
Invesco Ltd.	24,055	349,279
Janus Henderson Group PLC	14,636	377,902
Jefferies Financial Group, Inc.	21,621	791,977
Lazard Ltd., Class A	6,742	209,069
MarketAxess Holdings, Inc.	710	151,684
Moelis & Co., Class A	3,960	178,715
Morningstar, Inc. @	2,847	666,881
Open Lending Corp., Class A *	2,793	20,445
Oppenheimer Holdings, Inc., Class A	1,244	47,658
Piper Sandler Cos.	2,107	306,168
PJT Partners, Inc., Class A	1,422	112,964
Robinhood Markets, Inc., Class A *	7,373	72,329
SEI Investments Co.	4,732	285,008
Silvercrest Asset Management Group, Inc., Class A	759	12,045
StepStone Group, Inc., Class A	446	14,085
Stifel Financial Corp.	9,673	594,309
Stonex Group, Inc. *	2,079	201,497
Victory Capital Holdings, Inc., Class A	982	32,740
Virtu Financial, Inc., Class A	4,501	77,732
Virtus Investment Partners, Inc.	853	172,297
Westwood Holdings Group, Inc.	1,157	11,744
WisdomTree, Inc. @	4,286	30,002
		7,893,262
Chemicals — 2.4%
AdvanSix, Inc.	3,198	99,394
Alto Ingredients, Inc. *	5,761	25,464
American Vanguard Corp.	3,554	38,845
Ashland, Inc.	4,253	347,385
Avient Corp.	10,014	353,695
Axalta Coating Systems Ltd. *	16,030	431,207
Balchem Corp.	3,741	464,034
Cabot Corp.	5,463	378,422
Celanese Corp.	823	103,303
Chemours Co. (The)	8,849	248,214
Core Molding Technologies, Inc. *	1,500	42,735
Eastman Chemical Co.	2,334	179,064
Ecovyst, Inc. *	5,086	50,046
Element Solutions, Inc.	21,963	430,694
FMC Corp.	2,021	135,346
H.B. Fuller Co.	6,101	418,590
Hawkins, Inc.	2,648	155,835
Huntsman Corp.	12,047	293,947
Ingevity Corp. *	2,015	95,934
Innospec, Inc.	2,704	276,349
Intrepid Potash, Inc. *	750	18,870
Koppers Holdings, Inc.	2,308	91,281
Kronos Worldwide, Inc.	2,278	17,655
Livent Corp. *@	7,893	145,310
LSB Industries, Inc. *	3,802	38,894
Mativ Holdings, Inc.	6,136	87,499
Minerals Technologies, Inc.	3,081	168,716
Mosaic Co. (The)	5,447	193,913
NewMarket Corp.	504	229,340
Olin Corp.	3,715	185,676

The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Orion SA	3,504	$74,565
Quaker Chemical Corp.	784	125,440
RPM International, Inc.	3,644	345,488
Sensient Technologies Corp.	4,568	267,137
Stepan Co.	2,418	181,277
Tronox Holdings PLC	1,464	19,676
		6,759,240
Commercial Banks — 8.3%
1st Source Corp.	2,546	107,161
Amalgamated Financial Corp.	477	8,214
Amerant Bancorp, Inc.	661	11,528
American National Bankshares, Inc.	1,508	57,213
Ameris Bancorp	7,199	276,370
AmeriServ Financial, Inc.	4,400	11,660
Arrow Financial Corp.	2,279	38,795
Associated Banc-Corp.	15,878	271,673
Atlantic Union Bankshares Corp.	6,981	200,913
Axos Financial, Inc. *	7,155	270,888
Banc of California, Inc.	5,994	74,206
Bancfirst Corp.	3,303	286,469
Bancorp, Inc. (The) *	6,121	211,174
Bank of Hawaii Corp. @	3,456	171,729
Bank of Marin Bancorp	1,580	28,882
Bank OZK	4,569	169,373
BankUnited, Inc.	3,310	75,137
Bankwell Financial Group, Inc.	326	7,912
Banner Corp.	3,355	142,185
Bar Harbor Bankshares	2,089	49,363
BCB Bancorp, Inc.	878	9,781
Berkshire Hills Bancorp, Inc.	4,455	89,323
BOK Financial Corp.	5,182	414,456
Bridgewater Bancshares, Inc. *	700	6,636
Brookline Bancorp, Inc.	7,431	67,696
Business First Bancshares, Inc.	553	10,374
Byline Bancorp, Inc.	1,299	25,603
C&F Financial Corp.	466	24,978
Cadence Bank	15,454	327,934
Camden National Corp.	1,756	49,554
Capital City Bank Group, Inc.	1,890	56,379
Capitol Federal Financial, Inc.	9,589	45,740
Carter Bankshares, Inc. *	711	8,909
Cathay General Bancorp	7,259	252,323
Central Pacific Financial Corp.	3,116	51,975
Central Valley Community Bancorp	1,638	23,112
Citizens & Northern Corp.	852	14,953
Citizens Community Bancorp, Inc.	400	3,840
Citizens Financial Group, Inc.	2,211	59,255
City Holding Co.	1,686	152,330
Civista Bancshares, Inc.	270	4,185
CNB Financial Corp.	2,264	41,001
Coastal Financial Corp. *	555	23,815
Columbia Banking System, Inc.	8,311	168,713
Columbia Financial, Inc. *@	2,819	44,286
Comerica, Inc.	7,707	320,226
Commerce Bancshares, Inc.	8,574	411,380
Community Bank System, Inc.	4,718	199,147
Community Trust Bancorp, Inc.	2,206	75,578
Connectone Bancorp, Inc.	4,989	88,954
Cullen/Frost Bankers, Inc.	3,828	349,152
Customers Bancorp, Inc. *	4,720	162,604
CVB Financial Corp.	13,166	218,161
Dime Community Bancshares, Inc.	4,460	89,022
	SHARES	VALUE†
Eagle Bancorp, Inc.	2,951	$63,299
East West Bancorp, Inc.	9,740	513,395
Enterprise Bancorp, Inc.	331	9,063
Enterprise Financial Services Corp.	2,901	108,787
Equity Bancshares, Inc., Class A	1,470	35,383
Esquire Financial Holdings, Inc.	569	25,998
ESSA Bancorp, Inc.	1,900	28,519
Farmers & Merchants Bancorp, Inc. @	1,205	21,124
Farmers National Banc Corp.	3,991	46,136
FB Financial Corp.	3,274	92,851
Financial Institutions, Inc.	1,855	31,220
First Bancorp	22,023	296,430
First Bancorp, Inc. (The)	1,876	44,086
First Bancorp/Southern Pines NC	3,381	95,141
First Bancshares, Inc. (The)	1,367	36,868
First Busey Corp.	5,571	107,075
First Business Financial Services, Inc.	551	16,535
First Citizens Bancshares, Inc., Class A	388	535,479
First Commonwealth Financial Corp.	9,286	113,382
First Community Bankshares, Inc.	1,982	58,370
First Financial Bancorp	8,992	176,243
First Financial Bankshares, Inc.	14,820	372,278
First Financial Corp.	1,395	47,165
First Financial Northwest, Inc.	2,239	28,480
First Foundation, Inc.	4,921	29,920
First Hawaiian, Inc.	1,200	21,660
First Horizon Corp.	34,054	375,275
First Internet Bancorp	1,284	20,814
First Interstate Bancsystem, Inc., Class A	5,123	127,768
First Merchants Corp.	5,621	156,376
First Mid Bancshares, Inc.	500	13,280
First of Long Island Corp. (The)	2,295	26,415
Flushing Financial Corp.	3,899	51,194
FNB Corp.	22,576	243,595
FS Bancorp, Inc.	962	28,379
Fulton Financial Corp.	15,678	189,861
German American Bancorp, Inc.	3,217	87,148
Glacier Bancorp, Inc.	11,842	337,497
Great Southern Bancorp, Inc.	1,501	71,928
Hancock Whitney Corp.	6,503	240,546
Hanmi Financial Corp.	3,586	58,201
Harborone Bancorp, Inc.	6,045	57,548
Heartland Financial USA, Inc.	4,558	134,142
Heritage Commerce Corp.	6,526	55,275
Heritage Financial Corp.	4,162	67,882
Hilltop Holdings, Inc.	6,988	198,180
Hingham Institution For Savings (The) @	236	44,073
Home Bancorp, Inc.	994	31,679
Home Bancshares, Inc.	13,006	272,346
HomeStreet, Inc.	2,447	19,062
HomeTrust Bancshares, Inc.	2,255	48,866
Hope Bancorp, Inc.	11,541	102,138
Horizon Bancorp, Inc.	3,103	33,140
Independent Bank Corp.	5,005	245,695
Independent Bank Corp.	600	11,004
Independent Bank Group, Inc.	2,187	86,496
International Bancshares Corp.	5,903	255,836
Kearny Financial Corp.	7,750	53,707
KeyCorp	5,254	56,533
Lakeland Bancorp, Inc.	5,547	70,003
Lakeland Financial Corp.	3,146	149,309
Live Oak Bancshares, Inc.	847	24,521
Macatawa Bank Corp.	5,141	46,063
Mercantile Bank Corp.	1,601	49,487
Metropolitan Bank Holding Corp. *	321	11,646
The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Midland States Bancorp, Inc.	1,086	$22,306
MidWestOne Financial Group, Inc.	613	12,462
National Bank Holdings Corp., Class A	3,376	100,470
NBT Bancorp, Inc.	4,206	133,288
New York Community Bancorp, Inc.	49,763	564,312
Nicolet Bankshares, Inc.	1,020	71,176
Northeast Bank	896	39,514
Northfield Bancorp, Inc.	5,020	47,439
Northrim Bancorp, Inc.	836	33,122
Northwest Bancshares, Inc.	12,344	126,279
OceanFirst Financial Corp.	5,639	81,596
OFG Bancorp	5,852	174,741
Old National Bancorp	28,203	410,072
Old Second Bancorp, Inc.	2,244	30,541
Origin Bancorp, Inc.	1,342	38,744
Pacific Premier Bancorp, Inc.	6,941	151,036
Park National Corp.	1,732	163,709
Pathward Financial, Inc.	3,897	179,613
Peapack Gladstone Financial Corp.	1,992	51,095
Penns Woods Bancorp, Inc.	1,138	23,989
Peoples Bancorp, Inc.	3,204	81,317
Pinnacle Financial Partners, Inc.	3,365	225,590
Popular, Inc.	7,138	449,765
Preferred Bank	1,561	97,172
Premier Financial Corp.	4,193	71,533
Primis Financial Corp.	2,721	22,176
Prosperity Bancshares, Inc.	7,853	428,617
Provident Financial Holdings, Inc.	1,124	14,713
Provident Financial Services, Inc.	7,592	116,082
QCR Holdings, Inc.	1,914	92,867
Renasant Corp.	5,355	140,247
Republic Bancorp, Inc., Class A	1,997	87,968
Riverview Bancorp, Inc.	2,557	14,217
S&T Bancorp, Inc.	3,996	108,212
Sandy Spring Bancorp, Inc.	2,943	63,068
Seacoast Banking Corp. of Florida	5,003	109,866
ServisFirst Bancshares, Inc.	5,630	293,717
Sierra Bancorp	2,000	37,920
Simmons First National Corp., Class A	10,791	183,015
South State Corp.	7,217	486,137
Southern First Bancshares, Inc. *	923	24,866
Southern Missouri Bancorp, Inc.	686	26,541
Southside Bancshares, Inc.	3,368	96,662
Stellar Bancorp, Inc.	3,386	72,189
Stock Yards Bancorp, Inc.	2,936	115,355
Summit Financial Group, Inc.	392	8,836
Synovus Financial Corp.	7,875	218,925
Territorial Bancorp, Inc.	1,557	14,153
Texas Capital Bancshares, Inc. *	3,132	184,475
Timberland Bancorp, Inc.	921	24,959
Tompkins Financial Corp.	1,559	76,375
Towne Bank	5,809	133,200
Trico Bancshares	2,959	94,777
Triumph Bancorp, Inc. *	2,441	158,152
TrustCo Bank Corp.	2,134	58,237
Trustmark Corp.	5,770	125,382
UMB Financial Corp.	4,960	307,768
United Bankshares, Inc.	12,088	333,508
United Community Banks, Inc.	8,563	217,586
	SHARES	VALUE†
Univest Financial Corp	3,363	$58,449
Valley National Bancorp	37,407	320,204
Veritex Holdings, Inc.	3,570	64,081
Washington Federal, Inc.	6,377	163,379
Washington Trust Bancorp, Inc.	2,001	52,686
Webster Financial Corp.	11,093	447,159
WesBanco, Inc.	6,661	162,662
West Bancorp, Inc.	1,763	28,755
Westamerica Bancorp	2,658	114,958
Western Alliance Bancorp	5,446	250,353
Western New England Bancorp, Inc.	3,161	20,515
Wintrust Financial Corp.	4,936	372,668
WSFS Financial Corp.	6,445	235,242
Zions Bancorp NA	10,151	354,168
		23,986,943
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	6,300	252,063
ACCO Brands Corp.	6,694	38,424
Brady Corp., Class A	4,578	251,424
Brink’s Co. (The)	4,524	328,623
Casella Waste Systems, Inc., Class A *	6,377	486,565
Ceco Environmental Corp. *	4,211	67,250
Cimpress PLC *	1,426	99,834
Clean Harbors, Inc. *	4,977	832,951
Deluxe Corp.	4,032	76,165
Driven Brands Holdings, Inc. *	1,606	20,220
Ennis, Inc.	3,110	65,994
HNI Corp.	4,225	146,312
Interface, Inc.	5,834	57,232
Liquidity Services, Inc. *	4,207	74,127
Matthews International Corp., Class A	3,151	122,605
MillerKnoll, Inc.	3,785	92,543
MSA Safety, Inc.	4,031	635,487
NL Industries, Inc.	4,571	21,712
OPENLANE, Inc. *	2,720	40,582
SP Plus Corp. *	2,260	81,586
Steelcase, Inc., Class A	11,344	126,713
Stericycle, Inc. *	4,277	191,225
Tetra Tech, Inc.	5,049	767,599
UniFirst Corp.	1,530	249,405
Virco Manufacturing Corp. *	2,494	19,802
VSE Corp.	1,412	71,221
		5,217,664
Communications Equipment — 1.2%
BK Technologies Corp.	400	4,970
Calix, Inc. *	3,366	154,297
Cambium Networks Corp. *	2,226	16,317
Ciena Corp. *	15,659	740,044
Clearfield, Inc. *@	2,380	68,211
Comtech Telecommunications Corp.	3,207	28,061
Digi International, Inc. *	3,397	91,719
Extreme Networks, Inc. *	7,358	178,137
F5, Inc. *	3,709	597,668
Harmonic, Inc. *	10,330	99,478
Infinera Corp. *@	5,375	22,468
Juniper Networks, Inc.	19,819	550,770
KVH Industries, Inc. *	2,387	12,174
Lantronix, Inc. *	1,100	4,895
Lumentum Holdings, Inc. *	4,956	223,912
NETGEAR, Inc. *	3,539	44,556

The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
NetScout Systems, Inc. *	8,182	$229,260
Optical Cable Corp. *	374	1,118
PC-Tel, Inc.	2,629	10,937
Viasat, Inc. *@	5,325	98,299
Viavi Solutions, Inc. *	21,651	197,890
		3,375,181
Computers & Peripherals — 0.6%
AstroNova, Inc. *	1,572	19,650
Pure Storage, Inc., Class A *	16,618	591,933
Seagate Technology Holdings PLC	1,159	76,436
Stratasys Ltd. *	3,784	51,501
Super Micro Computer, Inc. *	2,778	761,783
Western Digital Corp. *	4,443	202,734
Xerox Holdings Corp.	7,158	112,309
		1,816,346
Construction & Engineering — 2.0%
AECOM	2,553	212,001
Ameresco, Inc., Class A *@	4,050	156,168
Arcosa, Inc.	1,853	133,231
Comfort Systems USA, Inc.	3,764	641,423
Dycom Industries, Inc. *	3,420	304,380
EMCOR Group, Inc.	4,190	881,534
Fluor Corp. *	6,585	241,670
Granite Construction, Inc.	4,358	165,691
Great Lakes Dredge & Dock Corp. *	7,436	59,265
IES Holdings, Inc. *	2,277	149,986
MasTec, Inc. *	6,602	475,146
Matrix Service Co. *	4,086	48,215
MDU Resources Group, Inc.	11,285	220,960
MYR Group, Inc. *	1,935	260,761
Northwest Pipe Co. *	1,211	36,536
Primoris Services Corp.	5,218	170,785
Sterling Infrastructure, Inc. *	3,492	256,592
Tutor Perini Corp. *	3,153	24,688
Valmont Industries, Inc.	1,958	470,331
WillScot Mobile Mini Holdings Corp. *	18,315	761,721
		5,671,084
Construction Materials — 0.2%
Eagle Materials, Inc.	1,439	239,622
Knife River Corp. *	2,821	137,749
Summit Materials, Inc., Class A *	5,504	171,395
United States Lime & Minerals, Inc.	846	170,046
		718,812
Consumer Finance — 1.1%
Ally Financial, Inc.	4,726	126,090
Atlanticus Holdings Corp. *	2,267	68,713
Bread Financial Holdings, Inc.	856	29,275
Consumer Portfolio Services, Inc. *	4,988	45,241
Credit Acceptance Corp. *	760	349,691
Encore Capital Group, Inc. *	3,391	161,954
Enova International, Inc. *	3,876	197,172
Ezcorp, Inc., Class A *	5,994	49,450
FirstCash Holdings, Inc.	4,847	486,542
Green Dot Corp., Class A *	4,505	62,755
LendingClub Corp. *	1,512	9,223
LendingTree, Inc. *	900	13,950
Navient Corp.	16,243	279,704
Nelnet, Inc., Class A	3,245	289,843
OneMain Holdings, Inc.	7,656	306,929
PRA Group, Inc. *	5,417	104,061
PROG Holdings, Inc. *	6,028	200,190
	SHARES	VALUE†
Regional Management Corp.	1,467	$40,607
SLM Corp.	14,278	194,466
Synchrony Financial	1,196	36,562
World Acceptance Corp. *@	977	124,138
		3,176,556
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A	2,354	53,554
Andersons, Inc. (The)	4,055	208,873
BJ’s Wholesale Club Holdings, Inc. *	4,618	329,587
Casey’s General Stores, Inc.	2,455	666,582
Chefs’ Warehouse Inc. (The) *	4,636	98,190
Grocery Outlet Holding Corp. *	2,734	78,876
Ingles Markets, Inc., Class A	1,973	148,626
Natural Grocers by Vitamin Cottage, Inc.	2,710	34,986
Performance Food Group Co. *	9,263	545,220
PriceSmart, Inc.	3,201	238,250
SpartanNash Co.	4,477	98,494
Sprouts Farmers Market, Inc. *	7,149	305,977
U.S. Foods Holding Corp. *	13,615	540,516
United Natural Foods, Inc. *	3,519	49,759
Village Super Market, Inc., Class A	1,435	32,488
Weis Markets, Inc.	2,943	185,409
		3,615,387
Containers & Packaging — 1.5%
AptarGroup, Inc.	5,666	708,477
Berry Global Group, Inc.	9,609	594,893
Crown Holdings, Inc.	2,385	211,025
Graphic Packaging Holding Co.	8,918	198,693
Greif, Inc., Class A	2,553	170,566
Greif, Inc., Class B	1,193	79,406
International Paper Co.	6,483	229,952
Myers Industries, Inc.	4,361	78,193
O-I Glass, Inc. *	8,143	136,232
Packaging Corp. of America	258	39,616
Pactiv Evergreen, Inc.	8,108	65,918
Sealed Air Corp.	10,816	355,414
Silgan Holdings, Inc.	12,267	528,830
Sonoco Products Co.	6,744	366,536
Trimas Corp.	5,102	126,326
WestRock Co.	8,525	305,195
		4,195,272
Distributors — 0.0%
Weyco Group, Inc.	1,043	26,440
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc. *	5,008	214,593
American Public Education, Inc. *	1,928	9,601
Bright Horizons Family Solutions, Inc. *	1,895	154,367
Carriage Services, Inc.	2,984	84,298
Chegg, Inc. *	3,873	34,547
Duolingo, Inc. *	133	22,061
European Wax Center, Inc., Class A *@	583	9,445
Frontdoor, Inc. *	4,679	143,131
Graham Holdings Co., Class B	462	269,346
Grand Canyon Education, Inc. *	3,776	441,339
H&R Block, Inc.	11,646	501,477
Laureate Education, Inc.	3,916	55,216
OneSpaWorld Holdings Ltd. *	2,259	25,346
Perdoceo Education Corp.	6,976	119,289
Service Corp. International	7,334	419,065
Strategic Education, Inc.	2,650	199,412
Stride, Inc. *	4,184	188,405
		2,890,938

The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services — 0.3%
Anterix, Inc. *	1,066	$33,451
ATN International, Inc.	2,105	66,434
Bandwidth, Inc., Class A *	766	8,633
Cogent Communications Holdings, Inc.	5,536	342,678
Costa Communications, Inc. CVR @*§¶	354	1,115
EchoStar Corp., Class A *	1,286	21,541
IDT Corp., Class B *	2,980	65,709
Iridium Communications, Inc.	4,335	197,199
Liberty Latin America Ltd., Class A *	1,600	13,056
Liberty Latin America Ltd., Class C *	12,050	98,328
Ooma, Inc. *	1,297	16,874
		865,018
Electric Utilities — 1.3%
Allete, Inc.	6,498	343,094
Alliant Energy Corp.	5,601	271,369
Evergy, Inc.	4,456	225,919
Genie Energy Ltd., Class B	3,300	48,609
Hawaiian Electric Industries, Inc.	5,722	70,438
IDACORP, Inc.	2,837	265,685
MGE Energy, Inc.	3,771	258,351
NRG Energy, Inc.	14,356	552,993
OGE Energy Corp.	10,049	334,933
Otter Tail Corp.	4,597	349,004
Pinnacle West Capital Corp.	5,960	439,133
PNM Resources, Inc.	10,204	455,201
Portland General Electric Co.	5,648	228,631
		3,843,360
Electrical Equipment — 1.3%
Acuity Brands, Inc.	2,347	399,718
Allient, Inc.	1,626	50,276
Atkore, Inc. *	4,143	618,094
Encore Wire Corp.	1,946	355,067
EnerSys	4,499	425,920
LSI Industries, Inc.	3,137	49,816
nVent Electric PLC	2,150	113,929
Plug Power, Inc. *@	1,062	8,071
Powell Industries, Inc.	1,380	114,402
Preformed Line Products Co.	539	87,631
Regal Rexnord Corp.	6,071	867,424
Sensata Technologies Holding PLC	10,094	381,755
Sunrun, Inc. *@	6,232	78,274
Thermon Group Holdings, Inc. *	3,577	98,260
Vicor Corp. *	3,445	202,876
		3,851,513
Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries, Inc.	4,145	427,432
Arrow Electronics, Inc. *	6,310	790,264
Avnet, Inc.	8,026	386,773
Badger Meter, Inc.	3,368	484,554
Bel Fuse, Inc., Class B	1,421	67,810
Belden, Inc.	4,896	472,709
Benchmark Electronics, Inc.	4,604	111,693
Climb Global Solutions, Inc.	315	13,548
Cognex Corp.	5,365	227,691
Crane NXT Co.	3,089	171,656
CTS Corp.	3,954	165,040
ePlus, Inc. *	3,312	210,378
	SHARES	VALUE†
Fabrinet *	4,275	$712,300
FARO Technologies, Inc. *	2,298	34,999
Flex Ltd. *	22,671	611,664
Identiv, Inc. *	927	7,824
Insight Enterprises, Inc. *	3,841	558,865
IPG Photonics Corp. *	1,782	180,944
Itron, Inc. *	4,157	251,831
Jabil, Inc.	3,611	458,200
Key Tronic Corp. *	1,700	7,599
Kimball Electronics, Inc. *	2,987	81,784
Knowles Corp. *	4,224	62,557
Littelfuse, Inc.	1,865	461,252
Methode Electronics, Inc.	4,122	94,188
NAPCO Security Technologies, Inc.	5,355	119,149
National Instruments Corp.	7,611	453,768
nLight, Inc. *	1,098	11,419
Novanta, Inc. *	4,111	589,682
OSI Systems, Inc. *	1,764	208,223
PC Connection, Inc.	2,926	156,190
Plexus Corp. *	3,061	284,612
Richardson Electronics Ltd.	1,505	16,450
Rogers Corp. *	2,017	265,175
Sanmina Corp. *	6,551	355,588
Scansource, Inc. *	2,807	85,080
TD SYNNEX Corp.	3,515	351,008
Trimble, Inc. *	2,120	114,183
TTM Technologies, Inc. *	10,405	134,016
Vishay Intertechnology, Inc.	11,850	292,932
Vishay Precision Group, Inc. *	1,694	56,885
Vontier Corp.	8,347	258,089
Zebra Technologies Corp., Class A *	668	158,002
		10,964,006
Energy Equipment & Services — 1.6%
Archrock, Inc.	12,231	154,111
Bristow Group, Inc. *	1,579	44,480
Cactus, Inc., Class A	3,486	175,032
ChampionX Corp.	9,876	351,783
Core Laboratories, Inc.	998	23,962
Dril-Quip, Inc. *	2,081	58,622
Expro Group Holdings NV *	837	19,444
Helix Energy Solutions Group, Inc. *	8,345	93,214
Helmerich & Payne, Inc.	5,854	246,805
Liberty Energy, Inc.	11,763	217,851
Nabors Industries Ltd. *	539	66,372
Natural Gas Services Group, Inc. *	2,179	31,726
Newpark Resources, Inc. *	5,904	40,797
Noble Corp. PLC	2,483	125,764
NOV, Inc.	23,731	495,978
Oceaneering International, Inc. *	1,554	39,969
Oil States International, Inc. *	3,584	29,998
Patterson-UTI Energy, Inc.	23,265	321,988
ProPetro Holding Corp. *	4,527	48,122
RPC, Inc.	11,642	104,079
SEACOR Marine Holdings, Inc. *	3,233	44,874
Select Water Solutions, Inc.	3,073	24,430
Solaris Oilfield Infrastructure, Inc., Class A	1,000	10,660
TechnipFMC PLC	23,392	475,793
Tetra Technologies, Inc. *	8,698	55,493
Tidewater, Inc. *	2,915	207,169
Transocean Ltd. *	43,549	357,537

The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
U.S. Silica Holdings, Inc. *	5,267	$73,949
Valaris Ltd. *	1,881	141,037
Weatherford International PLC *	4,378	395,465
		4,476,504
Entertainment — 0.4%
Atlanta Braves Holdings, Inc., Class A *	934	36,491
Atlanta Braves Holdings, Inc., Class C *	2,620	93,613
Cinemark Holdings, Inc. *	7,484	137,331
Endeavor Group Holdings, Inc., Class A	5,025	99,998
IMAX Corp. *	4,117	79,540
Liberty Media Corp.-Liberty Live, Class A *	650	20,748
Liberty Media Corp.-Liberty Live, Class C *	836	26,836
Lions Gate Entertainment Corp., Class A *	3,637	30,842
Lions Gate Entertainment Corp., Class B *	6,300	49,581
Madison Square Garden Entertainment Corp. *	432	14,217
Madison Square Garden Sports Corp.	404	71,225
Marcus Corp. (The) @	3,100	48,050
Playtika Holding Corp. *	7,992	76,963
Roku, Inc. *	2,092	147,674
Sphere Entertainment Co. *	432	16,053
TKO Group Holdings, Inc.	2,566	215,698
		1,164,860
Financial Services — 1.6%
A-Mark Precious Metals, Inc.	2,332	68,397
Acacia Research Corp. *	1,995	7,282
Alerus Financial Corp.	466	8,472
AvidXchange Holdings, Inc. *	1,863	17,661
BM Technologies, Inc. *	823	1,646
Cannae Holdings, Inc. *	3,244	60,468
Cantaloupe, Inc. *	3,505	21,906
Cass Information Systems, Inc.	1,788	66,603
Equitable Holdings, Inc.	3,817	108,365
Essent Group Ltd.	4,642	219,520
Euronet Worldwide, Inc. *	2,511	199,323
EVERTEC, Inc.	4,311	160,283
Federal Agricultural Mortgage Corp., Class C	1,215	187,474
Flywire Corp. *	4,301	137,159
I3 Verticals, Inc., Class A *	1,470	31,076
International Money Express, Inc. *	1,977	33,471
Jack Henry & Associates, Inc.	1,543	233,209
Jackson Financial, Inc., Class A	1,992	76,134
Marqeta, Inc., Class A *	3,982	23,812
MGIC Investment Corp.	11,104	185,326
Mr Cooper Group, Inc. *	4,998	267,693
NMI Holdings, Inc., Class A *	7,878	213,415
PennyMac Financial Services, Inc.	1,706	113,620
Radian Group, Inc.	7,144	179,386
Shift4 Payments, Inc., Class A *	2,548	141,083
TFS Financial Corp.	3,750	44,325
Toast, Inc., Class A *@	7,473	139,969
Voya Financial, Inc.	9,648	641,109
Walker & Dunlop, Inc.	4,099	304,310
Waterstone Financial, Inc.	2,966	32,478
Western Union Co. (The)	12,000	158,160
WEX, Inc. *	2,575	484,332
		4,567,467
Food Products — 1.6%
Alico, Inc. @	713	17,796
B&G Foods, Inc.	8,145	80,554
	SHARES	VALUE†
Cal-Maine Foods, Inc.	5,021	$243,117
Calavo Growers, Inc.	2,189	55,228
Campbell Soup Co.	2,599	106,767
Darling Ingredients, Inc. *	13,438	701,464
Flowers Foods, Inc.	10,685	236,993
Fresh Del Monte Produce, Inc.	5,010	129,458
Freshpet, Inc. *	870	57,316
Hain Celestial Group, Inc. (The) *	2,490	25,821
Hostess Brands, Inc. *	4,664	155,358
Ingredion, Inc.	3,754	369,394
J&J Snack Foods Corp.	2,148	351,520
J.M. Smucker Co. (The)	627	77,065
John B. Sanfilippo & Son, Inc.	1,112	109,866
Lancaster Colony Corp.	2,908	479,907
Lifeway Foods, Inc. *	1,756	18,157
Limoneira Co.	2,072	31,743
Mission Produce, Inc. *	1,256	12,158
Pilgrim’s Pride Corp. *	5,624	128,396
Post Holdings, Inc. *	4,776	409,494
Seaboard Corp.	42	157,626
Seneca Foods Corp., Class A *	800	43,064
Simply Good Foods Co. (The) *	4,321	149,161
Tootsie Roll Industries, Inc.	5,148	153,719
TreeHouse Foods, Inc. *	3,458	150,700
Utz Brands, Inc.	1,291	17,338
Vital Farms, Inc. *	2,774	32,123
		4,501,303
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	2,106	205,861
National Fuel Gas Co.	4,000	207,640
New Jersey Resources Corp.	9,687	393,583
Northwest Natural Holding Co.	3,354	127,989
ONE Gas, Inc.	5,011	342,151
RGC Resources, Inc.	600	10,380
Southwest Gas Holdings, Inc.	4,019	242,788
Spire, Inc.	4,808	272,036
UGI Corp.	10,146	233,358
		2,035,786
Ground Transportation — 1.3%
ArcBest Corp.	2,227	226,374
Covenant Logistics Group, Inc.	1,259	55,207
Heartland Express, Inc.	8,017	117,770
Knight-Swift Transportation Holdings, Inc.	10,458	524,469
Landstar System, Inc.	2,867	507,287
Marten Transport Ltd.	7,902	155,748
P.A.M. Transportation Services, Inc. *	3,109	66,999
RXO, Inc. *	1,530	30,187
Saia, Inc. *	2,389	952,375
Schneider National, Inc., Class B	1,500	41,535
U-Haul Holding Co. *@	1,058	57,735
U-Haul Holding Co.	9,522	498,858
Universal Logistics Holdings, Inc.	2,551	64,234
Werner Enterprises, Inc.	6,118	238,296
XPO, Inc. *	1,530	114,230
		3,651,304
Health Care — 0.0%
Aduro Biotech, Inc. CVR *§¶	237	623
Health Care Equipment & Supplies — 2.3%
Achillion Pharmaceuticals, Inc. CVR @*¶§	23,152	—
Angiodynamics, Inc. *	2,110	15,424
Artivion, Inc. *	5,028	76,224
AtriCure, Inc. *	3,325	145,635
Atrion Corp.	201	83,047

The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Avanos Medical, Inc. *	4,019	$81,264
Axogen, Inc. *	2,643	13,215
Axonics, Inc. *	2,988	167,687
CONMED Corp.	2,255	227,417
Dentsply Sirona, Inc.	8,717	297,773
Electromed, Inc. *	2,175	22,598
Embecta Corp.	4,112	61,886
Enovis Corp. *	3,400	179,282
Envista Holdings Corp. *	10,803	301,188
Fonar Corp. *	1,282	19,743
Glaukos Corp. *	3,346	251,786
Globus Medical, Inc., Class A *	9,679	480,562
Haemonetics Corp. *	5,164	462,591
Inari Medical, Inc. *	518	33,877
Integer Holdings Corp. *	3,152	247,211
Integra LifeSciences Holdings Corp. *	6,371	243,308
iRadimed Corp.	704	31,236
Lantheus Holdings, Inc. *	3,768	261,801
LeMaitre Vascular, Inc.	2,735	149,003
LENSAR, Inc. *	1,385	4,280
LivaNova PLC *	3,953	209,035
Masimo Corp. *	1,950	170,976
Merit Medical Systems, Inc. *	5,761	397,624
Neogen Corp. *	10,822	200,640
Omnicell, Inc. *	4,593	206,869
OraSure Technologies, Inc. *	9,521	56,459
Orthofix Medical, Inc. *	1,791	23,032
OrthoPediatrics Corp. *	1,252	40,064
Penumbra, Inc. *	2,476	598,969
Pulmonx Corp. *	667	6,890
QuidelOrtho Corp. *	446	32,576
Semler Scientific, Inc. *	300	7,611
Shockwave Medical, Inc. *	2,116	421,296
STAAR Surgical Co. *	1,276	51,270
SurModics, Inc. *	1,788	57,377
Tactile Systems Technology, Inc. *	1,239	17,408
Teleflex, Inc.	723	142,004
TransMedics Group, Inc. *	72	3,942
UFP Technologies, Inc. *	913	147,404
Utah Medical Products, Inc.	630	54,180
Varex Imaging Corp. *	578	10,861
		6,714,525
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc. *	8,805	619,080
Addus HomeCare Corp. *	1,872	159,476
Agiliti, Inc. *	3,373	21,891
agilon health, Inc. *@	7,031	124,871
Albireo Pharma, Inc. CVR *§¶	1,018	821
Amedisys, Inc. *	3,653	341,190
AMN Healthcare Services, Inc. *	4,751	404,690
Apollo Medical Holdings, Inc. *@	3,529	108,870
Brookdale Senior Living, Inc. *	7,211	29,854
Castle Biosciences, Inc. *	1,302	21,991
Chemed Corp.	1,565	813,330
Contra Abiomed, Inc. CVR *¶§	90	1,054
Corvel Corp. *	2,293	450,918
Cross Country Healthcare, Inc. *	5,512	136,642
DaVita, Inc. *	8,508	804,261
	SHARES	VALUE†
Encompass Health Corp.	6,968	$467,971
Enhabit, Inc. *	3,708	41,715
Ensign Group, Inc. (The)	6,774	629,508
Fulgent Genetics, Inc. *	2,336	62,465
HealthEquity, Inc. *	5,161	377,011
Henry Schein, Inc. *	10,880	807,840
Joint Corp. (The) *	1,577	14,177
ModivCare, Inc. *	1,383	43,578
National Healthcare Corp.	1,582	101,216
National Research Corp.	2,987	132,533
NeoGenomics, Inc. *	5,114	62,902
Option Care Health, Inc. *	7,998	258,735
Owens & Minor, Inc. *	3,716	60,051
Patterson Cos., Inc.	6,230	184,657
Pediatrix Medical Group, Inc. *	3,540	44,993
Pennant Group, Inc. (The) *	3,997	44,487
Premier, Inc., Class A	6,565	141,148
RadNet, Inc. *	5,402	152,282
Select Medical Holdings Corp.	12,138	306,727
Surgery Partners, Inc. *@	1,984	58,032
Tenet Healthcare Corp. *	11,198	737,836
U.S. Physical Therapy, Inc.	1,511	138,604
Universal Health Services, Inc., Class B	3,730	468,973
		9,376,380
Health Care Technology — 0.3%
American Well Corp., Class A *	12,361	14,462
Certara, Inc. *	6,275	91,239
Computer Programs & Systems, Inc. *	1,636	26,078
Doximity, Inc., Class A *	2,443	51,840
Evolent Health, Inc., Class A *	5,196	141,487
HealthStream, Inc.	3,803	82,069
NextGen Healthcare, Inc. *	6,391	151,658
Phreesia, Inc. *	2,105	39,321
Schrodinger, Inc. *	4,061	114,805
Simulations Plus, Inc.	1,668	69,556
Teladoc Health, Inc. *	2,607	48,464
Veradigm, Inc. *	13,264	174,289
		1,005,268
Hotels, Restaurants & Leisure — 3.3%
Aramark	20,945	726,791
Bally’s Corp. *	797	10,449
Biglari Holdings, Inc., Class A *	7	5,747
Biglari Holdings, Inc., Class B *	74	12,284
BJ’s Restaurants, Inc. *	2,751	64,538
Bloomin’ Brands, Inc.	8,154	200,507
Boyd Gaming Corp.	2,637	160,409
Brinker International, Inc. *	5,679	179,400
Caesars Entertainment, Inc. *	2,783	128,992
Carnival Corp. *	4,641	63,675
Cheesecake Factory, Inc. (The) @	5,035	152,560
Choice Hotels International, Inc. @	5,548	679,685
Churchill Downs, Inc.	7,622	884,457
Chuy’s Holdings, Inc. *	1,904	67,744
Cracker Barrel Old Country Store, Inc. @	2,324	156,173
Dave & Buster’s Entertainment, Inc. *	4,530	167,927
Denny’s Corp. *	4,694	39,758
Dine Brands Global, Inc.	1,002	49,549
Domino’s Pizza, Inc.	366	138,637
DraftKings, Inc., Class A *	5,412	159,329
El Pollo Loco Holdings, Inc.	4,284	38,342
The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Everi Holdings, Inc. *	4,400	$58,168
Hyatt Hotels Corp., Class A	811	86,031
Inspired Entertainment, Inc. *	1,305	15,608
International Game Technology PLC	969	29,380
Jack in the Box, Inc.	2,692	185,909
Kura Sushi USA, Inc., Class A *@	365	24,134
Light & Wonder, Inc. *	1,500	106,995
Marriott Vacations Worldwide Corp.	4,328	435,527
Monarch Casino & Resort, Inc.	1,490	92,529
Nathan’s Famous, Inc.	794	56,104
Norwegian Cruise Line Holdings Ltd. *@	4,482	73,863
Papa John’s International, Inc.	4,033	275,131
Penn Entertainment, Inc. *	5,194	119,202
Planet Fitness, Inc., Class A *	8,887	437,063
SeaWorld Entertainment, Inc. *	4,795	221,769
Shake Shack, Inc., Class A *	2,266	131,587
Six Flags Entertainment Corp. *	3,483	81,885
Texas Roadhouse, Inc.	6,983	671,066
Travel + Leisure Co.	5,666	208,112
Vail Resorts, Inc.	2,071	459,534
Wendy’s Co. (The)	22,109	451,245
Wingstop, Inc.	1,665	299,434
Wyndham Hotels & Resorts, Inc.	5,481	381,149
Wynn Resorts Ltd.	5,043	466,024
		9,454,402
Household Durables — 2.6%
Bassett Furniture Industries, Inc.	1,080	15,822
Beazer Homes USA, Inc. *	1,643	40,927
Cavco Industries, Inc. *	986	261,941
Century Communities, Inc.	3,674	245,350
Ethan Allen Interiors, Inc.	2,598	77,680
Flexsteel Industries, Inc.	1,069	22,192
GoPro, Inc., Class A *	6,985	21,933
Green Brick Partners, Inc. *	4,024	167,036
Hamilton Beach Brands Holding Co., Class A	2,000	24,820
Helen of Troy Ltd. *	2,629	306,436
Hooker Furnishings Corp.	1,742	33,882
Installed Building Products, Inc.	3,050	380,915
iRobot Corp. *	3,109	117,831
KB Home	7,849	363,252
La-Z-Boy, Inc.	4,321	133,432
Leggett & Platt, Inc.	8,008	203,483
LGI Homes, Inc. *	624	62,082
Lifetime Brands, Inc.	3,200	18,016
Lovesac Co. (The) *	794	15,816
M.D.C. Holdings, Inc.	6,276	258,759
M/I Homes, Inc. *	3,074	258,339
Meritage Homes Corp.	3,491	427,264
Mohawk Industries, Inc. *	3,847	330,111
Newell Brands, Inc.	20,709	187,002
Orleans Homebuilders, Inc. *@§	4,953	—
Skyline Champion Corp. *	2,566	163,506
Sonos, Inc. *	3,418	44,126
Taylor Morrison Home Corp. *	9,778	416,641
Tempur Sealy International, Inc.	18,994	823,200
Toll Brothers, Inc.	10,507	777,098
TopBuild Corp. *	3,486	877,078
TRI Pointe Homes, Inc. *	12,577	343,981
Universal Electronics, Inc. *	1,292	11,693
VOXX International Corp. *	3,284	26,206
		7,457,850
	SHARES	VALUE†
Household Products — 0.3%
Central Garden & Pet Co. *	1,247	$55,043
Central Garden & Pet Co., Class A *	4,555	182,610
Energizer Holdings, Inc.	3,635	116,465
Spectrum Brands Holdings, Inc.	1,853	145,183
WD-40 Co.	1,589	322,948
		822,249
Independent Power Producers & Energy Traders — 0.7%
AES Corp. (The)	8,066	122,603
Atlantica Sustainable Infrastructure PLC	1,800	34,380
Brookfield Renewable Corp., Class A	2,853	68,301
Clearway Energy, Inc., Class A	3,716	74,023
Clearway Energy, Inc., Class C	9,495	200,914
Ormat Technologies, Inc.	5,451	381,134
Sunnova Energy International, Inc. *@	7,071	74,033
Vistra Corp.	28,253	937,435
		1,892,823
Insurance — 4.0%
Ambac Financial Group, Inc. *	900	10,854
American Equity Investment Life Holding Co. *	10,429	559,412
American Financial Group, Inc.	3,696	412,732
AMERISAFE, Inc.	1,961	98,187
Assurant, Inc.	4,350	624,573
Assured Guaranty Ltd.	4,657	281,842
Axis Capital Holdings Ltd.	4,830	272,267
Brighthouse Financial, Inc. *	5,115	250,328
BRP Group, Inc., Class A *	3,130	72,710
Citizens, Inc. *	6,126	17,459
CNO Financial Group, Inc.	10,476	248,596
Crawford & Co., Class A	5,638	52,659
Crawford & Co., Class B	3,345	28,667
Donegal Group, Inc., Class A	3,630	51,746
Employers Holdings, Inc.	2,665	106,467
Enstar Group Ltd. *	1,195	289,190
Erie Indemnity Co., Class A	451	132,499
Everest Group Ltd.	18	6,690
F&G Annuities & Life, Inc.	877	24,609
Fidelity National Financial, Inc.	11,853	489,529
First American Financial Corp.	7,508	424,127
Genworth Financial, Inc., Class A *	14,918	87,419
Globe Life, Inc.	3,866	420,350
Hanover Insurance Group, Inc. (The)	2,145	238,052
HCI Group, Inc. @	1,239	67,265
Horace Mann Educators Corp.	4,392	129,037
Investors Title Co.	279	41,317
James River Group Holdings Ltd.	829	12,725
Kemper Corp.	5,843	245,581
Kinsale Capital Group, Inc.	808	334,617
Lincoln National Corp.	8,515	210,235
MBIA, Inc. *	6,313	45,517
Mercury General Corp.	3,869	108,448
Old Republic International Corp.	20,327	547,609
Oscar Health, Inc., Class A *	3,732	20,787
Palomar Holdings, Inc. *	1,593	80,845
Primerica, Inc.	4,004	776,816
Reinsurance Group of America, Inc.	3,182	461,995
RenaissanceRe Holdings Ltd.	2,896	573,176
RLI Corp.	5,024	682,711
Safety Insurance Group, Inc.	1,656	112,923
Selective Insurance Group, Inc.	6,118	631,194
Stewart Information Services Corp.	3,069	134,422
Trupanion, Inc. *@	335	9,447
Unico American Corp. *<>	1,700	3

The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
United Fire Group, Inc.	2,400	$47,400
Universal Insurance Holdings, Inc.	4,293	60,188
Unum Group	14,680	722,109
White Mountains Insurance Group Ltd.	170	254,267
		11,511,598
Interactive Media & Services — 0.4%
Bumble, Inc., Class A *	2,172	32,406
Cargurus, Inc. *	1,272	22,286
Cars.com, Inc. *	3,931	66,277
DHI Group, Inc. *	8,881	27,176
Match Group, Inc. *	5,701	223,337
QuinStreet, Inc. *	858	7,696
Shutterstock, Inc.	2,348	89,341
TripAdvisor, Inc. *	6,168	102,266
Yelp, Inc. *	4,724	196,471
Ziff Davis, Inc. *	2,996	190,815
ZoomInfo Technologies, Inc. *	5,496	90,134
		1,048,205
IT Services — 1.0%
Amdocs Ltd.	5,319	449,402
Brightcove, Inc. *	3,324	10,936
Computer Task Group, Inc. *	4,027	41,599
DXC Technology Co. *	11,187	233,025
Fastly, Inc., Class A *	1,787	34,257
Globant SA *	1,874	370,771
GoDaddy, Inc., Class A *	8,025	597,702
Grid Dynamics Holdings, Inc. *	4,703	57,283
Hackett Group, Inc. (The)	4,098	96,672
Information Services Group, Inc.	2,180	9,548
Kyndryl Holdings, Inc. *	2,623	39,607
Okta, Inc. *	3,400	277,134
Perficient, Inc. *	4,381	253,485
PFSweb, Inc.	3,727	27,729
Squarespace, Inc., Class A *	2,445	70,832
Twilio, Inc., Class A *	4,759	278,544
		2,848,526
Leisure Equipment & Products — 0.6%
Acushnet Holdings Corp.	541	28,695
American Outdoor Brands, Inc. *	1,946	19,032
Brunswick Corp.	4,070	321,530
Escalade, Inc.	1,950	29,855
Funko, Inc., Class A *@	1,917	14,665
Hasbro, Inc.	3,807	251,795
Johnson Outdoors, Inc., Class A	1,000	54,690
Malibu Boats, Inc., Class A *	2,116	103,726
Marine Products Corp.	3,930	55,845
MasterCraft Boat Holdings, Inc. *	2,183	48,506
Mattel, Inc. *	16,916	372,660
Polaris, Inc.	3,530	367,614
Smith & Wesson Brands, Inc.	4,598	59,360
Topgolf Callaway Brands Corp. *	5,300	73,352
		1,801,325
Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp. *	4,578	24,950
Azenta, Inc. *	937	47,028
Bio-Rad Laboratories, Inc., Class A *	457	163,812
Bio-Techne Corp.	2,426	165,138
	SHARES	VALUE†
BioLife Solutions, Inc. *	1,278	$17,649
Bruker Corp.	5,636	351,123
Charles River Laboratories International, Inc. *	704	137,970
CryoPort, Inc. *@	3,270	44,832
Harvard Bioscience, Inc. *	5,522	23,745
Medpace Holdings, Inc. *	2,141	518,400
OmniAb, Inc. *	8,462	43,918
OmniAb, Inc. *§	654	—
OmniAb, Inc. *§	654	—
Pacific Biosciences of California, Inc. *	2,709	22,620
Repligen Corp. *	4,248	675,474
		2,236,659
Machinery — 4.7%
AGCO Corp.	5,729	677,626
Alamo Group, Inc.	1,213	209,679
Albany International Corp., Class A	2,901	250,298
Allison Transmission Holdings, Inc.	6,647	392,572
Astec Industries, Inc.	1,967	92,665
Barnes Group, Inc.	4,989	169,476
Chart Industries, Inc. *	3,344	565,537
CIRCOR International, Inc. *	2,600	144,950
Columbus McKinnon Corp.	2,642	92,232
Commercial Vehicle Group, Inc. *	3,758	29,162
Crane Co.	3,089	274,427
Donaldson Co., Inc.	8,206	489,406
Douglas Dynamics, Inc.	2,507	75,661
Eastern Co. (The)	1,272	23,087
Enerpac Tool Group Corp.	5,732	151,497
EnPro Industries, Inc.	2,344	284,069
Esab Corp.	418	29,352
ESCO Technologies, Inc.	2,646	276,348
Federal Signal Corp.	5,985	357,484
Flowserve Corp.	2,564	101,970
Franklin Electric Co., Inc.	5,214	465,245
Gorman-Rupp Co. (The)	3,177	104,523
Graco, Inc.	4,051	295,237
Greenbrier Cos., Inc. (The)	3,659	146,360
Helios Technologies, Inc.	3,760	208,605
Hurco Cos., Inc.	1,000	22,430
Hyster-Yale Materials Handling, Inc.	165	7,356
ITT, Inc.	5,131	502,376
John Bean Technologies Corp.	3,520	370,093
Kadant, Inc.	1,284	289,606
Kennametal, Inc.	6,340	157,739
LB Foster Co., Class A *	2,165	40,940
Lincoln Electric Holdings, Inc.	3,365	611,723
Lindsay Corp.	1,209	142,275
Manitex International, Inc. *	1,300	6,071
Manitowoc Co., Inc. (The) *	3,607	54,285
Middleby Corp. (The) *	4,055	519,040
Miller Industries, Inc.	1,261	49,444
Mueller Industries, Inc.	6,222	467,646
Mueller Water Products, Inc., Class A	15,406	195,348
Omega Flex, Inc.	1,002	78,887
Oshkosh Corp.	4,130	394,126
Park-Ohio Holdings Corp.	2,182	43,444
Pentair PLC	11,013	713,092
Perma-Pipe International Holdings, Inc. *	1,900	15,523
RBC Bearings, Inc. *	336	78,668

The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Shyft Group, Inc. (The)	3,913	$58,578
Snap-On, Inc.	631	160,943
SPX Technologies, Inc. *	4,956	403,418
Standex International Corp.	1,427	207,900
Tennant Co.	1,721	127,612
Terex Corp.	6,303	363,179
Timken Co. (The)	6,902	507,228
Titan International, Inc. *	4,338	58,259
Toro Co. (The)	3,825	317,858
Trinity Industries, Inc.	4,908	119,510
Wabash National Corp.	4,414	93,224
Watts Water Technologies, Inc., Class A	3,002	518,806
		13,604,095
Marine Transportation — 0.3%
Costamare, Inc.	5,728	55,103
Eagle Bulk Shipping, Inc.	436	18,325
Kirby Corp. *	4,368	361,671
Matson, Inc.	3,985	353,549
		788,648
Media — 1.2%
Altice USA, Inc., Class A *	2,984	9,758
Boston Omaha Corp., Class A *	1,358	22,258
Cable One, Inc.	263	161,913
DISH Network Corp., Class A *@	4,087	23,950
Entravision Communications Corp., Class A	5,678	20,725
EW Scripps Co. (The), Class A *	7,073	38,760
Gannett Co., Inc. *	1	2
GCI Liberty, Inc. *§	8,984	—
Gray Television, Inc.	8,433	58,356
iHeartMedia, Inc., Class A *	2,052	6,484
Interpublic Group of Cos., Inc. (The)	7,925	227,130
John Wiley & Sons, Inc., Class A	3,247	120,691
Liberty Broadband Corp., Class A *	824	74,910
Liberty Broadband Corp., Class C *	770	70,316
Liberty Media Corp.-Liberty SiriusXM, Class A *	2,602	66,221
Liberty Media Corp.-Liberty SiriusXM, Class C *	3,346	85,189
Magnite, Inc. *	3,879	29,248
New York Times Co. (The), Class A	18,114	746,297
News Corp., Class A	19,977	400,739
News Corp., Class B	7,188	150,014
Nexstar Media Group, Inc.	4,189	600,577
Paramount Global, Class A	586	9,253
Paramount Global, Class B	6,684	86,224
PubMatic, Inc., Class A *	3,162	38,260
Saga Communications, Inc., Class A	664	14,249
Scholastic Corp.	3,519	134,215
Sinclair, Inc. @	2,132	23,921
TechTarget, Inc. *	3,517	106,776
Thryv Holdings, Inc. *	1,938	36,376
WideOpenWest, Inc. *	4,405	33,698
		3,396,510
Metals & Mining — 1.8%
Alcoa Corp.	15,179	441,102
Alpha Metallurgical Resources, Inc.	886	230,121
Arch Resources, Inc.	1,865	318,281
ATI, Inc. *	14,726	605,975
Carpenter Technology Corp.	3,912	262,925
Century Aluminum Co. *	8,912	64,077
Cleveland-Cliffs, Inc. *	21,519	336,342
	SHARES	VALUE†
Coeur Mining, Inc. *	16,461	$36,543
Commercial Metals Co.	12,833	634,078
Ferroglobe PLC *	10,242	53,258
Fortitude Gold Corp.	4,671	27,933
Friedman Industries, Inc.	700	9,380
Haynes International, Inc.	1,229	57,173
Hecla Mining Co.	30,869	120,698
Kaiser Aluminum Corp.	2,372	178,517
Materion Corp.	2,319	236,329
MP Materials Corp. *@	6,046	115,479
Olympic Steel, Inc.	1,200	67,452
Royal Gold, Inc.	4,388	466,576
Ryerson Holding Corp.	4,615	134,250
Schnitzer Steel Industries, Inc., Class A	2,809	78,231
SunCoke Energy, Inc.	8,204	83,271
TimkenSteel Corp. *	5,303	115,181
Tredegar Corp.	3,412	18,459
United States Steel Corp.	8,879	288,390
Warrior Met Coal, Inc.	738	37,697
Worthington Industries, Inc.	4,458	275,594
		5,293,312
Multi-Utilities — 0.4%
Avista Corp.	6,896	223,224
Black Hills Corp.	6,023	304,704
NiSource, Inc.	19,524	481,852
Northwestern Energy Group, Inc.	4,148	199,353
Unitil Corp.	1,923	82,131
		1,291,264
Oil, Gas & Consumable Fuels — 3.6%
Adams Resources & Energy, Inc.	536	18,058
Amplify Energy Corp. *	1,867	13,723
Antero Midstream Corp.	32,353	387,589
Antero Resources Corp. *	5,180	131,468
APA Corp.	5,249	215,734
Ardmore Shipping Corp.	1,612	20,972
Berry Corp.	4,166	34,161
California Resources Corp.	3,564	199,620
Callon Petroleum Co. *	3,677	143,844
Centrus Energy Corp., Class A *	1,074	60,960
Chesapeake Energy Corp. @	4,468	385,276
Chord Energy Corp.	804	130,304
Civitas Resources, Inc. @	2,093	169,261
Clean Energy Fuels Corp. *	20,279	77,669
CNX Resources Corp. *	16,780	378,892
Comstock Resources, Inc.	11,934	131,632
CONSOL Energy, Inc.	2,376	249,266
CVR Energy, Inc.	1,556	52,951
Delek US Holdings, Inc.	7,082	201,200
Denbury, Inc. *	2,643	259,041
DHT Holdings, Inc.	11,638	119,871
Dorian LPG Ltd.	3,332	95,728
DT Midstream, Inc.	1,881	99,543
Earthstone Energy, Inc., Class A *	7,471	151,213
EnLink Midstream LLC *	27,038	330,404
Equitrans Midstream Corp.	22,329	209,223
Evolution Petroleum Corp.	5,356	36,635
Green Plains, Inc. *	5,096	153,390
Gulfport Energy Corp. *	944	112,015
Hallador Energy Co. *	3,193	46,043
HF Sinclair Corp.	9,611	547,154
International Seaways, Inc.	4,383	197,235
Kosmos Energy Ltd. *	25,367	207,502
Laredo Petroleum, Inc. *@	1,191	66,005
Magnolia Oil & Gas Corp., Class A	7,613	174,414

The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Matador Resources Co.	10,827	$643,990
Murphy Oil Corp.	13,521	613,177
NACCO Industries, Inc., Class A	1,000	35,070
New Fortress Energy, Inc. @	3,932	128,891
Nordic American Tankers Ltd.	8,255	34,011
Northern Oil and Gas, Inc.	1,306	52,540
Overseas Shipholding Group, Inc., Class A *	11,837	51,964
Ovintiv, Inc.	2,721	129,438
Par Pacific Holdings, Inc. *	4,135	148,612
PBF Energy, Inc., Class A	10,429	558,264
Peabody Energy Corp.	3,580	93,044
Permian Resources Corp. @	16,144	225,370
Range Resources Corp.	10,825	350,838
Rex American Resources Corp. *	2,364	96,262
SandRidge Energy, Inc.	2,175	34,061
Scorpio Tankers, Inc.	2,559	138,493
SFL Corp. Ltd.	4,682	52,204
Sitio Royalties Corp., Class A	3,565	86,309
SM Energy Co.	2,124	84,217
Southwestern Energy Co. *	62,679	404,280
Talos Energy, Inc. *	3,212	52,805
Teekay Corp. *	4,339	26,772
Teekay Tankers Ltd., Class A	1,880	78,264
Texas Pacific Land Corp.	126	229,769
Vitesse Energy, Inc.	2,544	58,232
W&T Offshore, Inc. *	9,305	40,756
World Kinect Corp.	4,238	95,058
		10,350,687
Paper & Forest Products — 0.3%
Clearwater Paper Corp. *	1,838	66,628
Glatfelter Corp. *	4,665	9,330
Louisiana-Pacific Corp.	8,752	483,723
Mercer International, Inc.	7,857	67,413
Resolute Forest Products, Inc. CVR *§¶	7,629	4,062
Sylvamo Corp.	2,483	109,103
		740,259
Passenger Airlines — 0.2%
Alaska Air Group, Inc. *	7,791	288,890
Allegiant Travel Co.	441	33,895
American Airlines Group, Inc. *	8,620	110,422
Hawaiian Holdings, Inc. *@	6,255	39,594
Skywest, Inc. *	4,643	194,728
Spirit Airlines, Inc.	3,315	54,698
		722,227
Personal Products — 0.8%
BellRing Brands, Inc. *	7,482	308,483
Coty, Inc., Class A *	46,457	509,633
e.l.f. Beauty, Inc. *	4,063	446,239
Edgewell Personal Care Co.	2,778	102,675
Herbalife Ltd. *	600	8,394
Inter Parfums, Inc.	3,888	522,314
Medifast, Inc.	1,490	111,527
Natural Alternatives International, Inc. *	1,000	6,490
Nature’s Sunshine Products, Inc. *	1,700	28,169
Nu Skin Enterprises, Inc., Class A	3,048	64,648
United-Guardian, Inc.	600	4,518
	SHARES	VALUE†
USANA Health Sciences, Inc. *	2,205	$129,235
		2,242,325
Pharmaceuticals — 1.0%
Amphastar Pharmaceuticals, Inc. *	5,670	260,763
ANI Pharmaceuticals, Inc. *	1,669	96,902
Cara Therapeutics, Inc. *	3,972	6,673
Catalent, Inc. *	1,867	85,005
Collegium Pharmaceutical, Inc. *	2,590	57,886
Corcept Therapeutics, Inc. *	7,842	213,655
Cymabay Therapeutics, Inc. *@	1,670	24,900
Edgewise Therapeutics, Inc. *	1,162	6,658
Elanco Animal Health, Inc. *	2,020	22,705
Harmony Biosciences Holdings, Inc. *	3,861	126,525
Innoviva, Inc. *	5,963	77,459
Jazz Pharmaceuticals PLC *	4,329	560,346
Ligand Pharmaceuticals, Inc. *	1,727	103,482
Organon & Co.	8,187	142,126
Pacira BioSciences, Inc. *	2,469	75,749
Perrigo Co. PLC	12,427	397,043
Prestige Consumer Healthcare, Inc. *	6,078	347,601
SIGA Technologies, Inc. @	1,900	9,975
Supernus Pharmaceuticals, Inc. *	5,158	142,206
Taro Pharmaceutical Industries Ltd. *	438	16,517
Viatris, Inc.	9,420	92,881
		2,867,057
Professional Services — 3.3%
ASGN, Inc. *	5,306	433,394
Barrett Business Services, Inc.	799	72,102
Booz Allen Hamilton Holding Corp.	789	86,214
CACI International, Inc., Class A *	2,374	745,270
CBIZ, Inc. *	5,739	297,854
Ceridian HCM Holding, Inc. *	2,010	136,379
Concentrix Corp.	3,341	267,648
Conduent, Inc. *	5,702	19,843
CRA International, Inc.	773	77,887
CSG Systems International, Inc.	2,945	150,548
ExlService Holdings, Inc. *	18,166	509,375
Exponent, Inc.	5,686	486,722
Forrester Research, Inc. *	2,360	68,204
Franklin Covey Co. *	1,628	69,874
FTI Consulting, Inc. *	3,603	642,811
Genpact Ltd.	12,745	461,369
Heidrick & Struggles International, Inc.	1,928	48,239
Huron Consulting Group, Inc. *	1,957	203,841
ICF International, Inc.	2,012	243,070
Insperity, Inc.	4,181	408,066
KBR, Inc.	12,616	743,587
Kelly Services, Inc., Class A	3,132	56,971
Kforce, Inc.	2,508	149,627
Korn Ferry	4,964	235,492
Manpowergroup, Inc.	3,514	257,646
Mastech Digital, Inc. *	2,122	19,098
Maximus, Inc.	2,874	214,630
NV5 Global, Inc. *	1,602	154,160
Paylocity Holding Corp. *	2,396	435,353
RCM Technologies, Inc. *@	1,834	35,836
Resources Connection, Inc.	3,396	50,634
Robert Half, Inc.	7,950	582,576
Science Applications International Corp.	2,559	270,077
TriNet Group, Inc. *	3,424	398,828

The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
TrueBlue, Inc. *	3,431	$50,333
TTEC Holdings, Inc.	4,929	129,238
Verra Mobility Corp. *	10,023	187,430
		9,400,226
Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC *	5,956	45,385
Douglas Elliman, Inc.	8,113	18,335
Forestar Group, Inc. *	3,530	95,098
FRP Holdings, Inc. *	200	10,794
Howard Hughes Holdings, Inc. *	1,369	101,484
Jones Lang LaSalle, Inc. *	3,879	547,637
Kennedy-Wilson Holdings, Inc.	13,722	202,262
Marcus & Millichap, Inc.	3,263	95,737
Maui Land & Pineapple Co., Inc. *	2,324	30,793
Newmark Group, Inc., Class A	11,400	73,302
RMR Group, Inc. (The), Class A	1,159	28,419
St. Joe Co. (The)	3,300	179,289
Stratus Properties, Inc. *	313	8,576
Tejon Ranch Co. *	2,949	47,833
Zillow Group, Inc., Class A *	2,824	126,487
Zillow Group, Inc., Class C *	6,550	302,348
		1,913,779
Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc. *	1,272	40,628
Alpha & Omega Semiconductor Ltd. *	2,886	86,118
Ambarella, Inc. *	2,341	124,143
Amkor Technology, Inc.	25,678	580,323
Amtech Systems, Inc. *	2,822	21,504
Axcelis Technologies, Inc. *	3,773	615,188
AXT, Inc. *	5,653	13,567
Ceva, Inc. *	3,095	60,012
Cirrus Logic, Inc. *	5,956	440,506
Cohu, Inc. *	5,114	176,126
Diodes, Inc. *	5,169	407,524
Entegris, Inc.	328	30,802
First Solar, Inc. *	1,545	249,656
FormFactor, Inc. *	9,854	344,299
GSI Technology, Inc. *	4,641	12,577
Ichor Holdings Ltd. *	400	12,384
Kulicke & Soffa Industries, Inc.	5,924	288,084
Lattice Semiconductor Corp. *	12,472	1,071,719
MACOM Technology Solutions Holdings, Inc. *	2,196	179,150
Magnachip Semiconductor Corp. *	4,588	38,126
MaxLinear, Inc. *	7,715	171,659
MKS Instruments, Inc.	1,144	99,002
NVE Corp.	502	41,234
Onto Innovation, Inc. *	4,376	558,027
PDF Solutions, Inc. *	4,938	159,991
Photronics, Inc. *	7,008	141,632
Power Integrations, Inc.	6,542	499,220
Qorvo, Inc. *	2,760	263,497
Rambus, Inc. *	12,315	687,054
Semtech Corp. *	7,337	188,928
Silicon Laboratories, Inc. *	3,781	438,180
Synaptics, Inc. *	4,632	414,286
Ultra Clean Holdings, Inc. *	4,298	127,522
Universal Display Corp.	3,037	476,779
Veeco Instruments, Inc. *	4,666	131,161
Wolfspeed, Inc. *@	10,030	382,143
		9,572,751
	SHARES	VALUE†
Software — 3.1%
A10 Networks, Inc.	6,016	$90,420
ACI Worldwide, Inc. *	12,870	290,347
Adeia, Inc.	7,577	80,922
Agilysys, Inc. *	2,848	188,424
Alarm.com Holdings, Inc. *	3,799	232,271
Altair Engineering, Inc., Class A *	3,033	189,744
American Software, Inc., Class A	4,461	51,123
AppLovin Corp., Class A *	2,866	114,525
Aspen Technology, Inc. *	1,995	407,499
Bill Holdings, Inc. *	1,908	207,152
Blackbaud, Inc. *	5,719	402,160
Box, Inc., Class A *	6,867	166,250
Commvault Systems, Inc. *	2,675	180,857
Confluent, Inc., Class A *	1,575	46,636
Consensus Cloud Solutions, Inc. *	1,449	36,486
Digital Turbine, Inc. *	635	3,842
DocuSign, Inc. *	5,297	222,474
Dolby Laboratories, Inc., Class A	2,547	201,875
DoubleVerify Holdings, Inc. *	6,316	176,532
Dropbox, Inc., Class A *	14,286	389,008
Dynatrace, Inc. *	7,032	328,605
Ebix, Inc. @	2,155	21,291
eGain Corp. *	4,304	26,384
EngageSmart, Inc. *	593	10,668
Envestnet, Inc. *	3,097	136,361
EverCommerce, Inc. *	921	9,238
Gen Digital, Inc.	17,464	308,763
Guidewire Software, Inc. *	3,773	339,570
InterDigital, Inc.	3,064	245,855
Jamf Holding Corp. *	4,792	84,627
JFrog Ltd. *	479	12,147
Liveramp Holdings, Inc. *	8,339	240,497
Manhattan Associates, Inc. *	3,948	780,362
MeridianLink, Inc. *	2,090	35,655
Mitek Systems, Inc. *	1,166	12,500
N-able, Inc. *	8,171	105,406
Nutanix, Inc., Class A *	2,789	97,280
Olo, Inc., Class A *	2,551	15,459
PowerSchool Holdings, Inc., Class A *	3,215	72,852
Procore Technologies, Inc. *	2,728	178,193
Progress Software Corp.	4,772	250,912
Qualys, Inc. *	4,157	634,150
Rimini Street, Inc. *	4,492	9,882
Sapiens International Corp. NV	2,496	70,961
SentinelOne, Inc., Class A *	5,750	96,945
SolarWinds Corp. *	5,202	49,107
SPS Commerce, Inc. *	2,160	368,518
Teradata Corp. *	6,462	290,919
UiPath, Inc., Class A *	8,223	140,696
Unity Software, Inc. *	1,802	56,565
Verint Systems, Inc. *	6,847	157,413
Vertex, Inc., Class A *	1,558	35,990
Xperi, Inc. *	3,030	29,876
Yext, Inc. *	4,488	28,409
		8,960,603
Specialty Retail — 3.7%
1-800-Flowers.com, Inc., Class A *	3,880	27,160
Aaron’s Co., Inc. (The)	4,459	46,686
Abercrombie & Fitch Co., Class A *	3,727	210,091
Academy Sports & Outdoors, Inc.	2,614	123,564
Advance Auto Parts, Inc.	3,739	209,122
America’s Car-Mart, Inc. *	822	74,794
American Eagle Outfitters, Inc.	19,472	323,430
The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Asbury Automotive Group, Inc. *	2,143	$493,040
AutoNation, Inc. *	4,060	614,684
Bath & Body Works, Inc.	5,771	195,060
Boot Barn Holdings, Inc. *	3,559	288,955
Buckle, Inc. (The)	5,018	167,551
Build-A-Bear Workshop, Inc.	1,640	48,232
Burlington Stores, Inc. *	555	75,092
Caleres, Inc.	3,874	111,416
Carmax, Inc. *	2,821	199,529
CarParts.com, Inc. *	2,801	11,540
Cato Corp. (The), Class A	2,638	20,207
Chico’s FAS, Inc. *	8,580	64,178
Children’s Place, Inc. (The) *	1,314	35,517
Citi Trends, Inc. *	818	18,176
Conn’s, Inc. *	3,722	14,702
Container Store Group, Inc. (The) *	2,100	4,725
Destination XL Group, Inc. *	3,560	15,949
Dick’s Sporting Goods, Inc.	2,101	228,127
Duluth Holdings, Inc., Class B *	1,185	7,122
Five Below, Inc. *	5,505	885,754
Floor & Decor Holdings, Inc., Class A *	4,489	406,255
Foot Locker, Inc. @	4,342	75,334
GameStop Corp., Class A *	8,267	136,075
Gap, Inc. (The)	2,272	24,151
Genesco, Inc. *	1,490	45,922
Group 1 Automotive, Inc.	1,668	448,208
Guess?, Inc.	5,086	110,061
Haverty Furniture Cos., Inc.	1,983	57,071
Hibbett, Inc.	1,600	76,016
Leslie’s, Inc. *@	9,429	53,368
Lithia Motors, Inc.	3,085	911,093
MarineMax, Inc. *	2,209	72,499
Monro, Inc.	3,090	85,809
Murphy USA, Inc.	2,352	803,749
National Vision Holdings, Inc. *	3,794	61,387
ODP Corp. (The) *	3,360	155,064
Penske Automotive Group, Inc.	1,742	291,019
PetMed Express, Inc.	2,360	24,190
Revolve Group, Inc. *@	706	9,609
RH *	318	84,066
Sally Beauty Holdings, Inc. *	4,925	41,272
Shoe Carnival, Inc.	3,062	73,580
Signet Jewelers Ltd.	5,326	382,460
Sleep Number Corp. *	3,221	79,204
Sonic Automotive, Inc., Class A	3,080	147,101
Sportsman’s Warehouse Holdings, Inc. *@	3,058	13,730
Tilly’s, Inc., Class A *	1,836	14,908
Upbound Group, Inc.	6,271	184,681
Urban Outfitters, Inc. *	2,086	68,191
Valvoline, Inc.	6,915	222,940
Victoria’s Secret & Co. *	3,466	57,813
Wayfair, Inc., Class A *@	189	11,448
Williams-Sonoma, Inc. @	4,058	630,613
Winmark Corp.	554	206,714
Zumiez, Inc. *	2,406	42,827
		10,622,831
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd. *	8,276	435,400
	SHARES	VALUE†
Carter’s, Inc.	1,939	$134,082
Columbia Sportswear Co.	4,507	333,969
Deckers Outdoor Corp. *	215	110,529
Delta Apparel, Inc. *	1,153	7,644
Figs, Inc., Class A *	2,862	16,886
G-III Apparel Group Ltd. *	5,008	124,799
Kontoor Brands, Inc.	2,384	104,681
Lakeland Industries, Inc.	1,669	25,152
Movado Group, Inc.	2,220	60,717
Oxford Industries, Inc.	1,665	160,057
PVH Corp.	1,378	105,431
Ralph Lauren Corp.	2,279	264,569
Rocky Brands, Inc.	1,000	14,700
Skechers U.S.A., Inc., Class A *	6,530	319,644
Steven Madden Ltd.	7,918	251,555
Superior Group of Cos., Inc.	2,200	17,116
Tapestry, Inc.	18,072	519,570
Under Armour, Inc., Class A *	2,222	15,221
Under Armour, Inc., Class C *	1,318	8,409
Unifi, Inc. *	2,394	16,997
VF Corp. @	535	9,453
Wolverine World Wide, Inc.	5,855	47,191
		3,103,772
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	29,555
Universal Corp.	2,612	123,312
Vector Group Ltd.	12,276	130,617
		283,484
Trading Companies & Distributors — 2.0%
Air Lease Corp.	5,985	235,869
Applied Industrial Technologies, Inc.	4,305	665,596
Beacon Roofing Supply, Inc. *	6,917	533,785
Boise Cascade Co.	3,680	379,187
Core & Main, Inc., Class A *	2,355	67,942
Distribution Solutions Group, Inc. *	224	5,824
DXP Enterprises, Inc. *	1,824	63,730
GATX Corp.	3,309	360,118
Global Industrial Co.	4,722	158,187
GMS, Inc. *	2,900	185,513
H&E Equipment Services, Inc.	3,452	149,092
Herc Holdings, Inc.	2,648	314,953
Mcgrath Rentcorp	2,655	266,137
MRC Global, Inc. *	5,657	57,984
MSC Industrial Direct Co., Inc., Class A	936	91,868
NOW, Inc. *	6,508	77,250
Rush Enterprises, Inc., Class A	8,943	365,143
SiteOne Landscape Supply, Inc. *	413	67,505
Textainer Group Holdings Ltd.	3,941	146,802
Titan Machinery, Inc. *	2,515	66,849
Triton International Ltd. *<>	7,398	608,700
Veritiv Corp.	784	132,418
WESCO International, Inc.	4,569	657,114
Willis Lease Finance Corp. *	900	38,070
		5,695,636
Water Utilities — 0.5%
American States Water Co.	4,082	321,172
Artesian Resources Corp., Class A	1,177	49,422
California Water Service Group	6,097	288,449
Consolidated Water Co. Ltd.	1,751	49,798

The Accompanying notes are An integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Water Utilities (Continued)
Essential Utilities, Inc.	8,329	$285,935
Middlesex Water Co.	2,133	141,311
Pure Cycle Corp. *	1,000	9,600
SJW Group	2,989	179,669
York Water Co. (The)	1,803	67,595
		1,392,951
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	1,021	12,181
Shenandoah Telecommunications Co.	6,413	132,172
Spok Holdings, Inc.	2,839	40,512
United States Cellular Corp. *	1,551	66,646
		251,511
TOTAL COMMON STOCKS
(Identified Cost $167,100,883)		285,976,039
PREFERRED STOCKS — 0.0%
Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	27,685
Trading Companies & Distributors — 0.0%
WESCO International, Inc., 10.625%, 5 year CMT + 10.325%	4,390	115,940
TOTAL PREFERRED STOCKS
(Identified Cost $114,396)		143,625
SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 5.040%	454,127	454,127
Collateral For Securities On Loan — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	1,538,775	1,538,775
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,992,902)		1,992,902
Total Investments — 100.2%
(Identified Cost $169,208,181)		288,112,566
Liabilities, Less Cash and Other Assets — (0.2%)		(674,047)
Net Assets — 100.0%		$287,438,519

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2023, the fair value of the securities on loan was $6,628,602.
¶	Contingent value rights based on future performance.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
CMT — Constant Maturity Treasury
CVR — Contingent Value Rights

The Accompanying notes are An integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2023
(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Industrials	20.9%
Financials	17.9%
Consumer Discretionary	14.7%
Information Technology	14.3%
Health Care	9.8%
Materials	6.1%
Energy	5.3%
Consumer Staples	4.8%
Utilities	3.7%
Communication Services	2.5%
100.0%

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.0%
Australia — 6.0%
Ampol Ltd.	21,672	$470,970
ANZ Group Holdings Ltd.	171,032	2,821,702
Aurizon Holdings Ltd. @	247,637	555,671
Bendigo & Adelaide Bank Ltd.	20,967	120,383
BlueScope Steel Ltd.	163,249	2,040,441
Challenger Ltd.	45,610	188,266
Cleanaway Waste Management Ltd.	139,337	217,696
Evolution Mining Ltd.	217,587	460,263
Harvey Norman Holdings Ltd. @	136,089	338,619
Incitec Pivot Ltd.	283,803	572,959
Insurance Australia Group Ltd.	23,277	85,007
Lendlease Corp. Ltd. @	43,821	202,294
National Australia Bank Ltd.	258,849	4,838,032
Newcrest Mining Ltd.	80,215	1,264,600
Northern Star Resources Ltd.	111,364	748,951
Orica Ltd.	47,694	478,065
Origin Energy Ltd.	168,307	950,110
QBE Insurance Group Ltd.	41,216	416,312
Rio Tinto Ltd.	18,815	1,373,626
Santos Ltd.	542,800	2,757,047
Seven Group Holdings Ltd. @	3,940	78,910
Sonic Healthcare Ltd.	21,641	414,640
South32 Ltd.	747,569	1,629,402
Suncorp Group Ltd.	186,999	1,679,627
TPG Telecom Ltd. @	41,292	144,956
Viva Energy Group Ltd. ±	89,355	172,352
Westpac Banking Corp.	182,943	2,487,731
Whitehaven Coal Ltd.	137,340	627,832
Woodside Energy Group Ltd.	157,968	3,706,126
Worley Ltd.	30,039	336,249
Yancoal Australia Ltd. @	14,480	48,132
		32,226,971
Austria — 0.2%
Erste Group Bank AG	1,782	61,834
Mondi PLC	43,636	730,723
OMV AG	4,549	217,963
		1,010,520
Belgium — 0.7%
Ageas SA	21,755	897,709
KBC Group NV	25,395	1,587,842
Solvay SA	9,936	1,101,432
		3,586,983
Bermuda — 0.0%
Golden Ocean Group Ltd.	18,503	145,891
Canada — 9.3%
Agnico Eagle Mines Ltd.	39,661	1,802,592
AltaGas Ltd. @	24,518	470,233
ARC Resources Ltd. @	31,547	503,544
B2Gold Corp.	22,856	66,054
Bank of Montreal @	57,895	4,884,601
Bank of Montreal	3,182	268,429
Bank of Nova Scotia (The) @	104,892	4,782,026
Bank of Nova Scotia (The) @	24,902	1,116,167
Barrick Gold Corp.	65,719	956,211
Barrick Gold Corp.	6,619	96,148
Brookfield Corp. @	15,086	471,739
Canadian Imperial Bank of Commerce @	18,668	720,772
Canadian Imperial Bank of Commerce @	79,849	3,082,263
Cenovus Energy, Inc. @	10,833	225,543
Fairfax Financial Holdings Ltd.	3,439	2,807,333
First Quantum Minerals Ltd.	69,639	1,645,290
Great-West Lifeco, Inc.	13,230	378,515

	SHARES	VALUE†
iA Financial Corp., Inc.	16,360	$1,026,226
Imperial Oil Ltd. @	7,194	443,079
Kinross Gold Corp.	173,331	789,927
Kinross Gold Corp.	22,300	101,688
Lundin Mining Corp.	146,222	1,090,542
Magna International, Inc. @	51,545	2,763,327
Manulife Financial Corp.	181,831	3,323,871
Manulife Financial Corp.	3,055	55,826
MEG Energy Corp. *	17,402	338,623
Nutrien Ltd.	50,591	3,124,500
Sun Life Financial, Inc.	3,972	193,797
Suncor Energy, Inc. ¥	67,770	2,330,599
Suncor Energy, Inc. @	75,341	2,590,224
Teck Resources Ltd., Class B	103,946	4,479,033
Toronto-Dominion Bank (The) @	1,749	105,371
Toronto-Dominion Bank (The) @	6,483	390,666
Tourmaline Oil Corp.	15,422	776,068
West Fraser Timber Co. Ltd.	13,116	952,232
Whitecap Resources, Inc. @	72,329	610,796
		49,763,855
China — 0.1%
ESR Group Ltd. ±	165,600	232,615
Prosus NV	5,989	176,786
Xinyi Glass Holdings Ltd.	171,436	221,986
		631,387
Denmark — 2.3%
AP Moller - Maersk A/S, Class A	246	436,941
AP Moller - Maersk A/S, Class B	372	671,551
Carlsberg A/S, Class B	15,826	1,999,773
Chr Hansen Holding A/S	10,817	663,024
Danske Bank AS	41,578	968,657
Demant AS *	12,776	529,915
DSV A/S	16,777	3,136,866
Genmab A/S *	4,335	1,541,180
H Lundbeck A/S	21,000	113,418
Novozymes A/S, B Shares, Class B	23,980	967,773
Pandora A/S	5,296	549,235
ROCKWOOL AS, B Shares	1,053	255,621
Tryg AS	15,313	280,778
Vestas Wind Systems AS *	6,053	130,044
		12,244,776
Finland — 0.8%
Fortum Oyj @	20,980	243,881
Nokia Oyj	18,157	68,493
Nokia Oyj, ADR @	486,141	1,818,167
Nordea Bank Abp	47,570	523,655
Stora Enso Oyj, R Shares @	73,527	924,286
UPM-Kymmene Oyj	25,857	887,643
		4,466,125
France — 11.7%
Accor SA	6,035	203,793
Adevinta ASA *	8,113	80,321
ALD SA ±	6,961	53,982
Alstom SA @	7,931	189,502
Amundi SA ±	5,568	314,059
Arkema SA	12,548	1,241,202
AXA SA	96,903	2,887,061
BNP Paribas SA	58,992	3,768,977
Bollore SE	138,791	746,890
Bouygues SA	48,843	1,711,325
Carrefour SA	128,110	2,205,711
Cie de Saint-Gobain SA	92,022	5,533,870
Cie Generale des Etablissements Michelin SCA	119,912	3,685,407

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Credit Agricole SA	62,747	$775,639
Eiffage SA	11,127	1,059,233
Engie SA	143,510	2,204,578
Orange SA	322,578	3,703,755
Publicis Groupe SA	20,708	1,571,080
Renault SA	29,529	1,213,660
Rexel SA	18,626	419,447
Sanofi	38,892	4,172,713
Societe Generale SA	80,634	1,964,593
TotalEnergies SE	332,966	21,934,885
Vinci SA	1,446	160,553
Vivendi SE	40,220	352,767
Worldline SA *±	4,534	127,749
		62,282,752
Germany — 6.5%
BASF SE	73,103	3,319,526
Bayer AG	93,338	4,485,079
Bayerische Motoren Werke AG	40,060	4,082,024
Commerzbank AG	122,047	1,392,279
Continental AG	11,257	794,542
Covestro AG *±	22,452	1,212,031
Daimler Truck Holding AG	61,594	2,137,247
Deutsche Bank AG	92,725	1,019,048
Deutsche Bank AG	46,122	509,568
E.ON SE	65,581	776,558
Evonik Industries AG	12,943	237,075
Fresenius Medical Care AG & Co. KGaA	19,414	838,260
Fresenius SE & Co. KGaA	42,320	1,318,124
Hapag-Lloyd AG ±	402	73,187
Heidelberg Materials AG	25,898	2,013,026
Mercedes-Benz Group AG	122,485	8,532,576
RWE AG	32,833	1,220,151
Siemens Energy AG *	13,742	179,866
Vitesco Technologies Group AG *	911	73,922
Volkswagen AG	4,164	548,978
Wacker Chemie AG	1,080	154,889
		34,917,956
Hong Kong — 1.5%
BOC Hong Kong Holdings Ltd.	302,500	828,587
Cathay Pacific Airways Ltd. @*	230,363	236,513
CK Asset Holdings Ltd.	210,069	1,106,551
CK Hutchison Holdings Ltd.	324,624	1,736,922
CK Infrastructure Holdings Ltd.	24,000	113,549
Hang Lung Properties Ltd.	194,000	265,572
Hang Seng Bank Ltd.	14,400	179,197
Henderson Land Development Co. Ltd.	133,684	352,521
MTR Corp. Ltd.	25,669	101,615
New World Development Co. Ltd.	231,859	451,226
Sun Hung Kai Properties Ltd.	145,677	1,558,908
Swire Pacific Ltd., Class A	53,500	361,064
Swire Pacific Ltd., Class B	127,500	139,370
Tsim Sha Tsui Properties Ltd. @	6,907	17,640
WH Group Ltd. ±	1,342,459	704,577
		8,153,812
Ireland — 0.2%
AIB Group PLC	42,862	193,046
Bank of Ireland Group PLC	56,367	553,628

	SHARES	VALUE†
Flutter Entertainment PLC *	3,025	$494,198
Smurfit Kappa Group PLC	1,835	61,228
		1,302,100
Israel — 0.5%
Bank Hapoalim B.M.	56,083	498,297
Bank Leumi Le-Israel BM	121,401	1,002,896
Delek Group Ltd.	904	134,073
Harel Insurance Investments & Financial Services Ltd.	13,270	104,788
Israel Discount Bank Ltd., Class A	113,725	613,902
Menora Mivtachim Holdings Ltd.	591	13,774
Migdal Insurance & Financial Holding Ltd.	22,264	27,270
Phoenix Holdings Ltd. (The)	15,023	156,047
		2,551,047
Italy — 1.1%
Eni SpA @	102,840	1,658,748
Telecom Italia SpA @*	570,741	178,672
UniCredit SpA	172,773	4,151,959
		5,989,379
Japan — 21.9%
AGC, Inc.	48,500	1,701,914
Air Water, Inc.	14,100	175,778
Aisin Corp.	22,500	850,676
Alfresa Holdings Corp. @	7,700	126,496
Amada Co. Ltd.	37,100	373,507
Aozora Bank Ltd. @	4,800	98,126
Asahi Group Holdings Ltd.	14,400	538,651
Asahi Kasei Corp.	191,300	1,203,178
Bank of Kyoto Ltd. (The) @*<>	6,500	366,364
Bridgestone Corp.	18,500	721,604
Brother Industries Ltd.	32,400	522,186
Canon Marketing Japan, Inc.	9,700	251,652
Canon, Inc. @	29,000	699,578
Chiba Bank Ltd. (The)	63,800	464,283
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	105,246
COMSYS Holdings Corp.	2,900	60,662
Concordia Financial Group Ltd.	111,200	507,112
Cosmo Energy Holdings Co. Ltd.	11,900	418,857
Dai-ichi Life Holdings, Inc.	77,400	1,604,040
Daicel Corp.	52,000	435,305
Daiwa House Industry Co. Ltd.	42,100	1,131,099
Daiwa Securities Group, Inc. @	143,400	828,216
Dowa Holdings Co. Ltd.	9,600	298,779
ENEOS Holdings, Inc.	470,600	1,857,648
FUJIFILM Holdings Corp.	14,900	863,251
Fujikura Ltd.	10,500	84,420
Fukuoka Financial Group, Inc.	13,600	325,712
Hachijuni Bank Ltd. (The) @	8,600	47,472
Hankyu Hanshin Holdings, Inc.	26,100	890,900
Haseko Corp. @	30,800	393,038
Hino Motors Ltd. *	11,600	44,315
Hitachi Construction Machinery Co. Ltd.	8,000	243,362
Honda Motor Co. Ltd.	466,200	5,247,246
Idemitsu Kosan Co. Ltd.	29,400	676,373
IHI Corp. @	8,900	186,707
Iida Group Holdings Co. Ltd.	33,400	555,735
INFRONEER Holdings, Inc.	12,800	132,591
Inpex Corp.	144,500	2,181,424
Isetan Mitsukoshi Holdings Ltd. @	25,900	300,093

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Isuzu Motors Ltd.	85,200	$1,072,127
Iwatani Corp.	4,900	247,066
J. Front Retailing Co. Ltd.	35,100	359,127
Japan Post Holdings Co. Ltd.	71,600	573,749
Japan Post Insurance Co. Ltd.	4,500	75,898
JFE Holdings, Inc.	50,400	738,935
JTEKT Corp.	43,200	407,891
K's Holdings Corp.	32,000	293,790
Kajima Corp.	54,000	879,343
Kamigumi Co. Ltd. @	15,700	323,581
Kaneka Corp.	5,000	129,885
Kawasaki Heavy Industries Ltd.	32,800	794,540
Kawasaki Kisen Kaisha Ltd. @	11,100	379,111
Kobe Steel Ltd.	19,500	254,319
Komatsu Ltd.	43,100	1,166,042
Kubota Corp.	58,300	859,831
Kuraray Co. Ltd.	76,400	905,410
LIXIL Corp.	42,700	497,605
Mabuchi Motor Co. Ltd.	5,100	152,550
Marubeni Corp.	77,200	1,204,700
Mazda Motor Corp.	65,100	739,040
Mebuki Financial Group, Inc.	83,070	229,966
Medipal Holdings Corp.	17,700	299,363
Mitsubishi Chemical Group Corp.	185,800	1,172,067
Mitsubishi Corp.	107,100	5,108,464
Mitsubishi Electric Corp.	48,300	597,609
Mitsubishi Estate Co. Ltd.	82,000	1,072,738
Mitsubishi Gas Chemical Co., Inc.	26,800	360,914
Mitsubishi Heavy Industries Ltd.	17,100	955,009
Mitsubishi Logistics Corp.	2,500	66,448
Mitsubishi Motors Corp.	88,400	385,330
Mitsubishi UFJ Financial Group, Inc.	206,400	1,751,997
Mitsubishi UFJ Financial Group, Inc., ADR @	391,058	3,320,082
Mitsui Chemicals, Inc.	47,200	1,224,534
Mitsui Fudosan Co. Ltd.	54,100	1,192,488
Mitsui OSK Lines Ltd. @	30,300	833,331
Mizuho Financial Group, Inc.	116,740	1,984,986
MS&AD Insurance Group Holdings, Inc.	24,728	909,264
NEC Corp.	37,100	2,050,877
NGK Insulators Ltd.	41,200	546,429
NH Foods Ltd.	8,133	243,326
Nippon Express Holdings, Inc.	15,900	830,218
Nippon Steel Corp. @	60,327	1,414,923
Nippon Yusen KK @	58,100	1,510,818
Nissan Motor Co. Ltd.	222,800	984,441
Nisshin Seifun Group, Inc.	3,900	49,729
Niterra Co. Ltd.	18,000	407,602
Nomura Holdings, Inc.	175,700	704,376
Nomura Real Estate Holdings, Inc.	23,700	595,196
NSK Ltd.	59,600	335,489
Obayashi Corp.	72,500	638,693
Oji Holdings Corp.	226,000	951,245
Otsuka Holdings Co. Ltd.	10,100	359,083
Panasonic Holdings Corp.	194,100	2,184,664
Resona Holdings, Inc.	206,800	1,146,229
Resonac Holdings Corp.	14,000	234,676
Ricoh Co. Ltd.	74,900	646,804
Rohm Co. Ltd.	21,600	407,168
Sankyo Co. Ltd.	6,500	298,120
SBI Holdings, Inc.	20,500	431,839
Seiko Epson Corp. @	40,700	639,887
Seino Holdings Co. Ltd.	20,400	286,056

	SHARES	VALUE†
Sekisui Chemical Co. Ltd.	16,000	$230,514
Sekisui House Ltd.	58,000	1,155,420
Shimizu Corp.	49,600	345,016
Shizuoka Financial Group, Inc.	46,000	375,228
Sohgo Security Services Co. Ltd.	12,000	72,446
Sojitz Corp.	35,820	785,720
Sompo Holdings, Inc.	5,900	253,980
Stanley Electric Co. Ltd.	14,100	222,907
Subaru Corp.	90,700	1,763,746
SUMCO Corp.	34,600	451,254
Sumitomo Chemical Co. Ltd.	157,200	428,134
Sumitomo Corp.	94,000	1,876,981
Sumitomo Electric Industries Ltd.	164,200	1,979,432
Sumitomo Forestry Co. Ltd.	33,800	860,832
Sumitomo Heavy Industries Ltd.	26,000	659,743
Sumitomo Metal Mining Co. Ltd.	35,500	1,044,998
Sumitomo Mitsui Financial Group, Inc.	71,100	3,495,528
Sumitomo Mitsui Trust Holdings, Inc.	24,900	938,249
Sumitomo Realty & Development Co. Ltd.	42,000	1,092,157
Sumitomo Rubber Industries Ltd.	42,800	472,851
Suzuken Co. Ltd.	1,100	34,036
Suzuki Motor Corp.	20,700	833,319
Taiheiyo Cement Corp.	7,500	132,997
Taisei Corp.	7,200	253,474
Takashimaya Co. Ltd.	13,100	191,801
Takeda Pharmaceutical Co. Ltd.	126,173	3,918,421
TDK Corp.	21,400	793,622
Teijin Ltd.	32,399	315,014
THK Co. Ltd.	10,700	195,720
Tokyo Tatemono Co. Ltd.	37,600	520,321
Tokyu Fudosan Holdings Corp.	132,300	813,595
Toray Industries, Inc.	166,100	864,734
Tosoh Corp.	58,300	748,256
Toyo Seikan Group Holdings Ltd.	16,700	273,509
Toyo Tire Corp.	3,700	56,995
Toyoda Gosei Co. Ltd.	15,300	328,852
Toyota Boshoku Corp.	6,500	118,569
Toyota Motor Corp.	322,150	5,771,926
Toyota Tsusho Corp.	16,000	941,649
Yamada Holdings Co. Ltd.	93,100	286,265
Yamaha Motor Co. Ltd.	37,200	978,541
Yamazaki Baking Co. Ltd.	5,500	101,138
Yokohama Rubber Co. Ltd. (The)	27,600	574,754
Z Holdings Corp.	188,400	523,824
Zeon Corp. @	28,500	298,083
		117,305,165
Netherlands — 4.5%
ABN AMRO Group NV, GDR ±	42,957	610,395
Aegon NV @	149,418	723,829
Akzo Nobel NV	17,322	1,254,121
ArcelorMittal SA @	60,669	1,518,545
ArcelorMittal SA =	1,708	42,933
ASR Nederland NV	2,953	110,896
Coca-Cola Europacific Partners PLC	10,606	664,942
Heineken NV	16,759	1,478,782
ING Groep NV	253,754	3,366,932
JDE Peet's NV @	9,259	258,628
Koninklijke Ahold Delhaize NV	179,778	5,420,805
Koninklijke KPN NV	211,274	696,689
Koninklijke Philips NV @*	17,339	345,740
Koninklijke Philips NV @¢	34,541	692,609
NN Group NV @	31,090	1,000,560
Randstad NV	16,773	928,868
Stellantis NV	191,757	3,691,806

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Netherlands (Continued)
Stellantis NV @	56,317	$1,077,344
		23,884,424
New Zealand — 0.2%
Auckland International Airport Ltd.	100,345	475,721
EBOS Group Ltd. @	8,910	182,635
Fletcher Building Ltd.	101,890	287,019
Genesis Energy Ltd. @	25,487	37,273
Mercury NZ Ltd.	18,796	68,719
Port of Tauranga Ltd.	3,033	10,689
Ryman Healthcare Ltd. @	22,869	86,488
Summerset Group Holdings Ltd.	14,664	89,646
		1,238,190
Norway — 0.7%
Aker ASA, A Shares	2,155	132,866
Aker BP ASA	18,758	519,076
DNB Bank ASA	51,195	1,031,878
Norsk Hydro ASA	88,167	553,895
SpareBank 1 SR-Bank ASA	18,440	211,523
Storebrand ASA	24,442	199,162
Subsea 7 SA	28,831	397,292
Wallenius Wilhelmsen ASA	13,553	107,191
Yara International ASA	13,680	518,340
		3,671,223
Portugal — 0.1%
EDP Renovaveis SA @	3,173	52,047
Galp Energia SGPS SA	16,108	239,104
		291,151
Singapore — 1.0%
BW LPG Ltd. ±	5,825	73,353
City Developments Ltd.	77,600	375,228
Great Eastern Holdings Ltd.	3,000	39,612
Hafnia Ltd.	12,769	79,443
Hongkong Land Holdings Ltd.	101,200	361,284
Keppel Corp. Ltd.	241,100	1,199,327
Olam Group Ltd.	94,300	72,432
Oversea-Chinese Banking Corp. Ltd.	62,349	584,265
Seatrium Ltd. *	5,948,805	583,131
Singapore Airlines Ltd. @	34,949	165,158
United Overseas Bank Ltd.	39,600	825,604
UOL Group Ltd. @	47,218	221,755
Wilmar International Ltd.	273,400	746,000
		5,326,592
Spain — 2.6%
Banco Bilbao Vizcaya Argentaria SA	91,765	748,013
Banco Bilbao Vizcaya Argentaria SA, ADR @	198,481	1,597,772
Banco de Sabadell SA	74,625	86,826
Banco Santander SA	1,654,430	6,329,286
Banco Santander SA, ADR	210,864	792,849
CaixaBank SA	146,848	587,796
Repsol SA	211,452	3,480,792
Telefonica SA, ADR @	6,496	26,439
		13,649,773
Sweden — 2.6%
Boliden AB	34,071	980,603
Dometic Group AB ±	15,032	95,292

	SHARES	VALUE†
Electrolux AB, Class B *	4,602	$47,618
Essity AB, B Shares	3,803	82,113
Getinge AB, B Shares	7,190	126,814
Holmen AB, B Shares	8,941	348,456
Husqvarna AB, B Shares @	42,676	327,095
Loomis AB	8,247	222,375
Millicom International Cellular SA, SDR *	20,565	319,518
Saab AB, Class B	4,192	213,637
Securitas AB, B Shares @	59,785	474,207
Skandinaviska Enskilda Banken AB, Class A	140,768	1,683,333
Skanska AB, B Shares @	40,249	663,108
SKF AB, B Shares	64,782	1,080,041
SKF AB, Class A	839	13,992
SSAB AB, A Shares	29,362	165,816
SSAB AB, B Shares	84,454	464,570
Svenska Cellulosa AB SCA, A Shares	244	3,350
Svenska Cellulosa AB SCA, B Shares	25,812	354,262
Svenska Handelsbanken AB, A Shares @	54,423	485,972
Svenska Handelsbanken AB, B Shares @	1,918	20,259
Swedbank AB, A Shares	38,879	716,334
Swedish Orphan Biovitrum AB @*	7,957	162,701
Tele2 AB, B Shares @	67,789	519,203
Telefonaktiebolaget LM Ericsson, B Shares @	195,119	952,418
Telia Co. AB	297,136	613,823
Trelleborg AB, B Shares	10,544	262,694
Volvo AB, B Shares	101,851	2,103,106
Volvo Car AB, Class B *	39,107	159,069
		13,661,779
Switzerland — 9.9%
Alcon, Inc. µ	30,384	2,354,772
Alcon, Inc.	1,965	151,423
Baloise Holding AG	4,379	635,789
Banque Cantonale Vaudoise @	1,642	172,299
Barry Callebaut AG	242	385,466
Cie Financiere Richemont SA, Class A	33,824	4,138,622
DSM-Firmenich AG	11,057	936,721
Holcim AG	47,111	3,025,274
Julius Baer Group Ltd.	36,354	2,337,681
Lonza Group AG	4,850	2,255,050
Novartis AG	122,351	12,547,210
Novartis AG, ADR @	2,863	291,625
SIG Group AG @	33,586	830,706
Swatch Group AG (The) µ	6,226	305,059
Swatch Group AG (The) µ	1,459	375,210
Swiss Life Holding AG	4,035	2,519,699
Swiss Prime Site AG	1,574	144,357
Swiss Re AG	23,316	2,402,540
Swisscom AG	4,128	2,454,206
UBS Group AG	270,713	6,710,524
Zurich Insurance Group AG	17,576	8,066,508
		53,040,741
United Kingdom — 13.2%
Anglo American PLC	68,697	1,898,879
Associated British Foods PLC	19,275	486,340
Aviva PLC	239,234	1,137,785
Barclays PLC, ADR	344,451	2,683,273
Barratt Developments PLC	47,310	254,616
BP PLC	299,981	1,944,960
The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
BP PLC, ADR	79,258	$3,068,870
British American Tobacco PLC	112,193	3,527,570
BT Group PLC	1,231,112	1,752,927
DCC PLC	2,839	159,650
DS Smith PLC	141,276	494,877
Endeavour Mining PLC @	18,998	372,337
Glencore PLC	465,148	2,666,810
HSBC Holdings PLC, ADR @	204,163	8,056,272
Investec PLC	25,929	152,390
J Sainsbury PLC	275,751	850,530
Kingfisher PLC	340,498	927,681
Lloyds Banking Group PLC	5,603,835	3,033,683
Lloyds Banking Group PLC, ADR	217,015	462,242
Marks & Spencer Group PLC *	24,148	69,709
Melrose Industries PLC	105,417	603,482
NatWest Group PLC	151,590	435,939
Natwest Group PLC, ADR @	116,916	681,620
Persimmon PLC	11,130	146,321
Shell PLC, ADR	437,830	28,187,495
Standard Chartered PLC	199,242	1,842,661
Taylor Wimpey PLC	139,975	200,329
Tesco PLC	378,871	1,221,292
Vodafone Group PLC	3,172,869	2,973,869
		70,294,409
United States — 0.4%
CRH PLC	40,650	2,224,774
TOTAL COMMON STOCKS
(Identified Cost $442,080,384)		523,861,775
PREFERRED STOCKS — 0.9%
Germany — 0.8%
Bayerische Motoren Werke AG, 9.704%	7,858	733,585
Henkel AG & Co. KGaA, 2.753%	2,169	154,698
Porsche Automobil Holding SE, 5.497%	13,773	679,294
Volkswagen AG, 25.579%	24,782	2,854,312
		4,421,889
Italy — 0.1%
Telecom Italia SpA, 6.500% *	711,381	223,602
TOTAL PREFERRED STOCKS
(Identified Cost $7,399,669)		4,645,491
SHORT-TERM INVESTMENTS — 5.9%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 5.040%	435,970	435,970
Collateral For Securities On Loan — 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	31,139,527	31,139,527
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $31,575,497)		31,575,497
Total Investments — 104.8%
(Identified Cost $481,055,550)		560,082,763
Liabilities, Less Cash and Other Assets — (4.8%)		(25,543,179)
Net Assets — 100.0%		$534,539,584
†	See Note 1
@	A portion or all of the security was held on loan. As of September 30, 2023, the fair value of the securities on loan was $45,453,997.

±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2023 amounted to $3,669,592 or 0.69% of the net assets of the Fund.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

SDR — Swedish Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of September 30, 2023
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	18.1%
Oil, Gas & Consumable Fuels	15.4%
Automobiles	7.7%
Insurance	6.5%
Metals & Mining	5.8%
Pharmaceuticals	4.8%
Chemicals	4.5%
Automobile Components	2.5%
Capital Markets	2.5%
Machinery	2.4%

Country weightings as of September 30, 2023
(As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	22.3%
United Kingdom	13.3%
France	11.8%
Switzerland	10.0%
Canada	9.4%
Germany	7.4%
Australia	6.1%
Netherlands	4.5%
Sweden	2.6%
Other	12.6%
100.0%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Others — 100.0%
DFA International Small Company Portfolio £	13,324,673	$235,047,238
TOTAL MUTUAL FUNDS
(Identified Cost $139,257,718)		235,047,238
Total Investments — 100.0%
(Identified Cost $139,257,718)		235,047,238
Liabilities in excess of Cash and Other Assets — (0.0%)		(41,449)
Net Assets — 100.0%		$235,005,789
†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.
The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.0%
Belgium — 0.0%
Titan Cement International SA	2,956	$55,317
Brazil — 3.5%
Atacadao SA	28,162	49,864
Banco Bradesco SA	70,133	176,639
Banco Bradesco SA, ADR	136,380	388,683
Banco do Brasil SA	51,498	483,368
Banco Santander Brasil SA	19,597	101,561
BRF SA *	71,118	144,173
Camil Alimentos SA	8,900	13,616
Cia Brasileira de Distribuicao *	20,555	14,313
Cia Siderurgica Nacional SA	34,656	83,700
Cia Siderurgica Nacional SA, ADR	17,252	41,232
Cogna Educacao *	137,975	73,015
Cyrela Brazil Realty SA Empreendimentos e Participacoes	30,113	121,433
Dexco SA	34,954	53,545
Embraer SA *	7,694	26,358
Embraer SA, ADR *	12,729	174,642
Enauta Participacoes SA	13,118	46,975
Ez Tec Empreendimentos e Participacoes SA	8,100	30,327
Gerdau SA, ADR	101,234	482,886
Grupo Casas Bahia SA *	143,195	17,947
Grupo De Moda Soma SA	32,600	43,129
Hapvida Participacoes e Investimentos SA *±	222,277	207,837
Iochpe Maxion SA	12,197	33,243
IRB Brasil Resseguros SA *	5,122	44,836
Jalles Machado SA *<>	481	819
Jalles Machado SA	15,200	25,885
JBS SA	63,545	228,186
JHSF Participacoes SA	40,831	38,666
Movida Participacoes SA	18,600	43,960
MRV Engenharia e Participacoes SA *	25,945	55,074
Natura & Co. Holding SA *	68,808	199,311
Petroleo Brasileiro SA	344,373	2,595,875
Petroleo Brasileiro SA, ADR	1,600	23,984
Positivo Tecnologia SA	9,100	13,035
TIM SA	62,197	184,244
Tupy SA	3,847	20,810
Vale SA	20,412	274,431
YDUQS Participacoes SA	12,700	50,203
Zamp SA *	22,200	27,073
		6,634,878
British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	13,200	14,800
Canada — 0.0%
China Gold International Resources Corp. Ltd.	13,700	60,182
Cayman Islands — 0.0%
Baozun, Inc., Class A *@	4,600	4,599
Edvantage Group Holdings Ltd.	32,244	9,594
Fulgent Sun International Holding Co. Ltd.	8,000	29,492
Gourmet Master Co. Ltd.	5,000	16,341
		60,026
Chile — 0.5%
Banco de Credito e Inversiones SA	410	10,499
CAP SA	4,662	30,234
Cencosud SA	98,037	185,891
Cia Sud Americana de Vapores SA	206,953	12,413
Empresa Nacional de Telecomunicaciones SA	13,467	45,312
	SHARES	VALUE†
Empresas CMPC SA	61,213	$112,700
Empresas COPEC SA	28,747	203,799
Enel Americas SA *	873,666	100,280
Falabella SA	38,983	87,112
Grupo Security SA	123,808	28,840
Inversiones Aguas Metropolitanas SA	38,384	28,896
PAZ Corp. SA	9,073	5,514
Ripley Corp. SA	81,141	15,275
Sigdo Koppers SA	27,803	37,544
SMU SA	147,411	25,878
Sociedad Matriz SAAM SA	298,644	32,934
SONDA SA	83,103	37,967
		1,001,088
China — 28.0%
360 Security Technology, Inc., Class A *	20,500	27,589
361 Degrees International Ltd.	71,000	35,813
3SBio, Inc. ±	106,000	88,661
A-Living Smart City Services Co. Ltd. *±	52,500	29,632
AAC Technologies Holdings, Inc. @	60,500	103,525
Accelink Technologies Co. Ltd., Class A	7,000	30,917
Addsino Co. Ltd., Class A	16,300	19,170
Advanced Technology & Materials Co. Ltd., Class A	13,900	17,946
Agricultural Bank of China Ltd., H Shares	1,776,000	662,234
Alibaba Group Holding Ltd. *	272,300	2,976,507
Aluminum Corp. of China Ltd., H Shares	328,000	183,457
Angang Steel Co. Ltd., H Shares @	142,999	35,791
Anhui Conch Cement Co. Ltd., H Shares	97,500	259,595
Anhui Guangxin Agrochemical Co. Ltd., Class A	4,312	11,843
Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	6,500	6,470
Anhui Jinhe Industrial Co. Ltd., Class A	5,000	15,690
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	13,244
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	21,997
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	4,400	16,922
Asia Cement China Holdings Corp.	40,000	13,434
Avary Holding Shenzhen Co. Ltd., Class A	12,300	34,286
AviChina Industry & Technology Co. Ltd., H Shares	254,000	120,660
BAIC Motor Corp. Ltd., H Shares ±	145,000	43,884
Baidu, Inc., ADR *	11,412	1,533,202
Baidu, Inc., Class A *	5,150	87,730
Bank of Beijing Co. Ltd., Class A	98,400	62,375
Bank of Changsha Co. Ltd., Class A	25,500	28,593
Bank of Chengdu Co. Ltd., Class A	26,000	48,981
Bank of China Ltd., H Shares	5,702,902	1,995,409
Bank of Chongqing Co. Ltd., H Shares @	46,500	24,346
Bank of Communications Co. Ltd., H Shares	529,400	320,441
Bank of Guiyang Co. Ltd., Class A	22,500	17,220
Bank of Hangzhou Co. Ltd., Class A	32,101	49,048
Bank of Jiangsu Co. Ltd., Class A	80,100	78,740
Bank of Nanjing Co. Ltd., Class A	61,300	67,560
Bank of Ningbo Co. Ltd., Class A	38,780	142,663
Bank of Shanghai Co. Ltd., Class A	68,500	57,864
Bank of Suzhou Co. Ltd., Class A	22,220	20,960
Baoshan Iron & Steel Co. Ltd., Class A	100,300	83,629
BBMG Corp., H Shares	184,000	19,032
Beijing Capital Development Co. Ltd., Class A	12,200	6,832
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	48,000	18,664

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Beijing Dabeinong Technology Group Co. Ltd., Class A	18,000	$16,635
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	15,563
Beijing Energy International Holding Co. Ltd.	310,000	8,551
Beijing Enterprises Holdings Ltd.	46,000	158,601
Beijing Enterprises Water Group Ltd.	448,000	97,827
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	14,455
Beijing Haixin Energy Technology Co. Ltd., Class A *	35,800	16,665
Beijing Jetsen Technology Co. Ltd., Class A *	28,600	20,361
Beijing Jingyuntong Technology Co. Ltd., Class A *	22,000	14,699
Beijing New Building Materials PLC, Class A	10,000	41,142
Beijing Orient National Communication Science & Technology Co. Ltd., Class A *	8,200	12,226
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,904
Beijing Shougang Co. Ltd., Class A *	27,500	14,307
Beijing Shunxin Agriculture Co. Ltd., Class A *	1,300	4,119
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	15,085
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	13,235
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	75,854
BGI Genomics Co. Ltd., Class A	1,800	12,857
BOC International China Co. Ltd., Class A	14,300	22,280
BOE Technology Group Co. Ltd., Class A	220,300	116,423
Bohai Leasing Co. Ltd., Class A *	64,900	22,747
Bright Dairy & Food Co. Ltd., Class A	7,700	10,858
Brilliance China Automotive Holdings Ltd. @	178,000	87,966
BTG Hotels Group Co. Ltd., Class A *	5,700	13,446
BYD Electronic International Co. Ltd.	43,500	198,309
C C Land Holdings Ltd. @	106,500	19,720
C&D International Investment Group Ltd.	34,795	84,689
Caitong Securities Co. Ltd., Class A	15,470	16,690
Canmax Technologies Co. Ltd., Class A	4,800	16,889
CECEP Solar Energy Co. Ltd., Class A	30,100	23,861
CECEP Wind-Power Corp., Class A	49,010	21,942
Central China Management Co. Ltd.	81,000	3,672
CGN New Energy Holdings Co. Ltd. @	130,000	34,530
Changjiang Securities Co. Ltd., Class A	39,900	31,848
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	10,653
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	10,223
Chengxin Lithium Group Co. Ltd., Class A	5,600	17,143
China Aircraft Leasing Group Holdings Ltd.	16,000	7,866
China Baoan Group Co. Ltd., Class A	9,000	12,839
China Bohai Bank Co. Ltd., Class H *±	141,000	20,706
China CAMC Engineering Co. Ltd., Class A	20,600	29,868
China Cinda Asset Management Co. Ltd., Class H	664,000	66,985
China Citic Bank Corp. Ltd., H Shares	613,000	284,936
China Coal Energy Co. Ltd., H Shares	181,000	141,916
	SHARES	VALUE†
China Communication Services Corp. Ltd., H Shares	231,600	$97,302
China Conch Environment Protection Holdings Ltd. *	97,500	20,917
China Conch Venture Holdings Ltd.	98,500	84,023
China Construction Bank Corp., H Shares	7,488,810	4,226,887
China CSSC Holdings Ltd., Class A	6,500	24,829
China Development Bank Financial Leasing Co. Ltd., H Shares ±	128,000	20,595
China Education Group Holdings Ltd. @	30,000	24,403
China Energy Engineering Corp.	88,674	27,437
China Energy Engineering Corp. Ltd., H Shares @	152,000	17,469
China Everbright Bank Co. Ltd., H Shares	241,000	72,322
China Feihe Ltd. ±	243,000	143,362
China Foods Ltd.	86,000	28,334
China Galaxy Securities Co. Ltd., H Shares	194,500	100,343
China Gas Holdings Ltd.	228,400	215,539
China Great Wall Securities Co. Ltd., Class A	8,500	9,659
China Greatwall Technology Group Co. Ltd., Class A	15,387	22,099
China Hongqiao Group Ltd. @	189,000	185,115
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Marine Containers Group Co. Ltd., Class H	74,460	42,978
China Jinmao Holdings Group Ltd.	476,464	61,452
China Jushi Co. Ltd., Class A	22,631	41,829
China Lesso Group Holdings Ltd.	100,000	53,250
China Lilang Ltd.	31,000	14,568
China Medical System Holdings Ltd.	97,000	146,907
China Meheco Co. Ltd., Class A	13,860	23,492
China Merchants Bank Co. Ltd., H Shares	303,500	1,267,337
China Merchants Energy Shipping Co. Ltd., Class A	27,400	24,121
China Merchants Port Holdings Co. Ltd.	99,712	124,147
China Merchants Property Operation & Service Co. Ltd., Class A	5,000	9,878
China Merchants Securities Co. Ltd., H Shares ±	19,660	17,222
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	37,319
China Minsheng Banking Corp. Ltd., H Shares	395,880	135,483
China Modern Dairy Holdings Ltd. @	290,000	28,515
China National Accord Medicines Corp. Ltd., Class A	6,760	29,274
China National Building Material Co. Ltd., H Shares	396,850	208,283
China National Chemical Engineering Co. Ltd., Class A	38,700	41,222
China National Nuclear Power Co. Ltd., Class A	101,100	101,044
China New Higher Education Group Ltd. ±	74,000	20,317
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A *	15,100	9,923
China Nonferrous Mining Corp. Ltd.	70,000	44,963
China Oil & Gas Group Ltd. *	200,000	5,746
China Oilfield Services Ltd., H Shares	122,000	146,445
China Overseas Grand Oceans Group Ltd.	141,402	59,046

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Overseas Land & Investment Ltd.	279,000	$578,596
China Pacific Insurance Group Co. Ltd., H Shares	162,600	406,970
China Petroleum & Chemical Corp., H Shares	1,946,400	1,063,803
China Railway Group Ltd., H Shares	291,000	150,127
China Railway Signal & Communication Corp. Ltd., H Shares ±	149,000	47,568
China Renaissance Holdings Ltd. @±*§	11,300	7,868
China Resources Cement Holdings Ltd.	238,000	61,088
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	15,060
China Resources Gas Group Ltd.	77,900	228,300
China Resources Land Ltd.	302,000	1,203,226
China Resources Medical Holdings Co. Ltd.	71,500	46,839
China Resources Pharmaceutical Group Ltd. ±	134,500	89,312
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	5,100	34,996
China Risun Group Ltd.	58,000	24,441
China Shanshui Cement Group Ltd. *@	53,000	4,061
China Shenhua Energy Co. Ltd., H Shares	293,000	950,357
China Shineway Pharmaceutical Group Ltd.	36,000	35,996
China South Publishing & Media Group Co. Ltd., Class A	11,600	19,058
China State Construction Engineering Corp. Ltd., Class A	191,200	144,760
China State Construction International Holdings Ltd.	50,000	52,612
China Sunshine Paper Holdings Co. Ltd. *	26,000	8,599
China Taiping Insurance Holdings Co. Ltd.	137,800	137,255
China Tianrui Group Cement Co. Ltd. *@	11,000	7,599
China Tower Corp. Ltd., Class H ±	3,648,000	349,383
China Traditional Chinese Medicine Holdings Co. Ltd.	260,000	121,186
China TransInfo Technology Co. Ltd., Class A *	6,900	11,280
China Travel International Investment Hong Kong Ltd. @	180,000	34,479
China Vanke Co. Ltd., Class H	133,972	147,813
China Yongda Automobiles Services Holdings Ltd.	84,000	32,502
China Zheshang Bank Co. Ltd., Class H	124,800	32,670
Chinasoft International Ltd.	210,000	149,637
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	15,782
Chongqing Changan Automobile Co. Ltd., Class A	40,430	74,394
Chongqing Department Store Co. Ltd., Class A	2,400	10,820
Chongqing Rural Commercial Bank Co. Ltd., H Shares	226,000	83,405
Chow Tai Seng Jewellery Co. Ltd., Class A	9,125	22,113
CIFI Ever Sunshine Services Group Ltd. *	18,000	2,712
CIMC Enric Holdings Ltd.	74,000	64,541
CITIC Ltd.	356,000	327,317
CITIC Securities Co. Ltd., Class H	83,950	170,238
Citychamp Watch & Jewellery Group Ltd. *	62,000	9,342
CMGE Technology Group Ltd. *	90,000	15,400
CMOC Group Ltd., Class H	66,000	42,393
CNGR Advanced Material Co. Ltd., Class A	1,800	12,482
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	13,574
	SHARES	VALUE†
CNOOC Energy Technology & Services Ltd., Class A	62,100	$27,802
CNSIG Inner Mongolia Chemical Industry Co. Ltd.	13,650	15,997
COFCO Biotechnology Co. Ltd., Class A	15,100	14,182
COFCO Joycome Foods Ltd. *@	162,000	35,789
Concord New Energy Group Ltd.	420,000	34,862
Consun Pharmaceutical Group Ltd.	23,000	14,950
COSCO Shipping Development Co. Ltd., H Shares	324,200	35,190
COSCO Shipping Energy Transportation Co. Ltd., H Shares @	74,000	80,889
COSCO Shipping Holdings Co. Ltd., H Shares	244,199	250,406
COSCO Shipping International Hong Kong Co. Ltd.	34,000	14,675
COSCO Shipping Ports Ltd.	156,998	102,648
CPMC Holdings Ltd.	53,000	39,458
CRRC Corp. Ltd., Class H	177,000	85,438
CSG Holding Co. Ltd., Class A	19,500	15,057
CSSC Hong Kong Shipping Co. Ltd.	70,000	12,336
CTS International Logistics Corp. Ltd., Class A	11,000	10,678
Daan Gene Co. Ltd., Class A	9,400	12,574
Daqin Railway Co. Ltd., Class A	85,800	85,635
DBG Technology Co. Ltd., Class A	7,000	16,129
DHC Software Co. Ltd., Class A	28,100	25,007
Dian Diagnostics Group Co. Ltd., Class A	4,800	15,443
Digital China Holdings Ltd.	62,000	19,714
Digital China Information Service Group Co. Ltd., Class A	10,000	16,005
Dong-E-E-Jiao Co. Ltd., Class A	3,300	22,166
Dongfang Electric Corp. Ltd. H Shares	21,000	23,331
Dongxing Securities Co. Ltd., Class A	12,000	13,357
Dongyue Group Ltd.	104,000	78,223
Dynagreen Environmental Protection Group Co. Ltd., Class H	52,000	15,671
E-Commodities Holdings Ltd.	94,000	17,405
EEKA Fashion Holdings Ltd. @	8,000	15,160
Essex Bio-technology Ltd.	37,000	13,513
Eternal Asia Supply Chain Management Ltd., Class A	24,300	14,738
Fangda Carbon New Material Co. Ltd., Class A *	15,700	12,424
Fangda Special Steel Technology Co. Ltd., Class A *	19,000	12,304
Far East Horizon Ltd.	187,000	134,681
FAW Jiefang Group Co. Ltd., Class A *	24,100	28,640
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	15,524
FIH Mobile Ltd. *	203,000	17,368
Financial Street Holdings Co. Ltd., Class A	23,300	13,908
FinVolution Group, ADR	11,439	56,966
Fosun International Ltd.	195,500	123,577
Founder Securities Co. Ltd., Class A	23,800	24,113
Foxconn Industrial Internet Co. Ltd., Class A	58,500	157,782
Fu Shou Yuan International Group Ltd.	44,000	30,678
Fufeng Group Ltd.	153,000	86,162
Fujian Funeng Co. Ltd., Class A	18,330	21,382
Fujian Sunner Development Co. Ltd., Class A	9,000	23,658
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	7,920
GCL Energy Technology Co. Ltd.	4,200	6,665
GCL Technology Holdings Ltd.	395,000	73,644

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
GDS Holdings Ltd., Class A *	72,300	$99,712
Geely Automobile Holdings Ltd.	455,000	536,870
GEM Co. Ltd., Class A	33,500	27,932
Gemdale Corp., Class A	19,200	17,928
Gemdale Properties & Investment Corp. Ltd.	442,000	18,344
Genertec Universal Medical Group Co. Ltd. ±	75,500	37,697
GF Securities Co. Ltd., Class H	64,200	86,245
Giant Network Group Co. Ltd., Class A	9,400	16,653
GoerTek, Inc., Class A	18,300	39,536
Golden Eagle Retail Group Ltd. *<>	15,000	13,102
Goldwind Science & Technology Co. Ltd., H Shares	47,800	24,111
Gotion High-tech Co. Ltd., Class A *	5,100	16,199
Grand Pharmaceutical Group Ltd.	88,500	47,466
Grandjoy Holdings Group Co. Ltd., Class A *	30,000	15,074
Greattown Holdings Ltd., Class A *	34,100	14,846
Greatview Aseptic Packaging Co. Ltd. *	88,000	24,048
Gree Electric Appliances, Inc., Class A	13,800	68,584
Greentown China Holdings Ltd.	78,500	81,498
Greentown Service Group Co. Ltd. @	102,000	45,849
GRG Banking Equipment Co. Ltd., Class A	12,500	20,708
Guangdong HEC Technology Holding Co. Ltd., Class A *	11,800	10,727
Guangdong Provincial Expressway Development Co. Ltd., Class A	12,700	14,571
Guangdong Tapai Group Co. Ltd., Class A	9,300	10,543
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	10,138
Guanghui Energy Co. Ltd., Class A	48,700	50,940
Guangshen Railway Co. Ltd., Class H *	82,000	18,115
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	14,647
Guangzhou Automobile Group Co. Ltd., H Shares	188,000	92,908
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	46,074
Guangzhou Haige Communications Group, Inc. Co., Class A	22,300	34,408
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	16,525
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	7,830
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,400	21,292
Guosen Securities Co. Ltd., Class A	22,400	28,245
Guosheng Financial Holding, Inc., Class A *	14,131	18,205
Guotai Junan Securities Co. Ltd., H Shares ±	29,000	32,403
Haier Smart Home Co. Ltd., Class A	20,500	66,237
Hainan Meilan International Airport Co. Ltd., H Shares *@	23,000	21,147
Haitian International Holdings Ltd.	44,000	93,271
Haitong Securities Co. Ltd., Class H	169,600	101,791
Han’s Laser Technology Industry Group Co. Ltd., Class A	8,900	28,123
Hang Zhou Great Star Industrial Co. Ltd., Class A	4,400	11,741
	SHARES	VALUE†
Hangcha Group Co. Ltd., Class A	8,000	$28,006
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	30,067
Hangzhou Robam Appliances Co. Ltd., Class A	2,900	10,700
Harbin Electric Co. Ltd., H Shares	74,000	22,585
Health & Happiness H&H International Holdings Ltd.	18,500	22,963
Heilongjiang Agriculture Co. Ltd., Class A	8,000	14,414
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	15,020
Hengan International Group Co. Ltd.	49,000	156,118
Hengli Petrochemical Co. Ltd., Class A *	35,500	69,989
Hengtong Optic-electric Co. Ltd., Class A	9,680	18,713
Hengyi Petrochemical Co. Ltd., Class A *	25,000	25,157
Hesteel Co. Ltd., Class A	65,500	20,357
Hi Sun Technology China Ltd. *	138,000	10,221
Holitech Technology Co. Ltd., Class A *	35,900	17,203
Hongda Xingye Co. Ltd., Class A *	21,200	5,370
Hope Education Group Co. Ltd. *@±	120,000	7,585
Hopson Development Holdings Ltd. *	92,637	55,954
Hoyuan Green Energy Co. Ltd., Class A	3,300	18,922
Hua Han Health Industry Holdings Ltd. @*§	504,000	—
Hua Hong Semiconductor Ltd. *±	43,000	108,942
Huafon Chemical Co. Ltd., Class A	27,754	26,865
Huaibei Mining Holdings Co. Ltd., Class A	10,400	19,863
Huapont Life Sciences Co. Ltd., Class A	27,600	18,931
Huatai Securities Co. Ltd., Class H ±	58,600	74,831
Huaxi Securities Co. Ltd., Class A	12,600	14,353
Huaxia Bank Co. Ltd., Class A	43,300	33,909
Huaxin Cement Co. Ltd., Class A	7,000	14,347
Huaxin Cement Co. Ltd., Class H	17,700	18,150
Huayu Automotive Systems Co. Ltd., Class A	17,500	44,972
Hubei Biocause Pharmaceutical Co. Ltd., Class A	17,600	7,518
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	16,470
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	25,443
Humanwell Healthcare Group Co. Ltd., Class A	9,700	32,125
Hunan Valin Steel Co. Ltd., Class A	47,300	38,726
Hytera Communications Corp. Ltd., Class A *	23,400	19,735
Industrial & Commercial Bank of China Ltd., H Shares	4,746,000	2,284,834
Industrial Bank Co. Ltd., Class A	122,900	274,100
Industrial Securities Co. Ltd., Class A	52,910	46,506
Infore Environment Technology Group Co. Ltd., Class A	12,400	8,454
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	169,960	40,023
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	22,607
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,760	14,748
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	30,966

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	34,700	$33,588
Intco Medical Technology Co. Ltd., Class A	5,700	17,442
JCET Group Co. Ltd., Class A	12,895	53,846
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	20,200	20,244
Jiangsu Eastern Shenghong Co. Ltd., Class A	24,600	38,900
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	10,608
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	18,148
Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	4,320	10,114
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	16,423
Jiangsu Shagang Co. Ltd., Class A	38,000	20,602
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	10,800	13,559
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,600	26,405
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	17,038
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	23,381
Jiangxi Copper Co. Ltd., H Shares	70,000	109,770
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	17,250
Jinke Smart Services Group Co. Ltd., Class H *@	12,000	15,079
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,000	22,898
Jinneng Science&Technology Co. Ltd., Class A	10,600	12,132
Jizhong Energy Resources Co. Ltd., Class A	21,200	19,563
JNBY Design Ltd.	16,500	21,407
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	31,721
Jointown Pharmaceutical Group Co. Ltd., Class A	15,943	23,639
Joyoung Co. Ltd., Class A	1,600	3,117
Ju Teng International Holdings Ltd.	56,000	8,152
Kingboard Holdings Ltd.	71,500	160,513
Kingboard Laminates Holdings Ltd.	79,000	55,888
Kingfa Sci & Tech Co. Ltd., Class A	13,400	14,658
Kingsoft Corp. Ltd.	19,200	69,631
Kunlun Energy Co. Ltd.	354,000	305,135
KWG Living Group Holdings Ltd. *	65,000	4,648
Lao Feng Xiang Co. Ltd., Class A	2,700	23,806
LB Group Co. Ltd., Class A	11,200	28,168
Lee & Man Paper Manufacturing Ltd.	122,000	35,676
Legend Holdings Corp., H Shares ±	38,400	34,571
Lenovo Group Ltd.	100,000	103,053
Lens Technology Co. Ltd., Class A	24,140	40,586
Leo Group Co. Ltd., Class A *	48,000	14,918
Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	33,067
LexinFintech Holdings Ltd., ADR	16,062	35,497
Leyard Optoelectronic Co. Ltd., Class A	20,300	18,149
Lianhe Chemical Technology Co. Ltd., Class A	6,700	7,659
Lingyi iTech Guangdong Co., Class A	42,800	33,518
	SHARES	VALUE†
Livzon Pharmaceutical Group, Inc., H Shares	6,800	$22,273
Longfor Group Holdings Ltd. ±	165,000	296,669
Lonking Holdings Ltd.	158,000	27,642
Luenmei Quantum Co. Ltd., Class A	13,300	11,071
Luoniushan Co. Ltd., Class A	16,000	12,530
Luxi Chemical Group Co. Ltd., Class A	8,600	13,329
Luye Pharma Group Ltd. *@±	161,500	72,388
Maanshan Iron & Steel Co. Ltd., H Shares	78,000	12,849
Maccura Biotechnology Co. Ltd., Class A	3,800	7,820
Mango Excellent Media Co. Ltd., Class A	11,000	42,635
Maoyan Entertainment *@±	21,200	31,512
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A *	29,300	27,278
Metallurgical Corp. of China Ltd., H Shares	225,000	47,408
Midea Real Estate Holding Ltd. @±	14,000	10,941
Ming Yang Smart Energy Group Ltd., Class A	6,800	14,691
Mingfa Group International Co. Ltd. *	91,000	2,278
Minth Group Ltd.	56,000	144,095
MLS Co. Ltd., Class A	20,000	24,507
MMG Ltd. *@	236,000	72,328
Nanjing Iron & Steel Co. Ltd., Class A	36,600	18,540
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	7,661
NavInfo Co. Ltd., Class A *	10,200	14,146
NetDragon Websoft Holdings Ltd.	25,500	47,151
New China Life Insurance Co. Ltd., H Shares	57,900	139,594
New Hope Liuhe Co. Ltd., Class A *	12,000	18,072
Newland Digital Technology Co. Ltd., Class A *	10,000	26,081
Nexteer Automotive Group Ltd.	69,000	37,624
Nine Dragons Paper Holdings Ltd. *	173,000	97,204
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	17,473
Ningbo Joyson Electronic Corp., Class A	5,200	12,395
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	15,682
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,600	22,711
Noah Holdings Ltd., ADR	1,172	14,615
Northeast Securities Co. Ltd., Class A	8,500	8,903
Offshore Oil Engineering Co. Ltd., Class A	27,400	24,309
ORG Technology Co. Ltd., Class A	26,800	17,098
Orient Securities Co. Ltd., Class H @±	52,400	26,431
Oriental Energy Co. Ltd., Class A *	11,300	15,471
Oriental Pearl Group Co. Ltd., Class A	10,700	10,885
PAX Global Technology Ltd.	75,000	52,963
People’s Insurance Co. Group of China Ltd. (The), H Shares	305,000	109,444
PetroChina Co. Ltd., H Shares	2,014,000	1,517,389
PICC Property & Casualty Co. Ltd., H Shares	494,000	634,615
Ping An Bank Co. Ltd., Class A	108,500	166,373
Ping An Insurance Group Co. of China Ltd., Class H	505,500	2,895,137
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	22,444
Poly Property Group Co. Ltd.	200,431	45,559
Postal Savings Bank of China Co. Ltd., Class H ±	571,000	288,747
Power Construction Corp. of China Ltd., Class A	84,900	62,187
Q Technology Group Co. Ltd. *@	31,000	12,707
Qifu Technology, Inc., ADR	5,298	81,377

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	$18,282
Radiance Holdings Group Co. Ltd. *@	37,000	14,316
Red Star Macalline Group Corp. Ltd., H Shares @±	35,700	11,899
Redco Properties Group Ltd. *@±§	80,000	5,095
Renhe Pharmacy Co. Ltd., Class A	19,700	19,285
Risen Energy Co. Ltd., Class A	6,400	16,683
Rongsheng Petrochemical Co. Ltd., Class A	51,800	84,465
S-Enjoy Service Group Co. Ltd.	35,000	18,593
SAIC Motor Corp. Ltd., Class A	29,700	60,180
Sailun Group Co. Ltd., Class A	13,900	23,998
Sansteel Minguang Co. Ltd., Class A	13,700	9,097
Sansure Biotech, Inc., Class A	3,333	7,607
Sany Heavy Equipment International Holdings Co. Ltd.	8,000	12,647
Sany Heavy Industry Co. Ltd., Class A	28,800	62,655
Satellite Chemical Co. Ltd., Class A	17,026	35,735
Sealand Securities Co. Ltd., Class A	24,800	12,665
Seazen Group Ltd. *@	188,571	34,435
Seazen Holdings Co. Ltd., Class A *	13,800	25,034
SF Holding Co. Ltd., Class A	14,100	78,762
Shaanxi Coal Industry Co. Ltd., Class A	50,037	126,462
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,400	37,350
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	22,572
Shandong Chenming Paper Holdings Ltd., H Shares *	35,250	10,353
Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	20,600	18,473
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	2,700	13,012
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	11,310	49,705
Shandong Humon Smelting Co. Ltd., Class A *	10,800	17,921
Shandong Linglong Tyre Co. Ltd., Class A	7,700	21,422
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	16,293
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	28,199
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	156,800	137,759
Shanghai AJ Group Co. Ltd., Class A	16,900	12,402
Shanghai Construction Group Co. Ltd., Class A	55,900	21,047
Shanghai Electric Group Co. Ltd., H Shares *	166,000	38,792
Shanghai Environment Group Co. Ltd., Class A	11,600	15,421
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	9,500	22,322
Shanghai Industrial Holdings Ltd.	45,000	56,545
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,300	6,692
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	13,636
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	17,707
	SHARES	VALUE†
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	$14,630
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	63,600	99,246
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	115,578
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	35,448
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	20,539
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	18,335
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	25,096
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	54,955
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	26,900	69,938
Shanxi Meijin Energy Co. Ltd., Class A *	31,400	30,179
Shanxi Securities Co. Ltd., Class A	24,700	19,445
Shanxi Taigang Stainless Steel Co. Ltd., Class A	34,300	18,972
Shenghe Resources Holding Co. Ltd., Class A	11,000	16,370
Shengyi Technology Co. Ltd., Class A	9,946	20,916
Shenwan Hongyuan Group Co. Ltd., H Shares ±	43,200	8,165
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	14,716
Shenzhen Airport Co. Ltd., Class A *	16,200	15,082
Shenzhen Aisidi Co. Ltd., Class A	14,200	14,484
Shenzhen Huaqiang Industry Co. Ltd., Class A	5,900	9,055
Shenzhen International Holdings Ltd.	107,733	66,448
Shenzhen Investment Ltd.	323,060	51,568
Shenzhen Jinjia Group Co. Ltd., Class A	10,602	8,796
Shenzhen Kaifa Technology Co. Ltd., Class A	5,900	13,902
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,800	17,033
Shenzhen MTC Co. Ltd., Class A	42,300	29,014
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	11,776
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	43,200	25,018
Shenzhen Sunway Communication Co. Ltd., Class A	4,700	12,715
Shenzhen Tagen Group Co. Ltd., Class A	25,000	20,742
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	28,200	19,420
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	4,900	16,557
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	22,449
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A *	26,700	31,693
Shimao Group Holdings Ltd. *	131,000	12,546
Shoucheng Holdings Ltd.	58,400	12,007
Shougang Fushan Resources Group Ltd.	219,790	74,658
Shui On Land Ltd.	280,000	25,386

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Sichuan Development Lomon Co. Ltd., Class A	13,600	$13,332
Sichuan Hebang Biotechnology Co. Ltd., Class A	84,300	27,007
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,500	49,887
Sichuan Road & Bridge Group Co. Ltd., Class A	28,840	34,233
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	17,228
Sino-Ocean Group Holding Ltd. *@	261,712	15,206
Sinofert Holdings Ltd. @	244,000	28,666
Sinoma International Engineering Co., Class A	14,600	22,547
Sinoma Science & Technology Co. Ltd., Class A	11,000	30,964
Sinopec Engineering Group Co. Ltd., H Shares	111,000	50,036
Sinopec Kantons Holdings Ltd.	90,000	36,203
Sinopharm Group Co. Ltd., H Shares	140,400	406,985
Sinotrans Ltd., H Shares	145,000	52,957
Sinotruk Hong Kong Ltd.	67,000	129,021
Sinotruk Jinan Truck Co. Ltd., Class A	2,800	6,318
Skyworth Group Ltd.	133,484	50,114
SOHO China Ltd. *	153,500	18,034
SooChow Securities Co. Ltd., Class A	20,280	23,406
STO Express Co. Ltd., Class A *	15,900	22,857
Sun Art Retail Group Ltd. @	172,500	36,566
Sun King Technology Group Ltd. *	54,000	10,757
Suning Universal Co. Ltd., Class A	32,100	12,393
Sunward Intelligent Equipment Co. Ltd., Class A *	10,800	8,990
Suzhou Anjie Technology Co. Ltd., Class A	10,500	19,594
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	10,800	25,639
Tangshan Jidong Cement Co. Ltd., Class A	10,000	10,323
TangShan Port Group Co. Ltd., Class A	55,900	28,241
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	9,402
TBEA Co. Ltd., Class A	27,300	55,392
TCL Electronics Holdings Ltd. *	99,667	38,818
TCL Technology Group Corp., Class A *	78,540	43,872
Tencent Music Entertainment Group, ADR *	18,038	115,082
Tian Di Science & Technology Co. Ltd., Class A	40,500	30,109
Tiande Chemical Holdings Ltd.	36,000	7,263
Tiangong International Co. Ltd.	100,000	32,563
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	19,292
Tianma Microelectronics Co. Ltd., Class A *	15,500	19,566
Tianneng Power International Ltd. @	74,000	70,117
Tianshan Aluminum Group Co. Ltd., Class A	18,200	16,321
Tianshui Huatian Technology Co. Ltd., Class A	35,100	43,154
Titan Wind Energy Suzhou Co. Ltd., Class A *	8,800	15,554
Tofflon Science & Technology Group Co. Ltd., Class A	3,500	9,090
Tomson Group Ltd.	1,275	267
	SHARES	VALUE†
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	$32,618
Tongdao Liepin Group *	18,400	16,448
TongFu Microelectronics Co. Ltd., Class A	10,100	26,508
Tongkun Group Co. Ltd., Class A *	11,100	22,416
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	21,400
Tongyu Heavy Industry Co. Ltd., Class A	40,800	14,244
Topsec Technologies Group, Inc., Class A *	7,000	8,587
Transfar Zhilian Co. Ltd., Class A	27,553	19,654
Trip.com Group Ltd., ADR *	26,828	938,175
Uni-President China Holdings Ltd.	92,000	64,615
Unisplendour Corp. Ltd., Class A *	13,940	44,984
United Energy Group Ltd.	692,000	101,622
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,000	19,975
Victory Giant Technology Huizhou Co. Ltd., Class A	9,400	28,776
Vinda International Holdings Ltd.	21,000	50,469
Vipshop Holdings Ltd., ADR *	31,293	501,001
Viva Biotech Holdings *±	27,000	4,344
Wangsu Science & Technology Co. Ltd., Class A	20,900	19,114
Wanxiang Qianchao Co. Ltd., Class A	42,900	30,542
Wasion Holdings Ltd.	48,000	17,837
Wasu Media Holding Co. Ltd., Class A	20,700	21,765
Weibo Corp., ADR	2,074	26,008
Weichai Power Co. Ltd., H Shares	151,000	205,551
Weifu High-Technology Group Co. Ltd., Class A	5,600	12,873
Wellhope Foods Co. Ltd., Class A	7,700	9,330
West China Cement Ltd.	198,000	18,458
Western Securities Co. Ltd., Class A	22,600	20,422
Wharf Holdings Ltd. (The) @	70,000	175,560
Wingtech Technology Co. Ltd., Class A *	3,900	23,307
Wolong Electric Group Co. Ltd., Class A	11,600	19,106
Wuchan Zhongda Group Co. Ltd., Class A	29,100	18,885
Wuhu Token Science Co. Ltd., Class A	16,000	13,472
Wushang Group Co. Ltd., Class A	12,600	15,940
Wuxi Taiji Industry Co. Ltd., Class A *	14,900	13,280
XCMG Construction Machinery Co. Ltd., Class A	47,400	41,338
Xiamen C & D, Inc., Class A	17,600	23,903
Xiamen ITG Group Corp. Ltd., Class A	17,300	18,664
Xiamen Tungsten Co. Ltd., Class A	7,300	17,140
Xiamen Xiangyu Co. Ltd., Class A	22,200	20,698
Xiaomi Corp., Class B *±	552,400	870,471
Xinfengming Group Co. Ltd., Class A *	4,000	7,201
Xingda International Holdings Ltd.	81,992	14,658
Xinhu Zhongbao Co. Ltd., Class A	44,900	15,184
Xinhua Winshare Publishing and Media Co. Ltd., Class H	36,000	28,364
Xinjiang Tianshan Cement Co. Ltd., Class A	4,500	4,793
Xinjiang Zhongtai Chemical Co. Ltd., Class A	14,500	13,559
Xinte Energy Co. Ltd., Class H *@	22,800	45,012
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	10,234
Xinyi Energy Holdings Ltd.	141,138	30,099
Xinyu Iron & Steel Co. Ltd., Class A	27,300	15,324
XPeng, Inc., Class A *@	12,500	111,656
Xuji Electric Co. Ltd., Class A	9,300	24,689
Yankuang Energy Group Co. Ltd., Class H @	179,000	338,299
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	15,005

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	$31,872
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares *±	25,600	21,837
Yifan Pharmaceutical Co. Ltd., Class A *	7,200	13,515
Yintai Gold Co. Ltd., Class A	19,400	37,796
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	8,890
Yonfer Agricultural Technology Co. Ltd., Class A	6,900	10,080
YongXing Special Materials Technology Co. Ltd., Class A	2,400	14,924
Youngor Group Co. Ltd., Class A	11,500	11,194
YTO Express Group Co. Ltd., Class A	21,200	43,625
Yunda Holding Co. Ltd., Class A	16,500	22,274
Yunnan Aluminium Co. Ltd., Class A	18,200	37,626
Yunnan Baiyao Group Co. Ltd., Class A	5,460	39,843
Yunnan Copper Co. Ltd., Class A	8,100	13,053
Yunnan Tin Co. Ltd., Class A	14,600	28,644
Zhefu Holding Group Co. Ltd., Class A	16,400	8,712
Zhejiang Century Huatong Group Co. Ltd., Class A *	39,280	25,975
Zhejiang China Commodities City Group Co. Ltd., Class A	30,700	37,996
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	41,771
Zhejiang Crystal-Optech Co. Ltd., Class A	12,400	18,946
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	60,065
Zhejiang Hailiang Co. Ltd., Class A	19,700	31,745
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	12,700	14,953
Zhejiang Huace Film & Television Co. Ltd., Class A	30,500	24,094
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	9,000	10,276
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	4,400	11,626
Zhejiang Juhua Co. Ltd., Class A	7,900	16,462
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	24,548
Zhejiang Medicine Co. Ltd., Class A	10,400	15,905
Zhejiang NHU Co. Ltd., Class A	12,240	27,215
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	8,968
Zhejiang Runtu Co. Ltd., Class A	19,400	18,646
Zhejiang Semir Garment Co. Ltd., Class A	21,700	18,271
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	24,800	18,199
Zhejiang Wanliyang Co. Ltd., Class A *	11,400	13,454
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	20,776
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	21,400	20,878
Zhongjin Gold Corp. Ltd., Class A	32,000	47,930
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	16,018
Zhongsheng Group Holdings Ltd.	62,500	175,984
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	15,215
	SHARES	VALUE†
Zhuzhou CRRC Times Electric Co. Ltd., Class H	23,200	$80,287
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	11,788
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	85,800	46,675
		52,749,154
Colombia — 0.1%
Almacenes Exito SA BDR *	20,555	56,923
Bancolombia SA	5,606	42,333
Bancolombia SA, ADR @	1,030	27,480
CEMEX Latam Holdings SA *§	13,000	8,106
Corp. Financiera Colombiana SA	2,308	7,778
Grupo Argos SA	22,537	51,647
		194,267
Czech Republic — 0.1%
CEZ A/S	959	40,732
Komercni Banka, A/S	5,768	167,992
Moneta Money Bank AS ±	17,580	63,850
		272,574
Greece — 0.5%
Alpha Services & Holdings SA *	127,150	169,179
Bank of Greece	859	14,485
Eurobank Ergasias Services & Holdings SA, Class A *	168,065	259,245
Fourlis Holdings SA	3,046	14,025
Helleniq Energy Holdings SA	5,260	41,208
Motor Oil Hellas Corinth Refineries SA	4,222	106,861
Mytilineos SA	743	27,400
National Bank of Greece SA *	30,271	170,902
Piraeus Financial Holdings SA *	18,469	54,869
		858,174
Hong Kong — 0.3%
Alibaba Pictures Group Ltd. *@	910,000	72,047
BOC Aviation Ltd. ±	8,900	62,111
China Zhongwang Holdings Ltd. @*§	154,000	—
Comba Telecom Systems Holdings Ltd.	192,000	25,009
CTEG @*§	98,000	—
Jinmao Property Services Co. Ltd.	6,646	1,935
Lumena New Materials *§	5,599	—
Orient Overseas International Ltd. @	7,000	93,411
Sino Biopharmaceutical Ltd.	234,000	84,564
Vnet Group, Inc., ADR *@	9,629	30,139
Yuexiu Property Co. Ltd.	135,006	155,678
		524,894
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	337,899
OTP Bank Nyrt	656	23,689
		361,588
India — 19.2%
ACC Ltd.	5,493	132,957
Aditya Birla Capital Ltd. *	44,000	95,348
Advanced Enzyme Technologies Ltd.	3,035	11,768
Ahluwalia Contracts India Ltd.	1,765	14,963
Alembic Pharmaceuticals Ltd.	5,197	49,075
Allcargo Logistics Ltd.	4,985	16,316
Allcargo Terminals Ltd.	4,985	2,053
Amara Raja Batteries Ltd.	8,020	61,521
Ambuja Cements Ltd.	36,667	187,549

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Apar Industries Ltd.	1,462	$96,655
Apollo Tyres Ltd.	31,532	140,077
Arvind Ltd.	13,452	28,106
Aster DM Healthcare Ltd. *±	9,764	38,754
Aurobindo Pharma Ltd.	25,561	282,263
Avanti Feeds Ltd.	2,210	11,771
Axis Bank Ltd.	133,355	1,665,066
Axis Bank Ltd., GDR	12,180	763,686
Bajaj Consumer Care Ltd.	10,520	28,453
Bajaj Holdings & Investment Ltd.	2,428	207,782
Balrampur Chini Mills Ltd.	14,783	77,786
Bandhan Bank Ltd. ±	42,966	129,998
Bank of Baroda	74,524	192,051
Bank of India	26,524	34,768
Bharat Electronics Ltd.	226,132	375,519
Bharat Heavy Electricals Ltd.	96,730	152,711
Birla Corp. Ltd.	3,237	48,102
Birlasoft Ltd.	1,959	11,418
Bombay Burmah Trading Co.	684	10,318
Camlin Fine Sciences Ltd. *	4,352	8,569
Can Fin Homes Ltd.	2,104	19,384
Canara Bank	25,786	117,035
Ceat Ltd.	3,536	90,558
Central Bank of India Ltd. *	45,284	27,948
Century Textiles & Industries Ltd.	3,788	51,318
Chambal Fertilizers and Chemicals Ltd.	14,403	48,079
Cholamandalam Financial Holdings Ltd.	8,070	112,632
CIE Automotive India Ltd.	6,907	39,958
Cipla Ltd.	32,099	459,599
City Union Bank Ltd.	30,829	47,037
Cochin Shipyard Ltd. ±	3,997	52,224
Container Corp. Of India Ltd.	7,508	64,767
Cosmo First Ltd.	1,201	9,950
CSB Bank Ltd. *	3,753	15,185
Cyient Ltd.	6,750	137,859
Dalmia Bharat Ltd.	5,315	153,684
DCB Bank Ltd.	19,962	30,036
DCM Shriram Ltd.	2,904	37,978
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	35,334
DLF Ltd.	37,826	241,875
eClerx Services Ltd.	1,477	32,329
EID Parry India Ltd.	7,288	45,777
Electrosteel Castings Ltd.	23,821	20,568
Engineers India Ltd.	18,093	32,115
EPL Ltd.	5,342	11,985
Equitas Small Finance Bank Ltd. ±	16,074	17,344
Exide Industries Ltd.	26,178	82,372
FDC Ltd. *	3,013	13,936
Federal Bank Ltd.	161,831	286,864
Finolex Cables Ltd.	3,726	50,074
Finolex Industries Ltd.	15,431	41,671
Firstsource Solutions Ltd.	20,730	41,577
Fortis Healthcare Ltd.	26,126	107,126
GAIL India Ltd.	260,433	391,083
Gateway Distriparks Ltd.	25,136	26,228
General Insurance Corp. of India ±	7,543	20,261
GHCL Ltd.	5,527	41,039
GHCL Textiles Ltd. *	5,527	5,351
Glenmark Pharmaceuticals Ltd.	12,966	133,468
Godawari Power and Ispat Ltd.	2,402	18,331
Godfrey Phillips India Ltd.	794	20,892
Godrej Industries Ltd. *	1,769	12,164
	SHARES	VALUE†
Granules India Ltd.	16,905	$72,279
Grasim Industries Ltd.	17,963	420,601
Great Eastern Shipping Co. Ltd. (The)	8,516	86,656
Gujarat Alkalies & Chemicals Ltd.	2,551	22,425
Gujarat Ambuja Exports Ltd.	4,383	18,436
Gujarat Mineral Development Corp. Ltd.	5,595	21,277
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,633	63,468
Gujarat Pipavav Port Ltd.	19,498	29,174
Gujarat State Fertilizers & Chemicals Ltd.	11,602	24,177
Gujarat State Petronet Ltd.	23,082	78,454
HDFC Bank Ltd.	98,376	1,807,620
HEG Ltd.	1,254	26,042
Hero MotoCorp Ltd.	9,748	358,560
HIL Ltd.	469	16,153
Himadri Speciality Chemical Ltd.	10,592	31,110
Hindalco Industries Ltd.	162,157	962,695
Hinduja Global Solutions Ltd.	1,090	13,201
Hindustan Aeronautics Ltd.	4,022	93,622
ICICI Bank Ltd., ADR	80,109	1,852,120
IDFC First Bank Ltd. *	140,953	162,100
IDFC Ltd.	76,058	117,831
IIFL Finance Ltd.	5,565	40,048
IIFL Securities Ltd.	25,376	26,433
India Cements Ltd. (The) *	14,192	39,889
Indiabulls Housing Finance Ltd.	31,451	70,105
Indian Bank	12,211	62,128
Indian Overseas Bank *	76,991	43,529
Indian Railway Finance Corp. Ltd. ±	47,733	44,030
Indus Towers Ltd. *	55,203	127,402
IndusInd Bank Ltd.	28,574	491,900
Infibeam Avenues Ltd.	77,058	16,471
Info Edge India Ltd.	2,802	140,874
IRCON International Ltd. ±	18,858	32,815
ISGEC Heavy Engineering Ltd.	1,061	9,287
Jindal Saw Ltd.	14,261	59,446
Jindal Stainless Ltd.	39,168	224,491
Jindal Steel & Power Ltd.	46,366	391,961
Jio Financial Services Ltd. *	206,554	574,582
JK Lakshmi Cement Ltd.	4,751	36,959
JK Paper Ltd.	10,798	51,128
JK Tyre & Industries Ltd.	10,161	34,078
JM Financial Ltd.	40,467	41,933
JSW Energy Ltd.	37,575	197,691
JSW Steel Ltd.	80,442	754,617
Jubilant Ingrevia Ltd.	2,745	15,867
Jubilant Pharmova Ltd.	9,690	50,999
Kalpataru Projects International Ltd.	5,415	41,407
Karnataka Bank Ltd. (The)	29,326	87,828
Karur Vysya Bank Ltd. (The)	36,209	58,538
Kaveri Seed Co. Ltd. *	2,043	14,798
KEC International Ltd.	9,194	73,704
KNR Constructions Ltd.	3,786	12,902
KRBL Ltd.	5,994	29,320
L&T Finance Holdings Ltd.	78,972	126,720
Larsen & Toubro Ltd.	15,615	569,006
Larsen & Toubro Ltd., GDR	33,937	1,231,913
LG Balakrishnan & Bros Ltd.	1,438	18,441
LIC Housing Finance Ltd.	24,147	134,720
LT Foods Ltd.	16,533	32,950
Lupin Ltd.	15,489	217,923
Maharashtra Seamless Ltd.	3,116	22,964
Mahindra & Mahindra Financial Services Ltd.	54,856	199,101
Mahindra & Mahindra Ltd.	63,982	1,198,681

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Mahindra & Mahindra Ltd., GDR	4,830	$91,045
Manappuram Finance Ltd.	34,315	62,067
Meghmani Organics Ltd.	7,232	6,967
MOIL Ltd.	5,661	15,137
Motilal Oswal Financial Services Ltd.	1,768	18,704
MRF Ltd.	136	175,868
Muthoot Finance Ltd.	6,474	97,685
Natco Pharma Ltd.	1,319	13,844
National Aluminium Co. Ltd.	39,968	46,759
Nava Ltd.	6,116	33,364
NCC Ltd.	30,074	56,116
NESCO Ltd.	965	7,966
NIIT Learning Systems Ltd. *	2,427	12,306
NIIT Ltd. *	2,427	3,573
Nilkamal Ltd.	322	8,822
NMDC Ltd.	47,585	84,866
NMDC Steel Ltd. *	47,585	29,540
NOCIL Ltd.	7,374	20,273
Oberoi Realty Ltd.	9,011	124,681
Orient Cement Ltd.	6,133	13,179
PCBL Ltd.	11,386	23,035
Petronet LNG Ltd.	67,706	196,087
Piramal Enterprises Ltd.	5,901	74,504
Piramal Pharma Ltd. *	29,025	35,652
PNB Housing Finance Ltd. *±	6,492	53,982
PNC Infratech Ltd.	4,201	18,485
Polyplex Corp. Ltd.	1,545	21,601
Power Finance Corp. Ltd.	97,509	296,668
Power Finance Corp. Ltd. *<>	24,377	74,167
Prestige Estates Projects Ltd.	14,610	106,090
PTC India Ltd.	17,788	28,490
Punjab National Bank	115,447	111,566
Quess Corp. Ltd. ±	2,433	12,241
Rain Industries Ltd.	17,328	34,086
Rajesh Exports Ltd. *	7,411	44,770
Rallis India Ltd.	3,389	8,530
Ramco Cements Ltd. (The)	8,242	90,815
Rashtriya Chemicals & Fertilizers Ltd.	16,695	25,412
Raymond Ltd.	3,276	71,089
RBL Bank Ltd. ±	23,414	71,109
REC Ltd.	124,810	432,785
Redington Ltd.	57,900	107,724
Reliance Industries Ltd.	206,554	5,825,536
Reliance Power Ltd. *	223,846	52,160
RITES Ltd.	2,755	16,314
Samvardhana Motherson International Ltd.	65,061	75,136
Shipping Corp. of India Ltd.	14,166	24,855
Shipping Corp. of India Ltd., Spin-off Shares *§	14,166	1,730
Shriram Finance Ltd.	20,316	469,727
Sobha Ltd.	6,105	51,543
South Indian Bank Ltd. (The)	66,795	21,919
Star Cement Ltd. *	7,280	13,369
State Bank of India	69,305	499,332
State Bank of India, GDR	8,728	630,162
Steel Authority of India Ltd.	89,762	101,500
Strides Pharma Science Ltd.	5,470	33,525
Sun Pharmaceutical Industries Ltd.	32,247	450,282
Sun TV Network Ltd.	5,489	40,321
	SHARES	VALUE†
Sunteck Realty Ltd. *	5,951	$32,248
Surya Roshni Ltd.	773	9,134
Tata Chemicals Ltd.	12,988	161,566
Tata Coffee Ltd.	1,997	6,168
Tata Consumer Products Ltd.	9,028	95,399
Tata Steel Ltd.	430,140	668,458
Tata Steel Ltd., GDR	6,923	106,268
Techno Electric & Engineering Co. Ltd.	2,836	17,243
Thirumalai Chemicals Ltd.	4,154	10,750
TransIndia Real Estate Ltd. *	4,985	2,626
Tube Investments of India Ltd.	732	26,312
TV18 Broadcast Ltd. *	55,772	29,417
TVS Holdings Ltd.	221	14,704
Uflex Ltd.	3,166	17,601
Union Bank of India Ltd.	36,541	46,776
UPL Ltd.	40,601	301,472
Usha Martin Ltd.	14,837	61,641
UTI Asset Management Co. Ltd.	947	8,964
VA Tech Wabag Ltd. *	2,558	14,201
Vardhman Textiles Ltd.	8,165	36,675
Varroc Engineering Ltd. *±	3,632	21,344
Vedanta Ltd.	58,464	156,754
Venky’s India Ltd.	673	15,864
Voltamp Transformers Ltd.	408	21,987
Welspun Corp. Ltd.	11,246	53,020
Welspun India Ltd.	30,613	44,699
West Coast Paper Mills Ltd.	3,247	27,603
Wipro Ltd.	41,058	200,985
Wipro Ltd., ADR @	54,311	262,865
Wockhardt Ltd. *	5,344	15,184
Yes Bank Ltd. *	193,770	40,251
Zee Entertainment Enterprises Ltd. *	70,032	222,726
Zensar Technologies Ltd.	5,610	35,062
Zydus Lifesciences Ltd.	13,699	101,702
Zydus Wellness Ltd.	1,266	23,798
		36,128,506
Indonesia — 2.1%
Ace Hardware Indonesia Tbk PT	625,900	30,374
Adaro Energy Indonesia Tbk PT	1,752,200	323,117
AKR Corporindo Tbk PT	566,700	56,652
Aneka Tambang Tbk	600,600	70,533
Astra Agro Lestari Tbk PT	61,744	29,963
Astra International Tbk PT	1,623,600	653,957
Astra Otoparts Tbk PT	19,600	4,033
Bank Mandiri Persero Tbk PT	728,600	284,038
Bank Maybank Indonesia Tbk PT	568,800	9,790
Bank Negara Indonesia Persero Tbk PT	458,466	306,287
Bank OCBC Nisp Tbk PT	223,000	15,728
Bank Pan Indonesia Tbk PT *	399,700	32,328
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	173,300	13,119
Bank Pembangunan Daerah Jawa Timur Tbk PT	403,000	16,558
Bank Tabungan Negara Persero Tbk PT	537,509	42,430
BISI International Tbk PT	94,000	9,975
Buana Lintas Lautan Tbk PT *	1,041,300	4,986
Bukalapak.com PT Tbk *	1,731,500	24,424
Bukit Asam Tbk PT	339,600	61,526
Bumi Resources Tbk PT *	3,292,800	29,189
Bumi Serpong Damai Tbk PT *	435,700	28,755

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Ciputra Development Tbk PT	924,577	$61,020
Elang Mahkota Teknologi Tbk PT	999,500	37,833
Erajaya Swasembada Tbk PT	1,042,500	30,489
GoTo Gojek Tokopedia Tbk PT *	1,981,100	10,896
Gudang Garam Tbk PT	38,200	60,804
Hanson International Tbk PT *§	5,335,700	—
Harum Energy Tbk PT	170,700	20,820
Indah Kiat Pulp & Paper Tbk PT	294,700	211,658
Indika Energy Tbk PT	180,500	25,694
Indo Tambangraya Megah Tbk PT	52,800	98,989
Indocement Tunggal Prakarsa Tbk PT	78,800	50,732
Indofood Sukses Makmur Tbk PT	407,500	174,680
Japfa Comfeed Indonesia Tbk PT	567,600	47,193
Medco Energi Internasional Tbk PT	1,095,352	114,106
Media Nusantara Citra Tbk PT	629,000	19,780
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	82,523
Pakuwon Jati Tbk PT	433,100	12,274
Panin Financial Tbk PT *	1,207,600	22,816
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	296,500	19,472
Samudera Indonesia Tbk PT	670,500	15,358
Sawit Sumbermas Sarana Tbk PT	240,200	18,417
Semen Indonesia Persero Tbk PT	278,124	115,622
Sri Rejeki Isman Tbk PT *§	996,900	—
Summarecon Agung Tbk PT	932,100	34,678
Surya Citra Media Tbk PT	1,943,100	19,865
Surya Esa Perkasa Tbk PT	324,100	16,672
Triputra Agro Persada PT	418,500	15,570
Tunas Baru Lampung Tbk PT	363,085	20,439
United Tractors Tbk PT	182,800	334,138
Vale Indonesia Tbk PT	184,400	67,412
XL Axiata Tbk PT	522,966	80,534
		3,888,246
Korea — 12.6%
Amorepacific Corp.	432	39,057
AMOREPACIFIC Group	1,396	31,502
Ananti, Inc. *	3,670	20,044
Asia Paper Manufacturing Co. Ltd.	567	16,135
Binggrae Co. Ltd.	417	17,213
BNK Financial Group, Inc.	20,319	103,146
Boryung	1,586	11,871
CJ CheilJedang Corp.	860	195,657
CJ Corp.	1,381	91,903
CJ ENM Co. Ltd. *	1,200	50,689
CJ Logistics Corp.	649	38,861
Dae Won Kang Up Co. Ltd.	4,223	17,025
Daesang Corp.	2,426	33,602
Daewoo Engineering & Construction Co. Ltd. *	18,960	59,083
Daewoong Co. Ltd.	1,602	18,568
Daishin Securities Co. Ltd.	3,671	39,610
Daou Data Corp.	1,785	16,919
Daou Technology, Inc.	2,149	27,790
DB Insurance Co. Ltd.	3,376	223,666
DB, Inc. *	6,843	9,001
DGB Financial Group, Inc.	18,216	106,240
DI Dong Il Corp.	1,505	30,783
DL E&C Co. Ltd.	3,846	88,782
DL Holdings Co. Ltd.	1,534	48,314
Dong-A Socio Holdings Co., Ltd.	287	21,418
Dong-A ST Co. Ltd.	237	10,538
Dongkuk CM Co. Ltd. *	2,159	12,080
	SHARES	VALUE†
Dongkuk Holdings Co. Ltd.	1,150	$9,076
Dongkuk Steel Mill Co. Ltd. *	3,583	29,553
Dongwha Pharm Co. Ltd.	736	5,345
Dongwon F&B Co. Ltd.	640	14,727
Dongwon Industries Co. Ltd.	715	16,426
Doosan Bobcat, Inc.	4,635	175,178
Doosan Co. Ltd.	376	31,570
DoubleUGames Co. Ltd.	504	14,940
E-MART, Inc.	1,350	70,431
ENF Technology Co. Ltd.	555	8,098
Eugene Corp.	5,295	13,616
Eugene Investment & Securities Co. Ltd.	8,694	24,257
Fila Holdings Corp.	3,191	85,368
Green Cross Corp.	247	19,897
GS Engineering & Construction Corp.	2,015	20,950
GS Holdings Corp.	4,562	134,892
GS Retail Co. Ltd.	3,803	66,653
Hana Financial Group, Inc.	22,264	700,390
Handsome Co. Ltd.	1,312	18,104
Hanil Holdings Co. Ltd.	1,021	8,406
Hanjin Kal Corp.	418	13,119
Hankook Tire & Technology Co. Ltd.	5,220	153,188
Hansol Paper Co. Ltd.	2,232	17,285
Hansol Technics Co. Ltd.	1,664	7,645
Hanwha Corp.	3,458	61,375
Hanwha Galleria Corp. *	4,602	3,874
Hanwha Investment & Securities Co. Ltd. *	13,449	23,820
Hanwha Life Insurance Co. Ltd. *	20,246	42,836
Hanwha Solutions Corp. *	6,250	137,793
Hanwha Systems Co. Ltd.	1,328	12,075
Harim Holdings Co. Ltd.	2,243	11,702
HD Hyundai Co. Ltd.	3,291	161,697
HD Hyundai Construction Equipment Co. Ltd.	1,558	84,285
HD Hyundai Energy Solutions Co. Ltd.	362	7,109
HD Hyundai Infracore Co. Ltd.	7,764	60,989
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	2,470	203,179
HDC Holdings Co. Ltd.	2,781	13,025
HDC Hyundai Development Co.-Engineering & Construction	2,554	19,343
HL Holdings Corp.	389	10,147
HL Mando Co. Ltd.	2,866	89,204
HMM Co. Ltd.	22,647	272,892
Hy-Lok Corp.	918	18,538
Hyosung Corp.	657	30,138
Hyosung Heavy Industries Corp. *	306	38,550
Hyundai Department Store Co. Ltd.	867	40,863
Hyundai Engineering & Construction Co. Ltd.	4,831	129,779
Hyundai GF Holdings	3,524	8,971
Hyundai Glovis Co. Ltd.	1,581	216,049
Hyundai Green Food *	1,871	15,585
Hyundai Home Shopping Network Corp.	716	22,179
Hyundai Marine & Fire Insurance Co. Ltd.	4,572	109,946
Hyundai Mobis Co. Ltd.	3,389	604,013
Hyundai Motor Co.	10,966	1,552,988
Hyundai Steel Co.	5,647	159,233
Hyundai Wia Corp.	941	44,421
Industrial Bank of Korea	20,136	167,278
Innocean Worldwide, Inc.	407	13,271
INTOPS Co. Ltd.	1,491	30,386
IS Dongseo Co. Ltd. *	1,027	21,843
JB Financial Group Co. Ltd.	11,834	87,347
KB Financial Group, Inc., ADR	24,215	995,479

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
KC Tech Co. Ltd.	463	$7,463
KCC Corp.	293	53,523
KCC Glass Corp.	444	13,474
KG Eco Technology Service Co. Ltd.	1,719	15,745
Kia Corp.	23,059	1,390,991
KISWIRE Ltd.	1,165	17,958
KIWOOM Securities Co. Ltd.	1,398	97,800
Kolon Industries, Inc.	1,930	65,435
Korea Asset In Trust Co. Ltd.	5,452	12,707
Korea Circuit Co. Ltd. *	737	8,040
Korea Electric Terminal Co. Ltd.	682	25,776
Korea Investment Holdings Co. Ltd.	2,704	106,405
Korea Line Corp. *	16,631	21,926
Korea Petrochemical Ind Co. Ltd.	144	14,556
Korea Real Estate Investment & Trust Co. Ltd.	10,376	9,281
Korea Zinc Co. Ltd.	457	171,367
Korean Air Lines Co. Ltd.	13,791	222,287
Korean Reinsurance Co.	10,794	65,913
Kumho Petrochemical Co. Ltd.	1,237	122,930
Kumho Tire Co., Inc. *	3,713	12,671
Kwang Dong Pharmaceutical Co. Ltd.	5,019	22,131
LF Corp.	1,623	17,175
LG Corp.	5,347	332,058
LG Display Co. Ltd. *	12,166	118,198
LG Display Co. Ltd., ADR *@	11,299	55,139
LG Electronics, Inc.	10,373	775,630
LG HelloVision Co. Ltd.	4,225	11,835
LG Uplus Corp.	19,185	147,293
Lotte Chemical Corp.	1,267	128,728
Lotte Chilsung Beverage Co. Ltd.	290	26,928
Lotte Corp.	1,582	29,837
LOTTE Fine Chemical Co. Ltd.	1,517	65,766
Lotte Shopping Co. Ltd.	641	33,964
Lotte Wellfood Co. Ltd.	167	13,514
LS Corp.	1,155	86,963
LX Hausys Ltd.	728	24,709
LX Holdings Corp.	2,593	14,412
LX International Corp.	3,459	73,184
Meritz Financial Group, Inc.	4,221	172,669
Mirae Asset Life Insurance Co. Ltd. *	5,257	18,369
Mirae Asset Securities Co. Ltd.	23,824	113,876
MK Electron Co. Ltd.	1,843	16,676
Netmarble Corp. *±	1,028	32,073
Nexen Tire Corp.	5,151	29,775
NH Investment & Securities Co. Ltd.	10,116	76,616
NHN Corp. *	2,376	40,058
NongShim Co. Ltd.	178	62,394
OCI Co. Ltd. *	450	40,651
OCI Holdings Co. Ltd.	995	71,893
Orion Holdings Corp.	2,572	29,124
Ottogi Corp.	131	35,434
Pan Ocean Co. Ltd.	22,750	83,622
Partron Co. Ltd.	1,897	11,078
Poongsan Corp.	1,950	48,844
POSCO Holdings, Inc.	1,386	549,511
POSCO Holdings, Inc., ADR @	12,275	1,258,187
Posco International Corp.	3,288	173,976
S-Oil Corp.	3,801	223,091
	SHARES	VALUE†
Samsung C&T Corp.	4,028	$321,189
Samsung Card Co. Ltd.	2,083	47,004
Samsung Electronics Co. Ltd.	9,536	483,372
Samsung Electronics Co. Ltd., GDR	1,178	1,484,280
Samsung Fire & Marine Insurance Co. Ltd.	2,717	524,513
Samsung Life Insurance Co. Ltd.	4,057	211,358
Samsung SDS Co. Ltd.	1,615	161,811
Samsung Securities Co. Ltd.	4,720	128,546
Samyang Holdings Corp.	409	21,156
Sangsangin Co. Ltd. *	375	1,333
SD Biosensor, Inc.	2,641	22,253
SeAH Steel Holdings Corp.	235	37,965
Sebang Global Battery Co. Ltd.	697	30,527
Seegene, Inc.	2,156	34,112
Seojin System Co. Ltd. *	932	10,823
Seoul Semiconductor Co. Ltd.	2,206	17,214
SGC Energy Co. Ltd.	395	7,523
Shinhan Financial Group Co. Ltd.	23,813	628,237
Shinhan Financial Group Co. Ltd., ADR	5,343	141,536
Shinsegae International, Inc.	1,209	16,781
Shinsegae, Inc.	629	88,612
Shinyoung Securities Co. Ltd.	511	21,244
SK Chemicals Co. Ltd.	931	43,535
SK Discovery Co. Ltd.	1,247	37,750
SK Gas Ltd.	364	40,435
SK Hynix, Inc.	15,179	1,290,226
SK Innovation Co. Ltd. *	4,736	522,245
SK Networks Co. Ltd.	12,838	58,035
SK Securities Co. Ltd.	36,346	16,538
SK, Inc.	2,700	292,530
SL Corp.	1,820	43,969
SNT Motiv Co. Ltd.	1,086	35,089
Songwon Industrial Co. Ltd.	1,925	24,936
Sung Kwang Bend Co. Ltd.	2,237	24,320
Sungwoo Hitech Co. Ltd.	3,959	26,963
Taeyoung Engineering & Construction Co. Ltd.	2,546	6,698
TYM Corp.	3,499	14,884
Unid Btplus Co. Ltd. *	802	4,743
Unid Co. Ltd.	511	23,327
Webzen, Inc.	2,781	27,534
Woori Financial Group, Inc.	45,228	410,920
Youngone Corp.	2,083	74,635
Youngone Holdings Co. Ltd.	787	46,949
Yuanta Securities Korea Co. Ltd.	11,552	21,488
Zinus, Inc.	1,011	16,633
		23,628,213
Malaysia — 1.5%
Alliance Bank Malaysia Bhd	93,200	67,092
AMMB Holdings Bhd	154,687	121,898
Bank Islam Malaysia Bhd	33,500	15,269
Batu Kawan Bhd	16,500	70,565
Boustead Plantations Bhd	55,720	17,326
Bumi Armada Bhd *	264,700	31,852
CIMB Group Holdings Bhd	502,873	581,567
DRB-Hicom Bhd	119,100	36,273
Gamuda Bhd	129,608	122,286
Genting Bhd	144,900	128,690
Genting Malaysia Bhd	182,600	97,226
Genting Plantations Bhd	7,100	8,166

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Hibiscus Petroleum Bhd	140,200	$33,742
Hong Leong Financial Group Bhd	17,621	66,427
IJM Corp. Bhd	250,560	99,258
IOI Properties Group Bhd	50,050	17,695
Kossan Rubber Industries Bhd	16,400	4,611
Magnum Bhd	86,961	20,744
Mah Sing Group Bhd	205,885	39,465
Malayan Banking Bhd	103,743	194,218
Malaysia Building Society Bhd	205,001	31,873
Matrix Concepts Holdings Bhd	64,200	20,373
Mega First Corp. Bhd	12,800	9,269
MISC Bhd	80,820	121,869
MKH Bhd	36,950	11,017
Oriental Holdings Bhd	25,760	34,948
OSK Holdings Bhd	74,455	19,346
PPB Group Bhd	37,500	123,636
RHB Bank Bhd	156,680	181,199
Sarawak Oil Palms Bhd	30,750	16,831
Sime Darby Bhd	293,600	138,194
Sime Darby Property Bhd	308,000	45,591
SP Setia Bhd Group	143,480	31,475
Sunway Bhd	97,497	40,907
Ta Ann Holdings Bhd	12,260	8,800
Top Glove Corp. Bhd *	84,400	13,931
United Malacca Bhd	14,600	15,859
UOA Development Bhd	18,187	6,546
Yinson Holdings Bhd	96,880	51,171
YTL Corp. Bhd	416,943	134,978
		2,832,183
Mexico — 2.8%
ALEATICA SAB de CV *	17,691	37,255
Alfa SAB de CV, Class A	260,453	169,774
Alpek SAB de CV	27,384	23,460
Banco del Bajio SA ±	38,716	121,319
Cemex SAB de CV *	605,139	394,109
Cemex SAB de CV, ADR *	2,361	15,346
Consorcio ARA SAB de CV	72,788	14,827
Controladora AXTEL SAB DE CV *	260,453	3,288
Corp. Actinver SAB de CV	15,700	13,153
El Puerto de Liverpool SAB de CV, Series C1	11,951	62,555
Fomento Economico Mexicano SAB de CV	56,916	620,450
Genomma Lab Internacional SAB de CV, Series B	44,530	34,239
Gentera SAB de CV	106,289	124,723
Grupo Carso SAB de CV, Series A1	20,689	150,210
Grupo Comercial Chedraui SA de CV	18,270	106,952
Grupo Financiero Banorte SAB de CV, Class O	139,874	1,172,365
Grupo Financiero Inbursa SAB de CV, Class O *	102,758	202,008
Grupo Hotelero Santa Fe SAB de CV *	22,600	5,252
Grupo Mexico SAB de CV, Series B	204,503	966,453
Grupo Traxion SAB de CV *±	16,500	27,968
Industrias CH SAB de CV, Series B *	23,916	264,294
Industrias Penoles SAB de CV *	9,977	117,434
La Comer SAB de CV	31,617	66,255
Megacable Holdings SAB de CV	50,763	112,143
Minera Frisco SAB de CV, Class A1 *	52,254	7,166
Nemak SAB de CV *±	122,975	23,780
Orbia Advance Corp. SAB de CV	75,251	156,223
	SHARES	VALUE†
Organizacion Soriana SAB de CV, Class B *	57,868	$105,260
Promotora y Operadora de Infraestructura SAB de CV	13,054	116,304
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	9,587
Regional SAB de CV	3,006	21,554
		5,265,706
Philippines — 0.7%
ACEN Corp.	28,237	2,451
Alliance Global Group, Inc.	253,300	55,159
Ayala Corp.	10,620	117,132
Ayala Land, Inc.	38,300	19,937
Bank of the Philippine Islands	28,578	56,574
BDO Unibank, Inc.	113,780	285,375
Belle Corp.	176,000	3,857
China Banking Corp.	74,676	40,060
Cosco Capital, Inc.	257,000	22,486
DMCI Holdings, Inc.	385,900	71,074
Filinvest Land, Inc.	1,435,000	16,233
First Philippine Holdings Corp.	26,510	29,122
GT Capital Holdings, Inc.	3,472	34,980
JG Summit Holdings, Inc.	178,383	120,129
LT Group, Inc.	132,300	21,046
Megaworld Corp.	1,004,700	35,872
Metropolitan Bank & Trust Co.	133,237	127,171
Puregold Price Club, Inc.	55,500	28,350
Rizal Commercial Banking Corp.	47,790	19,808
Robinsons Land Corp.	247,455	66,395
Robinsons Retail Holdings, Inc.	31,610	26,092
San Miguel Corp.	41,650	77,740
Security Bank Corp.	37,690	53,261
Top Frontier Investment Holdings, Inc. *	4,630	9,084
Union Bank of the Philippines	42,739	48,725
		1,388,113
Poland — 0.9%
AB SA	845	11,992
Alior Bank SA *	7,253	86,000
Amica SA *	306	4,847
Asseco Poland SA	5,651	92,746
Cognor Holding SA	5,564	9,030
Cyfrowy Polsat SA *	17,146	47,431
Develia SA	16,364	16,500
Echo Investment SA	1,732	1,721
Enea SA *	23,584	39,409
Jastrzebska Spolka Weglowa SA *	4,372	44,054
KGHM Polska Miedz SA	9,866	252,824
Lubelski Wegiel Bogdanka SA	1,684	13,307
ORLEN SA	59,254	796,175
PGE Polska Grupa Energetyczna SA *	60,152	103,240
Tauron Polska Energia SA *	104,053	85,578
		1,604,854
Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR *§	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—
		—
Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	22,138
SIIC Environment Holdings Ltd.	67,000	10,010
		32,148

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa — 2.8%
Absa Group Ltd.	55,331	$510,914
Aeci Ltd.	11,902	71,033
African Rainbow Minerals Ltd.	9,314	83,672
Aspen Pharmacare Holdings Ltd. @	21,622	196,215
Astral Foods Ltd.	5,245	37,952
Barloworld Ltd.	20,449	93,790
DataTec Ltd.	23,107	43,874
Exxaro Resources Ltd. @	19,227	175,050
Foschini Group Ltd. (The)	25,848	135,003
Grindrod Ltd.	33,342	20,304
Harmony Gold Mining Co. Ltd.	14,397	54,003
Harmony Gold Mining Co. Ltd., ADR	30,759	115,654
Impala Platinum Holdings Ltd. @	74,519	389,091
Investec Ltd.	16,020	92,158
KAP Ltd. *	156,089	19,785
Lewis Group Ltd.	3,337	6,918
Life Healthcare Group Holdings Ltd.	95,918	102,637
Metair Investments Ltd. *	23,331	18,360
Momentum Metropolitan Holdings	100,980	105,387
Motus Holdings Ltd.	14,664	72,818
Mpact Ltd.	15,365	23,615
MTN Group Ltd.	22,966	136,883
Nedbank Group Ltd.	28,026	299,492
Netcare Ltd.	47,898	34,152
Oceana Group Ltd.	7,336	29,253
Old Mutual Ltd.	313,640	199,775
Omnia Holdings Ltd.	16,030	47,699
Pepkor Holdings Ltd. ±	139,829	127,394
Raubex Group Ltd.	16,897	25,211
Reunert Ltd.	14,953	47,512
Sappi Ltd. @	46,866	109,011
Sasol Ltd.	43,988	606,417
Sasol Ltd., ADR	3,934	53,778
Sibanye Stillwater Ltd.	202,105	312,010
Sibanye Stillwater Ltd., ADR @	1,610	9,934
SPAR Group Ltd. (The) @	9,466	58,135
Standard Bank Group Ltd.	60,990	591,805
Super Group Ltd.	41,508	72,520
Telkom SA SOC Ltd. *	28,405	34,865
Thungela Resources Ltd. @	7,105	65,163
Tiger Brands Ltd.	8,247	66,838
Zeda Ltd. *	20,449	12,528
		5,308,608
Taiwan — 17.1%
Acer, Inc.	187,884	211,279
Acter Group Corp. Ltd.	4,000	20,260
Advanced International Multitech Co. Ltd.	8,000	17,447
Altek Corp.	13,000	13,451
Ambassador Hotel (The)	20,000	31,908
AmTRAN Technology Co. Ltd. <>	74,301	27,506
Apex International Co. Ltd.	15,000	26,161
Arcadyan Technology Corp.	11,000	55,033
Ardentec Corp.	39,092	75,688
ASE Technology Holding Co. Ltd.	233,000	790,369
Asia Cement Corp.	158,269	194,891
Asia Optical Co., Inc.	5,000	9,758
Asia Pacific Telecom Co. Ltd. *	125,842	24,950
Asia Polymer Corp.	31,602	23,936
	SHARES	VALUE†
Asustek Computer, Inc.	47,000	$534,347
AUO Corp.	502,400	255,243
Bank of Kaohsiung Co. Ltd. *	47,740	17,747
Basso Industry Corp.	9,000	11,027
BES Engineering Corp.	40,000	13,445
Bioteque Corp.	3,000	9,851
Bizlink Holding, Inc.	3,029	25,335
Brighton-Best International Taiwan, Inc.	17,000	17,748
Capital Securities Corp.	184,437	83,418
Career Technology MFG. Co. Ltd.	20,400	13,745
Catcher Technology Co. Ltd.	43,000	243,103
Cathay Financial Holding Co. Ltd.	393,170	542,610
Cathay Real Estate Development Co. Ltd.	70,000	32,636
Chang Hwa Commercial Bank Ltd.	306,946	164,025
Chang Wah Electromaterials, Inc.	20,000	19,238
Cheng Loong Corp.	82,000	72,778
Cheng Shin Rubber Industry Co. Ltd.	131,000	172,473
Cheng Uei Precision Industry Co. Ltd.	44,543	56,437
Chia Hsin Cement Corp.	22,440	12,895
Chin-Poon Industrial Co. Ltd.	36,000	43,773
China Airlines Ltd.	278,111	182,648
China Bills Finance Corp.	89,000	39,564
China Chemical & Pharmaceutical Co. Ltd.	19,000	13,538
China Development Financial Holding Corp. *	1,154,559	422,044
China General Plastics Corp.	28,665	22,111
China Man-Made Fiber Corp. *	115,018	27,899
China Metal Products	31,000	34,092
China Motor Corp.	22,478	67,893
China Petrochemical Development Corp. *	389,871	113,288
China Steel Corp.	913,800	714,780
Chipbond Technology Corp.	42,000	88,735
ChipMOS Technologies, Inc.	28,897	33,480
Chun Yuan Steel Industry Co. Ltd.	30,000	15,753
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	93,245
Chunghwa Precision Test Tech Co. Ltd.	2,000	35,935
Clevo Co.	43,000	42,094
CMC Magnetics Corp. *	87,979	32,569
Compal Electronics, Inc.	288,000	273,899
Compeq Manufacturing Co. Ltd.	109,000	178,963
Concord Securities Co. Ltd. *	37,000	15,359
Continental Holdings Corp.	42,000	34,869
Coretronic Corp.	40,800	97,069
CTBC Financial Holding Co. Ltd.	1,475,280	1,119,696
CTCI Corp.	9,000	10,999
D-Link Corp.	50,640	31,532
DA CIN Construction Co. Ltd.	9,000	9,256
Da-Li Development Co. Ltd.	12,600	12,256
Darfon Electronics Corp.	17,000	22,724
Darwin Precisions Corp.	55,000	26,920
Depo Auto Parts Ind Co. Ltd.	12,000	49,813
Dyaco International, Inc.	8,114	8,647
Dynapack International Technology Corp.	7,000	17,413
Edom Technology Co. Ltd.	10,000	7,125
Elitegroup Computer Systems Co. Ltd.	35,877	32,953
Ennoconn Corp.	3,116	25,387
ENNOSTAR, Inc. *	36,414	49,521
Entie Commercial Bank Co. Ltd.	68,000	28,860
Eternal Materials Co., Ltd.	42,300	37,150
Eva Airways Corp.	241,478	222,548

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Everest Textile Co. Ltd. *	56,568	$13,406
Evergreen International Storage & Transport Corp.	54,000	47,759
Evergreen Marine Corp. Taiwan Ltd.	65,583	235,673
EVERGREEN Steel Corp.	13,000	28,593
Everlight Chemical Industrial Corp.	56,000	33,568
Everlight Electronics Co. Ltd.	40,000	58,116
Excelsior Medical Co. Ltd.	12,127	33,510
Far Eastern Department Stores Ltd.	85,220	62,304
Far Eastern International Bank	283,151	102,189
Far Eastern New Century Corp.	266,338	237,209
Farglory Land Development Co. Ltd.	26,721	47,845
Feng Hsin Steel Co. Ltd.	14,000	29,145
First Financial Holding Co. Ltd.	578,210	475,565
First Steamship Co. Ltd. *	103,240	26,993
Fitipower Integrated Technology, Inc.	2,600	22,311
FLEXium Interconnect, Inc.	24,000	65,427
Formosa Advanced Technologies Co. Ltd.	20,000	23,884
Formosa Chemicals & Fibre Corp.	176,000	335,311
Formosa Laboratories, Inc.	8,000	21,734
Formosa Petrochemical Corp.	41,000	102,371
Formosa Plastics Corp.	183,000	452,391
Formosa Taffeta Co. Ltd.	49,000	38,632
Formosan Rubber Group, Inc.	18,072	12,820
Formosan Union Chemical	48,179	31,567
Foxconn Technology Co. Ltd.	58,127	103,900
Foxsemicon Integrated Technology, Inc.	1,000	5,747
FSP Technology, Inc.	8,000	12,292
Fu Hua Innovation Co. Ltd.	19,740	17,336
Fubon Financial Holding Co. Ltd.	493,217	927,441
Fulltech Fiber Glass Corp.	32,893	16,813
Fusheng Precision Co. Ltd.	2,000	12,608
G Shank Enterprise Co. Ltd.	10,000	15,179
Gamania Digital Entertainment Co. Ltd.	6,000	12,286
Gemtek Technology Corp.	47,000	53,071
General Interface Solution Holding Ltd.	24,000	43,865
Getac Holdings Corp.	21,000	50,482
Giantplus Technology Co. Ltd.	37,000	15,015
Gigabyte Technology Co., Ltd.	26,000	226,731
Global Brands Manufacture Ltd.	10,000	19,207
Global PMX Co. Ltd.	2,000	8,426
Gloria Material Technology Corp.	34,392	48,423
Goldsun Building Materials Co. Ltd.	82,973	64,388
Grand Pacific Petrochemical	102,000	52,611
Great Wall Enterprise Co. Ltd.	31,330	52,216
Greatek Electronics, Inc.	16,000	27,459
Hannstar Board Corp.	38,929	71,634
HannStar Display Corp. *	35,000	12,577
HannsTouch Holdings Co. *	32,279	9,420
Hey Song Corp.	18,750	22,246
Highwealth Construction Corp.	57,966	70,840
Ho Tung Chemical Corp.	108,688	28,114
Holy Stone Enterprise Co., Ltd.	10,500	31,844
Hon Hai Precision Industry Co. Ltd.	800,068	2,577,627
Hong Pu Real Estate Development Co. Ltd.	20,000	16,481
Hong TAI Electric Industrial	13,000	11,095
Hota Industrial Manufacturing Co. Ltd.	5,000	9,898
Hsin Kuang Steel Co. Ltd.	13,000	18,827
Hua Nan Financial Holdings Co. Ltd.	496,337	315,203
Huaku Development Co. Ltd.	7,000	19,473
Huang Hsiang Construction Corp.	8,000	9,690
Hung Ching Development & Construction Co. Ltd.	20,000	14,064
	SHARES	VALUE†
Hung Sheng Construction Ltd.	50,688	$29,913
IBF Financial Holdings Co. Ltd. *	125,715	45,370
IEI Integration Corp.	8,000	19,628
Innolux Corp. *	565,506	230,368
International CSRC Investment Holdings Co.	58,604	36,582
Inventec Corp.	158,282	240,263
ITEQ Corp.	15,000	42,379
Kenda Rubber Industrial Co. Ltd.	34,650	31,612
Kerry TJ Logistics Co. Ltd.	9,000	10,302
Kindom Development Co. Ltd.	46,200	47,444
King Yuan Electronics Co. Ltd.	113,100	266,278
King’s Town Bank Co. Ltd.	90,000	103,437
Kinpo Electronics	138,000	65,835
Kinsus Interconnect Technology Corp.	28,000	94,113
KS Terminals, Inc.	14,000	31,313
Kuo Yang Construction Co. Ltd. *	14,000	7,828
Kwong Lung Enterprise Co. Ltd.	12,000	19,665
L&K Engineering Co. Ltd.	16,000	58,239
Largan Precision Co. Ltd.	7,000	462,973
Lealea Enterprise Co. Ltd. *	83,200	27,063
Lelon Electronics Corp.	10,000	18,184
Lien Hwa Industrial Holdings Corp.	49,971	96,597
Lingsen Precision Industries Ltd.	41,000	22,862
Lite-On Technology Corp.	69,874	262,998
Longchen Paper & Packaging Co. Ltd.	92,459	42,104
Lung Yen Life Service Corp. *	16,000	18,116
Macronix International Co. Ltd.	119,171	116,843
MediaTek, Inc.	2,000	45,538
Mega Financial Holding Co. Ltd.	470,101	549,025
Mercuries & Associates Holding Ltd. *	50,184	19,355
Mercuries Life Insurance Co. Ltd. *	72,469	11,494
Micro-Star International Co. Ltd.	31,000	157,494
Mirle Automation Corp.	6,000	7,082
Mitac Holdings Corp.	27,637	34,888
MOSA Industrial Corp.	8,656	6,932
MPI Corp.	6,000	38,104
Namchow Holdings Co. Ltd.	7,000	10,723
Nan Ya Plastics Corp.	290,000	598,318
Nanya Technology Corp.	117,000	237,766
O-Bank Co. Ltd.	91,943	27,087
Orient Semiconductor Electronics Ltd.	42,485	55,277
Oriental Union Chemical Corp.	16,000	9,467
Pan Jit International, Inc.	13,600	26,964
Pan-International Industrial Corp.	34,380	39,460
PChome Online, Inc. *	408	523
Pegatron Corp.	187,249	444,332
Phison Electronics Corp.	6,000	84,757
Pixart Imaging, Inc.	8,000	29,987
POU Chen Corp.	169,133	150,111
Powerchip Semiconductor Manufacturing Corp.	209,000	171,898
Powertech Technology, Inc.	49,000	154,071
President Securities Corp.	86,636	50,322
Primax Electronics Ltd.	25,000	53,593
Prince Housing & Development Corp.	77,970	25,845
Prosperity Dielectrics Co. Ltd.	11,000	15,590
Qisda Corp.	139,400	192,816
Quanta Computer, Inc.	31,000	230,000
Quanta Storage, Inc.	13,000	33,466
Radiant Opto-Electronics Corp.	27,000	102,879
Radium Life Tech Co. Ltd. *	101,477	27,066
Rechi Precision Co. Ltd.	16,000	9,641
Rexon Industrial Corp. Ltd. *	13,000	17,297
Rich Development Co. Ltd. *	19,978	5,787
The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Ruentex Development Co. Ltd.	39,600	$43,181
Ruentex Industries Ltd.	37,891	69,020
Sampo Corp.	31,600	27,899
San Fang Chemical Industry Co. Ltd.	13,000	10,592
Sanyang Motor Co. Ltd.	41,573	100,067
Sesoda Corp.	17,193	16,564
Shanghai Commercial & Savings Bank Ltd. (The)	225,618	302,287
ShenMao Technology, Inc.	10,000	18,773
Shih Wei Navigation Co. Ltd.	17,554	10,713
Shihlin Electric & Engineering Corp.	23,000	82,294
Shin Kong Financial Holding Co. Ltd. *	715,108	205,358
Shin Zu Shing Co. Ltd.	16,660	41,391
Shinkong Insurance Co. Ltd.	22,000	41,164
Shinkong Synthetic Fibers Corp.	108,151	51,260
Sigurd Microelectronics Corp.	42,694	75,917
Simplo Technology Co. Ltd.	9,000	93,400
Sincere Navigation Corp.	27,810	20,461
Sinon Corp.	37,000	41,894
SinoPac Financial Holdings Co. Ltd.	757,281	408,193
Soft-World International Corp.	4,000	11,921
St Shine Optical Co. Ltd.	5,000	29,817
Supreme Electronics Co. Ltd.	48,421	82,650
Syncmold Enterprise Corp.	5,000	9,898
Synnex Technology International Corp.	87,300	173,353
TA Chen Stainless Pipe Co. Ltd.	105,444	120,370
TA-I Technology Co. Ltd.	6,000	8,652
TAI-TECH Advanced Electronics Co. Ltd.	3,000	10,176
Taichung Commercial Bank Co. Ltd.	248,058	112,577
TaiDoc Technology Corp.	7,000	32,311
Taiflex Scientific Co. Ltd.	25,740	34,008
Tainan Spinning Co. Ltd.	115,427	52,564
Taishin Financial Holding Co. Ltd.	752,263	417,141
Taiwan Business Bank	378,163	154,637
Taiwan Cement Corp.	380,971	392,413
Taiwan Cooperative Financial Holding Co. Ltd.	220,191	174,622
Taiwan Fertilizer Co. Ltd.	48,000	87,582
Taiwan FU Hsing Industrial Co. Ltd.	21,000	27,811
Taiwan Glass Industry Corp. *	81,321	48,117
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	101,070
Taiwan Navigation Co. Ltd.	22,000	20,003
Taiwan Paiho Ltd.	12,000	20,148
Taiwan PCB Techvest Co. Ltd.	28,000	39,250
Taiwan Sakura Corp.	6,000	11,877
Taiwan Shin Kong Security Co. Ltd.	10,100	12,547
Taiwan Styrene Monomer *	23,000	11,471
Taiwan Surface Mounting Technology Corp.	21,518	61,327
Taiwan Union Technology Corp.	19,000	80,048
Tatung Co. Ltd. *	115,000	158,176
TCI Co. Ltd.	5,000	27,958
Teco Electric & Machinery Co. Ltd.	101,000	162,699
Test Research, Inc.	11,000	20,718
Thinking Electronic Industrial Co. Ltd.	4,000	18,091
Thye Ming Industrial Co. Ltd.	8,000	13,631
Ton Yi Industrial Corp.	82,000	41,914
Tong Hsing Electronic Industries Ltd.	12,870	59,405
Tong Yang Industry Co. Ltd.	41,921	101,684
	SHARES	VALUE†
Topco Scientific Co. Ltd.	4,115	$21,607
Topkey Corp.	3,000	15,474
TPK Holding Co. Ltd.	34,000	35,442
Transcend Information, Inc.	10,000	22,490
Tripod Technology Corp.	25,000	149,084
TSRC Corp.	26,000	19,049
Tung Ho Steel Enterprise Corp.	58,290	109,608
TXC Corp.	16,000	47,979
TYC Brother Industrial Co. Ltd.	21,000	28,364
U-Ming Marine Transport Corp.	27,000	40,023
Union Bank of Taiwan	167,374	68,960
Unitech Printed Circuit Board Corp.	71,667	42,072
United Microelectronics Corp.	499,513	699,431
United Microelectronics Corp., ADR @	45,876	323,885
Universal Cement Corp.	48,241	38,930
UPC Technology Corp.	80,916	37,224
USI Corp.	77,130	49,579
Wafer Works Corp.	25,000	34,076
Wah Lee Industrial Corp.	21,420	61,777
Walsin Lihwa Corp.	156,211	178,082
Walsin Technology Corp.	28,000	88,908
Walton Advanced Engineering, Inc.	34,000	14,061
Wan Hai Lines Ltd.	58,000	86,783
Wei Chuan Foods Corp.	14,000	8,002
Weikeng Industrial Co. Ltd.	32,945	28,015
Winbond Electronics Corp.	331,893	260,123
Wisdom Marine Lines Co. Ltd.	27,019	40,553
Wistron Corp.	287,431	903,773
Wistron NeWeb Corp.	6,000	25,650
WPG Holdings Ltd.	154,400	289,854
WT Microelectronics Co. Ltd.	31,265	107,992
Yageo Corp.	25,067	407,682
Yang Ming Marine Transport Corp.	143,000	201,340
YC INOX Co. Ltd.	27,763	23,480
Yem Chio Co. Ltd.	22,666	11,410
Yeong Guan Energy Technology Group Co. Ltd. *	7,000	11,450
YFY, Inc.	110,385	111,307
Yieh Phui Enterprise Co. Ltd.	55,151	26,055
Youngtek Electronics Corp.	12,000	21,115
Yuanta Financial Holding Co. Ltd.	724,621	562,313
Yuen Foong Yu Consumer Products Co. Ltd.	15,000	17,937
Yulon Motor Co. Ltd.	54,247	139,481
YungShin Global Holding Corp.	7,000	9,541
Zeng Hsing Industrial Co. Ltd.	2,148	7,187
Zenitron Corp.	18,000	17,537
Zhen Ding Technology Holding Ltd.	62,000	188,993
Zinwell Corp. *	24,000	17,992
Zyxel Group Corp.	31,438	48,695
		32,146,684
Thailand — 2.1%
AP Thailand PCL	242,500	78,586
Bangchak Corp. PCL	112,900	127,124
Bangkok Bank PCL	48,500	223,103
Bangkok Bank PCL, NVDR	13,300	61,181
Bangkok Insurance PCL	2,100	18,167
Banpu PCL	429,750	94,418
Berli Jucker PCL	64,800	54,723
Cal-Comp Electronics Thailand PCL	310,479	13,813

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Charoen Pokphand Foods PCL	322,300	$183,223
GFPT PCL	33,300	9,511
Indorama Ventures PCL	93,600	66,834
IRPC PCL	633,100	35,817
Italian-Thai Development PCL *	563,700	21,209
Kasikornbank PCL, NVDR	27,100	93,776
Khon Kaen Sugar Industry PCL	135,600	10,502
Kiatnakin Phatra Bank PCL	21,900	33,230
Krung Thai Bank PCL	204,575	106,747
Lanna Resources PCL	2,500	1,071
LH Financial Group PCL	302,400	8,471
Precious Shipping PCL	41,900	11,162
Property Perfect PCL	1,000,115	8,789
Pruksa Holding PCL	88,800	31,216
PTT Exploration & Production PCL	101,100	474,785
PTT Global Chemical PCL	116,228	110,123
PTT PCL	883,900	813,200
Quality Houses PCL	338,800	20,842
Regional Container Lines PCL	17,100	10,238
Sansiri PCL	1,106,700	51,365
SC Asset Corp. PCL	188,600	20,200
SCB X PCL	48,100	135,400
Siam Cement PCL (The)	31,500	260,391
Siam City Cement PCL	4,100	15,032
Sino-Thai Engineering & Construction PCL	70,300	18,148
Somboon Advance Technology PCL	20,300	10,147
SPCG PCL	37,500	12,667
Sri Trang Agro-Industry PCL	60,900	24,586
Star Petroleum Refining PCL	80,000	19,993
Supalai PCL	139,400	76,950
Super Energy Corp. PCL *	759,200	9,799
Thai Oil PCL	78,877	109,393
Thai Stanley Electric PCL, NVDR	3,100	15,537
Thai Union Group PCL, Class F	210,500	83,824
Thanachart Capital PCL	17,800	24,442
Thitikorn PCL	10,500	1,759
Thoresen Thai Agencies PCL	37,800	6,332
TMBThanachart Bank PCL	1,537,072	72,606
TPI Polene PCL	676,600	26,943
TPI Polene Power PCL	179,000	16,321
True Corp. PCL	596,339	110,547
WHA Corp. PCL	253,200	36,507
		3,880,750
Turkey — 1.2%
Akbank TAS	317,936	387,991
Albaraka Turk Katilim Bankasi AS *	137,184	20,914
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,612	64,040
Bera Holding AS	42,557	26,541
Dogan Sirketler Grubu Holding AS	84,330	41,091
Enka Insaat ve Sanayi AS	66,291	84,186
Eregli Demir ve Celik Fabrikalari TAS *	61,749	100,263
KOC Holding AS	57,667	308,542
Sekerbank Turk AS	136,606	31,538
TAV Havalimanlari Holding AS *	12,121	55,392
Tekfen Holding AS	16,364	31,990
Turk Hava Yollari AO *	44,707	395,406
Turkiye Garanti Bankasi AS	39,578	76,865
Turkiye Is Bankasi, Class C	247,578	232,422
Turkiye Sinai Kalkinma Bankasi AS *	172,186	50,993
Turkiye Sise ve Cam Fabrikalari AS	63,955	127,474
Turkiye Vakiflar Bankasi TAO, Class D *	80,351	42,141
Vestel Elektronik Sanayi ve Ticaret AS *	6,125	14,163
	SHARES	VALUE†
Yapi ve Kredi Bankasi AS	184,720	$124,366
Ziraat Gayrimenkul Yatirim Ortakligi AS	89,704	17,863
		2,234,181
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	234,178	551,487
Agthia Group PJSC	33,252	42,458
Aldar Properties PJSC	229,175	359,388
Amanat Holdings PJSC	112,633	32,198
Dana Gas PJSC	333,486	79,988
Deyaar Development PJSC *	130,763	23,959
Dubai Investments PJSC	191,176	128,559
Dubai Islamic Bank PJSC	7,056	11,238
Emaar Development PJSC	84,901	161,802
Emaar Properties PJSC	407,887	892,831
Emirates NBD Bank PJSC	145,337	704,319
EMSTEEL Building Materials PJSC *	11,433	4,731
Manazel PJSC *	139,614	15,052
RAK Properties PJSC *	114,134	36,045
Ras Al Khaimah Ceramics	60,539	42,853
SHUAA Capital PSC *	182,524	16,896
		3,103,804
United Kingdom — 0.1%
Anglogold Ashanti PLC	16,664	263,291
United States — 0.0%
GCC SAB de CV	6,055	57,004
TOTAL COMMON STOCKS (Identified Cost $177,328,941)		184,549,233
PREFERRED STOCKS — 2.0%
Brazil — 1.9%
Banco ABC Brasil SA *	578	2,283
Banco ABC Brasil SA, 7.787%	11,102	43,975
Banco Bradesco SA, 7.049%	100,741	286,597
Banco do Estado do Rio Grande do Sul SA, Class B, 7.650%	14,808	36,265
Banco Pan SA, 3.111%	20,000	32,149
Marcopolo SA, 5.223%	42,283	48,957
Petroleo Brasileiro SA, 10.497%	448,645	3,091,795
Randon SA Implementos e Participacoes, 4.389%	9,200	21,341
Usinas Siderurgicas de Minas Gerais SA, Class A, 4.951%	13,492	17,823
		3,581,185
Colombia — 0.0%
Grupo Argos SA, 8.126%	12,517	20,294
Philippines — 0.0%
Cebu Air, Inc., 6.000%	12,909	7,598
India — 0.1%
Sundaram Clayton Ltd. *<>	221	2,718
Sundaram-Clayton DCD Ltd. *	256	32
TVS Holdings Ltd. *	256,360	31,952
		34,702
TOTAL PREFERRED STOCKS (Identified Cost $2,391,327)		3,643,779
RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Grupo Casas Bahia SA 9/19/24 *	37,721	600
Chile — 0.0%
Banco de Credito e Inversiones SA 10/21/23 *	60	48

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
RIGHTS AND WARRANTS (Continued)
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		648
SHORT-TERM INVESTMENTS — 1.7%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 5.040%	201,439	$201,439
Collateral For Securities On Loan — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	3,057,420	3,057,420
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,258,859)		3,258,859
Total Investments — 101.7% (Identified Cost $182,979,127)		191,452,519
Liabilities, Less Cash and Other Assets — (1.7%)		(3,141,561)
Net Assets — 100.0%		$188,310,958
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2023, the fair value of the securities on loan was $4,596,033.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2023 amounted to $3,998,271 or 2.12% of the net assets of the Fund.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of September 30, 2023
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	21.9%
Oil, Gas & Consumable Fuels	11.8%
Metals & Mining	6.9%
Electronic Equipment, Instruments & Components	4.5%
Insurance	4.3%
Computers & Peripherals	3.9%
Real Estate Management & Development	3.7%
Chemicals	3.4%
Automobiles	3.2%
Semiconductors & Semiconductor Equipment	3.1%

Country weightings as of September 30, 2023
(As a percentage of long-term investments) (Unaudited)

Country	Percentage
China	28.0%
India	19.2%
Taiwan	17.1%
Korea	12.6%
Brazil	5.4%
South Africa	2.8%
Mexico	2.8%
Indonesia	2.1%
Thailand	2.1%
Other	7.9%
100.0%

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Diversified REITs — 2.1%
American Assets Trust, Inc.	6,032	$117,323
Broadstone Net Lease, Inc.	17,587	251,494
CTO Realty Growth, Inc.	2,292	37,153
Empire State Realty Trust, Inc., Class A	11,500	92,460
Essential Properties Realty Trust, Inc.	15,821	342,208
Gladstone Commercial Corp. @	3,518	42,779
Global Net Lease, Inc.	20,205	194,168
One Liberty Properties, Inc.	1,802	34,004
WP Carey, Inc.	23,367	1,263,687
		2,375,276
Health Care REITs — 9.3%
CareTrust REIT, Inc.	10,478	214,799
Community Healthcare Trust, Inc.	2,728	81,021
Diversified Healthcare Trust	9,600	18,624
Global Medical REIT, Inc.	5,127	45,989
Healthcare Realty Trust, Inc.	40,607	620,069
Healthpeak Properties, Inc.	57,423	1,054,286
LTC Properties, Inc.	3,972	127,620
Medical Properties Trust, Inc. @	62,813	342,331
National Health Investors, Inc.	4,627	237,643
Omega Healthcare Investors, Inc.	24,829	823,330
Physicians Realty Trust	25,667	312,881
Sabra Health Care REIT, Inc.	24,271	338,338
Universal Health Realty Income Trust	1,391	56,238
Ventas, Inc.	42,237	1,779,445
Welltower, Inc.	54,283	4,446,863
		10,499,477
Hotel & Resort REITs — 3.1%
Apple Hospitality REIT, Inc.	24,154	370,522
Braemar Hotels & Resorts, Inc.	5,308	14,703
Chatham Lodging Trust	5,496	52,597
DiamondRock Hospitality Co.	22,079	177,294
Host Hotels & Resorts, Inc.	74,791	1,201,891
Park Hotels & Resorts, Inc.	23,481	289,286
Pebblebrook Hotel Trust @	13,445	182,718
RLJ Lodging Trust	16,642	162,925
Ryman Hospitality Properties, Inc.	5,960	496,349
Service Properties Trust	17,100	131,499
Summit Hotel Properties, Inc.	10,209	59,212
Sunstone Hotel Investors, Inc.	20,859	195,032
Xenia Hotels & Resorts, Inc.	13,264	156,250
		3,490,278
Industrial REITs — 14.1%
Americold Realty Trust, Inc.	28,465	865,621
EastGroup Properties, Inc.	4,697	782,191
First Industrial Realty Trust, Inc.	13,900	661,501
Innovative Industrial Properties, Inc.	2,731	206,628
LXP Industrial Trust	29,881	265,941
Plymouth Industrial REIT, Inc.	4,195	87,885
Prologis, Inc.	97,121	10,897,947
Rexford Industrial Realty, Inc.	21,698	1,070,796
STAG Industrial, Inc.	18,923	653,033
Terreno Realty Corp.	8,820	500,976
		15,992,519
Office REITs — 5.0%
Alexandria Real Estate Equities, Inc.	17,161	1,717,816
Boston Properties, Inc.	15,696	933,598
Brandywine Realty Trust	18,624	84,553
City Office REIT, Inc.	5,176	21,998
COPT Defense Properties	11,998	285,912
Cousins Properties, Inc.	17,110	348,531
Douglas Emmett, Inc. @	17,525	223,619

	SHARES	VALUE†
Easterly Government Properties, Inc.	9,677	$110,608
Equity Commonwealth	11,558	212,320
Highwoods Properties, Inc.	11,410	235,160
Hudson Pacific Properties, Inc.	12,646	84,096
JBG SMITH Properties	11,344	164,034
Kilroy Realty Corp.	11,447	361,840
Office Properties Income Trust	3,570	14,637
Orion Office REIT, Inc.	6,753	35,183
Paramount Group, Inc.	17,848	82,458
Piedmont Office Realty Trust, Inc., Class A	10,998	61,809
SL Green Realty Corp. @	6,782	252,969
Vornado Realty Trust	18,129	411,166
		5,642,307
Residential REITs — 15.4%
American Homes 4 Rent., Class A	34,139	1,150,143
Apartment Income REIT Corp.	15,754	483,648
Apartment Investment and Management Co., Class A *	15,756	107,141
AvalonBay Communities, Inc.	14,926	2,563,391
Bluerock Homes Trust, Inc. *	412	5,323
BRT Apartments Corp.	400	6,908
Camden Property Trust	11,222	1,061,377
Centerspace	1,825	109,975
Clipper Realty, Inc.	1,167	6,045
Elme Communities	10,445	142,470
Equity LifeStyle Properties, Inc.	18,599	1,184,942
Equity Residential	37,772	2,217,594
Essex Property Trust, Inc.	6,746	1,430,759
Independence Realty Trust, Inc.	23,617	332,291
Invitation Homes, Inc.	64,246	2,035,956
Mid-America Apartment Communities, Inc.	12,248	1,575,705
NexPoint Residential Trust, Inc.	2,449	78,809
Sun Communities, Inc.	13,077	1,547,532
UDR, Inc.	32,856	1,171,974
UMH Properties, Inc.	5,369	75,273
Veris Residential, Inc.	8,319	137,263
		17,424,519
Retail REITs — 13.4%
Acadia Realty Trust	9,876	141,721
Agree Realty Corp.	9,877	545,605
Alexander's, Inc.	303	55,216
Brixmor Property Group, Inc.	31,623	657,126
Federal Realty OP LP	7,728	700,389
Getty Realty Corp.	4,639	128,639
InvenTrust Properties Corp.	6,885	163,932
Kimco Realty Corp.	65,069	1,144,564
Kite Realty Group Trust	23,027	493,238
Macerich Co. (The)	22,595	246,511
NETSTREIT Corp.	6,691	104,246
NNN REIT, Inc.	19,172	677,539
Phillips Edison & Co., Inc.	12,315	413,045
Realty Income Corp.	71,325	3,561,971
Regency Centers Corp.	16,155	960,253
Retail Opportunity Investments Corp.	13,227	163,750
RPT Realty	8,058	85,092
Saul Centers, Inc.	1,383	48,778
Simon Property Group, Inc.	34,345	3,710,290
SITE Centers Corp.	19,796	244,085
Spirit Realty Capital, Inc.	14,821	496,948
Tanger Factory Outlet Centers, Inc.	11,078	250,363
Urban Edge Properties	12,349	188,446
Whitestone REIT	6,078	58,531
		15,240,278

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialized REITs — 36.7%
American Tower Corp.	48,935	$8,047,361
Crown Castle, Inc.	46,264	4,257,676
CubeSmart	23,598	899,792
Digital Realty Trust, Inc.	31,677	3,833,550
EPR Properties	7,917	328,872
Equinix, Inc.	9,815	7,128,242
Esc War Ind *§	9,141	—
Extra Space Storage, Inc.	22,058	2,681,812
Four Corners Property Trust, Inc.	9,280	205,923
Gaming and Leisure Properties, Inc.	27,569	1,255,768
Global Self Storage, Inc.	2,195	10,668
Iron Mountain, Inc.	30,635	1,821,251
Lamar Advertising Co., Class A	9,189	767,006
National Storage Affiliates Trust	8,894	282,295
Outfront Media, Inc.	16,965	171,346
Public Storage	16,600	4,374,432
SBA Communications Corp.	11,306	2,263,122
Uniti Group, Inc.	20,375	96,170
VICI Properties, Inc.	106,377	3,095,571
		41,520,857
TOTAL COMMON STOCKS
(Identified Cost $72,450,090)		112,185,511
SHORT-TERM INVESTMENTS — 1.0%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 5.040%	565,624	565,624
Collateral For Securities On Loan — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	558,563	558,563
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,124,187)		1,124,187
Total Investments — 100.1%
(Identified Cost $73,574,277)		113,309,698
Liabilities, Less Cash and Other Assets — (0.1%)		(69,486)
Net Assets — 100.0%		$113,240,212
†	See Note 1
@	A portion or all of the security was held on loan. As of September 30, 2023, the fair value of the securities on loan was $1,027,190.
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2023

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Industrial REITs	14.2%
Retail REITs	13.5%
Telecom Tower REITs	13.0%
Multi-Family Residential REITs	10.2%
Data Center REITs	9.8%
Health Care REITs	9.4%
Self Storage REITs	7.4%
Other Specialized REITs	6.9%
Single-Family Residential REITs	5.3%
Other	10.3%
100.0%

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2023 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Others — 99.9%
SA Emerging Markets Value Fund €	150,356	$1,443,417
SA Global Fixed Income Fund €	530,770	4,580,542
SA International Value Fund €	351,229	4,313,089
SA Real Estate Securities Fund €	65,121	631,024
SA U.S. Core Market Fund €	132,485	3,545,291
SA U.S. Fixed Income Fund €	207,019	1,968,752
SA U.S. Small Company Fund €	58,866	1,432,204
SA U.S. Value Fund €	192,322	3,590,662
		21,504,981
TOTAL MUTUAL FUNDS
(Identified Cost $20,444,461)		21,504,981
Total Investments — 99.9%
(Identified Cost $20,444,461)		21,504,981
Cash and Other Assets, Less Liabilities — 0.1%		11,369
Net Assets — 100.0%		$21,516,350
†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these portfolio of investments.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – September 30, 2023 (Unaudited) (Continued)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated the Adviser as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has approved procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – September 30, 2023 (Unaudited) (Continued)

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of September 30, 2023, in valuing each Fund's investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of September 30, 2023
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$45,889,271	$—		$45,889,271
Corporate Bonds and Notes	—	61,987,027	—		61,987,027
U.S. Government and Agency Obligations	—	238,747,914	—		238,747,914
Short-Term Investments	796,712	45,445,609	—		46,242,321
Total Investments	$796,712	$392,069,821	$—		$392,866,533
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$524,239,328	$—		$524,239,328
Short-Term Investments	16,225,481	126,487,442	—		142,712,923
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,467,618	—		6,467,618
Total Investments	$16,225,481	$657,194,388	$—		$673,419,869
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,317,481)	$—		$(1,317,481)
SA U.S. Core Market Fund
Assets
Common Stocks	$578,372,650	$32,912	$4,098	†	$578,409,660
Mutual Funds	22,880,722	—	—		22,880,722
Short-Term Investments	1,578,361	—	—		1,578,361
Total Investments	$602,831,733	$32,912	$4,098		$602,868,743

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – September 30, 2023 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of September 30, 2023
SA U.S. Value Fund
Assets
Common Stocks	$504,093,203	$—	$—		$504,093,203
Short-Term Investments	1,051,845	—	—		1,051,845
Total Investments	$505,145,048	$—	$—		$505,145,048
SA U.S. Small Company Fund
Assets
Common Stocks	$285,324,061	$610,653	$41,325	†	$285,976,039
Preferred Stocks	143,625	—	—		143,625
Short-Term Investments	1,992,902	—	—		1,992,902
Total Investments	$287,460,588	$610,653	$41,325		$288,112,566
SA International Value Fund
Assets
Common Stocks	$523,495,411	$366,364	$—		$523,861,775
Preferred Stocks	4,645,491	—	—		4,645,491
Short-Term Investments	31,575,497	—	—		31,575,497
Total Investments	$559,716,399	$366,364	$—		$560,082,763
SA International Small Company Fund
Assets
Mutual Funds	$235,047,238	$—	$—		$235,047,238
Total Investments	$235,047,238	$—	$—		$235,047,238
SA Emerging Markets Value Fund
Assets
Common Stocks	$184,410,840	$115,594	$22,799	†	$184,549,233
Preferred Stocks	3,641,061	2,718	—		3,643,779
Rights and Warrants	648	—	—		648
Short-Term Investments	3,258,859	—	—		3,258,859
Total Investments	$191,311,408	$118,312	$22,799		$191,452,519
SA Real Estate Securities Fund
Assets
Common Stocks	$112,185,511	$—	$0	†	$112,185,511
Short-Term Investments	1,124,187	—	—		1,124,187
Total Investments	$113,309,698	$—	$0		$113,309,698

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – September 30, 2023 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value as of September 30, 2023
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$21,504,981	$—	$—	$21,504,981
Total Investments	$21,504,981	$—	$—	$21,504,981

†Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. No significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the "Sub-Adviser") specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of September 30, 2023, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$6,865,725	$7,044,256	$—	$7,044,256
SA U.S Core Market Fund	1,280,810	320,482	995,400	1,315,882
SA U.S. Value Fund	171,783	—	175,914	175,914
SA U.S. Small Company Fund	6,628,602	1,538,775	5,272,960	6,811,735

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – September 30, 2023 (Unaudited) (Continued)

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA International Value Fund	$45,453,997	$31,139,527	$16,328,718	$47,468,245
SA Emerging Markets Value Fund	4,596,033	3,057,420	1,799,158	4,856,578
SA Real Estate Securities Fund	1,027,190	558,563	491,522	1,050,085

*  The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of September 30, 2023
Securities Lending Transaction(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$7,044,256	$—	$—	$—	$7,044,256
Total Borrowings	$7,044,256	$—	$—	$—	$7,044,256
Gross amount of recognized liabilities for securities lending transactions					$7,044,256

SA U.S. Core Market Fund
Government Money Market	$320,482	$—	$—	$—	$320,482
Total Borrowings	$320,482	$—	$—	$—	$320,482
Gross amount of recognized liabilities for securities lending transactions					$320,482

SA U.S. Small Company Fund
Government Money Market	$1,538,775	$—	$—	$—	$1,538,775
Total Borrowings	$1,538,775	$—	$—	$—	$1,538,775
Gross amount of recognized liabilities for securities lending transactions					$1,538,775

SA International Value Fund
Government Money Market	$31,139,527	$—	$—	$—	$31,139,527
Total Borrowings	$31,139,527	$—	$—	$—	$31,139,527
Gross amount of recognized liabilities for securities lending transactions					$31,139,527

SA Emerging Markets Value Fund
Government Money Market	$3,057,420	$—	$—	$—	$3,057,420
Total Borrowings	$3,057,420	$—	$—	$—	$3,057,420
Gross amount of recognized liabilities for securities lending transactions					$3,057,420

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – September 30, 2023 (Unaudited) (Continued)

	Remaining Contractual Maturity of the Agreements As of September 30, 2023
Securities Lending Transaction(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Real Estate Securities Fund
Government Money Market	$558,563	$—	$—	$—	$558,563
Total Borrowings	$558,563	$—	$—	$—	$558,563
Gross amount of recognized liabilities for securities lending transactions					$558,563
(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – September 30, 2023 (Unaudited) (Continued)

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Tax — At September 30, 2023, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$395,427,233	$81,743	$(2,642,443)	$(2,560,700)
SA Global Fixed Income Fund	671,793,402	11,496,213	(11,187,227)	308,986
SA U.S. Core Market Fund	141,127,733	463,660,979	(1,919,969)	461,741,010
SA U.S. Value Fund	315,044,844	208,538,317	(18,438,113)	190,100,204
SA U.S. Small Company Fund	169,208,181	131,510,287	(12,605,902)	118,904,385
SA International Value Fund	481,055,550	117,368,933	(38,341,720)	79,027,213
SA International Small Company Fund	139,257,718	95,789,520	—	95,789,520
SA Emerging Markets Value Fund	182,979,127	41,678,595	(33,205,203)	8,473,392
SA Real Estate Securities Fund	73,574,277	45,504,578	(5,769,157)	39,735,421
SA Worldwide Moderate Growth	20,444,461	1,179,930	(119,410)	1,060,520

International Small Company Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (99.6%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,119,255,804
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,624,986,408
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,291,157,055
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,199,546,927
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,056,556,006
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,291,502,200

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund, 5.290% (Cost $46,050,288)	46,050,288	46,050,288
TOTAL INVESTMENTS — (100.0%) (Cost $9,881,067,249)^^		$10,337,552,488

†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

As of September 30, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	198	12/15/23	$44,660,080	$42,822,450	$(1,837,630)
Total Futures Contracts			$44,660,080	$42,822,450	$(1,837,630)

Summary of the Portfolio’s investments as of March 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,291,502,200	—	—	$10,291,502,200
Temporary Cash Investments	46,050,288	—	—	46,050,288
Futures Contracts**	(1,837,630)	—	—	(1,837,630)
TOTAL	$10,335,714,858	—	—	$10,335,714,858

** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At September 30, 2023, the Fund consisted of one hundred and two operational portfolios, of which one, International Small Company Portfolio (the "Portfolio") is included in this report. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Underlying Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Underlying Funds have been included in this document.

SECURITY VALUATION

The International Small Company Portfolio invests in the five Underlying Funds indicated on its Schedule of Investments.

The Portfolio uses a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolio. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

FEDERAL TAX COST

At September 30, 2023, the total cost of securities for federal income tax purposes was $9,179,281.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The Japanese Small Company Series

SCHEDULE OF INVESTMENTS

September 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (2.1%)
#	Akatsuki, Inc.	44,200	$632,605
*	AlphaPolis Co. Ltd.	11,900	204,658
#	Amuse, Inc.	34,600	363,516
	Asahi Broadcasting Group Holdings Corp.	38,000	180,731
#	Asahi Net, Inc.	109,100	456,771
	Ateam, Inc.	2,100	8,507
	Avex, Inc.	209,600	2,023,100
# *	Bengo4.com, Inc.	45,800	1,478,329
	Broadmedia Corp.	5,520	72,690
#	Bushiroad, Inc.	22,000	82,969
#	Carta Holdings, Inc.	24,600	209,866
#	Ceres, Inc.	18,800	121,089
	COLOPL, Inc.	188,200	742,489
*	COOKPAD, Inc.	190,600	180,995
	Cross Marketing Group, Inc.	25,200	124,113
	Daiichikosho Co. Ltd.	180,400	2,927,211
	DeNA Co. Ltd.	409,500	4,114,227
	Digital Holdings, Inc.	54,700	364,171
	Direct Marketing MiX, Inc.	58,100	181,719
#	Drecom Co. Ltd.	3,500	13,384
	Fibergate, Inc.	28,600	253,889
# *	FreakOut Holdings, Inc.	8,200	51,660
	Freebit Co. Ltd.	63,100	506,020
	Fuji Media Holdings, Inc.	140,300	1,503,059
	Gakken Holdings Co. Ltd.	132,500	771,801
	GungHo Online Entertainment, Inc.	287,800	4,542,948
	Imagica Group, Inc.	100,900	393,686
	i-mobile Co. Ltd.	8,100	71,549
	Infocom Corp.	146,900	2,701,183
#	Intage Holdings, Inc.	211,400	3,159,235
#	IPS, Inc.	17,200	297,671
#	ITmedia, Inc.	56,800	443,503
# *	Japan Communications, Inc.	890,100	1,303,516
	J-Stream, Inc.	8,000	26,995
#	Kamakura Shinsho Ltd.	74,800	311,920
# *	KLab, Inc.	15,000	28,645
#	LIFULL Co. Ltd.	392,800	614,770
	Macromill, Inc.	243,197	1,191,185
	MarkLines Co. Ltd.	72,900	1,451,982
	Marvelous, Inc.	180,500	860,295
#	Members Co. Ltd.	48,200	383,988
#	MIXI, Inc.	251,400	3,984,296
# *	NexTone, Inc.	33,000	381,128
	Okinawa Cellular Telephone Co.	158,700	3,417,133
	Oricon, Inc.	27,800	147,094
# *	Port, Inc.	4,400	64,264
*	PR Times Corp.	11,900	138,195
	Proto Corp.	156,700	1,269,880
*	Sharingtechnology, Inc.	66,900	308,972
	SKY Perfect JSAT Holdings, Inc.	910,500	4,257,569
	Toei Co. Ltd.	4,400	552,470
	Tohokushinsha Film Corp.	94,800	742,732
	Trenders, Inc.	4,300	33,021

The Japanese Small Company Series

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	TV Asahi Holdings Corp.	98,500	$1,113,093
	Tv Tokyo Holdings Corp.	63,700	1,264,248
	Usen-Next Holdings Co. Ltd.	95,800	2,145,070
	ValueCommerce Co. Ltd.	101,700	865,548
#	V-Cube, Inc.	80,700	212,404
	Vector, Inc.	185,900	1,544,085
*	Vision, Inc.	159,300	1,607,796
	Wowow, Inc.	28,700	218,077
	Zenrin Co. Ltd.	200,750	1,225,449
	ZIGExN Co. Ltd.	237,900	832,909
TOTAL COMMUNICATION SERVICES			61,678,073
CONSUMER DISCRETIONARY — (14.4%)
	&Do Holdings Co. Ltd.	59,500	405,387
	Adastria Co. Ltd.	138,440	2,669,485
#	Adventure, Inc.	8,800	304,388
#	Aeon Fantasy Co. Ltd.	48,932	1,040,293
#	Ahresty Corp.	128,600	731,395
	Ainavo Holdings Co. Ltd.	5,600	47,752
#	Airtrip Corp.	87,800	1,245,682
	Aisan Industry Co. Ltd.	211,600	1,891,134
# *	Akebono Brake Industry Co. Ltd.	610,100	571,214
	Alleanza Holdings Co. Ltd.	80,800	543,894
#	Alpen Co. Ltd.	98,500	1,273,858
#	Alpha Corp.	31,700	347,754
#	Amiyaki Tei Co. Ltd.	26,714	669,915
	AOKI Holdings, Inc.	223,300	1,510,093
	Aoyama Trading Co. Ltd.	235,200	2,626,838
	Arata Corp.	86,800	3,238,211
	ARCLANDS Corp.	216,676	2,312,149
	Asahi Co. Ltd.	103,600	877,750
#	Ashimori Industry Co. Ltd.	26,599	411,041
	ASKUL Corp.	235,700	3,087,914
	Asti Corp.	19,400	497,363
*	Atsugi Co. Ltd.	18,000	52,564
	Aucnet, Inc.	65,100	780,294
#	Autobacs Seven Co. Ltd.	429,100	4,542,034
#	Avantia Co. Ltd.	57,900	336,120
	Beauty Garage, Inc.	21,700	707,537
#	Belluna Co. Ltd.	312,500	1,404,504
#	Benesse Holdings, Inc.	395,943	4,842,560
#	Bic Camera, Inc.	476,600	3,517,742
#	Bike O & Co. Ltd.	32,200	159,182
#	Bookoff Group Holdings Ltd.	66,600	555,489
#	BuySell Technologies Co. Ltd.	6,200	129,365
#	Casio Computer Co. Ltd.	25,900	216,912
	Central Automotive Products Ltd.	80,500	2,006,031
#	Central Sports Co. Ltd.	40,968	664,130
#	Chikaranomoto Holdings Co. Ltd.	33,100	493,743
#	Chiyoda Co. Ltd.	110,800	679,454
#	Chofu Seisakusho Co. Ltd.	113,200	1,585,772
	Chuo Spring Co. Ltd.	81,700	441,479
	Cleanup Corp.	122,000	585,594
#	Colowide Co. Ltd.	300,300	4,849,172
#	Corona Corp.	97,200	614,172
	Create Restaurants Holdings, Inc.	669,400	5,111,483
*	CROOZ, Inc.	2,800	17,327
#	Curves Holdings Co. Ltd.	218,500	1,031,378
	Daido Metal Co. Ltd.	227,200	866,025

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Daikoku Denki Co. Ltd.	54,600	$1,963,140
	Daikyonishikawa Corp.	237,900	1,280,134
	Daimaruenawin Co. Ltd.	3,400	28,044
	Dainichi Co. Ltd.	53,300	262,718
	DCM Holdings Co. Ltd.	691,600	5,617,864
*	DD GROUP Co. Ltd.	7,900	103,174
	Doshisha Co. Ltd.	130,800	1,949,520
	Doutor Nichires Holdings Co. Ltd.	186,086	2,899,394
	Eagle Industry Co. Ltd.	165,400	1,871,943
	EAT & Holdings Co. Ltd.	33,000	456,092
#	EDION Corp.	510,200	5,046,559
	ES-Con Japan Ltd.	53,000	330,480
#	Eslead Corp.	47,700	965,395
	Exedy Corp.	181,900	3,180,033
	FCC Co. Ltd.	220,300	2,771,531
	Felissimo Corp.	20,600	136,198
#	First Juken Co. Ltd.	44,600	370,199
	FJ Next Holdings Co. Ltd.	106,600	747,673
	Food & Life Cos. Ltd.	362,200	6,074,026
	Foster Electric Co. Ltd.	130,000	860,686
#	F-Tech, Inc.	29,700	165,779
#	Fuji Corp.	72,800	1,025,138
	Fuji Corp. Ltd.	171,000	839,159
	Fuji Kyuko Co. Ltd.	88,200	2,746,163
	Fujibo Holdings, Inc.	61,600	1,480,407
	Fujikura Composites, Inc.	111,200	873,537
#	Fujishoji Co. Ltd.	51,100	479,132
*	Fujita Kanko, Inc.	1,900	61,008
#	Fujitsu General Ltd.	21,500	403,921
#	FuKoKu Co. Ltd.	66,400	637,981
	Furukawa Battery Co. Ltd.	88,000	573,186
	Furyu Corp.	113,100	1,167,914
	Futaba Industrial Co. Ltd.	299,600	1,531,802
	Gakkyusha Co. Ltd.	49,300	671,161
#	Genki Sushi Co. Ltd.	32,500	1,177,803
#	Geo Holdings Corp.	156,700	2,489,046
	Gift Holdings, Inc.	50,900	783,517
#	GLOBERIDE, Inc.	106,198	1,432,712
#	Golf Digest Online, Inc.	4,900	23,039
	Greens Co. Ltd.	9,700	112,680
#	GSI Creos Corp.	63,184	966,170
	G-Tekt Corp.	141,100	1,717,301
	Gunze Ltd.	94,300	2,842,061
	Hagihara Industries, Inc.	77,700	954,957
#	Hamee Corp.	36,100	217,739
	Handsman Co. Ltd.	43,500	303,854
	Happinet Corp.	97,600	1,629,993
	Hard Off Corp. Co. Ltd.	58,800	588,145
#	Heiwa Corp.	342,300	4,912,614
	HI-LEX Corp.	128,700	1,380,132
	Himaraya Co. Ltd.	25,100	154,528
	H-One Co. Ltd.	109,200	638,934
	Honeys Holdings Co. Ltd.	116,940	1,225,375
#	Hoosiers Holdings Co. Ltd.	207,900	1,512,658
	Hotland Co. Ltd.	46,100	602,149
#	I K K Holdings, Inc.	5,800	28,339
#	IBJ, Inc.	125,900	533,921
#	Ichibanya Co. Ltd.	30,658	1,117,583
	Ichikoh Industries Ltd.	194,100	734,180

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	IDOM, Inc.	332,100	$1,619,533
	IJTT Co. Ltd.	130,880	597,058
#	Imasen Electric Industrial	37,400	162,785
*	Istyle, Inc.	181,098	614,567
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	124,600	3,299,352
*	Jade Group, Inc.	31,700	339,518
#	JANOME Corp.	109,400	540,576
	Japan Best Rescue System Co. Ltd.	60,700	287,685
	Japan Wool Textile Co. Ltd.	308,400	2,774,877
	JINS Holdings, Inc.	80,400	1,714,317
# *	Joban Kosan Co. Ltd.	41,499	358,726
	Joshin Denki Co. Ltd.	108,200	1,702,465
	Joyful Honda Co. Ltd.	152,800	1,796,482
	JP-Holdings, Inc.	346,200	780,089
	JVCKenwood Corp.	997,100	4,550,252
# *	Kappa Create Co. Ltd.	4,300	43,848
	Kawai Musical Instruments Manufacturing Co. Ltd.	35,100	838,053
#	Keiyo Co. Ltd.	245,000	1,345,203
	KeyHolder, Inc.	3,600	22,021
#	KFC Holdings Japan Ltd.	87,300	1,749,625
#	King Co. Ltd.	54,100	240,585
#	Kintetsu Department Store Co. Ltd.	6,800	129,992
#	Ki-Star Real Estate Co. Ltd.	55,199	1,704,410
*	KNT-CT Holdings Co. Ltd.	1,100	9,857
	Kohnan Shoji Co. Ltd.	152,900	3,989,575
#	Kojima Co. Ltd.	197,700	843,638
	Komatsu Matere Co. Ltd.	179,734	896,978
	KOMEDA Holdings Co. Ltd.	297,600	5,770,633
#	Komehyo Holdings Co. Ltd.	42,400	1,632,096
	Komeri Co. Ltd.	194,700	4,103,566
#	Konaka Co. Ltd.	132,906	359,131
	Koshidaka Holdings Co. Ltd.	140,500	1,102,008
#	Kotobukiya Co. Ltd.	5,400	80,364
#	K's Holdings Corp.	461,900	4,238,561
#	KU Holdings Co. Ltd.	115,500	919,092
	Kurabo Industries Ltd.	91,800	1,497,578
	Kushikatsu Tanaka Holdings Co., Class C	2,100	23,460
	KYB Corp.	110,600	3,576,652
#	Kyoritsu Maintenance Co. Ltd.	170,400	7,091,642
	LEC, Inc.	142,200	900,294
	LITALICO, Inc.	122,800	1,648,708
	Look Holdings, Inc.	37,100	496,480
	Mamiya-Op Co. Ltd.	1,800	23,657
#	Mars Group Holdings Corp.	75,500	1,410,027
#	Maruzen CHI Holdings Co. Ltd.	101,100	232,031
	Matsuoka Corp.	6,800	77,434
# *	Media Do Co. Ltd.	54,200	427,332
	Meiwa Estate Co. Ltd.	73,200	558,570
#	Mikuni Corp.	147,800	487,991
	Mitsuba Corp.	191,988	1,014,259
	Mizuno Corp.	109,700	3,474,047
	Monogatari Corp.	188,900	5,216,616
	Morito Co. Ltd.	107,800	976,302
	MrMax Holdings Ltd.	142,525	587,329
	Murakami Corp.	31,800	712,697
	Musashi Seimitsu Industry Co. Ltd.	291,800	3,168,980
	Nafco Co. Ltd.	54,200	697,006
	Nagase Brothers, Inc.	600	7,702

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nagawa Co. Ltd.	31,800	$1,478,922
	Nakayamafuku Co. Ltd.	41,800	102,308
	New Art Holdings Co. Ltd.	36,134	434,591
#	Nextage Co. Ltd.	276,300	4,212,871
#	NHK Spring Co. Ltd.	923,687	7,065,013
	Nichirin Co. Ltd.	61,160	1,233,544
#	Nihon House Holdings Co. Ltd.	225,900	568,243
	Nihon Plast Co. Ltd.	55,200	181,264
	Nihon Tokushu Toryo Co. Ltd.	75,300	666,088
#	Nippon Felt Co. Ltd.	84,000	240,476
*	Nippon Piston Ring Co. Ltd.	44,700	557,853
	Nippon Seiki Co. Ltd.	288,000	2,247,140
	Nishikawa Rubber Co. Ltd.	38,500	381,723
#	Nishimatsuya Chain Co. Ltd.	242,400	2,639,508
#	Nissan Shatai Co. Ltd.	412,900	2,359,756
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	538,475
	NITTAN Corp.	34,600	76,162
#	Nojima Corp.	392,300	3,429,561
#	NOK Corp.	108,180	1,435,876
#	Ohashi Technica, Inc.	67,600	744,979
#	Ohsho Food Service Corp.	66,700	3,083,236
	Onward Holdings Co. Ltd.	584,500	2,037,823
	Ootoya Holdings Co. Ltd.	1,200	40,866
#	Ozu Corp.	22,200	237,279
	Pacific Industrial Co. Ltd.	264,400	2,532,656
	PAL GROUP Holdings Co. Ltd.	262,200	3,396,490
	PALTAC Corp.	50,500	1,581,934
#	Paris Miki Holdings, Inc.	89,300	230,476
*	PIA Corp.	1,700	41,795
	Piolax, Inc.	168,500	2,577,839
#	Press Kogyo Co. Ltd.	563,500	2,595,632
#	Pressance Corp.	109,900	1,345,905
*	QB Net Holdings Co. Ltd.	45,500	492,610
#	Raccoon Holdings, Inc.	102,800	518,579
#	Renaissance, Inc.	3,500	20,844
	Resorttrust, Inc.	514,664	7,680,264
#	Rhythm Co. Ltd.	34,000	418,130
	Riberesute Corp.	38,900	207,803
	Ride On Express Holdings Co. Ltd.	36,600	255,767
# *	Right On Co. Ltd.	92,925	317,659
*	Riken Corp.	42,352	1,037,261
	Ringer Hut Co. Ltd.	15,000	233,461
	Riso Kyoiku Co. Ltd.	692,900	1,149,176
#	Rock Field Co. Ltd.	94,800	1,023,395
	Roland Corp.	64,000	1,752,245
	Round One Corp.	1,181,000	4,420,314
	Royal Holdings Co. Ltd.	10,100	179,320
	Sac's Bar Holdings, Inc.	106,050	635,846
	Saizeriya Co. Ltd.	6,300	204,030
	San Holdings, Inc.	119,800	840,066
# *	Sanden Corp.	10,400	13,969
#	Sanei Architecture Planning Co. Ltd.	55,200	745,392
	Sangetsu Corp.	276,750	5,391,944
	Sankyo Seiko Co. Ltd.	232,800	1,233,999
#	Sanoh Industrial Co. Ltd.	154,900	1,031,260
	Sanyo Shokai Ltd.	55,799	744,019
#	Scroll Corp.	181,700	1,206,538
	Seiko Group Corp.	165,881	2,896,173
#	Seiren Co. Ltd.	265,200	4,154,966

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
# *	Senshukai Co. Ltd.	174,600	$470,820
	Seria Co. Ltd.	220,224	3,241,800
#	Shidax Corp.	133,200	541,482
	Shikibo Ltd.	64,326	469,219
	Shin-Nihon Tatemono Co. Ltd.	29,800	127,767
#	Shoei Co. Ltd.	308,400	4,718,094
#	Snow Peak, Inc.	167,500	1,326,994
	SNT Corp.	130,400	215,263
#	Soft99 Corp.	84,400	747,733
#	Sotoh Co. Ltd.	49,100	248,866
*	Souken Ace Co. Ltd.	33,600	7,208
	SPK Corp.	48,600	625,832
#	Sprix, Inc.	34,300	185,479
	St. Marc Holdings Co. Ltd.	64,700	819,146
#	Step Co. Ltd.	60,800	704,930
#	Suminoe Textile Co. Ltd.	22,300	337,011
	Sumitomo Riko Co. Ltd.	215,710	1,612,213
#	Suncall Corp.	115,600	378,721
	Syuppin Co. Ltd.	117,400	887,522
#	T RAD Co. Ltd.	35,100	528,118
	Tachikawa Corp.	63,600	601,159
#	Tachi-S Co. Ltd.	180,140	2,049,243
#	Taiho Kogyo Co. Ltd.	93,001	558,997
#	Takasho Co. Ltd.	17,600	74,715
#	Take & Give Needs Co. Ltd.	19,168	127,628
	Tama Home Co. Ltd.	92,400	2,199,610
	Tamron Co. Ltd.	103,400	3,159,364
#	Tbk Co. Ltd.	133,900	380,641
#	Tear Corp.	57,300	175,155
#	Temairazu, Inc.	15,700	264,599
#	T-Gaia Corp.	131,100	1,547,664
	Tigers Polymer Corp.	73,500	343,994
	Toa Corp.	134,200	1,045,633
	Tokai Rika Co. Ltd.	321,100	5,032,224
	Token Corp.	44,650	2,381,332
#	Tokyo Base Co. Ltd.	39,900	90,187
	Tokyo Individualized Educational Institute, Inc.	106,500	349,154
	Tokyotokeiba Co. Ltd.	92,400	2,487,031
	Tomy Co. Ltd.	549,293	7,932,380
	Topre Corp.	216,500	2,456,425
#	Toridoll Holdings Corp.	235,700	5,804,198
	Tosho Co. Ltd.	12,400	94,271
	Toyo Tire Corp.	446,700	6,875,527
	TPR Co. Ltd.	143,662	1,752,827
	Treasure Factory Co. Ltd.	56,700	514,992
	TS Tech Co. Ltd.	444,986	5,047,693
	TSI Holdings Co. Ltd.	288,595	1,561,506
	Tsuburaya Fields Holdings, Inc.	162,300	2,222,992
#	Tsutsumi Jewelry Co. Ltd.	37,700	618,122
#	Twinbird Corp.	9,200	32,008
#	Unipres Corp.	222,497	1,724,325
#	United Arrows Ltd.	40,600	531,615
*	Unitika Ltd.	364,700	499,696
	Universal Entertainment Corp.	105,600	1,556,588
	Valuence Holdings, Inc.	1,600	29,495
# *	Village Vanguard Co. Ltd.	36,600	273,840
	VT Holdings Co. Ltd.	474,400	1,621,691
	Wacoal Holdings Corp.	262,300	5,925,873
#	Waseda Academy Co. Ltd.	43,600	416,304

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	WATAMI Co. Ltd.	2,200	$17,399
#	Watts Co. Ltd.	52,100	210,887
	Weds Co. Ltd.	14,500	61,003
	World Co. Ltd.	94,100	1,031,014
#	Xebio Holdings Co. Ltd.	153,896	1,029,005
	Yachiyo Industry Co. Ltd.	12,400	114,665
	Yagi & Co. Ltd.	18,600	180,939
	Yamae Group Holdings Co. Ltd.	12,300	301,353
#	Yasunaga Corp.	23,800	129,186
	Yellow Hat Ltd.	217,900	2,764,486
	Yondoshi Holdings, Inc.	95,520	1,205,789
	Yonex Co. Ltd.	186,000	1,984,522
#	Yorozu Corp.	98,800	625,500
#	Yoshinoya Holdings Co. Ltd.	332,200	6,252,992
	Yutaka Giken Co. Ltd.	8,700	116,965
TOTAL CONSUMER DISCRETIONARY			419,290,341
CONSUMER STAPLES — (8.2%)
	Aeon Hokkaido Corp.	176,000	1,026,126
	AFC-HD AMS Life Science Co. Ltd.	53,800	283,789
	Ain Holdings, Inc.	122,500	3,611,475
#	Albis Co. Ltd.	35,813	580,738
	Arcs Co. Ltd.	263,600	4,802,137
	Artnature, Inc.	111,500	607,319
	Axial Retailing, Inc.	107,000	2,677,923
	Axxzia, Inc.	4,800	33,042
	Belc Co. Ltd.	66,900	3,073,334
	Bourbon Corp.	54,800	843,415
	Bull-Dog Sauce Co. Ltd.	3,000	41,801
	Cawachi Ltd.	79,400	1,320,752
	C'BON COSMETICS Co. Ltd.	10,800	110,930
	Chubu Shiryo Co. Ltd.	141,700	1,036,309
	Chuo Gyorui Co. Ltd.	9,800	199,060
	Como Co. Ltd.	2,600	47,899
	Cota Co. Ltd.	124,950	1,328,330
	Create SD Holdings Co. Ltd.	139,300	3,156,697
	Daikokutenbussan Co. Ltd.	33,700	1,419,633
	Delica Foods Holdings Co. Ltd.	59,900	254,519
#	DyDo Group Holdings, Inc.	56,600	2,085,093
	Ebara Foods Industry, Inc.	30,900	608,629
#	Eco's Co. Ltd.	45,800	626,263
#	Ensuiko Sugar Refining Co. Ltd.	86,200	150,535
	Ezaki Glico Co. Ltd.	211,100	5,794,664
	Fancl Corp.	202,183	3,084,943
	Feed One Co. Ltd.	147,148	783,382
	Fuji Oil Holdings, Inc.	240,200	3,642,494
	Fujicco Co. Ltd.	116,100	1,497,325
#	Fujiya Co. Ltd.	68,900	1,172,097
#	G-7 Holdings, Inc.	141,300	1,171,343
	Genky DrugStores Co. Ltd.	50,300	1,859,157
	H2O Retailing Corp.	506,645	6,153,326
	HABA Laboratories, Inc.	15,000	237,323
	Hagoromo Foods Corp.	17,900	366,364
	Halows Co. Ltd.	56,100	1,577,099
#	Heiwado Co. Ltd.	182,800	3,189,804
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	689,328
	Hokuto Corp.	139,200	1,694,742
#	House Foods Group, Inc.	34,100	711,346
#	Ichimasa Kamaboko Co. Ltd.	38,800	199,086

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Imuraya Group Co. Ltd.	58,647	$888,285
#	Inageya Co. Ltd.	39,100	380,400
# *	I-NE Co. Ltd.	18,300	362,233
	Itochu-Shokuhin Co. Ltd.	35,100	1,605,747
	Itoham Yonekyu Holdings, Inc.	144,280	3,908,586
	Iwatsuka Confectionery Co. Ltd.	8,700	299,235
	JM Holdings Co. Ltd.	79,700	1,036,816
	J-Oil Mills, Inc.	118,900	1,418,298
	Kadoya Sesame Mills, Inc.	15,600	365,303
	Kagome Co. Ltd.	124,200	2,695,240
	Kakiyasu Honten Co. Ltd.	53,400	885,325
#	Kameda Seika Co. Ltd.	66,800	1,830,144
#	Kaneko Seeds Co. Ltd.	44,700	436,253
#	Kanemi Co. Ltd.	1,200	24,769
	Kanro, Inc.	5,300	73,539
	Kato Sangyo Co. Ltd.	148,900	3,955,963
	Kenko Mayonnaise Co. Ltd.	65,977	642,805
#	Kibun Foods, Inc.	13,800	104,108
	Kitanotatsujin Corp.	7,257	11,606
	Koike-ya, Inc.	300	17,786
	Kotobuki Spirits Co. Ltd.	282,000	4,556,700
	Kusuri no Aoki Holdings Co. Ltd.	84,600	4,897,725
	Kyokuyo Co. Ltd.	56,899	1,499,282
#	Lacto Japan Co. Ltd.	47,000	658,846
	Life Corp.	85,500	2,082,190
	Mandom Corp.	216,800	1,998,901
#	Marudai Food Co. Ltd.	111,400	1,242,888
	Maruha Nichiro Corp.	229,987	3,946,375
	Maxvalu Tokai Co. Ltd.	47,000	922,662
	Medical System Network Co. Ltd.	134,500	366,862
	Megmilk Snow Brand Co. Ltd.	266,700	4,088,897
#	Meito Sangyo Co. Ltd.	54,100	583,124
	Milbon Co. Ltd.	162,452	4,514,693
#	Ministop Co. Ltd.	85,400	837,559
	Mitsubishi Shokuhin Co. Ltd.	99,700	2,602,359
	Mitsui DM Sugar Holdings Co. Ltd.	109,370	2,202,380
	Miyoshi Oil & Fat Co. Ltd.	29,900	235,044
	Morinaga & Co. Ltd.	212,599	7,679,764
	Morinaga Milk Industry Co. Ltd.	167,000	6,283,902
#	Morozoff Ltd.	37,400	919,308
#	MTG Co. Ltd.	24,700	254,174
	Nagatanien Holdings Co. Ltd.	69,000	1,028,657
	Nakamuraya Co. Ltd.	25,999	536,562
	Natori Co. Ltd.	65,000	859,089
#	Nichimo Co. Ltd.	16,300	437,685
#	Nihon Chouzai Co. Ltd.	73,420	724,919
	Niitaka Co. Ltd.	12,960	180,818
	Nippn Corp.	327,800	4,764,966
	Nippon Beet Sugar Manufacturing Co. Ltd.	60,000	768,547
	Nishimoto Co. Ltd.	19,500	631,625
	Nisshin Oillio Group Ltd.	151,900	4,251,169
	Nissui Corp.	1,771,500	8,671,235
	Nitto Fuji Flour Milling Co. Ltd.	16,200	531,064
	Noevir Holdings Co. Ltd.	87,600	3,097,504
#	Oenon Holdings, Inc.	294,200	833,945
#	OIE Sangyo Co. Ltd.	22,000	296,482
# *	Oisix ra daichi, Inc.	174,300	1,873,095
	Okuwa Co. Ltd.	170,800	994,267
#	OUG Holdings, Inc.	21,300	345,795

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Pickles Holdings Co. Ltd.	56,900	$499,720
	Pigeon Corp.	722,925	8,159,905
#	Premium Water Holdings, Inc.	8,100	155,720
#	Prima Meat Packers Ltd.	171,000	2,805,083
#	Qol Holdings Co. Ltd.	152,400	1,891,491
#	Retail Partners Co. Ltd.	108,800	1,268,757
	Riken Vitamin Co. Ltd.	139,200	2,064,280
	Rokko Butter Co. Ltd.	77,900	719,382
	S Foods, Inc.	112,762	2,523,034
	S&B Foods, Inc.	41,698	1,096,722
#	Sagami Rubber Industries Co. Ltd.	56,000	355,838
	San-A Co. Ltd.	118,000	3,772,791
	Sapporo Holdings Ltd.	261,120	8,302,425
	Sato Foods Co. Ltd.	800	30,565
	Satudora Holdings Co. Ltd.	3,900	19,854
#	Shinnihonseiyaku Co. Ltd.	45,600	466,040
	Shinobu Foods Products Co. Ltd.	1,600	9,892
	Shoei Foods Corp.	51,300	1,667,257
	Showa Sangyo Co. Ltd.	114,300	2,335,760
	Soiken Holdings, Inc.	17,400	26,543
#	ST Corp.	38,000	379,104
	Starzen Co. Ltd.	86,100	1,490,827
	STI Foods Holdings, Inc.	500	14,407
	Takara Holdings, Inc.	666,677	5,351,278
	Toho Co. Ltd.	49,900	1,126,473
	Torigoe Co. Ltd.	94,500	429,907
	Transaction Co. Ltd.	89,700	1,118,723
#	United Super Markets Holdings, Inc.	336,900	2,410,116
	Valor Holdings Co. Ltd.	216,000	3,158,584
	Warabeya Nichiyo Holdings Co. Ltd.	84,760	1,602,019
	Watahan & Co. Ltd.	87,600	776,022
	Wellneo Sugar Co. Ltd.	98,300	1,363,170
	Yaizu Suisankagaku Industry Co. Ltd.	57,700	508,600
	YAKUODO Holdings Co. Ltd.	64,600	1,161,755
#	YA-MAN Ltd.	191,300	1,293,682
	Yamatane Corp.	59,000	821,474
#	Yamaya Corp.	23,500	457,265
#	Yamazawa Co. Ltd.	11,800	99,199
#	Yaoko Co. Ltd.	66,300	3,409,854
#	Yokorei Co. Ltd.	296,900	2,404,295
#	Yomeishu Seizo Co. Ltd.	43,800	540,739
	Yuasa Funashoku Co. Ltd.	14,300	290,571
#	Yukiguni Maitake Co. Ltd.	58,900	354,150
	Yutaka Foods Corp.	3,900	47,360
TOTAL CONSUMER STAPLES			236,673,704
ENERGY — (0.8%)
#	BP Castrol KK	44,100	272,869
#	Fuji Oil Co. Ltd.	255,300	583,968
	Itochu Enex Co. Ltd.	346,100	3,485,500
	Japan Oil Transportation Co. Ltd.	7,500	134,967
	Japan Petroleum Exploration Co. Ltd.	215,300	8,068,057
	Mitsuuroko Group Holdings Co. Ltd.	195,200	1,668,841
*	Modec, Inc.	3,000	36,837
*	Nippon Coke & Engineering Co. Ltd.	949,100	780,224
	Sala Corp.	305,500	1,554,912
	San-Ai Obbli Co. Ltd.	380,000	4,026,479
	Sinanen Holdings Co. Ltd.	46,500	1,259,939

The Japanese Small Company Series

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Toyo Kanetsu KK	48,100	$1,086,869
TOTAL ENERGY			22,959,462
FINANCIALS — (9.6%)
	77 Bank Ltd.	351,052	7,434,383
	Advance Create Co. Ltd.	42,700	308,640
	AEON Financial Service Co. Ltd.	353,100	3,043,956
#	Aichi Financial Group, Inc.	223,570	3,659,735
	Aiful Corp.	1,118,100	2,901,216
#	Aizawa Securities Group Co. Ltd.	200,800	1,350,606
	Akatsuki Corp.	144,000	418,068
	Akita Bank Ltd.	88,440	1,193,003
	Anicom Holdings, Inc.	151,500	622,391
#	Aozora Bank Ltd.	250,600	5,119,754
#	Aruhi Corp.	50,500	309,067
	Asax Co. Ltd.	9,300	42,966
	Awa Bank Ltd.	201,400	3,084,433
#	Bank of Iwate Ltd.	82,982	1,448,515
#	Bank of Kochi Ltd.	42,600	290,668
#	Bank of Nagoya Ltd.	66,130	2,294,000
	Bank of Saga Ltd.	76,820	1,044,073
	Bank of the Ryukyus Ltd.	246,680	1,878,750
#	Bank of Toyama Ltd.	9,200	111,672
#	Casa, Inc.	28,400	164,552
	Chiba Kogyo Bank Ltd.	278,458	1,619,601
	Chugin Financial Group, Inc.	686,300	5,117,273
	Daishi Hokuetsu Financial Group, Inc.	238,700	6,049,969
	Daito Bank Ltd.	9,300	45,909
	eGuarantee, Inc.	221,400	2,882,620
#	Ehime Bank Ltd.	216,673	1,422,118
#	Entrust, Inc.	54,900	346,892
#	FIDEA Holdings Co. Ltd.	110,890	1,188,308
#	Financial Partners Group Co. Ltd.	166,700	1,498,139
*	Fintech Global, Inc.	24,600	10,057
#	First Bank of Toyama Ltd.	311,400	1,952,797
#	First Brothers Co. Ltd.	21,000	175,674
#	Fukui Bank Ltd.	119,700	1,244,020
	Fuyo General Lease Co. Ltd.	32,300	2,599,476
#	GMO Financial Gate, Inc.	18,600	1,323,613
#	GMO Financial Holdings, Inc.	243,300	1,181,832
	Gunma Bank Ltd.	2,072,540	9,656,140
	Hachijuni Bank Ltd.	767,141	4,228,978
	Hirogin Holdings, Inc.	1,509,400	9,247,435
#	Hirose Tusyo, Inc.	20,800	402,709
#	Hokkoku Financial Holdings, Inc.	139,100	4,833,035
	Hokuhoku Financial Group, Inc.	688,853	7,363,381
	HS Holdings Co. Ltd.	137,296	904,482
	Hyakugo Bank Ltd.	1,361,409	4,876,489
	Hyakujushi Bank Ltd.	134,700	2,361,427
#	Ichiyoshi Securities Co. Ltd.	183,200	860,629
#	IwaiCosmo Holdings, Inc.	118,400	1,383,288
#	Iyogin Holdings, Inc.	988,118	7,092,553
#	J Trust Co. Ltd.	67,841	216,956
	Jaccs Co. Ltd.	139,800	4,826,359
	JAFCO Group Co. Ltd.	527,200	5,799,172
	Japan Investment Adviser Co. Ltd.	69,300	784,076
	Japan Securities Finance Co. Ltd.	577,000	5,535,998
#	Jimoto Holdings, Inc.	41,850	120,958
#	J-Lease Co. Ltd.	31,900	439,348

The Japanese Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Juroku Financial Group, Inc.	188,800	$4,723,516
	Keiyo Bank Ltd.	596,046	2,756,403
#	Kita-Nippon Bank Ltd.	43,506	676,854
#	Kiyo Bank Ltd.	397,390	3,975,315
#	Kyokuto Securities Co. Ltd.	141,400	878,395
	Kyushu Financial Group, Inc.	1,975,137	10,177,418
#	Kyushu Leasing Service Co. Ltd.	34,000	235,610
#	M&A Capital Partners Co. Ltd.	89,400	1,600,984
#	Marusan Securities Co. Ltd.	336,700	1,882,053
#	Matsui Securities Co. Ltd.	626,100	3,439,506
	Mercuria Holdings Co. Ltd.	58,400	325,835
#	Mito Securities Co. Ltd.	302,600	922,605
	Miyazaki Bank Ltd.	90,200	1,675,342
	Mizuho Leasing Co. Ltd.	173,100	5,679,319
#	Monex Group, Inc.	1,037,500	3,858,544
#	Money Partners Group Co. Ltd.	113,300	228,590
#	Mortgage Service Japan Ltd.	26,100	98,756
#	Musashino Bank Ltd.	176,100	3,249,751
#	Nanto Bank Ltd.	158,400	2,816,826
	NEC Capital Solutions Ltd.	60,200	1,308,599
	Nishi-Nippon Financial Holdings, Inc.	739,500	8,441,099
	North Pacific Bank Ltd.	1,701,800	4,106,553
*	OAK Capital Corp.	194,800	123,903
	Ogaki Kyoritsu Bank Ltd.	213,000	2,953,083
	Oita Bank Ltd.	87,599	1,592,565
	Okasan Securities Group, Inc.	946,200	4,395,049
	Okinawa Financial Group, Inc.	122,660	1,988,274
	Orient Corp.	278,390	2,159,790
	Premium Group Co. Ltd.	185,900	1,979,244
#	Procrea Holdings, Inc.	236,072	3,089,811
#	Ricoh Leasing Co. Ltd.	95,200	2,792,339
	San ju San Financial Group, Inc.	118,793	1,473,427
	San-In Godo Bank Ltd.	937,900	6,061,496
	SBI Global Asset Management Co. Ltd.	140,900	528,998
	SBI Insurance Group Co. Ltd.	7,600	61,339
	Senshu Ikeda Holdings, Inc.	1,298,928	2,786,233
	Shiga Bank Ltd.	279,100	6,521,598
	Shikoku Bank Ltd.	224,500	1,523,510
#	Shimizu Bank Ltd.	58,200	627,075
	Sparx Group Co. Ltd.	115,060	1,158,169
#	Strike Co. Ltd.	51,700	1,156,886
	Suruga Bank Ltd.	883,900	3,737,427
#	Taiko Bank Ltd.	41,800	374,990
	Tochigi Bank Ltd.	556,100	1,193,087
#	Toho Bank Ltd.	1,201,200	2,263,917
#	Tohoku Bank Ltd.	61,300	471,459
	Tokai Tokyo Financial Holdings, Inc.	1,166,274	3,780,784
	Tokyo Kiraboshi Financial Group, Inc.	165,038	4,967,345
	Tomato Bank Ltd.	25,600	211,084
#	TOMONY Holdings, Inc.	881,943	2,715,395
#	Tottori Bank Ltd.	51,600	485,053
	Towa Bank Ltd.	204,700	862,030
#	Toyo Securities Co. Ltd.	365,300	784,335
	Traders Holdings Co. Ltd.	13,720	62,169
	Tsukuba Bank Ltd.	426,400	758,005
#	Wellnet Corp.	59,600	233,794
#	Yamagata Bank Ltd.	143,600	1,090,020
#	Yamaguchi Financial Group, Inc.	1,237,672	10,834,611

The Japanese Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Yamanashi Chuo Bank Ltd.	154,226	$1,712,828
TOTAL FINANCIALS			278,881,154
HEALTH CARE — (4.8%)
	Amvis Holdings, Inc.	54,100	940,679
	As One Corp.	130,500	4,756,033
	ASKA Pharmaceutical Holdings Co. Ltd.	130,700	1,481,607
	Astena Holdings Co. Ltd.	194,800	642,086
	BML, Inc.	145,400	2,715,605
#	Carenet, Inc.	130,800	784,798
	CE Holdings Co. Ltd.	9,500	37,662
# *	CellSource Co. Ltd.	21,100	354,260
	Charm Care Corp. KK	112,500	878,927
#	CMIC Holdings Co. Ltd.	63,200	727,682
	Create Medic Co. Ltd.	38,700	233,656
#	Daiken Medical Co. Ltd.	103,800	368,514
	Daito Pharmaceutical Co. Ltd.	85,338	1,340,092
	Eiken Chemical Co. Ltd.	205,400	1,874,579
	Elan Corp.	191,600	1,049,152
	EM Systems Co. Ltd.	54,700	268,949
	FALCO HOLDINGS Co. Ltd.	53,300	692,244
#	FINDEX, Inc.	94,500	475,632
	France Bed Holdings Co. Ltd.	134,455	1,090,614
	Fuji Pharma Co. Ltd.	95,200	741,827
	Fukuda Denshi Co. Ltd.	125,900	4,571,479
#	Fuso Pharmaceutical Industries Ltd.	42,600	561,999
*	GNI Group Ltd.	89,700	1,222,862
#	H.U. Group Holdings, Inc.	334,600	5,677,850
	Hogy Medical Co. Ltd.	65,900	1,407,659
	Hoshi Iryo-Sanki Co. Ltd.	9,600	268,523
#	I'rom Group Co. Ltd.	38,400	487,251
*	Japan Hospice Holdings, Inc.	12,400	209,428
	Japan Lifeline Co. Ltd.	369,100	2,870,318
	Japan Medical Dynamic Marketing, Inc.	99,400	500,505
#	JCR Pharmaceuticals Co. Ltd.	125,332	1,251,010
	Jeol Ltd.	233,500	6,946,734
	JMS Co. Ltd.	104,457	377,375
	Kaken Pharmaceutical Co. Ltd.	104,800	2,450,599
	Kanamic Network Co. Ltd.	142,300	495,327
	Kissei Pharmaceutical Co. Ltd.	174,100	3,942,635
	Koa Shoji Holdings Co. Ltd.	4,100	19,333
#	Kyorin Pharmaceutical Co. Ltd.	249,346	3,051,503
#	Linical Co. Ltd.	69,400	314,174
	Mani, Inc.	400,600	4,857,482
	Medical Data Vision Co. Ltd.	152,800	821,058
	Medikit Co. Ltd.	2,000	35,771
#	Medius Holdings Co. Ltd.	68,500	348,192
*	Medley, Inc.	20,800	666,873
#	MedPeer, Inc.	7,900	53,807
	Menicon Co. Ltd.	335,390	4,311,320
#	Mizuho Medy Co. Ltd.	22,400	443,086
#	Mochida Pharmaceutical Co. Ltd.	60,098	1,338,820
	Nakanishi, Inc.	351,400	8,213,551
	Nihon Kohden Corp.	127,900	3,157,418
	Nipro Corp.	856,500	6,918,484
	Paramount Bed Holdings Co. Ltd.	253,000	3,981,642
*	PeptiDream, Inc.	59,193	637,064
	Pharma Foods International Co. Ltd.	31,200	317,466
#	PHC Holdings Corp.	4,800	48,915

The Japanese Small Company Series

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
*	RaQualia Pharma, Inc.	900	$4,473
	Rion Co. Ltd.	51,800	772,861
	Sawai Group Holdings Co. Ltd.	168,900	5,165,049
	Seed Co. Ltd.	68,100	378,371
	Seikagaku Corp.	233,700	1,261,215
#	Shin Nippon Biomedical Laboratories Ltd.	134,300	1,680,304
	Ship Healthcare Holdings, Inc.	317,400	4,810,251
	Shofu, Inc.	67,400	970,095
#	Software Service, Inc.	18,600	1,260,454
	Solasto Corp.	334,100	1,381,965
	St-Care Holding Corp.	81,600	458,283
*	StemCell Institute	4,300	74,337
	Sumitomo Pharma Co. Ltd.	571,600	2,044,715
	Suzuken Co. Ltd.	47,900	1,481,370
*	SymBio Pharmaceuticals Ltd.	4,700	11,945
	Takara Bio, Inc.	174,500	1,613,051
	Techno Medica Co. Ltd.	14,700	213,058
#	Toho Holdings Co. Ltd.	299,200	6,412,151
	Tokai Corp.	123,400	1,567,278
	Torii Pharmaceutical Co. Ltd.	88,300	2,284,354
#	Towa Pharmaceutical Co. Ltd.	166,300	3,157,617
#	Trans Genic, Inc.	51,100	98,402
	Tsumura & Co.	285,418	5,299,810
	Value HR Co. Ltd.	92,800	786,783
	Vital KSK Holdings, Inc.	246,500	1,652,458
	Wakamoto Pharmaceutical Co. Ltd.	85,300	127,180
	WIN-Partners Co. Ltd.	89,900	654,763
	ZERIA Pharmaceutical Co. Ltd.	55,000	815,793
TOTAL HEALTH CARE			140,670,497
INDUSTRIALS — (28.7%)
#	Abalance Corp.	12,000	269,878
	Advan Group Co. Ltd.	144,200	1,017,235
	Aeon Delight Co. Ltd.	114,400	2,518,861
	Aichi Corp.	223,100	1,492,687
	Aida Engineering Ltd.	303,600	2,033,343
# *	Aidma Holdings, Inc.	5,500	79,753
	Airtech Japan Ltd.	2,000	17,456
#	AIT Corp.	19,600	232,094
	Ajis Co. Ltd.	28,900	444,341
	Alconix Corp.	141,600	1,281,506
#	Alinco, Inc.	80,500	577,487
	Alps Logistics Co. Ltd.	110,100	1,188,511
	Altech Corp.	101,970	1,727,358
	Anest Iwata Corp.	220,200	1,758,733
	Asahi Diamond Industrial Co. Ltd.	294,200	1,741,302
	Asahi Kogyosha Co. Ltd.	51,400	836,153
	Asanuma Corp.	83,700	2,009,231
#	Asukanet Co. Ltd.	31,200	139,092
#	AZ-COM MARUWA Holdings, Inc.	189,800	2,699,928
#	Bando Chemical Industries Ltd.	207,500	2,274,371
	Bell System24 Holdings, Inc.	213,400	2,254,874
	Benefit One, Inc.	367,900	2,657,006
#	Br Holdings Corp.	206,100	505,665
	Bunka Shutter Co. Ltd.	346,800	2,563,626
	Canare Electric Co. Ltd.	21,200	207,863
	Career Design Center Co. Ltd.	1,900	24,710
#	Careerlink Co. Ltd.	25,500	413,442
#	Central Glass Co. Ltd.	179,300	3,552,759

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Central Security Patrols Co. Ltd.	53,000	$1,107,151
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	878,887
# *	Chiyoda Corp.	897,400	2,271,098
	Chiyoda Integre Co. Ltd.	66,200	1,224,596
	Chori Co. Ltd.	67,600	1,353,304
	Chudenko Corp.	183,100	2,955,844
	Chugai Ro Co. Ltd.	33,500	498,872
#	Chuo Warehouse Co. Ltd.	21,000	155,358
	CKD Corp.	244,600	3,362,657
#	CMC Corp.	30,200	286,531
	Copro-Holdings Co. Ltd.	7,600	61,851
	Cosel Co. Ltd.	146,800	1,221,118
	Creek & River Co. Ltd.	67,100	944,287
# *	CrowdWorks, Inc.	8,100	78,084
	CTI Engineering Co. Ltd.	69,200	2,077,568
	CTS Co. Ltd.	157,100	734,364
	Dai-Dan Co. Ltd.	178,400	1,770,429
#	Daido Kogyo Co. Ltd.	41,000	204,744
	Daihatsu Diesel Manufacturing Co. Ltd.	108,000	635,694
	Daihen Corp.	123,600	4,182,227
	Daiho Corp.	69,700	1,837,230
	Dai-Ichi Cutter Kogyo KK	46,300	398,657
	Daiichi Jitsugyo Co. Ltd.	153,300	1,908,237
	Daiichi Kensetsu Corp.	35,200	401,878
#	Daiki Axis Co. Ltd.	41,900	205,402
	Daiseki Co. Ltd.	285,355	7,628,732
#	Daiseki Eco. Solution Co. Ltd.	21,959	172,297
#	Daisue Construction Co. Ltd.	48,200	468,051
	Daiwa Industries Ltd.	174,500	1,610,244
	Denyo Co. Ltd.	96,400	1,370,929
	Dip Corp.	211,735	5,212,430
	DMG Mori Co. Ltd.	677,300	11,494,448
	DMW Corp.	4,800	118,970
#	Duskin Co. Ltd.	261,100	5,656,790
	Ebara Jitsugyo Co. Ltd.	64,800	1,179,041
#	Eidai Co. Ltd.	184,700	276,698
	EJ Holdings, Inc.	30,100	350,087
	en Japan, Inc.	183,508	2,854,140
	Endo Lighting Corp.	56,300	480,610
#	Envipro Holdings, Inc.	34,400	156,121
	ERI Holdings Co. Ltd.	14,100	187,146
#	EXEO Group, Inc.	493,200	10,105,267
#	F&M Co. Ltd.	44,400	659,196
# *	FDK Corp.	67,898	371,555
	Forum Engineering, Inc.	31,400	276,109
	Freund Corp.	67,856	358,777
	Fudo Tetra Corp.	97,080	1,302,215
	Fuji Corp.	369,200	5,727,622
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	51,412
	Fujikura Ltd.	631,500	5,074,539
	Fujisash Co. Ltd.	523,057	269,167
#	Fukuda Corp.	53,200	1,723,318
	Fukushima Galilei Co. Ltd.	79,400	2,575,906
	Fukuvi Chemical Industry Co. Ltd.	10,600	54,131
	Fukuyama Transporting Co. Ltd.	98,957	2,599,113
	FULLCAST Holdings Co. Ltd.	126,600	1,591,245
	Funai Soken Holdings, Inc.	241,570	4,214,791
	Furukawa Co. Ltd.	171,819	1,928,893
	Furukawa Electric Co. Ltd.	411,000	6,544,521

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Futaba Corp.	208,200	$738,620
#	Gakujo Co. Ltd.	5,600	75,290
	Gecoss Corp.	95,900	629,342
	Giken Ltd.	15,799	212,005
	Glory Ltd.	288,855	5,758,751
	gremz, Inc.	32,900	507,364
	GS Yuasa Corp.	393,683	7,006,986
	Hamakyorex Co. Ltd.	100,900	2,739,049
	Hanwa Co. Ltd.	169,500	5,373,816
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	61,936
#	Hazama Ando Corp.	1,150,400	8,972,682
	Helios Techno Holding Co. Ltd.	6,800	18,932
	Hibiya Engineering Ltd.	109,900	1,716,154
	Hirakawa Hewtech Corp.	70,800	670,035
#	Hirano Tecseed Co. Ltd.	56,700	811,293
#	Hirata Corp.	22,700	1,136,238
	Hisaka Works Ltd.	119,700	765,358
	Hitachi Zosen Corp.	1,026,379	5,747,912
	Hito Communications Holdings, Inc.	42,900	409,728
#	Hokuetsu Industries Co. Ltd.	137,200	1,905,484
#	Hokuriku Electrical Construction Co. Ltd.	89,040	612,341
#	Hosokawa Micron Corp.	87,500	2,397,374
	Howa Machinery Ltd.	65,100	339,850
	Ichiken Co. Ltd.	28,197	393,497
	Ichinen Holdings Co. Ltd.	125,100	1,202,003
#	Idec Corp.	187,600	3,719,581
#	Iino Kaiun Kaisha Ltd.	490,700	3,440,747
	Imura & Co. Ltd.	13,700	110,173
	Inaba Denki Sangyo Co. Ltd.	319,300	6,905,413
	Inaba Seisakusho Co. Ltd.	60,400	624,275
	Inabata & Co. Ltd.	280,200	5,862,353
	Insource Co. Ltd.	295,300	2,043,193
	Integrated Design & Engineering Holdings Co. Ltd.	74,200	1,773,246
#	Inui Global Logistics Co. Ltd.	80,380	710,486
#	IR Japan Holdings Ltd.	56,500	657,450
	Iseki & Co. Ltd.	104,549	826,002
	Ishii Iron Works Co. Ltd.	11,000	228,135
	Itoki Corp.	209,900	2,115,016
	Iwaki Co. Ltd.	56,100	668,951
	JAC Recruitment Co. Ltd.	105,100	1,784,960
	Japan Elevator Service Holdings Co. Ltd.	373,000	5,463,588
#	Japan Foundation Engineering Co. Ltd.	119,000	396,873
	Japan Pulp & Paper Co. Ltd.	72,300	2,361,191
	Japan Steel Works Ltd.	72,600	1,345,574
	Japan Transcity Corp.	244,600	1,079,371
	JDC Corp.	79,900	354,405
#	JK Holdings Co. Ltd.	87,140	564,516
#	Juki Corp.	174,000	718,203
	Kamei Corp.	148,700	1,450,985
	Kanaden Corp.	105,700	927,341
#	Kanagawa Chuo Kotsu Co. Ltd.	41,200	873,836
	Kaname Kogyo Co. Ltd.	1,300	6,881
	Kanamoto Co. Ltd.	184,300	3,236,684
	Kandenko Co. Ltd.	616,100	5,673,001
	Kanematsu Corp.	492,625	6,808,102
	Katakura Industries Co. Ltd.	151,500	1,767,836
#	Kato Works Co. Ltd.	54,900	441,500
	Kawada Technologies, Inc.	32,300	1,351,552
#	Kawata Manufacturing Co. Ltd.	23,300	175,921

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Keihin Co. Ltd.	4,500	$59,487
	KFC Ltd.	8,700	76,529
	Kimura Chemical Plants Co. Ltd.	98,900	493,248
#	Kimura Unity Co. Ltd.	47,000	431,308
#	King Jim Co. Ltd.	61,200	359,498
*	Kitagawa Corp.	50,300	485,115
	Kitano Construction Corp.	21,072	421,137
	Kitz Corp.	405,100	2,800,718
# *	Kobe Electric Railway Co. Ltd.	37,299	747,078
	Koike Sanso Kogyo Co. Ltd.	7,000	179,088
	Kokuyo Co. Ltd.	449,525	7,123,678
#	KOMAIHALTEC, Inc.	15,300	201,827
	Komatsu Wall Industry Co. Ltd.	49,300	967,128
	Komori Corp.	262,605	1,857,312
#	Kondotec, Inc.	114,200	900,239
	Konoike Transport Co. Ltd.	170,700	2,207,491
#	Kosaido Holdings Co. Ltd.	95,200	1,888,572
	Kozo Keikaku Engineering, Inc.	22,000	547,528
#	KPP Group Holdings Co. Ltd.	231,500	1,061,668
	KRS Corp.	75,600	513,244
	Kumagai Gumi Co. Ltd.	209,600	4,940,019
	Kyodo Printing Co. Ltd.	38,500	807,474
#	Kyokuto Boeki Kaisha Ltd.	66,000	811,404
	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	2,336,689
#	KYORITSU Co. Ltd.	151,200	193,072
#	Kyudenko Corp.	216,100	6,764,729
	LIKE, Inc.	61,300	627,017
#	Link & Motivation, Inc.	264,200	766,464
*	LTS, Inc.	3,200	86,753
	Mabuchi Motor Co. Ltd.	252,834	7,546,102
#	Maezawa Industries, Inc.	49,000	334,366
#	Maezawa Kasei Industries Co. Ltd.	84,000	850,182
	Maezawa Kyuso Industries Co. Ltd.	122,700	986,322
	Makino Milling Machine Co. Ltd.	145,100	6,328,837
	Management Solutions Co. Ltd.	54,200	1,016,081
	Marufuji Sheet Piling Co. Ltd.	11,800	187,354
	MARUKA FURUSATO Corp.	45,807	822,011
	Marumae Co. Ltd.	31,900	376,879
	Maruyama Manufacturing Co., Inc.	12,800	193,163
	Maruzen Co. Ltd.	65,800	916,632
	Maruzen Showa Unyu Co. Ltd.	79,400	2,009,102
#	Matching Service Japan Co. Ltd.	52,000	389,859
	Matsuda Sangyo Co. Ltd.	75,682	1,199,097
#	Matsui Construction Co. Ltd.	118,900	606,363
	Max Co. Ltd.	158,700	2,907,848
	Meidensha Corp.	216,410	3,246,629
#	Meiho Facility Works Ltd.	31,200	152,343
	Meiji Electric Industries Co. Ltd.	51,600	501,117
#	Meiji Shipping Co. Ltd.	81,700	491,893
	Meisei Industrial Co. Ltd.	216,000	1,459,992
	Meitec Corp.	478,200	8,648,389
#	Meiwa Corp.	145,600	640,431
*	MetaReal Corp.	26,300	215,876
	METAWATER Co. Ltd.	114,300	1,424,861
#	Midac Holdings Co. Ltd.	30,100	382,798
#	Mie Kotsu Group Holdings, Inc.	346,700	1,321,536
	Mirai Industry Co. Ltd.	4,600	105,738
	Mirait One Corp.	565,135	7,429,113
	Mitani Corp.	294,600	2,763,854

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Mitani Sangyo Co. Ltd.	145,000	$307,309
	Mitsubishi Kakoki Kaisha Ltd.	39,000	722,934
	Mitsubishi Logisnext Co. Ltd.	181,300	1,654,695
	Mitsubishi Logistics Corp.	174,800	4,642,885
	Mitsubishi Pencil Co. Ltd.	133,500	1,712,658
#	Mitsuboshi Belting Ltd.	89,300	2,738,599
	Mitsui E&S Co. Ltd.	302,581	1,172,955
#	Mitsui Matsushima Holdings Co. Ltd.	71,100	1,308,851
	Mitsui-Soko Holdings Co. Ltd.	125,200	3,603,390
#	Miyaji Engineering Group, Inc.	75,035	1,529,688
	Mori-Gumi Co. Ltd.	69,500	158,113
	Morita Holdings Corp.	202,300	2,153,203
#	NAC Co. Ltd.	61,300	396,891
	Nachi-Fujikoshi Corp.	86,900	2,333,316
	Nadex Co. Ltd.	22,200	175,930
	Nagase & Co. Ltd.	584,600	9,185,925
	Naigai Trans Line Ltd.	41,700	704,455
#	Nakabayashi Co. Ltd.	113,400	394,363
	Nakakita Seisakusho Co. Ltd.	3,700	70,901
	Nakamoto Packs Co. Ltd.	33,300	369,438
	Nakanishi Manufacturing Co. Ltd.	5,700	62,880
	Nakano Corp.	29,400	84,896
#	Namura Shipbuilding Co. Ltd.	246,528	1,432,319
	Narasaki Sangyo Co. Ltd.	25,400	440,773
	Nice Corp.	30,000	292,735
	Nichias Corp.	378,700	7,760,095
	Nichiban Co. Ltd.	68,100	832,705
	Nichiden Corp.	92,100	1,533,041
	Nichiha Corp.	159,280	3,131,587
	Nichireki Co. Ltd.	148,800	1,987,265
	Nihon Dengi Co. Ltd.	30,800	892,364
	Nihon Flush Co. Ltd.	122,000	720,326
#	Nihon M&A Center Holdings, Inc.	1,034,900	4,973,669
	Nikkiso Co. Ltd.	304,400	2,061,698
	Nikko Co. Ltd.	157,244	691,696
	Nikkon Holdings Co. Ltd.	369,900	7,816,577
	Nippi, Inc.	11,900	336,078
#	Nippon Air Conditioning Services Co. Ltd.	187,100	982,906
	Nippon Aqua Co. Ltd.	59,400	413,617
	Nippon Carbon Co. Ltd.	65,400	1,992,007
	Nippon Concept Corp.	39,500	470,502
	Nippon Densetsu Kogyo Co. Ltd.	224,600	3,294,155
#	Nippon Dry-Chemical Co. Ltd.	11,300	157,994
	Nippon Filcon Co. Ltd.	15,700	49,782
#	Nippon Hume Corp.	137,300	799,383
	Nippon Parking Development Co. Ltd.	1,161,400	1,655,317
#	Nippon Rietec Co. Ltd.	26,400	229,860
	Nippon Road Co. Ltd.	102,000	1,281,705
	Nippon Seisen Co. Ltd.	14,800	472,303
	Nippon Sharyo Ltd.	37,725	529,312
*	Nippon Sheet Glass Co. Ltd.	526,400	2,845,831
	Nippon Thompson Co. Ltd.	338,500	1,251,816
	Nippon Tungsten Co. Ltd.	6,699	111,070
	Nishimatsu Construction Co. Ltd.	190,100	4,714,273
	Nishi-Nippon Railroad Co. Ltd.	269,800	4,476,994
	Nishio Holdings Co. Ltd.	123,800	2,922,253
	Nissei ASB Machine Co. Ltd.	50,300	1,528,761
#	Nissei Plastic Industrial Co. Ltd.	105,100	715,806
	Nisshinbo Holdings, Inc.	838,680	6,232,650

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nissin Corp.	90,000	$1,609,262
*	Nisso Corp.	79,600	412,808
	Nitta Corp.	119,600	2,654,752
#	Nitto Boseki Co. Ltd.	70,700	1,648,068
	Nitto Kogyo Corp.	166,300	3,985,582
	Nitto Kohki Co. Ltd.	65,000	852,970
	Nitto Seiko Co. Ltd.	170,378	678,676
	Nittoc Construction Co. Ltd.	117,600	858,326
#	Nittoku Co. Ltd.	3,100	51,025
	NJS Co. Ltd.	36,800	739,240
	Noda Corp.	116,900	1,066,281
#	Nomura Micro Science Co. Ltd.	39,900	1,622,597
	Noritake Co. Ltd.	57,700	2,397,889
	Noritsu Koki Co. Ltd.	117,000	2,600,415
	Noritz Corp.	165,800	1,757,066
#	NS Tool Co. Ltd.	105,300	742,870
#	NS United Kaiun Kaisha Ltd.	58,900	1,550,696
#	NTN Corp.	2,389,800	4,549,355
	Obara Group, Inc.	72,300	1,864,271
#	Ochi Holdings Co. Ltd.	8,900	84,729
	Odawara Engineering Co. Ltd.	8,500	142,052
	Ohba Co. Ltd.	76,500	487,730
	Ohmoto Gumi Co. Ltd.	12,300	208,519
	Oiles Corp.	139,970	1,879,166
	Okabe Co. Ltd.	205,100	1,028,973
	Okada Aiyon Corp.	42,800	595,202
	Okamoto Machine Tool Works Ltd.	25,299	928,952
	Okamura Corp.	368,200	5,559,852
#	OKUMA Corp.	147,700	6,486,565
	Okumura Corp.	181,680	5,455,419
	Onoken Co. Ltd.	107,500	1,236,793
	Open Up Group, Inc.	165,300	2,027,438
#	Organo Corp.	162,700	4,562,593
#	Oriental Consultants Holdings Co. Ltd.	6,100	106,947
	Oriental Shiraishi Corp.	747,300	1,643,053
#	Origin Co. Ltd.	24,900	209,902
	OSG Corp.	514,200	6,046,395
	Outsourcing, Inc.	724,300	5,589,814
	Oyo Corp.	126,400	2,104,872
	Paraca, Inc.	35,900	475,019
*	Park24 Co. Ltd.	185,200	2,346,613
	Parker Corp.	34,000	193,514
#	Pasco Corp.	11,200	127,524
	Pasona Group, Inc.	135,800	1,482,408
#	Pegasus Co. Ltd.	130,100	535,274
	Penta-Ocean Construction Co. Ltd.	728,500	4,329,789
	People Dreams & Technologies Group Co. Ltd.	23,700	260,644
	Pilot Corp.	131,300	4,506,223
	Prestige International, Inc.	638,800	2,639,820
	Pronexus, Inc.	104,900	823,569
	PS Mitsubishi Construction Co. Ltd.	203,300	1,134,803
#	Punch Industry Co. Ltd.	88,700	257,941
	Quick Co. Ltd.	77,000	1,082,390
	Raito Kogyo Co. Ltd.	282,600	3,899,720
	Raiznext Corp.	268,200	2,604,226
*	Raksul, Inc.	131,500	1,167,939
	Rasa Corp.	63,200	708,995
	Rheon Automatic Machinery Co. Ltd.	98,100	874,292
	Rix Corp.	17,300	346,284

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Ryobi Ltd.	140,840	$2,860,392
#	S LINE GROUP Co. Ltd.	23,800	144,536
	Sakai Heavy Industries Ltd.	22,800	810,896
#	Sakai Moving Service Co. Ltd.	140,800	2,348,364
	Sanki Engineering Co. Ltd.	268,900	2,916,896
	Sanko Gosei Ltd.	134,300	637,537
	Sanko Metal Industrial Co. Ltd.	15,700	423,948
	Sankyo Tateyama, Inc.	139,674	881,051
	Sankyu, Inc.	165,500	5,721,499
	Sansei Technologies, Inc.	64,500	532,908
	Sansha Electric Manufacturing Co. Ltd.	60,700	555,262
	Sanyo Denki Co. Ltd.	53,600	2,449,112
#	Sanyo Electric Railway Co. Ltd.	101,698	1,468,746
	Sanyo Engineering & Construction, Inc.	60,200	283,637
	Sanyo Industries Ltd.	9,900	138,587
	Sanyo Trading Co. Ltd.	138,600	1,249,477
	Sata Construction Co. Ltd.	86,199	305,446
	Sato Holdings Corp.	160,800	2,269,089
#	Sato Shoji Corp.	86,800	877,200
	SBS Holdings, Inc.	117,700	2,205,418
#	SEC Carbon Ltd.	10,900	1,045,455
	Seibu Electric & Machinery Co. Ltd.	10,300	95,205
	Seika Corp.	44,500	664,791
	Seikitokyu Kogyo Co. Ltd.	101,230	1,061,069
	Sekisui Jushi Corp.	192,600	3,068,744
	Senko Group Holdings Co. Ltd.	688,500	4,825,883
#	Senshu Electric Co. Ltd.	77,500	1,827,592
	Shibaura Machine Co. Ltd.	120,800	3,328,509
#	Shibusawa Warehouse Co. Ltd.	58,000	1,180,865
	Shibuya Corp.	93,100	1,561,787
	Shima Seiki Manufacturing Ltd.	161,330	1,927,602
#	Shimojima Co. Ltd.	48,800	378,762
	Shin Maint Holdings Co. Ltd.	14,600	168,156
	Shin Nippon Air Technologies Co. Ltd.	84,680	1,359,760
	Shinki Bus Co. Ltd.	1,900	43,384
#	Shinmaywa Industries Ltd.	348,100	2,965,447
	Shinnihon Corp.	164,700	1,351,386
#	Shinsho Corp.	30,000	1,160,620
	Shinwa Co. Ltd.	60,300	956,612
	Shinwa Co. Ltd.	24,800	125,711
	SHO-BOND Holdings Co. Ltd.	5,200	204,243
	SIGMAXYZ Holdings, Inc.	204,400	2,148,125
	Sinfonia Technology Co. Ltd.	135,800	1,458,732
	Sinko Industries Ltd.	122,500	1,811,276
	Sintokogio Ltd.	263,500	1,926,584
	SMS Co. Ltd.	246,500	4,189,010
	Soda Nikka Co. Ltd.	105,700	729,475
	Sodick Co. Ltd.	268,900	1,314,890
	Sotetsu Holdings, Inc.	272,700	5,362,540
#	Space Co. Ltd.	94,862	587,997
	S-Pool, Inc.	396,700	1,264,745
	Star Micronics Co. Ltd.	213,900	2,682,639
#	Studio Alice Co. Ltd.	56,600	785,985
	Subaru Enterprise Co. Ltd.	6,300	511,388
	Sugimoto & Co. Ltd.	61,600	909,509
#	Sumiseki Holdings, Inc.	221,100	726,574
	Sumitomo Densetsu Co. Ltd.	109,300	2,027,228
	Sumitomo Mitsui Construction Co. Ltd.	848,440	2,333,556
#	Sumitomo Warehouse Co. Ltd.	333,600	5,319,160

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Suzumo Machinery Co. Ltd.	4,400	$30,925
	SWCC Corp.	154,100	2,193,048
#	Tacmina Corp.	14,700	156,931
	Tadano Ltd.	647,500	5,493,110
	Taihei Dengyo Kaisha Ltd.	89,200	2,424,674
#	Taiheiyo Kouhatsu, Inc.	41,300	223,534
	Taikisha Ltd.	157,700	4,764,640
	Taisei Oncho Co. Ltd.	14,900	233,830
#	Takamatsu Construction Group Co. Ltd.	90,100	1,605,981
	Takamiya Co. Ltd.	137,800	452,438
#	Takano Co. Ltd.	41,200	239,507
	Takaoka Toko Co. Ltd.	59,920	841,054
	Takara & Co. Ltd.	48,355	797,520
#	Takara Standard Co. Ltd.	196,500	2,433,103
	Takasago Thermal Engineering Co. Ltd.	251,400	4,882,679
	Takashima & Co. Ltd.	74,800	464,998
#	Takatori Corp.	4,500	163,010
	Takeuchi Manufacturing Co. Ltd.	209,400	6,847,358
	Takigami Steel Construction Co. Ltd.	5,300	297,764
#	Takisawa Machine Tool Co. Ltd.	25,500	442,584
	Takuma Co. Ltd.	190,300	1,967,918
	Tanabe Engineering Corp.	39,500	414,767
	Tanseisha Co. Ltd.	230,049	1,438,127
# *	Tatsuta Electric Wire & Cable Co. Ltd.	179,300	839,520
	Techno Ryowa Ltd.	68,690	620,444
	Techno Smart Corp.	46,800	531,537
	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,745,569
	Teikoku Sen-I Co. Ltd.	113,000	1,460,752
	Tekken Corp.	83,400	1,186,146
	Terasaki Electric Co. Ltd.	24,300	288,564
	Tess Holdings Co. Ltd.	72,200	253,667
	TKC Corp.	183,400	4,460,975
	Toa Corp.	82,100	2,059,194
	TOA ROAD Corp.	50,400	1,798,831
#	Toba, Inc.	9,800	214,165
	Tobishima Corp.	111,970	1,035,703
	Tocalo Co. Ltd.	374,400	3,405,712
	Toda Corp.	763,300	4,129,909
	Toenec Corp.	54,000	1,528,769
	Togami Electric Manufacturing Co. Ltd.	17,800	256,546
	TOKAI Holdings Corp.	642,800	3,979,540
	Tokai Lease Co. Ltd.	16,600	146,829
	Tokyo Energy & Systems, Inc.	130,900	865,455
	Tokyo Keiki, Inc.	71,022	695,159
#	Tokyo Sangyo Co. Ltd.	126,500	703,779
	Tokyu Construction Co. Ltd.	523,900	2,731,801
#	Toli Corp.	255,900	625,774
#	Tomoe Corp.	138,700	530,092
#	Tomoe Engineering Co. Ltd.	46,400	948,973
	Tonami Holdings Co. Ltd.	35,500	1,100,433
	Torishima Pump Manufacturing Co. Ltd.	118,300	1,503,330
#	Totech Corp.	48,100	1,674,036
	Totetsu Kogyo Co. Ltd.	152,800	2,998,431
	Toukei Computer Co. Ltd.	6,810	282,887
	Toyo Construction Co. Ltd.	492,600	4,012,729
#	Toyo Denki Seizo KK	15,650	102,840
*	Toyo Engineering Corp.	194,378	888,670
#	Toyo Logistics Co. Ltd.	17,020	166,380
#	Toyo Machinery & Metal Co. Ltd.	100,000	458,634

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Toyo Tanso Co. Ltd.	87,200	$3,158,118
#	Toyo Wharf & Warehouse Co. Ltd.	24,100	227,339
	Trancom Co. Ltd.	47,200	2,316,282
	Transcosmos, Inc.	114,200	2,438,758
	TRE Holdings Corp.	54,000	435,212
	Trinity Industrial Corp.	36,000	226,495
	Trusco Nakayama Corp.	236,800	3,875,266
	Tsubaki Nakashima Co. Ltd.	257,500	1,341,636
	Tsubakimoto Chain Co.	158,840	4,110,465
	Tsubakimoto Kogyo Co. Ltd.	28,400	935,375
	Tsugami Corp.	267,700	2,072,620
	Tsukishima Holdings Co. Ltd.	165,000	1,455,249
	Tsurumi Manufacturing Co. Ltd.	114,300	2,344,401
#	Ueki Corp.	60,800	612,357
	UEX Ltd.	2,900	23,695
	Union Tool Co.	46,900	1,215,215
	Ushio, Inc.	592,600	7,191,631
*	UT Group Co. Ltd.	178,700	2,661,595
*	Visional, Inc.	121,700	6,122,718
	Wakachiku Construction Co. Ltd.	74,800	1,503,161
	Wakita & Co. Ltd.	217,200	2,037,782
	WDB Holdings Co. Ltd.	59,200	808,251
	Weathernews, Inc.	36,200	1,530,772
	Will Group, Inc.	96,500	699,520
	World Holdings Co. Ltd.	50,700	822,940
	Yahagi Construction Co. Ltd.	172,600	1,451,510
	YAMABIKO Corp.	217,528	2,091,988
	YAMADA Consulting Group Co. Ltd.	50,438	545,137
#	Yamashina Corp.	245,700	144,506
#	Yamato Corp.	108,400	694,359
	Yamaura Corp.	14,400	120,011
#	Yamazen Corp.	353,200	2,775,229
	Yasuda Logistics Corp.	99,100	707,238
	Yokogawa Bridge Holdings Corp.	198,600	3,707,645
	Yondenko Corp.	54,120	1,028,986
	Yuasa Trading Co. Ltd.	103,900	2,870,778
	Yuken Kogyo Co. Ltd.	5,100	77,877
	Yurtec Corp.	257,400	1,651,218
	Yushin Precision Equipment Co. Ltd.	31,700	145,129
	Zaoh Co. Ltd.	25,900	439,356
	Zenitaka Corp.	14,800	367,764
#	Zuiko Corp.	94,600	775,156
TOTAL INDUSTRIALS			833,312,121
INFORMATION TECHNOLOGY — (14.0%)
	A&D HOLON Holdings Co. Ltd.	138,500	1,574,844
*	Access Co. Ltd.	29,900	156,898
	Ad-sol Nissin Corp.	45,308	517,735
#	Adtec Plasma Technology Co. Ltd.	25,000	276,658
#	AGS Corp.	13,000	61,658
	Ai Holdings Corp.	240,500	3,807,849
*	AI inside, Inc.	400	11,894
	Aichi Tokei Denki Co. Ltd.	44,837	527,110
#	Aiphone Co. Ltd.	66,800	1,338,813
*	Allied Telesis Holdings KK	191,200	134,228
	Alpha Systems, Inc.	23,920	453,590
	Alps Alpine Co. Ltd.	902,442	7,823,466
	Amano Corp.	291,800	6,404,279
#	Anritsu Corp.	851,999	6,079,274

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	AOI Electronics Co. Ltd.	27,700	$343,724
	Argo Graphics, Inc.	102,600	2,276,741
#	Arisawa Manufacturing Co. Ltd.	207,900	1,472,787
	Asahi Intelligence Service Co. Ltd.	1,300	11,020
#	Atled Corp.	15,700	152,739
	Avant Group Corp.	127,700	1,110,411
	Base Co. Ltd.	20,900	601,751
	BrainPad, Inc.	86,500	499,222
#	Business Brain Showa-Ota, Inc.	41,500	599,501
#	Business Engineering Corp.	9,200	202,241
	CAC Holdings Corp.	75,200	886,627
	Canon Electronics, Inc.	122,900	1,553,892
#	CDS Co. Ltd.	15,500	181,375
#	Celsys, Inc.	190,200	948,447
#	Change Holdings, Inc.	203,200	2,385,964
#	Chino Corp.	45,000	608,049
#	Citizen Watch Co. Ltd.	1,550,700	9,538,744
	CMK Corp.	275,600	1,235,436
	Computer Engineering & Consulting Ltd.	170,100	1,814,171
	Computer Institute of Japan Ltd.	227,278	864,228
	Comture Corp.	143,900	2,226,357
	Core Corp.	45,800	526,432
#	Cresco Ltd.	84,700	1,002,028
#	Cross Cat Co. Ltd.	8,200	56,117
#	Cube System, Inc.	60,600	460,652
	Cyber Com Co. Ltd.	10,600	93,609
*	Cyber Security Cloud, Inc.	11,900	181,019
	Cyberlinks Co. Ltd.	28,900	151,018
	Cybozu, Inc.	167,200	2,261,269
	Daiko Denshi Tsushin Ltd.	23,100	101,137
#	Daishinku Corp.	148,696	765,465
	Daitron Co. Ltd.	55,600	1,121,932
	Daiwabo Holdings Co. Ltd.	574,800	11,020,482
	Dawn Corp.	4,000	53,434
	Densan System Holdings Co. Ltd.	43,600	838,159
#	Dexerials Corp.	345,400	8,504,621
	Digital Arts, Inc.	72,500	2,240,098
#	Digital Hearts Holdings Co. Ltd.	74,800	501,337
	Digital Information Technologies Corp.	61,700	755,716
	DKK Co. Ltd.	55,100	879,959
#	DKK-Toa Corp.	31,400	182,610
#	Double Standard, Inc.	36,100	407,231
#	DTS Corp.	250,500	5,344,049
	Ebase Co. Ltd.	125,600	552,981
#	E-Guardian, Inc.	60,900	1,087,047
	Eizo Corp.	96,200	3,260,230
	Elecom Co. Ltd.	256,300	2,984,434
#	Elematec Corp.	113,542	1,403,132
	Enomoto Co. Ltd.	29,100	325,625
#	Enplas Corp.	46,100	3,219,218
	ESPEC Corp.	116,100	1,862,905
#	Ferrotec Holdings Corp.	245,700	4,686,633
#	Fixstars Corp.	124,200	970,016
#	Focus Systems Corp.	53,700	352,016
#	Forval Corp.	51,100	380,238
	FTGroup Co. Ltd.	51,000	431,514
	Fuji Soft, Inc.	48,600	1,571,998
	Fukui Computer Holdings, Inc.	60,500	1,077,904
	Furuno Electric Co. Ltd.	155,900	1,439,615

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Furuya Metal Co. Ltd.	17,800	$1,228,626
	Future Corp.	289,100	2,905,609
	GL Sciences, Inc.	44,500	684,998
#	Glosel Co. Ltd.	113,200	352,425
#	GMO GlobalSign Holdings KK	24,200	443,872
	GMO internet group, Inc.	202,920	3,137,611
	GMO Pepabo, Inc.	4,600	41,386
	Hagiwara Electric Holdings Co. Ltd., Class C	47,100	1,246,001
#	Hakuto Co. Ltd.	82,700	2,799,641
# *	Hennge KK	13,200	97,489
	Himacs Ltd.	960	9,019
	Hioki EE Corp.	60,900	2,938,905
	Hochiki Corp.	91,500	989,769
#	Hokuriku Electric Industry Co. Ltd.	21,839	207,409
	Horiba Ltd.	117,300	6,337,197
	Hosiden Corp.	304,400	3,901,574
*	Hotto Link, Inc.	55,800	125,693
#	Icom, Inc.	54,900	1,223,335
#	ID Holdings Corp.	79,450	765,463
	I'll, Inc.	36,500	948,199
	Ines Corp.	123,100	1,353,460
#	I-Net Corp.	76,490	876,499
	Information Services International-Dentsu Ltd.	5,700	217,742
#	Innotech Corp.	96,100	1,029,006
#	Intelligent Wave, Inc.	50,500	316,587
	Inter Action Corp.	34,200	235,327
	I-PEX, Inc.	72,100	767,308
	Iriso Electronics Co. Ltd.	126,400	3,544,814
	ISB Corp.	51,700	498,738
*	ITbook Holdings Co. Ltd.	44,600	100,508
	Itfor, Inc.	172,600	1,273,085
# *	Iwatsu Electric Co. Ltd.	53,100	279,165
#	Japan Aviation Electronics Industry Ltd.	294,700	5,858,466
#	Japan Cash Machine Co. Ltd.	128,900	862,309
	Japan Electronic Materials Corp.	60,200	551,005
	Japan Material Co. Ltd.	429,600	6,577,628
	Japan System Techniques Co. Ltd.	32,200	485,847
	Jastec Co. Ltd.	71,600	725,763
#	JBCC Holdings, Inc.	90,100	1,715,607
	JFE Systems, Inc.	10,000	214,127
# *	JIG-SAW, Inc.	20,800	547,677
	Justsystems Corp.	173,700	3,473,544
	Kaga Electronics Co. Ltd.	100,200	4,340,604
*	Kaonavi, Inc.	9,300	137,626
	KEL Corp.	27,900	358,078
#	Koa Corp.	193,600	2,327,219
*	Konica Minolta, Inc.	1,977,700	6,438,409
	KSK Co. Ltd.	3,000	51,795
#	Kyoden Co. Ltd.	40,468	162,311
	Kyosan Electric Manufacturing Co. Ltd.	228,400	743,781
#	Kyowa Electronic Instruments Co. Ltd.	116,100	290,245
#	LAC Co. Ltd.	91,600	468,264
	Macnica Holdings, Inc.	116,050	5,448,323
#	Marubun Corp.	106,400	816,543
	Maruwa Co. Ltd.	50,300	7,870,776
	Maxell Ltd.	242,000	2,707,113
	MCJ Co. Ltd.	428,700	3,215,174
	Megachips Corp.	102,600	2,866,029
#	Meiko Electronics Co. Ltd.	129,300	2,928,030

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Melco Holdings, Inc.	35,600	$741,279
	Micronics Japan Co. Ltd.	158,600	2,241,914
	MIMAKI ENGINEERING Co. Ltd.	113,200	601,042
	Mimasu Semiconductor Industry Co. Ltd.	107,681	1,997,188
	Miraial Co. Ltd.	40,000	375,296
	Miroku Jyoho Service Co. Ltd.	112,800	1,241,942
	Mitsubishi Research Institute, Inc.	50,700	1,641,513
	Mitsui High-Tec, Inc.	3,200	165,726
	m-up Holdings, Inc.	175,500	1,501,878
#	Mutoh Holdings Co. Ltd.	7,400	101,791
#	Nagano Keiki Co. Ltd.	86,800	1,506,648
	Naigai Tec Corp.	7,900	117,861
	NEC Networks & System Integration Corp.	235,508	3,092,289
	NET One Systems Co. Ltd.	448,016	8,502,152
	NF Holdings Corp.	12,900	103,565
	Nichicon Corp.	294,200	2,771,005
#	Nihon Dempa Kogyo Co. Ltd.	118,900	1,106,896
	Nihon Denkei Co. Ltd.	43,300	596,602
	Nippon Ceramic Co. Ltd.	8,900	158,398
*	Nippon Chemi-Con Corp.	110,100	1,186,065
	Nippon Computer Dynamics Co. Ltd.	36,200	237,835
	Nippon Electric Glass Co. Ltd.	385,836	7,185,562
#	Nippon Information Development Co. Ltd.	12,600	145,318
#	Nippon Kodoshi Corp.	51,600	682,364
	Nippon Signal Company Ltd.	284,800	1,790,104
	Nissha Co. Ltd.	242,900	2,727,777
	Nohmi Bosai Ltd.	140,700	1,663,731
	NSD Co. Ltd.	482,660	9,149,035
	NSW, Inc.	48,600	910,872
#	Ohara, Inc.	48,700	422,682
	Oki Electric Industry Co. Ltd.	503,756	3,389,997
	Optex Group Co. Ltd.	178,820	1,934,133
*	Optim Corp.	86,500	498,258
	Optorun Co. Ltd.	102,800	1,261,244
	Oro Co. Ltd.	39,000	560,005
	Osaki Electric Co. Ltd.	205,040	930,444
#	Oval Corp.	35,600	103,203
	PCI Holdings, Inc.	45,300	318,821
	Plus Alpha Consulting Co. Ltd.	40,400	756,859
	Pole To Win Holdings, Inc.	184,697	650,651
#	Pro-Ship, Inc.	51,100	431,472
	Restar Holdings Corp.	108,800	1,780,559
	Riken Keiki Co. Ltd.	87,100	3,509,111
	Riso Kagaku Corp.	52,400	818,207
	River Eletec Corp.	29,700	110,283
	Roland DG Corp.	76,900	1,748,524
	Rorze Corp.	64,000	4,408,167
	RS Technologies Co. Ltd.	54,300	1,035,297
	RYODEN Corp.	92,900	1,444,498
#	Ryosan Co. Ltd.	118,000	3,506,792
	Saison Information Systems Co. Ltd.	27,400	356,692
#	Sakura Internet, Inc.	107,800	877,614
	Samco, Inc.	19,400	550,211
	Sanken Electric Co. Ltd.	106,200	6,422,780
#	Sanshin Electronics Co. Ltd.	70,900	1,031,729
	Santec Holdings Corp.	11,800	208,897
	Satori Electric Co. Ltd.	73,880	929,527
#	Saxa Holdings, Inc.	21,300	348,994
	SB Technology Corp.	62,000	934,994

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Seikoh Giken Co. Ltd.	23,900	$224,615
#	SEMITEC Corp.	32,000	415,030
#	SERAKU Co. Ltd.	9,700	84,062
	Shibaura Electronics Co. Ltd.	43,000	1,727,655
#	Shibaura Mechatronics Corp.	67,200	3,155,675
	Shikino High-Tech Co. Ltd.	2,300	38,799
	Shindengen Electric Manufacturing Co. Ltd.	43,600	889,683
	Shinko Shoji Co. Ltd.	231,100	1,833,322
#	Shizuki Electric Co., Inc.	112,800	352,278
	Showa Shinku Co. Ltd.	24,400	227,335
	Sigma Koki Co. Ltd.	27,900	290,622
	Siix Corp.	186,300	1,894,109
	Simplex Holdings, Inc.	73,900	1,337,219
#	SK-Electronics Co. Ltd.	49,000	987,033
*	Smaregi, Inc.	6,500	121,307
#	SMK Corp.	26,049	430,487
	Softcreate Holdings Corp.	96,400	1,121,736
	Soliton Systems KK	54,100	415,273
	Solxyz Co. Ltd.	29,700	90,130
	SRA Holdings	69,900	1,628,756
	Startia Holdings, Inc.	5,600	67,238
	Sumida Corp.	156,349	1,594,729
	Sun-Wa Technos Corp.	75,500	1,084,218
	Suzuden Corp.	2,100	30,907
	Suzuki Co. Ltd.	65,977	523,094
	System D, Inc.	1,100	10,341
# *	System Information Co. Ltd.	61,800	383,102
	System Research Co. Ltd.	29,800	582,453
	System Support, Inc.	26,800	375,466
	Systems Engineering Consultants Co. Ltd.	6,600	154,008
	Systena Corp.	1,578,800	2,837,670
#	T&S, Inc.	13,400	215,247
#	Tachibana Eletech Co. Ltd.	101,760	1,905,284
#	TAKEBISHI Corp.	52,200	638,041
#	Tamura Corp.	441,800	1,649,346
	Tazmo Co. Ltd.	13,300	259,180
	TDC Soft, Inc.	93,400	1,057,147
	TechMatrix Corp.	242,600	2,567,674
*	Techno Horizon Co. Ltd.	9,700	34,508
	Tecnos Japan, Inc.	46,100	226,934
#	Teikoku Tsushin Kogyo Co. Ltd.	42,900	528,769
#	TESEC Corp.	22,600	458,063
	Toho System Science Co. Ltd.	4,050	34,646
#	Tokyo Electron Device Ltd.	125,400	2,965,959
	Tokyo Seimitsu Co. Ltd.	202,100	10,104,445
#	Tomen Devices Corp.	17,800	575,983
	Topcon Corp.	663,300	7,314,796
#	Torex Semiconductor Ltd.	52,900	760,654
	Toshiba TEC Corp.	137,400	3,136,650
	Towa Corp.	114,400	3,169,333
	Toyo Corp.	149,600	1,305,416
	Tri Chemical Laboratories, Inc.	155,900	3,224,360
#	Tsuzuki Denki Co. Ltd.	42,800	662,407
#	Ubicom Holdings, Inc.	33,400	300,761
#	Uchida Yoko Co. Ltd.	46,900	2,125,009
	ULS Group, Inc.	13,800	391,923
	Ulvac, Inc.	188,200	6,781,023
	UNITED, Inc.	48,400	308,775
	User Local, Inc.	9,200	111,812

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	V Technology Co. Ltd.	55,000	$763,216
*	Valtes Co. Ltd.	15,900	104,663
#	VINX Corp.	25,600	220,569
	Wacom Co. Ltd.	625,200	2,477,132
#	WILLs, Inc.	34,200	139,797
	WingArc1st, Inc.	35,100	598,708
	Yamaichi Electronics Co. Ltd.	136,700	1,569,943
#	Yashima Denki Co. Ltd.	119,500	1,065,970
	YE DIGITAL Corp.	700	3,272
	Yokowo Co. Ltd.	111,075	1,168,539
TOTAL INFORMATION TECHNOLOGY			406,152,955
MATERIALS — (12.7%)
	Achilles Corp.	70,900	682,975
	ADEKA Corp.	507,000	8,657,522
	Agro-Kanesho Co. Ltd.	2,300	20,814
	Aica Kogyo Co. Ltd.	200,800	4,476,642
	Aichi Steel Corp.	66,965	1,750,205
	Arakawa Chemical Industries Ltd.	95,500	649,393
#	Araya Industrial Co. Ltd.	12,200	229,883
#	ARE Holdings, Inc.	470,200	5,962,652
	Asahi Printing Co. Ltd.	25,700	151,512
	Asahi Yukizai Corp.	87,600	2,163,815
	Asahipen Corp.	2,100	25,038
	Asia Pile Holdings Corp.	187,730	876,300
	C Uyemura & Co. Ltd.	68,300	4,303,505
	Carlit Holdings Co. Ltd.	122,213	779,924
#	Chuetsu Pulp & Paper Co. Ltd.	32,800	306,166
	Chugoku Marine Paints Ltd.	274,300	2,486,154
	CI Takiron Corp.	281,800	1,081,579
#	CK-San-Etsu Co. Ltd.	22,800	549,204
	Dai Nippon Toryo Co. Ltd.	118,200	766,273
	Daicel Corp.	731,200	6,117,100
	Daido Steel Co. Ltd.	156,900	6,375,674
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	110,600	703,951
	Daiken Corp.	61,300	1,226,718
	Daiki Aluminium Industry Co. Ltd.	170,400	1,486,517
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	76,800	1,166,193
#	Daio Paper Corp.	357,700	2,926,934
#	Denka Co. Ltd.	233,200	4,212,376
	DIC Corp.	341,600	5,544,961
	DKS Co. Ltd.	41,115	478,301
	Dowa Holdings Co. Ltd.	162,100	5,037,191
	Dynapac Co. Ltd.	8,500	86,844
	FP Corp.	66,100	1,061,464
	Fuji Seal International, Inc.	247,028	2,941,807
	Fujikura Kasei Co. Ltd.	138,000	430,799
	Fujimi, Inc.	254,200	5,104,329
	Fujimori Kogyo Co. Ltd.	98,500	2,445,948
	Fuso Chemical Co. Ltd.	111,900	2,936,204
	Godo Steel Ltd.	57,500	1,764,294
	Gun-Ei Chemical Industry Co. Ltd.	26,200	581,582
#	Hakudo Co. Ltd.	41,600	631,249
#	Harima Chemicals Group, Inc.	81,900	451,760
	Hodogaya Chemical Co. Ltd.	35,300	749,964
	Hokkan Holdings Ltd.	54,841	553,360
	Hokko Chemical Industry Co. Ltd.	115,300	733,923
#	Hokuetsu Corp.	766,899	5,560,039
#	Ise Chemicals Corp.	11,600	668,834

The Japanese Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Ishihara Chemical Co. Ltd.	72,000	$767,562
	Ishihara Sangyo Kaisha Ltd.	193,150	1,911,652
	Ishizuka Glass Co. Ltd.	10,200	184,041
	Japan Pure Chemical Co. Ltd.	500	8,762
	JCU Corp.	128,600	2,670,841
	JSP Corp.	79,400	1,084,490
	Kaneka Corp.	199,700	5,177,280
	Kanto Denka Kogyo Co. Ltd.	261,700	1,527,363
	Katakura & Co-op Agri Corp.	8,700	66,639
	KeePer Technical Laboratory Co. Ltd.	84,800	3,301,300
#	KEIWA, Inc.	51,200	483,608
	KH Neochem Co. Ltd.	198,942	3,050,318
#	Kimoto Co. Ltd.	181,500	225,736
	Koatsu Gas Kogyo Co. Ltd.	185,393	937,494
	Kohsoku Corp.	70,200	954,105
#	Konishi Co. Ltd.	166,100	2,530,372
	Konoshima Chemical Co. Ltd.	37,500	360,853
	Krosaki Harima Corp.	30,100	1,937,421
	Kumiai Chemical Industry Co. Ltd.	318,287	2,357,870
#	Kunimine Industries Co. Ltd.	41,700	289,211
	Kureha Corp.	98,450	5,473,707
	Kurimoto Ltd.	59,000	1,087,763
	Kuriyama Holdings Corp.	78,000	470,362
	Kyoei Steel Ltd.	135,500	1,801,898
#	Kyowa Leather Cloth Co. Ltd.	75,300	343,905
	Lintec Corp.	258,000	4,124,730
	Maeda Kosen Co. Ltd.	118,600	2,370,444
	Maruichi Steel Tube Ltd.	221,200	5,498,911
	MEC Co. Ltd.	95,700	2,363,657
#	Mipox Corp.	14,500	48,378
	Mitani Sekisan Co. Ltd.	66,000	2,030,725
	Mitsubishi Materials Corp.	291,600	4,714,786
#	Mitsubishi Paper Mills Ltd.	192,600	777,953
#	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	609,268
#	Mitsui Mining & Smelting Co. Ltd.	345,600	8,761,446
#	MORESCO Corp.	30,800	245,128
	Moriroku Holdings Co. Ltd.	13,500	202,536
	Mory Industries, Inc.	33,200	878,104
#	Nakayama Steel Works Ltd.	139,800	845,314
#	Nasu Denki Tekko Co. Ltd.	3,000	175,375
	Neturen Co. Ltd.	209,200	1,399,728
# *	New Japan Chemical Co. Ltd.	111,300	172,562
	Nicca Chemical Co. Ltd.	45,700	275,849
#	Nichia Steel Works Ltd.	45,900	94,827
	Nihon Kagaku Sangyo Co. Ltd.	81,300	600,269
#	Nihon Nohyaku Co. Ltd.	211,300	927,233
	Nihon Parkerizing Co. Ltd.	520,200	3,843,617
# *	Nihon Yamamura Glass Co. Ltd.	58,200	697,082
#	Nippon Carbide Industries Co., Inc.	46,200	539,276
#	Nippon Chemical Industrial Co. Ltd.	45,700	597,156
	Nippon Concrete Industries Co. Ltd.	244,917	537,386
	Nippon Denko Co. Ltd.	625,614	1,270,604
#	Nippon Fine Chemical Co. Ltd.	82,800	1,434,872
	Nippon Kayaku Co. Ltd.	596,300	4,980,049
	Nippon Light Metal Holdings Co. Ltd.	355,390	3,996,523
*	Nippon Paper Industries Co. Ltd.	546,900	4,929,422
	Nippon Pillar Packing Co. Ltd.	113,500	2,959,106
	Nippon Shokubai Co. Ltd.	109,100	3,960,303
	Nippon Soda Co. Ltd.	141,400	5,199,750

The Japanese Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nippon Yakin Kogyo Co. Ltd.	83,949	$2,604,566
#	Nitta Gelatin, Inc.	77,000	365,170
	Nittetsu Mining Co. Ltd.	70,600	2,363,288
	Nozawa Corp.	47,500	268,595
	Oat Agrio Co. Ltd.	49,200	575,051
	Okamoto Industries, Inc.	69,600	2,359,501
	Okura Industrial Co. Ltd.	45,700	792,480
	Osaka Organic Chemical Industry Ltd.	95,843	1,618,102
	Osaka Soda Co. Ltd.	85,499	3,679,879
	Osaka Steel Co. Ltd.	79,300	975,469
#	OSAKA Titanium Technologies Co. Ltd.	85,100	1,730,350
# *	Pacific Metals Co. Ltd.	96,899	906,677
	Pack Corp.	87,200	1,838,496
	Rasa Industries Ltd.	43,000	593,051
	Rengo Co. Ltd.	980,600	6,724,797
	Riken Technos Corp.	231,800	1,107,208
	Sakai Chemical Industry Co. Ltd.	93,300	1,290,455
	Sakata INX Corp.	249,600	2,147,737
	Sanyo Chemical Industries Ltd.	76,700	2,099,680
	Sanyo Special Steel Co. Ltd.	122,960	2,419,776
	Seiko PMC Corp.	64,500	461,059
	Sekisui Kasei Co. Ltd.	150,000	464,449
	Shikoku Kasei Holdings Corp.	224,500	2,478,349
#	Shinagawa Refractories Co. Ltd.	173,500	1,766,794
	Shin-Etsu Polymer Co. Ltd.	275,500	2,462,355
	SK Kaken Co. Ltd.	6,500	297,457
	Soken Chemical & Engineering Co. Ltd.	46,700	607,491
#	Stella Chemifa Corp.	60,500	1,255,571
	Sumitomo Bakelite Co. Ltd.	194,100	8,450,644
	Sumitomo Osaka Cement Co. Ltd.	206,299	5,071,113
	Sumitomo Seika Chemicals Co. Ltd.	53,600	1,622,857
#	T Hasegawa Co. Ltd.	120,000	2,445,465
	T&K Toka Co. Ltd.	123,200	1,177,371
	Taiheiyo Cement Corp.	470,191	8,331,724
	Taisei Lamick Co. Ltd.	36,900	734,879
	Taiyo Holdings Co. Ltd.	220,400	3,774,663
	Takasago International Corp.	82,700	1,664,156
#	Takemoto Yohki Co. Ltd.	35,900	194,609
*	Tanaka Chemical Corp.	13,400	114,510
#	Taoka Chemical Co. Ltd.	15,100	71,701
	Tayca Corp.	92,400	845,942
	Teijin Ltd.	746,688	7,255,593
	Tenma Corp.	111,300	1,775,855
	Toagosei Co. Ltd.	685,100	6,152,676
# *	Toda Kogyo Corp.	4,300	55,023
#	Toho Acetylene Co. Ltd.	12,700	133,819
	Toho Chemical Industry Co. Ltd.	47,000	159,452
#	Toho Titanium Co. Ltd.	201,000	2,407,080
	Toho Zinc Co. Ltd.	83,499	912,149
	Tohoku Steel Co. Ltd.	16,300	201,088
	Tokai Carbon Co. Ltd.	943,200	7,378,453
	Tokushu Tokai Paper Co. Ltd.	52,258	1,195,063
	Tokuyama Corp.	371,497	5,834,884
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	194,446
	Tokyo Rope Manufacturing Co. Ltd.	46,000	418,043
	Tokyo Steel Manufacturing Co. Ltd.	520,100	5,858,445
	Tokyo Tekko Co. Ltd.	61,900	1,461,147
	Tomoku Co. Ltd.	70,600	1,158,660
	Topy Industries Ltd.	83,400	1,419,125

The Japanese Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Toyo Gosei Co. Ltd.	31,100	$1,398,074
	Toyo Ink SC Holdings Co. Ltd.	226,000	3,531,533
	Toyobo Co. Ltd.	498,600	3,590,631
#	TYK Corp.	118,300	264,798
#	UACJ Corp.	194,941	4,086,665
#	UBE Corp.	611,100	10,296,630
#	Ultrafabrics Holdings Co. Ltd.	12,900	122,552
#	Valqua Ltd.	104,799	2,899,651
	Vertex Corp.	126,294	1,254,811
	Wavelock Holdings Co. Ltd.	30,900	133,647
#	Wood One Co. Ltd.	11,797	83,502
# *	W-Scope Corp.	162,400	1,101,295
	Yodogawa Steel Works Ltd.	135,700	3,213,824
#	Yotai Refractories Co. Ltd.	115,400	1,122,495
	Yushiro Chemical Industry Co. Ltd.	54,300	561,079
TOTAL MATERIALS			367,350,469
REAL ESTATE — (1.5%)
	AD Works Group Co. Ltd.	47,879	84,220
#	Airport Facilities Co. Ltd.	143,970	543,953
#	Anabuki Kosan, Inc.	16,400	219,509
	Aoyama Zaisan Networks Co. Ltd.	92,000	673,350
	Apaman Co. Ltd.	75,900	233,167
	Arealink Co. Ltd.	47,573	936,751
	B-Lot Co. Ltd.	25,800	147,071
	Cosmos Initia Co. Ltd.	46,100	223,459
#	CRE, Inc.	38,300	405,791
#	Dear Life Co. Ltd.	152,600	816,342
#	Goldcrest Co. Ltd.	91,970	1,362,493
	Good Com Asset Co. Ltd.	97,600	682,803
	Grandy House Corp.	95,600	408,538
	Heiwa Real Estate Co. Ltd.	120,200	3,197,439
	Ichigo, Inc.	257,400	560,835
#	Japan Property Management Center Co. Ltd.	80,700	615,738
	JINUSHI Co. Ltd.	77,900	999,309
	JSB Co. Ltd.	25,400	910,362
#	Katitas Co. Ltd.	255,000	3,712,015
	Keihanshin Building Co. Ltd.	197,400	1,811,018
	LA Holdings Co. Ltd.	8,700	271,487
# *	Leopalace21 Corp.	955,200	2,093,328
	Loadstar Capital KK	9,200	114,096
	Mirarth Holdings, Inc.	531,000	1,683,209
	Mugen Estate Co. Ltd.	56,900	416,031
	Nisshin Group Holdings Co. Ltd.	205,500	741,897
	Raysum Co. Ltd.	17,448	378,741
	Relo Group, Inc.	355,657	3,845,210
	SAMTY Co. Ltd.	169,950	2,695,931
	Sankyo Frontier Co. Ltd.	23,700	662,664
	Sansei Landic Co. Ltd.	12,000	85,307
# *	SRE Holdings Corp.	4,100	80,649
#	Star Mica Holdings Co. Ltd.	144,400	607,088
	Starts Corp., Inc.	208,300	4,065,531
	Sun Frontier Fudousan Co. Ltd.	178,800	1,799,823
#	Sunnexta Group, Inc.	11,100	72,188
#	Tenpo Innovation Co. Ltd.	3,100	24,268
# *	TKP Corp.	49,700	865,765
	TOC Co. Ltd.	284,250	1,219,317
	Tokyo Rakutenchi Co. Ltd.	16,000	445,240
#	Tokyo Theatres Co., Inc.	47,099	352,577

The Japanese Small Company Series

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Tosei Corp.	187,900	$2,423,865
	Urbanet Corp. Co. Ltd.	92,700	244,861
TOTAL REAL ESTATE			43,733,236
UTILITIES — (1.7%)
#	Chugoku Electric Power Co., Inc.	452,000	2,776,318
	EF-ON, Inc.	80,520	269,531
#	eRex Co. Ltd.	179,300	918,012
	Hiroshima Gas Co. Ltd.	322,200	838,497
	Hokkaido Electric Power Co., Inc.	1,017,900	4,427,590
	Hokkaido Gas Co. Ltd.	92,600	1,469,503
*	Hokuriku Electric Power Co.	1,034,100	5,569,187
#	Hokuriku Gas Co. Ltd.	10,100	259,931
	K&O Energy Group, Inc.	89,200	1,560,432
#	Kasumigaseki Capital Co. Ltd.	5,100	213,985
	Nippon Gas Co. Ltd.	676,700	10,015,381
	Okinawa Electric Power Co., Inc.	268,716	2,017,237
# *	RENOVA, Inc.	203,800	1,537,635
	Saibu Gas Holdings Co. Ltd.	158,200	2,040,797
	Shikoku Electric Power Co., Inc.	756,900	5,175,054
	Shizuoka Gas Co. Ltd.	315,000	2,146,377
	Toell Co. Ltd.	57,500	292,386
	Toho Gas Co. Ltd.	209,200	3,643,223
#	West Holdings Corp.	131,303	2,818,937
TOTAL UTILITIES			47,990,013
TOTAL COMMON STOCKS Cost ($2,742,827,511)			2,858,692,025

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@ §	The DFA Short Term Investment Fund	3,822,974	44,224,165
TOTAL INVESTMENTS — (100.0%)
(Cost $2,787,048,545)^^			$2,902,916,190

ST	Special Tax
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series' investments as of September 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$61,678,073	—	$61,678,073
Consumer Discretionary	—	419,290,341	—	419,290,341
Consumer Staples	—	236,673,704	—	236,673,704
Energy	—	22,959,462	—	22,959,462
Financials	—	278,881,154	—	278,881,154

The Japanese Small Company Series

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Health Care	—	$140,670,497	—	$140,670,497
Industrials	—	833,312,121	—	833,312,121
Information Technology	—	406,152,955	—	406,152,955
Materials	—	367,350,469	—	367,350,469
Real Estate	—	43,733,236	—	43,733,236
Utilities	—	47,990,013	—	47,990,013
Securities Lending Collateral	—	44,224,165	—	44,224,165
TOTAL	—	$2,902,916,190	—	$2,902,916,190

The Asia Pacific Small Company Series

SCHEDULE OF INVESTMENTS

September 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.1%)
AUSTRALIA — (64.9%)
#	29Metals Ltd.	199,119	$88,056
*	3P Learning Ltd.	93,233	76,032
# *	4DMedical Ltd.	44,717	12,858
	A2B Australia Ltd.	511,111	537,119
	Accent Group Ltd.	2,663,037	3,336,762
* ††	ACN Ltd.	1,687	0
#	Acrow Formwork & Construction Services Ltd.	418,199	230,801
*	Actinogen Medical Ltd.	90,520	1,152
#	Adairs Ltd.	944,563	848,116
*	Adbri Ltd.	2,323,028	3,016,713
*	Aeris Resources Ltd.	37,920	4,340
*	Ainsworth Game Technology Ltd.	557,129	361,577
# *	Alcidion Group Ltd.	643,486	45,433
*	Alkane Resources Ltd.	2,919,548	1,132,643
*	Alliance Aviation Services Ltd.	423,816	885,747
# *	Alligator Energy Ltd.	8,107,416	278,387
# *	Altech Batteries Ltd.	174,277	7,754
	Altium Ltd.	120,732	3,333,160
*	Alumina Ltd.	8,476,596	5,155,960
# *	AMA Group Ltd.	10,669,904	286,867
	AMP Ltd.	14,741,242	11,831,637
	Ansell Ltd.	674,263	9,560,286
*	Antipa Minerals Ltd.	3,268,084	27,127
# *	Appen Ltd.	1,110,912	878,571
# *	Arafura Rare Earths Ltd.	12,849,447	2,133,488
#	ARB Corp. Ltd.	498,463	9,958,702
# *	Archer Materials Ltd.	514,440	156,609
*	Ardea Resources Ltd.	232,320	89,422
# *	Ardent Leisure Group Ltd.	2,365,844	711,402
# *	Argosy Minerals Ltd.	2,371,384	294,347
#	ARN Media Ltd.	1,631,677	869,645
# *	Aroa Biosurgery Ltd.	265,147	133,499
	AUB Group Ltd.	670,237	12,504,337
# *	Audinate Group Ltd.	227,366	1,971,636
# *	Aura Energy Ltd.	259,286	56,116
# *	Aurelia Metals Ltd.	13,461,427	763,183
	Aurelia Metals Ltd.	26,582	1,521
*	Ausgold Ltd.	476,043	9,763
*	Aussie Broadband Ltd.	693,912	1,825,031
	Austal Ltd.	2,013,771	2,430,099
#	Austin Engineering Ltd.	845,694	143,641
*	Australian Agricultural Co. Ltd.	2,179,776	1,803,527
#	Australian Clinical Labs Ltd.	744,676	1,362,075
	Australian Ethical Investment Ltd.	350,766	972,591
#	Australian Finance Group Ltd.	1,734,974	1,621,424
# *	Australian Strategic Materials Ltd.	508,382	475,054
# *	Australian Vanadium Ltd.	16,823,179	312,585
#	Australian Vintage Ltd.	2,444,948	596,107
	Auswide Bank Ltd.	192,735	648,401
#	AVJennings Ltd.	5,407,981	1,378,401
# * ††	AVZ Minerals Ltd.	263,719	27,651
# *	Azure Minerals Ltd.	24,167	41,700

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Baby Bunting Group Ltd.	790,916	$1,072,457
	Bank of Queensland Ltd.	3,124,152	11,465,795
# *	Bannerman Energy Ltd.	95,393	171,037
	Bapcor Ltd.	2,073,519	9,020,928
	Base Resources Ltd.	2,267,930	247,161
*	BCI Minerals Ltd.	2,716,101	460,865
	Beach Energy Ltd.	9,020,415	9,414,080
#	Beacon Lighting Group Ltd.	467,032	554,107
	Beacon Minerals Ltd.	2,446,902	39,174
	Bega Cheese Ltd.	1,682,647	2,713,088
#	Bell Financial Group Ltd.	734,391	459,629
*	Bellevue Gold Ltd.	8,913,060	7,842,311
	Bendigo & Adelaide Bank Ltd.	52,439	299,123
*	Berkeley Energia Ltd.	37,692	9,173
# *	Betmakers Technology Group Ltd.	2,293,199	135,493
# *	Bigtincan Holdings Ltd.	1,377,352	321,515
*	Black Cat Syndicate Ltd.	80,356	10,799
# *	Black Rock Mining Ltd.	2,703,893	146,495
*	Boral Ltd.	1,756,335	4,997,475
*	Boss Energy Ltd.	1,911,032	5,915,188
*	Botanix Pharmaceuticals Ltd.	220,516	16,993
#	Bravura Solutions Ltd.	3,062,177	1,458,371
#	Breville Group Ltd.	619,188	8,697,148
	Brickworks Ltd.	389,897	6,229,665
# *	Bubs Australia Ltd.	968,640	102,462
# * ††	BWX Ltd.	744,883	71,838
*	Byron Energy Ltd.	275,427	15,231
# *	Calidus Resources Ltd.	1,056,671	104,923
	Calima Energy Ltd.	1,950,890	112,394
#	Capitol Health Ltd.	5,647,083	761,127
	Capral Ltd.	63,860	368,986
*	Capricorn Metals Ltd.	2,234,300	5,842,053
# *	Carnarvon Energy Ltd.	9,695,227	995,024
#	Cash Converters International Ltd.	2,674,589	353,684
# *	Catapult Group International Ltd.	510,098	350,422
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	430,304	1,258,867
*	Centaurus Metals Ltd.	18,553	8,024
*	Central Petroleum Ltd.	627,414	20,992
*,* ††	Centrebet International Ltd.	162,672	0
*	Cettire Ltd.	14,046	25,781
	Challenger Ltd.	1,269,469	5,202,926
#	Champion Iron Ltd.	1,787,152	7,131,481
# *	City Chic Collective Ltd.	1,254,668	304,586
*	Clean Seas Seafood Ltd.	247,494	74,752
	ClearView Wealth Ltd.	156,351	50,436
#	Clinuvel Pharmaceuticals Ltd.	235,480	2,222,130
	Clover Corp. Ltd.	788,775	531,557
# *	Cobalt Blue Holdings Ltd.	650,479	106,559
	Cobram Estate Olives Ltd.	13,289	11,534
	Codan Ltd.	597,321	3,021,487
#	COG Financial Services Ltd.	11,183	9,986
# *	Cogstate Ltd.	285,806	279,993
	Collins Foods Ltd.	695,512	4,253,119
*	Comet Ridge Ltd.	2,030,633	213,857
*	Cooper Energy Ltd.	17,091,732	1,314,399

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Core Lithium Ltd.	2,708,158	$697,865
Ω	Coronado Global Resources, Inc.	176,844	219,481
	Corporate Travel Management Ltd.	718,327	7,723,801
	Costa Group Holdings Ltd.	2,778,963	5,574,401
#	Credit Corp. Group Ltd.	454,522	5,617,134
	CSR Ltd.	3,090,560	11,137,834
	Dalrymple Bay Infrastructure Ltd.	21,824	39,253
*	Danakali Ltd.	949,453	183,135
	Data#3 Ltd.	1,162,707	5,270,528
*	De Grey Mining Ltd.	7,787,653	5,582,884
# *	Deep Yellow Ltd.	1,950,519	1,629,671
# *	Delta Lithium Ltd.	51,170	24,569
	Deterra Royalties Ltd.	44,338	135,523
*	Develop Global Ltd.	27,549	60,799
#	Dicker Data Ltd.	425,082	2,634,366
	Domain Holdings Australia Ltd.	1,646,019	4,194,624
	Domino's Pizza Enterprises Ltd.	244,515	8,302,730
	Downer EDI Ltd.	4,158,787	10,961,406
# *	Dreadnought Resources Ltd.	5,829,110	175,316
#	Dropsuite Ltd.	52,173	8,216
#	Duratec Ltd.	112,544	93,257
#	Eagers Automotive Ltd.	890,797	7,925,764
*	Earlypay Ltd.	440,857	72,138
# *	Ecograf Ltd.	1,581,731	111,777
	Elanor Investor Group	444,530	437,411
	Elders Ltd.	972,984	3,598,865
# *	Electro Optic Systems Holdings Ltd.	80,313	50,383
*	Element 25 Ltd.	32,362	8,413
# *	Elevate Uranium Ltd.	172,343	60,236
# *	Elixir Energy Ltd.	2,250,692	95,373
#	Emeco Holdings Ltd.	1,996,391	804,672
# *	Emerald Resources NL	1,222,001	2,113,703
# *	EML Payments Ltd.	2,033,380	1,530,967
*	Energy Transition Minerals Ltd.	1,881,748	49,457
	Enero Group Ltd.	285,776	293,302
# *	EnviroSuite Ltd.	1,131,191	43,495
#	EQT Holdings Ltd.	177,970	3,192,604
	Estia Health Ltd.	1,674,576	3,278,174
	Eureka Group Holdings Ltd.	36,583	10,569
# *	European Lithium Ltd.	3,882,196	189,898
	Euroz Hartleys Group Ltd.	329,402	203,233
	EVT Ltd.	654,550	4,600,431
*	Experience Co. Ltd.	102,579	14,427
	Fenix Resources Ltd.	819,300	118,446
*	Finbar Group Ltd.	337,695	143,150
# * ††	Firefinch Ltd.	1,569,275	37,836
*	FleetPartners Group Ltd.	2,143,600	3,759,183
	Fleetwood Ltd.	600,245	727,806
#	Flight Centre Travel Group Ltd.	1,018,818	12,613,183
# *	Frontier Digital Ventures Ltd.	1,085,135	257,043
	G8 Education Ltd.	4,548,690	3,102,754
# *	Galan Lithium Ltd.	1,727,819	722,660
*	Genesis Minerals Ltd.	550,668	488,425
# *	Genetic Signatures Ltd.	171,373	56,073
# *	Genex Power Ltd.	1,098,842	109,280
	Gold Road Resources Ltd.	7,716,969	7,927,695

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GR Engineering Services Ltd.	314,754	$442,043
	GrainCorp Ltd., Class A	1,387,202	6,268,463
	Grange Resources Ltd.	3,211,827	974,511
	GTN Ltd.	15,394	3,667
	GUD Holdings Ltd.	1,037,535	7,802,833
	GWA Group Ltd.	1,322,024	1,562,388
	Hansen Technologies Ltd.	1,189,389	4,033,199
#	Harvey Norman Holdings Ltd.	2,810,761	6,964,337
# *	Hastings Technology Metals Ltd.	50,199	23,309
	Healius Ltd.	3,404,889	5,017,712
	Healthia Ltd.	131,677	148,578
	Helia Group Ltd.	2,484,921	5,565,843
*	Helios Energy Ltd.	817,342	27,259
#	Helloworld Travel Ltd.	51,370	87,587
# *	Highfield Resources Ltd.	535,052	138,836
*	Hillgrove Resources Ltd.	862,845	33,146
	Horizon Oil Ltd.	2,497,765	287,506
*	Hot Chili Ltd.	169,686	129,991
	HUB24 Ltd.	481,265	10,010,943
#	Humm Group Ltd.	2,513,616	712,126
	Iluka Resources Ltd.	1,226,401	5,989,420
*	Image Resources NL	946,902	42,051
	Imdex Ltd.	3,368,549	3,354,053
# *	Immutep Ltd.	3,059,682	550,476
# *	Immutep Ltd., Sponsored ADR	7,245	13,766
# *	ImpediMed Ltd.	417,437	46,753
# *	Imugene Ltd.	3,509,169	103,150
	Infomedia Ltd.	3,041,237	3,084,079
	Inghams Group Ltd.	2,737,415	5,818,786
	Insignia Financial Ltd.	3,410,793	5,261,080
	Integral Diagnostics Ltd.	1,376,671	2,542,592
*	Integrated Research Ltd.	517,907	109,842
# *	Investigator Resources Ltd.	686,170	16,955
#	InvoCare Ltd.	908,018	7,331,287
# *	ioneer Ltd.	9,221,486	1,324,700
# *	Ionic Rare Earths Ltd.	1,535,687	22,659
	IPD Group Ltd.	51,659	164,029
	IPH Ltd.	1,586,618	7,512,925
	IRESS Ltd.	1,130,841	4,206,339
	IVE Group Ltd.	749,277	929,229
#	JB Hi-Fi Ltd.	198,235	5,757,841
# *	Jervois Global Ltd.	309,405	6,929
#	Johns Lyng Group Ltd.	1,174,982	4,905,320
	Jumbo Interactive Ltd.	208,843	2,078,755
#	Jupiter Mines Ltd.	5,869,315	732,927
*	Karoon Energy Ltd.	4,164,773	6,977,413
	Kelly Partners Group Holdings Ltd.	3,572	9,672
	Kelsian Group Ltd.	929,297	3,392,355
*	KGL Resources Ltd.	211,338	16,914
# *	Kogan.com Ltd.	468,030	1,576,610
*	Lake Resources NL	605,095	69,412
# *	Lark Distilling Co. Ltd.	53,414	50,458
* ††	Lednium Technology Pty. Ltd.	195,019	0
	Lendlease Corp. Ltd.	129,540	594,072
*	Leo Lithium Ltd.	726,998	236,049
# *	Lepidico Ltd.	2,895,993	19,633

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Liberty Financial Group Ltd.	4,470	$10,235
#	Lifestyle Communities Ltd.	634,552	6,551,138
#	Lindsay Australia Ltd.	276,888	197,808
	Link Administration Holdings Ltd.	2,978,839	2,626,298
*	Li-S Energy Ltd.	3,944	533
	Lovisa Holdings Ltd.	380,345	4,694,408
*	Lucapa Diamond Co. Ltd.	2,713,021	62,972
	Lycopodium Ltd.	67,891	401,950
#	MA Financial Group Ltd.	505,424	1,540,471
#	Maas Group Holdings Ltd.	87,097	185,088
# *	Mach7 Technologies Ltd.	42,643	21,764
	Macmahon Holdings Ltd.	5,977,758	650,822
*	Macquarie Technology Group Ltd.	28,125	1,145,819
#	Mader Group Ltd.	97,209	398,094
	Magellan Financial Group Ltd.	746,955	4,395,349
††	Mallee Resources Ltd.	49,485	10,181
	MaxiPARTS Ltd.	88,469	159,857
#	Mayne Pharma Group Ltd.	408,007	849,321
	McMillan Shakespeare Ltd.	584,926	6,044,254
#	McPherson's Ltd.	653,702	179,835
# *	Medical Developments International Ltd.	167,262	91,531
# *	Megaport Ltd.	144,963	1,088,663
*	Melbana Energy Ltd.	530,743	23,147
# *	Mesoblast Ltd.	2,543,526	625,151
# *	Metals X Ltd.	2,987,127	570,362
	Metcash Ltd.	4,228,121	10,236,101
#	Michael Hill International Ltd.	1,522,713	865,776
# *	Micro-X Ltd.	261,656	21,043
*	MMA Offshore Ltd.	1,681,936	1,497,329
	Monadelphous Group Ltd.	640,434	5,776,236
	Monash IVF Group Ltd.	2,250,892	1,819,018
*	MoneyMe Ltd.	73,889	3,069
* ††	Morning Star Gold NL	332,749	0
#	MotorCycle Holdings Ltd.	109,445	147,612
# *	Mount Gibson Iron Ltd.	3,618,171	1,017,122
	Myer Holdings Ltd.	4,810,086	1,758,428
	MyState Ltd.	712,054	1,412,982
*	Nanosonics Ltd.	1,586,175	4,272,752
	Navigator Global Investments Ltd.	1,074,364	923,986
# *	Neometals Ltd.	1,640,466	387,982
	Netwealth Group Ltd.	750,336	7,235,899
	New Hope Corp. Ltd.	3,051,610	12,381,636
*	New World Resources Ltd.	3,583,331	68,661
	NextEd Group Ltd.	47,565	28,241
	nib holdings Ltd.	2,797,940	13,316,781
#	Nick Scali Ltd.	400,291	2,839,456
	Nickel Industries Ltd.	9,555,314	4,556,485
	Nine Entertainment Co. Holdings Ltd.	8,062,469	10,555,683
# *	Novonix Ltd.	1,161,893	610,646
	NRW Holdings Ltd.	3,217,572	5,570,656
	Nufarm Ltd.	2,223,331	6,735,772
*	Nuix Ltd.	216,105	196,478
	Objective Corp. Ltd.	99,474	682,693
*	OFX Group Ltd.	1,905,481	2,121,133
#	OM Holdings Ltd.	676,887	200,155
# *	Omni Bridgeway Ltd.	2,268,576	2,607,041

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	oOh!media Ltd.	2,618,980	$2,372,065
*	Opthea Ltd.	1,065,718	225,472
*	Ora Banda Mining Ltd.	397,091	27,940
# *	OreCorp Ltd.	192,088	60,352
	Orora Ltd.	8,392,500	14,764,214
#	Pacific Current Group Ltd.	333,540	2,159,867
#	Pacific Smiles Group Ltd.	272,678	244,762
*	Pact Group Holdings Ltd.	1,190,150	529,782
*	Paladin Energy Ltd.	16,031,454	11,198,077
# *	Panoramic Resources Ltd.	9,668,737	230,098
	Panoramic Resources Ltd.	1,620,500	38,550
# *	Pantoro Ltd.	9,770,781	231,138
*	Paradigm Biopharmaceuticals Ltd.	47,760	18,847
	Paragon Care Ltd.	335,469	36,614
# *	Peak Rare Earths Ltd.	22,422	5,389
	Peak Rare Earths Ltd.	5,920	1,427
	Peet Ltd.	1,364,417	1,060,063
# *	Peninsula Energy Ltd.	3,729,388	345,261
#	PeopleIN Ltd.	457,640	523,972
	Pepper Money Ltd.	217,431	180,591
*	Perenti Ltd.	4,460,743	3,084,020
#	Perpetual Ltd.	649,541	8,698,359
	Perseus Mining Ltd.	8,212,725	8,575,233
#	Peter Warren Automotive Holdings Ltd.	341,518	547,056
*	PEXA Group Ltd.	693,527	5,053,223
#	Pinnacle Investment Management Group Ltd.	823,350	4,731,624
	Platinum Asset Management Ltd.	2,718,839	2,259,752
#	PointsBet Holdings Ltd.	616,994	309,726
*	Poseidon Nickel Ltd.	13,403,271	163,037
*	PPK Mining Equipment Group Pty Ltd.	22,761	0
# *	Praemium Ltd.	2,916,041	1,112,929
# *	Predictive Discovery Ltd.	1,997,557	243,538
	Premier Investments Ltd.	353,869	5,644,335
# *	Prescient Therapeutics Ltd.	430,367	15,513
	Probiotec Ltd.	109,937	186,628
	Propel Funeral Partners Ltd.	224,667	620,920
# * ††	Province Resources Ltd.	889,179	17,723
	PSC Insurance Group Ltd.	377,784	1,179,377
	PWR Holdings Ltd.	605,351	4,266,223
	QANTM Intellectual Property Ltd.	112,211	68,001
	Qube Holdings Ltd.	550,386	1,010,935
#	Ramelius Resources Ltd.	5,885,908	5,360,615
*	ReadyTech Holdings Ltd.	260,516	620,086
*	Red 5 Ltd.	19,486,525	3,279,968
††	Red River Resources Ltd.	480,964	4,237
# *	Redbubble Ltd.	1,256,028	372,451
	Regal Partners Ltd.	32,643	49,169
#	Regis Healthcare Ltd.	885,181	1,535,212
*	Regis Resources Ltd.	4,390,791	4,143,308
*	Reject Shop Ltd.	181,592	664,073
	Reliance Worldwide Corp. Ltd.	4,564,208	11,342,619
#	Resimac Group Ltd.	124,613	73,522
# *	Resolute Mining Ltd.	12,455,465	2,735,607
# *	Retail Food Group Ltd.	13,948,578	456,295
*	Rex Minerals Ltd.	1,272,336	138,368
	Ridley Corp. Ltd.	1,920,833	2,833,247

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	RPMGlobal Holdings Ltd.	1,205,228	$1,159,056
* ††	Salmat Ltd.	667,137	0
*	Sandfire Resources Ltd.	3,183,312	12,402,682
*	SciDev Ltd.	144,186	27,829
#	Select Harvests Ltd.	777,107	2,001,622
#	Servcorp Ltd.	348,243	691,390
#	Service Stream Ltd.	3,527,435	2,102,986
*	Seven West Media Ltd.	5,521,209	1,115,427
	SG Fleet Group Ltd.	550,020	868,028
	Shaver Shop Group Ltd.	677,094	453,879
*	Sheffield Resources Ltd.	249,376	75,355
	Shine Justice Ltd.	59,739	26,268
	Shriro Holdings Ltd.	24,206	12,763
# *	Sierra Rutile Holdings Ltd.	1,232,661	150,156
	Sigma Healthcare Ltd.	7,218,621	3,197,438
*	Silver Lake Resources Ltd.	5,993,441	3,209,277
# *	Silver Mines Ltd.	4,201,505	453,239
	Sims Ltd.	1,014,834	8,729,668
	SmartGroup Corp. Ltd.	871,563	4,621,459
#	Solvar Ltd.	1,186,024	792,650
	Southern Cross Electrical Engineering Ltd.	831,537	431,889
#	Southern Cross Media Group Ltd.	1,529,344	745,134
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	1,295,383	545,134
# *	St Barbara Ltd.	4,854,887	542,436
*	Star Entertainment Group Ltd.	7,500,991	2,920,052
	Star Entertainment Group Ltd.	5,790,061	2,270,859
# *	Starpharma Holdings Ltd.	262,161	27,787
*	Strandline Resources Ltd.	2,383,310	175,809
# *	Strike Energy Ltd.	5,378,192	1,397,216
#	Sunland Group Ltd.	698,696	429,019
# *	Sunstone Metals Ltd.	7,520,468	81,861
	Super Retail Group Ltd.	1,095,251	8,369,361
*	Superloop Ltd.	2,478,839	1,058,518
	Symbio Holdings Ltd.	318,710	539,227
# *	Syrah Resources Ltd.	4,119,317	1,334,997
	Tabcorp Holdings Ltd.	13,625,302	8,210,279
	Technology One Ltd.	742,435	7,362,541
# *	Temple & Webster Group Ltd.	547,223	2,102,380
††	Ten Sixty Four Ltd.	1,044,721	288,832
#	Terracom Ltd.	2,670,468	759,685
	Tribune Resources Ltd.	14,725	30,746
*	Tuas Ltd.	135,168	184,858
*	Tyro Payments Ltd.	2,159,243	1,868,950
*	United Malt Group Ltd.	1,827,063	5,791,345
#	Universal Store Holdings Ltd.	19,109	42,312
	Ventia Services Group Pty. Ltd.	1,240,388	2,244,797
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
Ω	Viva Energy Group Ltd.	4,143,674	7,941,844
# *	Viva Leisure Ltd.	84,215	86,116
# *	Volpara Health Technologies Ltd.	225,102	104,993
# *	Vulcan Energy Resources Ltd.	76,760	141,486
*	Wagners Holding Co. Ltd.	137,096	85,172
* ††	Walkabout Resources Ltd.	1,129,282	83,253
# *	Webjet Ltd.	2,337,197	10,074,783
*	West African Resources Ltd.	6,049,532	2,957,024

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Westgold Resources Ltd.	2,965,566	$3,191,660
# *	Widgie Nickel Ltd.	265,653	33,635
* ††	Wiluna Mining Corp. Ltd.	248,265	6,066
#	Xanadu Mines Ltd.	221,093	10,203
	XRF Scientific Ltd.	49,040	32,135
# *	Zip Co. Ltd.	2,318,238	400,248
TOTAL AUSTRALIA			811,165,289
CHINA — (0.1%)
*	AustAsia Group Ltd.	180,602	40,751
Ω	BOC Aviation Ltd.	1,700	11,844
*	Fountain SET Holdings Ltd.	2,152,000	110,106
*	Neo-Neon Holdings Ltd.	2,061,500	109,877
	SIIC Environment Holdings Ltd.	3,574,020	519,464
TOTAL CHINA			792,042
HONG KONG — (20.3%)
*	Aceso Life Science Group Ltd.	7,436,400	146,230
	Aeon Credit Service Asia Co. Ltd.	1,042,000	746,445
# *	Aidigong Maternal & Child Health Ltd.	3,680,000	138,183
	Allied Group Ltd.	10,310,000	2,022,559
	Analogue Holdings Ltd.	842,000	144,879
	APAC Resources Ltd.	4,519,815	611,030
# *	Apollo Future Mobility Group Ltd.	11,672,000	89,415
	Asia Financial Holdings Ltd.	1,626,908	674,161
*	Asia Standard International Group Ltd.	10,846,917	620,548
	ASMPT Ltd.	1,563,600	13,931,114
	Associated International Hotels Ltd.	952,000	898,409
	Bank of East Asia Ltd.	3,465,577	4,288,449
	Best Mart 360 Holdings Ltd.	984,000	249,617
*	Blue River Holdings Ltd.	220,000	8,430
*	BOCOM International Holdings Co. Ltd.	2,371,000	102,892
	Bright Smart Securities & Commodities Group Ltd.	862,000	163,196
* ††	Brightoil Petroleum Holdings Ltd.	9,034,000	0
	Build King Holdings Ltd.	630,000	93,809
* ††	Burwill Holdings Ltd.	37,300,960	0
	Cafe de Coral Holdings Ltd.	2,556,000	2,762,123
*	Central Wealth Group Holdings Ltd.	13,664,000	48,802
*	Century City International Holdings Ltd.	7,111,460	240,627
	Chen Hsong Holdings	1,296,000	252,787
	Cheuk Nang Holdings Ltd.	771,714	165,132
	Chevalier International Holdings Ltd.	820,989	638,917
	China Baoli Technologies Holdings Ltd.	11,475	920
*	China Best Group Holding Ltd.	1,574,997	38,597
*	China Energy Development Holdings Ltd.	49,560,000	544,600
	China Motor Bus Co. Ltd.	80,000	644,000
* ††	China Solar	1,669,500	0
# *	China Star Entertainment Ltd.	10,110,000	1,041,195
*	Chinese Estates Holdings Ltd.	2,823,000	564,763
	Chinney Investments Ltd.	1,180,000	161,175
	Chow Sang Sang Holdings International Ltd.	2,094,000	2,571,016
	Chuang's China Investments Ltd.	8,281,407	183,482
	Chuang's Consortium International Ltd.	7,519,043	460,323
	CITIC Telecom International Holdings Ltd.	11,430,125	4,519,669
	CK Life Sciences International Holdings, Inc.	17,214,000	1,534,452

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	CMBC Capital Holdings Ltd.	440,999	$38,852
# *	C-Mer Eye Care Holdings Ltd.	2,616,000	1,268,586
	CN Logistics International Holdings Ltd.	33,000	26,589
	CNT Group Ltd.	7,979,264	322,907
	Convenience Retail Asia Ltd.	1,026,000	88,969
# ††	Convoy, Inc.	32,922,000	131,588
# *	Cowell e Holdings, Inc.	1,310,000	2,600,263
Ω	Crystal International Group Ltd.	378,500	119,204
# *	CSC Holdings Ltd.	83,051,250	317,285
	CSI Properties Ltd.	47,316,383	682,264
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,448,316	2,270,581
	Dah Sing Financial Holdings Ltd.	1,304,144	2,752,962
	Dickson Concepts International Ltd.	1,591,000	825,304
*	Digital Domain Holdings Ltd.	581,000	18,137
	Dynamic Holdings Ltd.	224,000	282,359
	Eagle Nice International Holdings Ltd.	2,022,000	1,135,221
#	EC Healthcare	1,918,097	742,938
* ††	EcoGreen International Group Ltd.	1,994,640	90,754
	Emperor International Holdings Ltd.	10,584,753	603,475
	Emperor Watch & Jewellery Ltd.	25,160,000	562,224
*	ENM Holdings Ltd.	12,820,000	523,852
*	Esprit Holdings Ltd.	10,602,825	431,969
*	Eternity Investment Ltd.	820,000	6,831
	EuroEyes International Eye Clinic Ltd., Class C	331,000	198,461
	Fairwood Holdings Ltd.	792,100	1,039,454
	Far East Consortium International Ltd.	12,788,629	2,625,644
	First Pacific Co. Ltd.	13,324,000	5,262,512
* Ω	FIT Hon Teng Ltd.	3,798,000	492,476
* Ω	Fosun Tourism Group	272,800	257,774
	Four Seas Mercantile Holdings Ltd.	610,000	205,314
* Ω	Frontage Holdings Corp.	2,860,000	726,247
	FSE Lifestyle Services Ltd.	670,000	491,166
††	Genting Hk	5,824,000	57,861
	Get Nice Financial Group Ltd.	2,438,600	208,439
	Giordano International Ltd.	8,060,000	2,559,173
	Glorious Sun Enterprises Ltd.	3,932,000	421,488
# *	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd., Class L	3,029,642	191,622
	Golden Resources Development International Ltd.	4,082,500	327,519
* ††	Good Resources Holdings, Ltd.	6,860,000	0
*	GR Life Style Co. Ltd.	2,224,000	216,233
	Great Eagle Holdings Ltd.	1,200,472	2,030,796
*	Greentech Technology International Ltd.	2,594,000	146,927
	G-Resources Group Ltd.	2,582,810	580,804
	Guoco Group Ltd.	2,000	14,854
	Guotai Junan International Holdings Ltd.	19,271,797	1,493,772
# *	Haitong International Securities Group Ltd.	12,514,640	1,134,651
	Hang Lung Group Ltd.	3,262,000	4,590,767
	Hanison Construction Holdings Ltd.	2,713,649	332,751
*	Harbour Centre Development Ltd.	935,500	855,959
	HK Electric Investments & HK Electric Investments Ltd.	883,500	506,022
	HKBN Ltd.	4,348,500	1,768,476
	HKR International Ltd.	7,039,769	1,489,401
	Hon Kwok Land Investment Co. Ltd.	388,800	85,568
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	134,538

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	$594,216
# *	Hong Kong Technology Venture Co. Ltd.	2,221,000	854,833
*	Hongkong & Shanghai Hotels Ltd.	3,607,989	2,894,079
	Hongkong Chinese Ltd.	5,038,000	266,213
Ω	Honma Golf Ltd.	1,097,500	449,636
# * ††	Hsin Chong Group Holdings Ltd.	10,243,403	0
	Hung Hing Printing Group Ltd.	2,940,000	405,332
	Hutchison Telecommunications Hong Kong Holdings Ltd.	9,994,000	1,362,993
	Hysan Development Co. Ltd.	3,175,000	6,146,536
*	IGG, Inc.	5,557,000	2,283,349
*	Imagi International Holdings Ltd.	28,984	9,329
Ω	Impro Precision Industries Ltd.	386,000	130,533
	International Housewares Retail Co. Ltd.	1,970,000	575,836
*	IPE Group Ltd.	3,145,000	212,949
*	IRC Ltd.	32,250,266	373,642
*	ITC Properties Group Ltd.	5,543,292	524,641
	Jacobson Pharma Corp. Ltd.	3,580,000	310,005
	JBM Healthcare Ltd.	911,096	133,864
	Johnson Electric Holdings Ltd.	2,049,554	2,512,655
	K Wah International Holdings Ltd.	1,794,000	503,280
*	Kader Holdings Co. Ltd.	14,000	724
	Karrie International Holdings Ltd.	2,932,000	210,143
	Keck Seng Investments Hong Kong Ltd.	856,600	222,742
	Kerry Logistics Network Ltd.	3,839,000	3,426,242
	Kerry Properties Ltd.	3,047,500	5,168,280
	Kingmaker Footwear Holdings Ltd.	1,878,955	217,451
	Kowloon Development Co. Ltd.	3,000,000	2,615,616
	KRP Development Holdings Ltd.	733,000	85,929
*	KuangChi Science Ltd.	3,714,000	65,874
*	Kwoon Chung Bus Holdings Ltd.	44,000	9,556
*	Lai Sun Development Co. Ltd.	2,556,894	327,866
*	Lai Sun Garment International Ltd.	1,497,442	215,663
	Lam Soon Hong Kong Ltd.	326,310	343,614
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	392,025
	Lippo China Resources Ltd.	856,200	131,613
*	Lippo Ltd.	1,161,700	182,839
	Liu Chong Hing Investment Ltd.	1,531,200	1,064,591
	L'Occitane International SA	1,665,500	4,967,262
	Luk Fook Holdings International Ltd.	3,399,000	8,792,474
	Lung Kee Bermuda Holdings	1,491,875	297,029
*	Magnificent Hotel Investment Ltd.	13,170,000	161,003
	Man Wah Holdings Ltd.	5,559,600	3,885,830
*	Mason Group Holdings Ltd.	111,713,399	456,714
* ††	Master Glory GP	972,981	0
	Matrix Holdings Ltd.	1,067,414	354,256
#	MECOM Power & Construction Ltd.	9,701,999	556,115
	Melbourne Enterprises Ltd.	39,500	594,217
# * ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,901,987	224,783
	Miramar Hotel & Investment	1,160,000	1,548,056
	Modern Dental Group Ltd.	2,158,000	880,304
*	Mongolian Mining Corp.	1,125,000	637,156
*	NagaCorp Ltd.	5,277,359	2,537,550
	Nameson Holdings Ltd.	7,692,000	427,145
	Nanyang Holdings Ltd.	133,500	412,651
	National Electronics Holdings	2,668,600	269,625

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
* ††	National United Resources Holdings Ltd.	1,828,000	$20,357
*	NEW Concepts Holdings Ltd.	488,000	44,183
*	New Times Energy Corp. Ltd.	994,000	11,403
	New World Development Co. Ltd.	570,000	1,105,170
* ††	NewOcean Energy Holdings Ltd.	7,246,000	6,477
	Nissin Foods Co. Ltd.	1,561,000	1,193,873
	NWS Holdings Ltd.	6,279,000	7,137,036
	Oriental Watch Holdings	2,679,611	1,322,299
# *	Oshidori International Holdings Ltd.	20,024,400	589,554
* ††	Pacific Andes International Holdings Ltd.	19,435,067	0
	Pacific Basin Shipping Ltd.	27,482,000	7,895,786
*	Pacific Century Premium Developments Ltd.	457,240	16,309
	Pacific Textiles Holdings Ltd.	4,996,000	1,030,311
*	Paliburg Holdings Ltd.	3,180,830	413,301
*	Paradise Entertainment Ltd.	456,000	71,469
	PC Partner Group Ltd.	1,108,000	435,801
	PCCW Ltd.	17,843,545	8,125,748
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	193,455
	Perfect Medical Health Management Ltd.	2,611,000	1,252,157
	Pico Far East Holdings Ltd.	5,010,000	926,373
	Playmates Holdings Ltd.	7,082,000	532,612
	Plover Bay Technologies Ltd.	2,224,000	645,543
	Pokfulam Development Co. Ltd.	62,000	54,056
*	PT International Development Co. Ltd.	12,343,725	103,047
	Public Financial Holdings Ltd.	2,848,000	668,058
* ††	Pyxis Group Ltd.	1,936,000	0
# *	Realord Group Holdings Ltd.	290,000	206,235
*	Regal Hotels International Holdings Ltd.	2,897,800	1,016,725
# Ω	Regina Miracle International Holdings Ltd.	1,983,000	641,678
*	Sa Sa International Holdings Ltd.	326,000	42,690
	Safety Godown Co. Ltd.	1,200,000	313,411
* Ω	Samsonite International SA	3,203,700	10,955,776
	SAS Dragon Holdings Ltd.	2,168,000	939,494
#	SEA Holdings Ltd.	1,657,523	334,760
*	Shangri-La Asia Ltd.	4,404,000	3,009,717
*	Shun Ho Property Investments Ltd.	1,172,757	155,050
*	Shun Tak Holdings Ltd.	8,723,419	1,263,178
	Singamas Container Holdings Ltd.	8,556,000	600,479
	SITC International Holdings Co. Ltd.	1,499,000	2,515,033
# *	SJM Holdings Ltd.	12,700,750	4,977,878
	SmarTone Telecommunications Holdings Ltd.	1,769,981	894,846
# *	Solomon Systech International Ltd.	8,926,000	351,604
	Soundwill Holdings Ltd.	600,500	451,791
*	South China Holdings Co. Ltd.	17,774,503	88,371
	Stella International Holdings Ltd.	2,667,000	2,675,148
	Sun Hung Kai & Co. Ltd.	4,836,429	1,656,532
*	Suncorp Technologies Ltd.	210,000	6,916
	SUNeVision Holdings Ltd.	2,891,000	1,191,637
	TAI Cheung Holdings Ltd.	2,329,000	986,005
	Tai Hing Group Holdings Ltd.	221,000	25,877
	Tai Sang Land Development Ltd.	798,910	304,527
#	Tan Chong International Ltd.	1,176,000	237,293
	Tao Heung Holdings Ltd.	1,396,000	135,602
# *	Television Broadcasts Ltd.	1,596,400	648,212
	Texhong International Group Ltd.	405,500	224,233

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Texwinca Holdings Ltd.	4,072,000	$559,287
*	Theme International Holdings Ltd.	6,020,000	498,658
	Tian Teck Land Ltd.	1,024,000	356,167
*	TOM Group Ltd.	416,000	34,445
*	Tongda Group Holdings Ltd.	640,000	6,108
	Town Health International Medical Group Ltd.	6,486,115	264,090
	Tradelink Electronic Commerce Ltd.	6,126,000	689,156
	Transport International Holdings Ltd.	1,662,531	2,088,531
	United Laboratories International Holdings Ltd.	5,366,000	5,422,841
*	Universal Technologies Holdings Ltd.	1,730,000	16,913
* ††	Up Energy Development Group Ltd.	3,929,000	0
*	Value Convergence Holdings Ltd.	2,448,000	53,219
	Value Partners Group Ltd.	4,918,000	1,544,803
	Vedan International Holdings Ltd.	3,576,000	205,332
*	Vesync Co. Ltd.	18,000	8,467
	Vitasoy International Holdings Ltd.	3,597,000	4,347,968
* Ω	VPower Group International Holdings Ltd., Class H	2,510,397	211,332
	VSTECS Holdings Ltd.	5,087,600	2,852,459
	VTech Holdings Ltd.	1,113,900	6,664,579
*	Wai Kee Holdings Ltd.	5,024,738	799,975
	Wang On Group Ltd.	41,740,000	244,973
# *	Wealthking Investments Ltd.	7,296,000	140,393
	Wing On Co. International Ltd.	759,000	1,198,964
	Wing Tai Properties Ltd.	2,187,331	849,412
*	YT Realty Group Ltd.	1,968,124	95,182
	YTO International Express & Supply Chain Technology Ltd.	810,000	133,721
	Yue Yuen Industrial Holdings Ltd.	3,152,500	3,608,483
*	Yunfeng Financial Group Ltd.	612,000	84,599
*	Zensun Enterprises Ltd.	1,154,000	25,750
*	Zhaobangji Properties Holdings Ltd.	2,104,000	58,559
TOTAL HONG KONG			253,528,030
NEW ZEALAND — (3.3%)
	AFT Pharmaceuticals Ltd.	34,226	70,603
	Air New Zealand Ltd.	3,591,815	1,572,083
	Arvida Group Ltd.	1,239,772	907,206
	Briscoe Group Ltd.	34,115	96,013
	Channel Infrastructure NZ Ltd.	895,413	826,054
#	Chorus Ltd.	1,406,557	6,392,433
#	Colonial Motor Co. Ltd.	118,117	617,077
	Comvita Ltd.	50,282	97,826
	Delegat Group Ltd.	6,400	31,440
# *	Eroad Ltd.	39,322	16,009
	Freightways Group Ltd.	830,172	4,059,908
	Genesis Energy Ltd.	37,373	54,608
# *	Gentrack Group Ltd.	71,302	204,305
	Hallenstein Glasson Holdings Ltd.	307,057	1,120,667
	Heartland Group Holdings Ltd.	2,583,570	2,754,254
#	Investore Property Ltd.	714,035	542,818
	KMD Brands Ltd.	2,417,158	1,261,744
#	Manawa Energy Ltd.	237,979	644,523
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	392,191
#	Napier Port Holdings Ltd.	46,155	64,756
	NZME Ltd.	945,851	537,990
#	NZX Ltd.	1,581,781	1,003,325

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Oceania Healthcare Ltd.	1,662,460	$707,292
# *	Pacific Edge Ltd.	1,413,438	102,459
#	PGG Wrightson Ltd.	124,704	276,550
	Rakon Ltd.	187,210	82,009
#	Restaurant Brands New Zealand Ltd.	145,379	374,210
* ††	RPNZ Ltd.	274,180	0
#	Sanford Ltd.	352,347	821,435
	Scales Corp. Ltd.	436,710	787,927
	Scott Technology Ltd.	53,845	104,224
*	Serko Ltd.	125,518	323,092
#	Skellerup Holdings Ltd.	792,482	2,207,059
	SKY Network Television Ltd.	394,754	586,677
#	SKYCITY Entertainment Group Ltd.	3,635,629	4,205,480
	Steel & Tube Holdings Ltd.	575,667	393,200
	Summerset Group Holdings Ltd.	670,713	4,096,934
*	Synlait Milk Ltd.	346,641	296,753
#	Tourism Holdings Ltd.	595,343	1,318,746
	TOWER Ltd.	1,895,126	704,235
#	Turners Automotive Group Ltd.	112,324	251,913
# *	Vista Group International Ltd.	536,214	462,207
	Warehouse Group Ltd.	396,236	410,781
TOTAL NEW ZEALAND			41,781,016
SINGAPORE — (10.5%)
* ††	Abterra Ltd.	230,320	0
	AEM Holdings Ltd.	798,000	1,999,295
#	Amara Holdings Ltd.	916,000	305,334
# *	Avarga Ltd.	2,626,500	361,888
	Aztech Global Ltd.	442,300	259,906
*	Banyan Tree Holdings Ltd.	927,000	264,325
* ††	Best World International Ltd.	505,883	620,677
#	Bonvests Holdings Ltd.	950,000	716,710
	Boustead Singapore Ltd.	2,032,082	1,261,572
	BRC Asia Ltd.	26,900	33,028
#	Bukit Sembawang Estates Ltd.	1,176,003	3,315,697
	Bund Center Investment Ltd.	659,825	217,998
#	Capitaland India Trust	4,904,121	3,758,903
	Centurion Corp. Ltd.	1,377,400	407,586
	China Aviation Oil Singapore Corp. Ltd.	2,167,699	1,394,163
#	China Sunsine Chemical Holdings Ltd.	3,215,400	962,705
	Chuan Hup Holdings Ltd.	3,341,700	476,174
	Civmec Ltd.	162,700	95,727
	ComfortDelGro Corp. Ltd.	9,307,100	8,843,120
# *	COSCO Shipping International Singapore Co. Ltd.	5,043,900	464,161
*	Creative Technology Ltd.	285,050	350,660
	CSE Global Ltd.	2,661,460	883,435
*	Dasin Retail Trust	296,700	14,738
	Del Monte Pacific Ltd.	2,336,864	276,588
	Delfi Ltd.	1,129,600	1,048,186
	DFI Retail Group Holdings Ltd.	49,700	131,983
* ††	DMX Technologies Group Ltd.	2,096,000	0
	Dyna-Mac Holdings Ltd.	1,390,900	409,916
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	0
#	Far East Orchard Ltd.	1,191,395	896,949

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	First Resources Ltd.	2,387,200	$2,665,009
#	First Sponsor Group Ltd.	484,727	434,412
	Food Empire Holdings Ltd.	1,334,200	1,081,245
	Fraser & Neave Ltd.	328,300	254,455
	Frasers Property Ltd.	13,400	8,180
	Frencken Group Ltd.	1,053,600	858,862
#	Fu Yu Corp. Ltd.	3,671,500	353,651
*	Gallant Venture Ltd.	5,386,600	518,138
#	Geo Energy Resources Ltd.	2,143,100	453,177
	Golden Agri-Resources Ltd.	30,687,500	5,944,687
	GP Industries Ltd.	181,509	81,851
	Grand Venture Technology Ltd.	34,200	14,379
	GuocoLand Ltd.	1,654,914	1,850,722
	Haw Par Corp. Ltd.	428,400	3,083,503
	Hiap Hoe Ltd.	498,000	237,131
#	Ho Bee Land Ltd.	1,438,100	1,911,067
	Hong Fok Corp. Ltd.	2,519,194	1,664,686
	Hong Leong Asia Ltd.	1,675,100	783,110
	Hong Leong Finance Ltd.	1,027,400	1,850,019
	Hotel Grand Central Ltd.	1,496,154	927,932
#	Hour Glass Ltd.	1,390,232	1,972,050
#	HRnetgroup Ltd.	343,300	184,743
	Hutchison Port Holdings Trust	22,563,000	3,875,624
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	712,800	2,917,219
	Indofood Agri Resources Ltd.	2,701,700	592,145
	InnoTek Ltd.	336,600	100,753
#	ISDN Holdings Ltd.	555,296	147,909
#	Japfa Ltd.	2,442,110	382,765
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,392,287	6,588,256
#	KSH Holdings Ltd.	1,278,300	297,393
	Low Keng Huat Singapore Ltd.	949,800	259,187
#	Mandarin Oriental International Ltd.	1,452,700	2,472,397
# *	Marco Polo Marine Ltd.	7,193,300	277,524
	Metro Holdings Ltd.	2,946,592	1,195,823
	Mewah International, Inc.	89,000	17,586
	Micro-Mechanics Holdings Ltd.	131,000	181,945
# * ††	Midas Holdings Ltd.	8,576,553	0
# *	mm2 Asia Ltd.	5,969,400	174,868
#	Nanofilm Technologies International Ltd.	957,100	655,248
	Netlink NBN Trust	2,837,000	1,741,380
	NSL Ltd.	409,900	234,277
# *	Oceanus Group Ltd.	4,959,300	32,455
#	OUE Ltd.	1,933,600	1,470,365
#	Oxley Holdings Ltd.	6,837,741	535,275
	Pacific Century Regional Developments Ltd.	179,000	37,607
	Pan-United Corp. Ltd.	1,866,350	531,252
#	Propnex Ltd.	842,000	541,740
	PSC Corp. Ltd.	1,339,819	318,131
#	Q&M Dental Group Singapore Ltd.	1,136,160	219,999
#	QAF Ltd.	1,422,180	852,408
*	Raffles Education Ltd.	2,803,923	127,422
	Raffles Medical Group Ltd.	5,953,032	5,436,986
	Riverstone Holdings Ltd.	617,800	270,818
*	SATS Ltd.	3,426,867	6,504,146

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	SBS Transit Ltd.	741,200	$1,424,635
	Sheng Siong Group Ltd.	3,718,500	4,132,380
	SHS Holdings Ltd.	1,657,000	179,284
	SIA Engineering Co. Ltd.	1,672,600	2,920,269
	Silverlake Axis Ltd.	973,300	188,513
	Sinarmas Land Ltd.	7,118,700	975,017
	Sing Holdings Ltd.	1,470,400	364,655
	Sing Investments & Finance Ltd.	526,012	381,210
	Singapore Land Group Ltd.	140,969	211,151
#	Singapore Post Ltd.	6,276,600	2,222,040
#	Singapore Shipping Corp. Ltd.	1,642,504	286,322
	Stamford Land Corp. Ltd.	5,219,418	1,451,132
	StarHub Ltd.	4,352,100	3,530,661
	Straco Corp. Ltd.	130,000	42,753
	Straits Trading Co. Ltd.	461,100	667,122
# * ††	Swiber Holdings Ltd.	2,894,600	0
* ††	Swiber Holdings Ltd.	2,895,250	0
	Thomson Medical Group Ltd.	3,395,200	141,523
	Tiong Woon Corp. Holding Ltd.	26,600	9,448
#	Tuan Sing Holdings Ltd.	4,314,132	913,946
	UMS Holdings Ltd.	2,436,968	2,310,517
	United Overseas Insurance Ltd.	168,150	757,412
	UOB-Kay Hian Holdings Ltd.	2,689,873	2,770,652
	Valuetronics Holdings Ltd.	2,605,350	999,423
	Venture Corp. Ltd.	468,300	4,228,410
#	Vicom Ltd.	557,500	603,083
#	Wee Hur Holdings Ltd.	2,614,200	343,076
	Wing Tai Holdings Ltd.	2,992,567	3,062,090
#	Yeo Hiap Seng Ltd.	228,759	108,233
TOTAL SINGAPORE			131,120,293
TOTAL COMMON STOCKS			1,238,386,670
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Antipa Minerals Ltd.	125,695	0
*	European Lithium Ltd. Warrants 03/31/25	323,975	1,562
*	Highfield Resources Ltd. Warrants 06/19/24	11,353	0
# *	PointsBet Holdings Ltd. Warrants 07/08/24	6,189	0
TOTAL AUSTRALIA			1,562
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd.	4,459,201	0
TOTAL RIGHTS/WARRANTS			1,562
TOTAL INVESTMENT SECURITIES (Cost $1,516,074,175)			1,238,388,232
			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	947,438	10,959,964
TOTAL INVESTMENTS — (100.0%)
(Cost $1,527,032,702)			$1,249,348,196

The Asia Pacific Small Company Series

CONTINUED

ADR	American Depositary Receipt
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of September 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$13,766	$810,603,906	$547,617		$811,165,289
China	—	792,042	—		792,042
Hong Kong	—	253,220,993	307,037		253,528,030
New Zealand	—	41,781,016	—		41,781,016
Singapore	—	130,499,616	620,677		131,120,293
Rights/Warrants
Australia	—	1,562	—		1,562
Securities Lending Collateral	—	10,959,964	—		10,959,964
TOTAL	$13,766	$1,247,859,099	$1,475,331	^	$1,249,348,196
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series

SCHEDULE OF INVESTMENTS

September 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (3.8%)
	4imprint Group PLC	165,738	$10,563,657
*	Ascential PLC	1,802,498	4,582,986
	Bloomsbury Publishing PLC	344,810	1,681,791
	Centaur Media PLC	254,249	119,459
# *	Frontier Developments PLC	55,575	149,946
	Future PLC	200,373	2,164,147
	Gamma Communications PLC	220,632	2,937,575
*	Helios Towers PLC	2,127,088	1,896,839
	ITV PLC	14,014,735	12,039,124
	Moneysupermarket.com Group PLC	3,209,924	9,491,561
	Next 15 Group PLC	160,895	1,257,819
	Reach PLC	1,836,995	1,909,477
*	S4 Capital PLC	338,997	278,837
	STV Group PLC	4,918	10,844
*	Tremor International Ltd.	169,671	298,642
*	Tremor International Ltd., ADR	2,906	10,258
TOTAL COMMUNICATION SERVICES			49,392,962
CONSUMER DISCRETIONARY — (19.3%)
*	888 Holdings PLC	850,815	1,032,621
# *	ASOS PLC	68,338	318,268
* Ω	Aston Martin Lagonda Global Holdings PLC	531,326	1,845,004
*	Auction Technology Group PLC	56,869	451,484
	Bellway PLC	540,152	15,006,520
# *	boohoo Group PLC	2,219,128	852,548
*	Card Factory PLC	1,189,906	1,458,991
# *	Cazoo Group Ltd.	10,291	5,610
	Coats Group PLC	5,766,687	5,147,018
	Crest Nicholson Holdings PLC	1,200,209	2,533,394
	Currys PLC	5,232,856	3,080,375
* Ω	Deliveroo PLC	1,291,341	1,878,502
	DFS Furniture PLC	1,097,039	1,448,503
	Domino's Pizza Group PLC	3,097,499	14,186,916
	Dr Martens PLC	687,318	1,177,379
	Dunelm Group PLC	690,244	8,812,817
*	Frasers Group PLC	892,504	8,750,726
	Fuller Smith & Turner PLC, Class A	151,287	1,104,236
	Games Workshop Group PLC	176,924	22,780,761
	Greggs PLC	601,854	17,917,601
* Ω	Gym Group PLC	942,085	1,277,994
	Halfords Group PLC	1,128,015	2,726,887
	Headlam Group PLC	486,598	1,332,303
	Henry Boot PLC	546,682	1,312,596
	Hollywood Bowl Group PLC	321,950	972,202
* Ω	Hostelworld Group PLC	120,968	187,054
	Inchcape PLC	2,112,597	19,457,936
*	J D Wetherspoon PLC	495,955	4,192,217
* Ω	Just Eat Takeaway.com NV	34,274	428,046
	Lookers PLC	1,267,985	2,001,425

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
# *	Marston's PLC	3,266,119	$1,204,611
	Me Group International PLC	1,538,043	2,950,889
*	Mitchells & Butlers PLC	1,897,027	5,209,839
	MJ Gleeson PLC	240,572	1,225,017
*	Moonpig Group PLC	10,542	20,957
*	Motorpoint group PLC	51,520	55,380
# *	N Brown Group PLC	949,432	237,760
* Ω	On the Beach Group PLC	158,833	203,898
*	Pendragon PLC	5,317,511	2,158,205
	Persimmon PLC	834,532	10,929,438
	Pets at Home Group PLC	2,837,331	11,531,156
*	Playtech PLC	1,768,888	9,746,462
	PPHE Hotel Group Ltd.	15,424	199,325
*	Rank Group PLC	1,056,418	1,073,966
	Redrow PLC	1,581,603	9,516,449
*	Restaurant Group PLC	1,520,755	944,096
	Smiths News PLC	43,375	21,664
*	SSP Group PLC	3,431,254	8,467,981
# * ††	Studio Retail Group PLC	220,669	0
*	Superdry PLC	345,305	182,625
	Taylor Wimpey PLC	3,963,431	5,652,560
*	THG PLC	1,201,685	1,021,838
Ω	TI Fluid Systems PLC	579,107	868,236
	Topps Tiles PLC	786,772	463,100
	Vertu Motors PLC	1,326,258	1,204,929
	Victorian Plumbing Group PLC	3,642	3,911
	Videndum PLC	218,073	876,358
	Vistry Group PLC	1,492,093	16,505,672
* Ω	Watches of Switzerland Group PLC	689,714	4,491,808
	WH Smith PLC	549,109	8,965,487
	Wickes Group PLC	1,932,760	3,222,586
	Young & Co's Brewery PLC, Class A	16,652	218,207
TOTAL CONSUMER DISCRETIONARY			253,052,344
CONSUMER STAPLES — (8.3%)
	AG Barr PLC	742,960	4,440,619
	Anglo-Eastern Plantations PLC	126,037	1,102,054
Ω	Bakkavor Group PLC	743,307	865,851
	Britvic PLC	1,626,728	17,235,808
	C&C Group PLC	1,932,706	3,269,427
	Carr's Group PLC	349,511	564,475
	Cranswick PLC	366,623	15,840,594
	Fevertree Drinks PLC	397,307	5,798,047
*	Greencore Group PLC	2,507,166	2,316,783
	Hilton Food Group PLC	361,009	3,147,373
	Kitwave Group PLC	10,016	31,245
*	Marks & Spencer Group PLC	9,096,384	26,163,165
*	McBride PLC	895,746	428,553
	MP Evans Group PLC	7,544	68,849
# *	Naked Wines PLC	32,906	22,409
	Nichols PLC	2,884	35,582
	Premier Foods PLC	4,712,428	6,890,733
	PZ Cussons PLC	1,614,894	2,782,905
	Tate & Lyle PLC	2,167,560	18,083,596
TOTAL CONSUMER STAPLES			109,088,068

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
ENERGY — (3.2%)
	Capricorn Energy PLC	1,904,743	$4,026,830
	Diversified Energy Co. PLC	3,566,591	3,502,871
	Energean PLC	502,402	6,976,248
*	EnQuest PLC	8,939,089	1,656,906
	Genel Energy PLC	968,718	945,923
	Gulf Keystone Petroleum Ltd.	1,204,083	1,502,115
	Harbour Energy PLC	2,035,793	6,375,396
	Hunting PLC	672,607	2,506,046
*	John Wood Group PLC	3,439,778	6,480,966
*	Pantheon Resources PLC	88,116	36,934
# *	Petrofac Ltd.	1,395,032	1,290,058
	Pharos Energy PLC	1,694,517	472,605
# * ††	Savannah Energy PLC	388,799	91,602
	Serica Energy PLC	1,114,079	3,378,326
# *	Tullow Oil PLC	5,963,956	2,493,371
TOTAL ENERGY			41,736,197
FINANCIALS — (19.7%)
	abrdn PLC	2,030,094	3,835,638
	AJ Bell PLC	1,029,914	3,447,629
	Ashmore Group PLC	2,370,283	5,410,898
	Bank of Georgia Group PLC	269,724	12,107,096
	Beazley PLC	3,029,976	20,374,449
Ω	Bridgepoint Group PLC	228,129	533,383
	Brooks Macdonald Group PLC	628	12,762
	Burford Capital Ltd.	965,905	13,212,841
	Chesnara PLC	955,858	3,204,122
	Close Brothers Group PLC	891,123	9,595,016
Ω	CMC Markets PLC	885,639	1,135,743
*	Direct Line Insurance Group PLC	5,398,446	11,293,696
* Ω	Funding Circle Holdings PLC	104,248	49,227
*	Georgia Capital PLC	29,469	353,359
	H&T Group PLC	2,590	13,396
	Hargreaves Lansdown PLC	698,914	6,573,261
	Hiscox Ltd.	1,420,166	17,363,853
	IG Group Holdings PLC	1,309,276	10,249,815
	Impax Asset Management Group PLC	235,158	1,310,712
	IntegraFin Holdings PLC	682,090	1,969,495
	Intermediate Capital Group PLC	324,795	5,451,828
	International Personal Finance PLC	1,140,271	1,749,457
	IP Group PLC	5,333,136	3,435,824
	Jupiter Fund Management PLC	2,208,694	2,575,495
	Just Group PLC	6,602,530	5,787,965
	Lancashire Holdings Ltd.	1,661,042	11,935,432
	Liontrust Asset Management PLC	140,542	1,036,527
	Man Group PLC	7,541,211	20,497,155
# *	Metro Bank Holdings PLC	164,184	116,588
	Mortgage Advice Bureau Holdings Ltd.	2,230	14,539
* Ω	Network International Holdings PLC	232,907	1,108,048
	Ninety One PLC	1,904,512	3,956,785
	Numis Corp. PLC	311,926	1,304,709
	OSB Group PLC	2,134,752	8,469,915
	Paragon Banking Group PLC	1,921,607	11,480,601
	PayPoint PLC	363,849	2,309,123
	Plus500 Ltd.	519,961	8,734,210

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Polar Capital Holdings PLC	273,644	$1,549,501
Ω	Quilter PLC	7,175,803	7,475,266
	Rathbones Group PLC	356,303	7,544,939
	Record PLC	18,948	17,897
	S&U PLC	30,393	822,547
Ω	Sabre Insurance Group PLC	413,820	764,918
*	Saga PLC	537,603	810,781
	TBC Bank Group PLC	121,244	4,401,499
	TP ICAP Group PLC	4,057,831	8,401,525
	Vanquis Banking Group PLC	1,235,293	1,896,676
	Virgin Money UK PLC	6,471,074	13,233,241
††	Waterloo Investment Holdings Ltd.	4,000	1,040
	XPS Pensions Group PLC	12,911	30,644
TOTAL FINANCIALS			258,961,066
HEALTH CARE — (3.7%)
††	4d pharma PLC	42,478	1,617
	Advanced Medical Solutions Group PLC	467,526	1,149,496
#	Alliance Pharma PLC	2,234,721	1,285,715
	CVS Group PLC	418,701	8,312,357
	EKF Diagnostics Holdings PLC	79,384	26,133
	EMIS Group PLC	287,750	6,782,809
*	Ergomed PLC	63,132	1,035,087
	Hikma Pharmaceuticals PLC	277,193	7,038,809
*	Indivior PLC	759,374	16,425,238
* Ω	Integrated Diagnostics Holdings PLC	1,249,693	480,662
	NIOX Group PLC	202,629	165,119
*	PureTech Health PLC	424,134	935,922
Ω	Spire Healthcare Group PLC	1,842,894	5,246,779
*	Trellus Health PLC	1,632	154
TOTAL HEALTH CARE			48,885,897
INDUSTRIALS — (24.3%)
	Ashtead Technology Holdings PLC	5,467	29,086
#	Avon Rubber PLC	170,724	1,279,213
*	Babcock International Group PLC	2,603,729	13,086,228
	Balfour Beatty PLC	3,585,302	14,002,479
	Begbies Traynor Group PLC	60,262	82,168
	Bodycote PLC	1,236,656	9,825,821
#	Braemar PLC	83,994	238,781
*	Capita PLC	8,683,384	1,798,994
	Chemring Group PLC	1,977,936	6,687,849
	Clarkson PLC	211,472	7,042,911
	Costain Group PLC	237,261	164,788
*	De La Rue PLC	416,200	313,175
# *	Dialight PLC	89,929	182,819
	Diploma PLC	428,815	15,654,996
	DiscoverIE Group PLC	578,652	4,774,669
Ω	DWF Group PLC	10,499	12,744
*	easyJet PLC	966,101	5,007,627
*	Esken Ltd.	1,707,178	57,810
	Firstgroup PLC	2,817,499	5,180,358
	Galliford Try Holdings PLC	572,910	1,698,440
	Genuit Group PLC	1,344,851	5,383,280
	Goodwin PLC	246	15,417

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Grafton Group PLC	1,489,341	$16,431,883
	Hays PLC	9,347,832	12,398,621
	Howden Joinery Group PLC	1,130,472	10,114,940
	IMI PLC	338,732	6,445,876
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	International Distributions Services PLC	3,095,228	9,831,092
*	James Fisher & Sons PLC	193,197	773,440
	James Halstead PLC	150,235	378,916
	JET2 PLC	813,756	10,700,099
	Johnson Service Group PLC	838,319	1,384,291
	Keller Group PLC	498,383	4,570,193
*	Kier Group PLC	1,785,972	2,503,320
	Learning Technologies Group PLC	161,688	126,060
# Ω	Luceco PLC	278,939	394,248
	Mears Group PLC	776,469	2,613,551
	Mitie Group PLC	7,884,929	9,837,572
	Mobico Group PLC	3,001,140	3,235,290
	Morgan Advanced Materials PLC	1,921,125	5,727,304
	Morgan Sindall Group PLC	266,618	6,649,337
	Norcros PLC	155,422	289,525
	Pagegroup PLC	1,947,013	9,955,727
	Porvair PLC	18,060	127,550
	QinetiQ Group PLC	3,241,231	12,553,058
	Redde Northgate PLC	1,430,002	5,892,168
	Renew Holdings PLC	75,173	656,199
*	Renewi PLC	459,525	4,107,969
	Ricardo PLC	311,573	1,891,387
	Robert Walters PLC	391,393	1,994,730
	Rotork PLC	4,324,797	16,384,200
	RS Group PLC	653,151	5,833,409
	RWS Holdings PLC	323,584	945,940
	Senior PLC	2,467,543	4,888,851
	Serco Group PLC	5,743,194	10,416,448
	Severfield PLC	1,107,512	840,732
*	SIG PLC	3,677,159	1,611,206
	Smart Metering Systems PLC	559,530	4,243,797
	Speedy Hire PLC	2,562,448	999,508
	SThree PLC	873,750	3,961,463
	TClarke PLC	64,836	107,927
	Travis Perkins PLC	1,117,269	11,423,024
	Trifast PLC	524,611	524,671
	Tyman PLC	1,052,344	3,718,231
	Vesuvius PLC	1,526,317	8,062,949
	Volex PLC	480,111	1,840,159
	Volution Group PLC	780,299	3,436,316
	Vp PLC	153,784	986,513
	Wilmington PLC	334,384	1,319,542
	Wincanton PLC	669,436	2,233,119
	XP Power Ltd.	51,489	1,471,137
TOTAL INDUSTRIALS			319,353,141
INFORMATION TECHNOLOGY — (6.7%)
*	accesso Technology Group PLC	14,495	109,517
Ω	Alfa Financial Software Holdings PLC	15,729	35,380
	Bytes Technology Group PLC	753,689	4,572,983

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	CentralNic Group PLC	146,928	$237,876
	Computacenter PLC	497,525	15,319,761
*	Darktrace PLC	302,278	1,478,936
	dotdigital group PLC	448,931	424,627
	FDM Group Holdings PLC	463,022	2,937,097
*	Fund Technologies PLC	36,516	650,313
	GB Group PLC	233,875	612,238
	Gooch & Housego PLC	2,781	16,800
	IDOX PLC	140,149	108,753
	iomart Group PLC	307,631	598,955
# *	IQE PLC	2,591,373	552,921
	Kainos Group PLC	477,301	6,652,769
	Keywords Studios PLC	9,057	170,286
*	Kin & Carta PLC	271,302	274,015
	NCC Group PLC	1,588,590	2,286,743
	Oxford Instruments PLC	345,266	9,203,145
	Renishaw PLC	89,254	3,827,231
*	RM PLC	313,273	226,952
	Softcat PLC	677,227	12,023,774
	Spectris PLC	384,491	15,895,463
	Spirent Communications PLC	3,988,310	6,700,967
#	Strix Group PLC	236,656	152,230
	TT Electronics PLC	1,095,094	2,269,307
*	Xaar PLC	553,856	1,240,493
TOTAL INFORMATION TECHNOLOGY			88,579,532
MATERIALS — (5.4%)
*	Accsys Technologies PLC	9,505	8,406
	Breedon Group PLC	694,974	2,786,777
	Capital Ltd.	59,308	61,762
	Castings PLC	172,368	716,955
	Centamin PLC	8,174,090	8,305,876
	Central Asia Metals PLC	760,226	1,747,270
	DS Smith PLC	1,421,046	4,956,202
	Ecora Resources PLC	1,133,180	1,480,171
*	Elementis PLC	3,457,720	5,215,379
	Essentra PLC	1,598,848	3,147,646
*	Ferrexpo PLC	31,542	29,264
Ω	Forterra PLC	1,254,625	2,270,270
*	Gem Diamonds Ltd.	413,552	76,610
	Hill & Smith PLC	546,022	11,425,457
*	Hochschild Mining PLC	1,661,035	1,690,891
Ω	Ibstock PLC	2,547,936	4,419,091
	Johnson Matthey PLC	299,298	5,925,286
	Marshalls PLC	369,853	1,135,119
	Pan African Resources PLC	6,037,485	1,058,763
*	Petra Diamonds Ltd.	17,532	14,589
	RHI Magnesita NV	131,110	4,425,720
*	SolGold PLC	1,728,262	264,431
# *	Synthomer PLC	106,300	301,038
	Victrex PLC	503,282	8,599,062
	Zotefoams PLC	106,928	436,587
TOTAL MATERIALS			70,498,622

The United Kingdom Small Company Series

CONTINUED

	Shares	Value»
REAL ESTATE — (2.8%)
Foxtons Group PLC	1,351,763	$602,124
Grainger PLC	4,237,552	12,039,300
Harworth Group PLC	30,381	39,091
Helical PLC	241,035	619,593
* IWG PLC	3,854,109	6,631,322
LSL Property Services PLC	474,846	1,503,917
Phoenix Spree Deutschland Ltd.	15,813	31,329
Savills PLC	961,872	10,132,875
Sirius Real Estate Ltd.	4,102,800	4,301,091
Watkin Jones PLC	1,003,427	488,606
TOTAL REAL ESTATE		36,389,248
UTILITIES — (2.3%)
Drax Group PLC	2,467,126	13,199,883
Pennon Group PLC	1,344,452	9,598,546
Telecom Plus PLC	424,957	7,723,369
TOTAL UTILITIES		30,521,798
TOTAL COMMON STOCKS		1,306,458,875
RIGHTS/WARRANTS — (0.0%)
MATERIALS — (0.0%)
* Synthomer PLC	637,799	233,454
TOTAL INVESTMENT SECURITIES (Cost $1,337,057,408)		1,306,692,329

			Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@ §	The DFA Short Term Investment Fund	577,907	6,685,232
TOTAL INVESTMENTS — (100.0%)
(Cost $1,343,742,062)^^			$1,313,377,561

ADR	American Depositary Receipt
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The United Kingdom Small Company Series

CONTINUED

Summary of the Series' investments as of September 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$10,258	$49,382,704	$—		$49,392,962
Consumer Discretionary	5,610	253,046,734	—		253,052,344
Consumer Staples	—	109,088,068	—		109,088,068
Energy	—	41,644,595	91,602		41,736,197
Financials	—	258,960,026	1,040		258,961,066
Health Care	—	48,884,280	1,617		48,885,897
Industrials	—	319,353,141	—		319,353,141
Information Technology	—	88,579,532	—		88,579,532
Materials	—	70,498,622	—		70,498,622
Real Estate	—	36,389,248	—		36,389,248
Utilities	—	30,521,798	—		30,521,798
Rights/Warrants
Materials	—	233,454	—		233,454
Securities Lending Collateral	—	6,685,232	—		6,685,232
TOTAL	$15,868	$1,313,267,434	$94,259	^	$1,313,377,561

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Continental Small Company Series

SCHEDULE OF INVESTMENTS

September 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.6%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	82,296	$1,336,986
	ANDRITZ AG	438,579	22,101,148
	AT&S Austria Technologie & Systemtechnik AG	190,150	5,615,755
Ω	BAWAG Group AG	434,580	19,862,908
	CA Immobilien Anlagen AG	111,893	3,705,176
	DO & Co. AG	45,371	4,974,494
*	Eurotelesites AG	289,656	1,267,829
	EVN AG	246,314	6,583,274
*	FACC AG	118,395	762,891
*	Immofinanz AG	29,472	572,260
*	Immofinanz AG	681,827	0
	Josef Manner & Comp AG	870	101,505
*	Kapsch TrafficCom AG	29,728	312,201
# *	Lenzing AG	112,408	4,606,561
	Mayr Melnhof Karton AG	56,673	7,643,601
	Oberbank AG	45,418	2,967,126
	Oesterreichische Post AG	112,654	3,696,091
	Palfinger AG	97,003	2,287,453
	POLYTEC Holding AG	106,063	453,983
	Porr AG	104,459	1,294,634
*	Raiffeisen Bank International AG	250,707	3,652,872
*	Rosenbauer International AG	20,672	664,311
	Schoeller-Bleckmann Oilfield Equipment AG	59,509	3,505,030
	Semperit AG Holding	55,998	1,009,722
	Telekom Austria AG	1,158,627	8,082,575
	UBM Development AG	21,002	465,171
	UNIQA Insurance Group AG	912,497	7,379,225
	Vienna Insurance Group AG Wiener Versicherung Gruppe	289,761	8,076,354
	voestalpine AG	615,510	16,757,450
	Wienerberger AG	682,908	17,284,628
	Zumtobel Group AG	155,917	990,983
TOTAL AUSTRIA			158,014,197
BELGIUM — (3.8%)
	Ackermans & van Haaren NV	171,688	25,943,675
	Ageas SA	22,484	926,035
# *	AGFA-Gevaert NV	1,025,088	1,979,224
#	Atenor	22,121	281,837
	Azelis Group NV	44,216	872,828
	Barco NV	464,377	9,009,825
	Bekaert SA	250,767	11,226,578
# * Ω	Biocartis Group NV	357,370	109,571
	bpost SA	381,856	2,090,818
	Cie d'Entreprises CFE	49,898	368,794
	Deceuninck NV	480,813	1,102,115
	Deme Group NV	49,625	5,443,694
	D'ieteren Group	4,668	786,995
	Econocom Group SA	636,369	1,677,041
	Etablissements Franz Colruyt NV	283,213	12,242,796
*	Euronav NV	1,347,567	21,855,824
	EVS Broadcast Equipment SA	69,287	1,964,912
	Fagron	348,623	5,928,445
*	Galapagos NV	212,840	7,328,858
	Gimv NV	127,837	5,581,461
*	Greenyard NV	2,890	18,659

The Continental Small Company Series

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Immobel SA	23,226	$715,065
	Ion Beam Applications	123,212	1,285,849
	Jensen-Group NV	20,961	709,048
	Kinepolis Group NV	92,201	4,585,923
	Lotus Bakeries NV	2,157	17,525,224
	Melexis NV	121,179	10,429,228
# *	Ontex Group NV	382,713	2,807,489
	Proximus SADP	742,355	6,031,831
#	Recticel SA	282,075	2,790,760
	Roularta Media Group NV	19,318	255,163
	Shurgard Self Storage Ltd.	23,591	934,011
	Sipef NV	38,999	2,168,453
	Tessenderlo Group SA	211,012	6,080,307
	Umicore SA	174,160	4,123,511
	Van de Velde NV	47,376	1,654,573
	VGP NV	36,727	3,406,910
	Viohalco SA	498,361	2,768,246
	What's Cooking BV	3,904	288,725
TOTAL BELGIUM			185,300,301
DENMARK — (6.4%)
*	ALK-Abello AS	855,243	9,591,485
	Alm Brand AS	6,053,840	9,066,529
# *	Ambu AS, Class B	501,963	5,232,059
# *	Bang & Olufsen AS	599,792	730,498
	BankNordik P/F	10,800	252,817
# *	Bavarian Nordic AS	448,836	10,042,928
*	Brodrene Hartmann AS	16,148	752,466
#	cBrain AS	18,289	516,328
*	Chemometec AS	83,142	3,943,944
	Columbus AS	490,087	445,578
	D/S Norden AS	200,319	11,125,749
	Dfds AS	203,658	6,713,664
#	Djurslands Bank AS	6,232	393,891
	FLSmidth & Co. AS	319,467	14,399,254
#	Fluegger Group AS	4,198	183,282
*	GN Store Nord AS	560,048	10,069,207
#	GronlandsBANKEN AS	1,125	100,450
	H Lundbeck AS	1,473,251	7,934,324
	H Lundbeck AS, Class A	14,791	69,918
# *	H+H International AS, Class B	98,099	992,897
*	Harboes Bryggeri AS, Class B	5,094	52,067
	ISS AS	912,942	14,024,174
	Jeudan AS	40,046	1,357,635
*	Jyske Bank AS	437,851	31,938,607
	Lan & Spar Bank	4,895	475,356
	Matas AS	279,854	3,867,278
# * Ω	Netcompany Group AS	150,265	5,695,532
*	Nilfisk Holding AS	123,482	2,166,258
*	NKT AS	354,659	18,474,324
# * Ω	NNIT AS	71,567	859,934
	North Media AS	5,372	44,101
*	NTG Nordic Transport Group AS, Class A	18,147	930,857
#	Parken Sport & Entertainment AS	11,952	211,866
	Per Aarsleff Holding AS	133,648	6,124,712
	Ringkjoebing Landbobank AS	197,625	28,521,800
	Rockwool AS, Class A	562	135,898
	Rockwool AS, Class B	8,102	1,958,136
	Royal Unibrew AS	312,981	24,171,653

The Continental Small Company Series

CONTINUED

		Shares	Value»
DENMARK — (Continued)
# *	RTX AS	51,335	$607,926
Ω	Scandinavian Tobacco Group AS, Class A	452,246	6,888,808
	Schouw & Co. AS	94,292	6,278,091
	Solar AS, Class B	38,507	2,587,525
	SP Group AS	4,788	137,577
	Spar Nord Bank AS	609,820	9,433,429
	Sparekassen Sjaelland-Fyn AS	1,651	46,171
	Sydbank AS	461,164	21,890,573
*	TCM Group AS	2,578	18,090
#	Tivoli AS	9,878	1,002,598
	Topdanmark AS	363,470	15,779,954
	TORM PLC, Class A	195,257	5,284,562
	UIE PLC	103,360	2,585,105
*	Zealand Pharma AS	230,216	9,950,963
TOTAL DENMARK			316,058,828
FINLAND — (4.9%)
	Aktia Bank Oyj	344,733	3,314,187
#	Alandsbanken Abp, Class B	23,036	808,324
	Alma Media Oyj	135,302	1,289,785
	Apetit Oyj	21,105	267,532
	Aspo Oyj	106,324	671,036
	Atria Oyj	98,413	1,101,081
#	Bittium Oyj	204,447	800,332
	Cargotec Oyj, Class B	267,368	11,177,341
	Caverion Oyj	167,428	1,525,374
#	Citycon Oyj	447,053	2,504,131
	Digia Oyj	85,054	492,842
Ω	Enento Group Oyj	5,539	124,110
*	Finnair Oyj	4,568,940	2,491,424
#	Fiskars Oyj Abp	215,530	3,970,079
	F-Secure Oyj	730,842	1,346,077
	Glaston Oyj Abp	9,217	7,585
	Harvia Oyj	69,184	1,866,151
# *	HKScan Oyj, Class A	234,984	183,707
#	Huhtamaki Oyj	631,957	20,776,012
	Ilkka Oyj	58,887	195,939
#	Kamux Corp.	59,097	346,420
	Kemira Oyj	741,189	11,524,543
	Kesko Oyj, Class B	31,113	557,428
	Kojamo Oyj	599,747	5,313,862
	Konecranes Oyj	400,235	13,267,495
#	Lassila & Tikanoja Oyj	200,646	2,064,783
	Marimekko Oyj	44,324	492,241
#	Metsa Board Oyj, Class B	1,192,468	9,572,400
	Musti Group Oyj	73,456	1,395,044
	Nokian Renkaat Oyj	750,536	5,891,574
	Olvi Oyj, Class A	95,777	3,052,955
	Oma Saastopankki Oyj	8,486	184,455
	Oriola Oyj, Class A	6,054	7,280
#	Oriola Oyj, Class B	808,151	796,090
	Orion Oyj, Class B	619,790	24,348,971
#	Outokumpu Oyj	2,082,311	8,717,373
# *	Pihlajalinna Oyj	80,774	691,471
	Ponsse Oyj	71,199	1,969,444
*	QT Group Oyj	63,384	3,469,791
	Raisio Oyj, Class V	841,578	1,837,768
#	Rapala VMC Oyj	116,693	381,180
	Revenio Group Oyj	130,109	2,816,361

The Continental Small Company Series

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Sanoma Oyj	513,060	$3,772,836
	Taaleri Oyj	8,120	79,279
#	Talenom Oyj	7,120	41,112
*	Teleste Oyj	52,966	182,631
Ω	Terveystalo Oyj	145,253	1,159,024
	TietoEVRY Oyj	608,364	13,663,662
	Tokmanni Group Corp.	320,158	4,445,492
#	Uponor Oyj	366,871	11,009,549
	Vaisala Oyj, Class A	125,217	4,394,761
#	Valmet Oyj	886,762	20,245,250
#	Verkkokauppa.com Oyj	13,945	37,252
#	Viking Line Abp	11,073	225,293
	Wartsila Oyj Abp	2,309,835	26,179,504
# *	WithSecure Oyj	607,336	659,651
#	YIT Oyj	701,775	1,609,980
TOTAL FINLAND			241,317,254
FRANCE — (11.5%)
	ABC arbitrage	127,460	781,054
*	Air France-KLM	213,395	2,670,708
	AKWEL	62,053	1,046,965
Ω	ALD SA	212,268	1,639,063
	Altamir	136,094	3,593,419
	Alten SA	147,174	19,312,366
	Arkema SA	104,074	10,245,110
	Assystem SA	61,561	2,580,675
# *	Atos SE	463,767	3,216,752
	Aubay	41,362	1,692,742
	Axway Software SA	39,509	965,086
*	Bastide le Confort Medical	18,680	501,147
	Beneteau SA	251,906	3,045,943
# *	Bigben Interactive	98,829	328,948
	Boiron SA	33,957	1,924,541
	Bonduelle SCA	99,470	1,108,552
* ††	Bourbon Corp.	28,851	0
	Catana Group	47,853	301,899
*	Cegedim SA	39,170	755,452
*	CGG SA	4,358,311	3,091,864
#	Chargeurs SA	108,477	923,143
	Cie des Alpes	126,103	1,729,683
	Cie Plastic Omnium SE	346,887	5,625,590
*	Claranova SE	66,462	102,310
#	Clariane SE	461,522	2,771,074
	Coface SA	753,718	9,595,655
	Derichebourg SA	674,729	3,391,901
*	Ekinops SAS	7,393	46,073
	Electricite de Strasbourg SA	21,112	2,139,731
# * Ω	Elior Group SA	729,316	1,490,081
	Elis SA	1,272,724	22,353,172
	Equasens	9,004	693,305
	Eramet SA	71,029	5,397,837
#	Esso SA Francaise	4,117	265,779
	Etablissements Maurel et Prom SA	365,012	1,883,466
	Eurazeo SE	188,864	11,238,362
Ω	Euronext NV	38,924	2,707,519
#	Eutelsat Communications SA	1,169,230	6,894,191
*	Exclusive Networks SA	1,066	19,386
	Exel Industries, Class A	10,459	511,623
	Fnac Darty SA	93,972	2,301,684

The Continental Small Company Series

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Forvia SE	832,546	$17,128,358
*	Gaumont SA	10,715	1,100,595
	Gaztransport Et Technigaz SA	166,053	20,409,369
#	GEA	2,433	252,087
# *	Genfit SA	11,113	36,849
	GL Events	57,046	984,126
	Groupe Crit SA	22,187	1,637,223
	Groupe SFPI	21,754	41,087
	Guerbet	35,476	630,214
*	Haulotte Group SA	73,020	224,030
*	HEXAOM	1,293	18,666
*	ID Logistics Group SACA	15,056	3,966,312
	Imerys SA	218,753	6,455,936
	Infotel SA	637	33,412
	Interparfums SA	9,385	520,717
	IPSOS SA	294,055	13,509,023
	Jacquet Metals SACA	92,263	1,568,971
*	JCDecaux SE	272,456	4,609,837
	Kaufman & Broad SA	111,446	3,247,352
Ω	La Francaise des Jeux SAEM	66,996	2,176,006
	Laurent-Perrier	13,997	1,768,961
	Lectra	87,690	2,383,021
	Linedata Services	3,353	191,350
	LISI	43,979	1,033,522
#	LNA Sante SA	32,778	855,720
Ω	Maisons du Monde SA	170,760	1,312,026
	Manitou BF SA	67,613	1,621,593
	Mersen SA	148,774	5,926,378
	Metropole Television SA	169,853	2,149,718
# *	Nacon SA	64,505	95,047
Ω	Neoen SA	95,522	2,777,855
	Nexans SA	195,817	15,876,053
	Nexity SA	245,829	3,624,168
	NRJ Group	87,189	643,385
	Oeneo SA	105,998	1,568,426
*	OL Groupe SA	1,846	3,750
*	Plastiques Du Val De Loire	14,341	39,977
*	Prodways Group SA	7,107	11,644
	Quadient SA	216,322	4,357,490
# * ††	Recylex SA	102,008	0
	Rexel SA	1,366,312	30,613,550
	Robertet SA	217	185,264
	Rubis SCA	583,605	13,070,726
	Samse SACA	7,930	1,391,199
	Savencia SA	35,032	2,006,522
	SCOR SE	825,454	25,627,758
	SEB SA	103,512	9,656,330
	Seche Environnement SA	21,328	2,483,482
	SES SA	1,967,782	12,863,952
# *	SES-imagotag SA	2,275	264,967
* Ω	SMCP SA	78,239	316,626
	Societe BIC SA	145,796	9,612,512
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,447,382
	Societe pour l'Informatique Industrielle	57,629	2,856,114
*	SOITEC	145,953	24,221,721
	Sopra Steria Group SACA	120,549	24,885,997
	SPIE SA	860,805	24,982,055
* Ω	SRP Groupe SA	56,827	64,975
	Stef SA	25,714	2,879,845

The Continental Small Company Series

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Sword Group	37,845	$1,449,599
	Synergie SE	67,143	2,082,656
	Technip Energies NV	594,475	14,759,939
	Television Francaise 1 SA	398,119	3,045,578
	TFF Group	8,661	390,954
	Thermador Groupe	37,127	3,087,924
#	Tikehau Capital SCA	34,883	768,382
	Totalenergies EP Gabon	4,026	719,823
	Trigano SA	60,136	8,141,746
*	Ubisoft Entertainment SA	443,667	14,377,841
	Valeo SE	1,125,958	19,321,392
*	Vallourec SACA	712,735	8,674,575
# *	Vantiva SA	81,942	13,318
Ω	Verallia SA	349,138	13,733,062
	Vetoquinol SA	11,317	933,123
	Vicat SACA	108,897	3,324,134
	VIEL & Cie SA	156,945	1,364,885
	Virbac SA	27,371	7,384,020
*	Voltalia SA	20,239	219,014
	Vranken-Pommery Monopole SA	16,787	295,535
	Wavestone	9,891	518,190
* Ω	X-Fab Silicon Foundries SE	196,784	2,028,384
*	Xilam Animation SA	415	5,964
TOTAL FRANCE			564,745,120
GERMANY — (13.9%)
	1&1 AG	253,045	4,276,003
#	7C Solarparken AG	139,107	474,350
	Adesso SE	8,348	902,193
*	Adtran Networks SE	3,098	65,676
	AIXTRON SE	241,711	8,853,573
	All for One Group SE	4,503	189,886
#	Allgeier SE	51,086	1,144,099
#	Amadeus Fire AG	12,695	1,497,929
# *	Aroundtown SA	2,019,302	4,189,057
	Atoss Software AG	17,266	3,567,742
	Aurubis AG	205,349	15,151,425
# * Ω	Auto1 Group SE	166,989	1,064,387
#	Basler AG	87,154	901,025
#	BayWa AG	104,518	3,717,549
	BayWa AG	124	6,509
	Bechtle AG	424,706	19,778,671
Ω	Befesa SA	159,690	4,867,498
	Bertrandt AG	35,013	1,628,342
	Bijou Brigitte AG	25,004	905,807
	Bilfinger SE	191,469	6,546,879
*	Borussia Dortmund GmbH & Co. KGaA	593,416	2,461,261
	CANCOM SE	235,664	6,273,195
*	Ceconomy AG	990,593	2,091,101
	CENIT AG	57,781	796,435
	Cewe Stiftung & Co. KGAA	45,914	4,271,286
	CompuGroup Medical SE & Co. KgaA	182,554	7,128,508
	CropEnergies AG	184,720	1,542,531
	CTS Eventim AG & Co. KGaA	309,693	17,579,272
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	611,480
#	Dermapharm Holding SE	83,486	3,441,472
	Deutsche Beteiligungs AG	104,091	3,457,964
# Ω	Deutsche Pfandbriefbank AG	922,016	6,530,662
	Deutz AG	674,170	2,969,063

The Continental Small Company Series

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	DIC Asset AG	375,149	$1,548,124
	DMG Mori AG	2,259	102,471
# *	Dr Hoenle AG	33,927	635,860
	Draegerwerk AG & Co. KGaA	19,558	784,422
	Duerr AG	356,390	9,643,896
Ω	DWS Group GmbH & Co. KGaA	52,223	1,773,332
	Eckert & Ziegler Strahlen- und Medizintechnik AG	102,697	3,491,910
	EDAG Engineering Group AG	51,353	631,559
	Elmos Semiconductor SE	16,550	1,113,290
	ElringKlinger AG	186,081	1,150,842
# *	Encavis AG	544,789	7,645,323
	Energiekontor AG	16,734	1,358,475
*	Evotec SE	92,877	1,848,872
	Fabasoft AG	509	9,609
	Fielmann Group AG	152,624	6,579,409
# *	flatexDEGIRO AG	247,657	2,164,078
*	Fraport AG Frankfurt Airport Services Worldwide	223,010	11,789,875
	Freenet AG	931,981	21,816,222
	FUCHS SE	143,500	4,595,159
	GEA Group AG	170,301	6,276,332
	Gerresheimer AG	237,822	24,919,274
	Gesco SE	55,404	1,234,655
	GFT Technologies SE	153,954	4,278,170
# *	Global Fashion Group SA	76,275	26,729
*	Grand City Properties SA	528,016	4,978,630
#	GRENKE AG	28,746	626,696
	H&R GmbH & Co. KGaA	71,674	364,696
	Hamburger Hafen und Logistik AG	168,075	2,985,482
	Hawesko Holding SE	313	11,775
# *	Heidelberger Druckmaschinen AG	1,768,422	2,256,159
*	HelloFresh SE	797,816	23,706,699
	Hensoldt AG	179,268	5,285,517
*	Highlight Communications AG	98,406	311,518
	Hochtief AG	119,867	12,086,640
	Hornbach Holding AG & Co. KGaA	55,236	3,520,499
	HUGO BOSS AG	412,000	26,042,798
*	Hypoport SE	163	21,974
	Indus Holding AG	134,939	2,863,127
	Init Innovation in Traffic Systems SE	37,723	955,969
Ω	Instone Real Estate Group SE	54,151	335,492
#	IVU Traffic Technologies AG	51,403	730,695
	Jenoptik AG	405,423	10,245,531
Ω	JOST Werke SE	9,579	459,120
	K&S AG	1,091,009	19,730,184
	KION Group AG	237,359	9,078,788
	Kloeckner & Co. SE	482,181	4,927,747
	Knaus Tabbert AG	1,753	96,368
*	Koenig & Bauer AG	88,269	1,306,764
	Kontron AG	341,210	6,609,904
	Krones AG	112,199	11,546,540
	KSB SE & Co. KGaA	3,293	2,362,264
	KWS Saat SE & Co. KGaA	83,735	4,915,854
	Lanxess AG	572,100	14,463,647
*	LEG Immobilien SE	214,896	14,777,803
	Leifheit AG	59,026	1,128,261
# *	Manz AG	25,270	370,097
*	Mediclin AG	78,748	231,157
*	Medigene AG	116,971	214,308
*	METRO AG	885,556	6,102,252

The Continental Small Company Series

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	MLP SE	449,086	$2,281,240
# *	Nagarro SE	55,323	3,990,986
	Nemetschek SE	61,552	3,745,965
	New Work SE	18,882	1,970,115
	Nexus AG	90,810	4,946,381
# *	Nordex SE	452,034	5,546,102
	Norma Group SE	207,439	3,832,957
#	OHB SE	39,251	1,771,465
	Patrizia SE	274,573	2,175,888
	Pfeiffer Vacuum Technology AG	47,911	7,406,626
	PNE AG	124,009	1,719,500
	ProSiebenSat.1 Media SE	1,111,874	7,510,271
	PSI Software SE	62,346	1,615,813
# *	PVA TePla AG	94,652	1,531,848
	PWO AG	8,558	263,427
*	q.beyond AG	644,117	451,832
*	R Stahl AG	14,952	381,576
	Rational AG	540	341,660
* Ω	Redcare Pharmacy NV	16,410	1,744,553
	RTL Group SA	40,540	1,390,169
	SAF-Holland SE	265,527	3,418,549
	Salzgitter AG	246,522	6,511,051
	Schloss Wachenheim AG	6,929	117,645
Ω	Scout24 SE	253,054	17,546,388
#	Secunet Security Networks AG	8,631	1,827,283
# *	SGL Carbon SE	341,797	2,378,652
	Siltronic AG	113,468	9,659,272
	Sixt SE	95,986	8,877,368
# *	SMA Solar Technology AG	86,040	5,564,733
	Stabilus SE	168,333	9,405,253
#	STRATEC SE	29,220	1,363,817
	Stroeer SE & Co. KGaA	204,102	9,074,497
	Suedzucker AG	520,927	7,744,589
	SUESS MicroTec SE	150,279	3,469,185
	Surteco Group SE	47,139	842,976
	Synlab AG	35,702	380,385
*	TAG Immobilien AG	1,104,779	11,542,869
	Takkt AG	237,111	3,217,207
* Ω	TeamViewer SE	802,681	13,491,086
	Technotrans SE	46,673	820,694
	Telefonica Deutschland Holding AG	919,136	1,643,938
	thyssenkrupp AG	2,842,592	21,610,281
	United Internet AG	160,549	3,431,696
#	VERBIO Vereinigte BioEnergie AG	164,745	6,611,958
*	Vitesco Technologies Group AG, Class A	67,592	5,470,054
	Vossloh AG	76,789	3,203,999
	Wacker Chemie AG	56,126	8,014,737
	Wacker Neuson SE	207,149	4,216,352
	Washtec AG	80,844	2,861,287
*	Westwing Group SE	41,567	394,148
	Wuestenrot & Wuerttembergische AG	192,977	2,951,401
	Zeal Network SE	35,034	1,165,723
TOTAL GERMANY			683,399,120
GREECE — (0.0%)
* ††	Neorion Holdings SA	14,991	0
IRELAND — (1.1%)
	Bank of Ireland Group PLC	2,349,597	22,968,747

The Continental Small Company Series

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	Cairn Homes PLC	1,929,630	$2,226,359
	Dalata Hotel Group PLC	422,077	1,789,882
	FBD Holdings PLC	142,812	1,875,024
	Glanbia PLC	1,136,976	18,474,934
* Ω	Glenveagh Properties PLC	1,076,628	1,133,724
	Irish Continental Group PLC	820,853	3,891,025
*	Permanent TSB Group Holdings PLC	268,168	610,016
TOTAL IRELAND			52,969,711
ISRAEL — (2.3%)
	Adgar Investment & Development Ltd.	105,459	121,827
*	Afcon Holdings Ltd.	3,064	92,041
# *	AFI Properties Ltd.	100,052	3,405,970
	Africa Israel Residences Ltd.	13,924	723,437
# *	Allot Ltd.	189,485	415,808
	Alony Hetz Properties & Investments Ltd.	11,129	76,346
#	Alrov Properties & Lodgings Ltd.	49,832	1,798,518
	Arad Ltd.	28,474	448,306
*	Ashdod Refinery Ltd.	61,298	1,695,453
	AudioCodes Ltd.	27,040	274,043
#	Aura Investments Ltd.	334,602	782,122
	Automatic Bank Services Ltd.	11,760	48,854
*	Avgol Industries 1953 Ltd.	468,925	206,617
# *	Azorim-Investment Development & Construction Co. Ltd.	522,253	1,874,453
	Bet Shemesh Engines Holdings 1997 Ltd.	31,866	777,662
	Blue Square Real Estate Ltd.	36,965	2,109,707
*	Brack Capital Properties NV	17,186	1,434,599
*	Camtek Ltd.	10,658	655,763
	Carasso Motors Ltd.	132,164	565,180
*	Cellcom Israel Ltd.	490,929	1,591,440
*	Ceragon Networks Ltd.	266,244	545,800
*	Clal Insurance Enterprises Holdings Ltd.	322,725	5,022,323
# *	Compugen Ltd.	113,943	105,088
	Danel Adir Yeoshua Ltd.	23,788	1,949,421
	Delek Automotive Systems Ltd.	262,734	1,619,693
	Delta Galil Ltd.	71,511	2,766,892
	Dor Alon Energy in Israel 1988 Ltd.	17,532	321,589
#	Electra Consumer Products 1970 Ltd.	41,757	891,948
	Electra Real Estate Ltd.	44,441	428,302
# *	Ellomay Capital Ltd.	2,597	39,951
*	Equital Ltd.	130,530	4,136,631
	FMS Enterprises Migun Ltd.	19,186	561,131
	Formula Systems 1985 Ltd.	64,490	4,758,698
	Formula Systems 1985 Ltd., Sponsored ADR	640	46,560
	Fox Wizel Ltd.	46,063	3,205,703
	Gav-Yam Lands Corp. Ltd.	400,293	2,546,231
*	Gilat Satellite Networks Ltd.	227,148	1,469,676
*	Hagag Group Real Estate Development	16,780	54,059
	Harel Insurance Investments & Financial Services Ltd.	101,515	804,784
	Hilan Ltd.	105,824	5,496,309
	IDI Insurance Co. Ltd.	44,135	1,032,861
*	IES Holdings Ltd.	1,354	80,013
	Ilex Medical Ltd.	4,067	73,054
	Inrom Construction Industries Ltd.	367,899	1,135,229
	Isracard Ltd.	195,974	810,308
	Israel Canada T.R Ltd.	220,206	551,681
	Israel Land Development Co. Ltd.	82,912	736,971
	Isras Investment Co. Ltd.	6,184	1,155,434
#	Issta Ltd.	16,875	310,017

The Continental Small Company Series

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
# *	Kamada Ltd.	203,071	$1,095,860
	Kardan Real Estate Enterprise & Development Ltd.	24,718	27,737
#	Kenon Holdings Ltd.	9,887	229,422
	Kerur Holdings Ltd.	33,018	719,258
	Klil Industries Ltd.	5,696	284,487
#	Lahav L.R. Real Estate Ltd.	9,407	9,212
	Levinstein Properties Ltd.	377	6,726
	M Yochananof & Sons Ltd.	5,479	222,981
	Magic Software Enterprises Ltd.	147,260	1,670,404
	Malam - Team Ltd.	10,222	168,562
#	Matrix IT Ltd.	222,812	4,560,423
	Max Stock Ltd.	7,391	13,925
#	Maytronics Ltd.	168,969	1,781,630
	Mediterranean Towers Ltd.	411,348	924,005
#	Mega Or Holdings Ltd.	85,860	1,534,684
*	Mehadrin Ltd.	1,666	65,093
	Meitav Investment House Ltd.	154,313	583,014
	Menora Mivtachim Holdings Ltd.	186,995	4,361,994
	Meshulam Levinstein Contracting & Engineering Ltd.	310	22,761
	Migdal Insurance & Financial Holdings Ltd.	2,081,158	2,558,812
# *	Mivtach Shamir Holdings Ltd.	30,255	784,959
	Mizrahi Tefahot Bank Ltd.	1	38
#	Naphtha Israel Petroleum Corp. Ltd.	193,707	1,110,549
	Nawi Brothers Ltd.	68,328	484,466
*	Neto Malinda Trading Ltd.	4,663	54,991
*	Neto ME Holdings Ltd.	12,167	204,007
	Novolog Ltd.	200,415	93,870
	Oil Refineries Ltd.	11,155,944	3,679,344
	One Software Technologies Ltd.	51,647	651,784
	Palram Industries 1990 Ltd.	1,112	9,553
*	Partner Communications Co. Ltd.	756,721	2,979,622
*	Paz Oil Co. Ltd.	61,298	5,047,370
*	Perion Network Ltd.	65,171	2,005,237
	Plasson Industries Ltd.	20,677	858,399
	Prashkovsky Investments & Construction Ltd.	10,063	223,433
*	Priortech Ltd.	9,623	280,654
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	51,979	2,972,072
	Retailors Ltd.	1,167	22,951
*	Scope Metals Group Ltd.	47,550	1,494,867
*	Shikun & Binui Ltd.	26,345	71,154
*	Shufersal Ltd.	8,760	40,681
	Summit Real Estate Holdings Ltd.	215,385	2,759,063
	Suny Cellular Communication Ltd.	312,529	78,427
#	Tadiran Group Ltd.	16,406	1,159,101
Ω	Tamar Petroleum Ltd.	38,322	165,556
*	Tel Aviv Stock Exchange Ltd.	20,544	118,538
*	Tera Light Ltd.	45,638	81,332
	Tiv Taam Holdings 1 Ltd.	39,749	65,357
#	Victory Supermarket Chain Ltd.	5,213	45,779
	YH Dimri Construction & Development Ltd.	19,183	1,248,930
TOTAL ISRAEL			111,387,577
ITALY — (10.2%)
	A2A SpA	9,515,032	16,911,054
	ACEA SpA	264,496	2,876,692
# *	Aeffe SpA	177,250	163,144
	Amplifon SpA	142,145	4,207,642
Ω	Anima Holding SpA	1,683,882	7,039,492
#	Aquafil SpA	83,333	224,193

The Continental Small Company Series

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Arnoldo Mondadori Editore SpA	1,088,121	$2,459,662
	Ascopiave SpA	432,784	906,678
# *	Avio SpA	88,134	756,036
	Azimut Holding SpA	751,074	16,344,529
	Banca Generali SpA	447,354	15,777,548
	Banca IFIS SpA	241,396	4,161,566
	Banca Mediolanum SpA	879,592	7,495,348
*	Banca Monte dei Paschi di Siena SpA	1,255,181	3,176,125
	Banca Popolare di Sondrio SPA	2,658,037	13,641,523
#	Banca Profilo SpA	1,711,765	374,272
Ω	Banca Sistema SpA	335,410	393,472
	Banco BPM SpA	9,876,720	47,037,925
	Banco di Desio e della Brianza SpA	241,954	843,885
Ω	BFF Bank SpA	624,229	6,226,871
	Biesse SpA	19,786	230,407
#	BPER Banca	6,542,561	19,885,982
	Brembo SpA	861,974	10,686,024
	Brunello Cucinelli SpA	248,717	18,864,877
	Buzzi SpA	627,802	17,156,085
	Cairo Communication SpA	410,431	696,774
Ω	Carel Industries SpA	58,123	1,391,206
	Cementir Holding NV	361,114	2,859,377
*	CIR SpA-Compagnie Industriali	2,478,628	1,057,528
	Credito Emiliano SpA	550,214	4,506,490
	d'Amico International Shipping SA	273,417	1,329,743
	Danieli & C Officine Meccaniche SpA	112,465	2,346,561
	Danieli & C Officine Meccaniche SpA	101,349	2,875,061
	Datalogic SpA	19,699	126,553
	De' Longhi SpA	336,243	7,303,098
	DiaSorin SpA	21,478	1,955,842
#	Digital Bros SpA	34,830	442,469
# Ω	doValue SpA	91,134	355,061
	El.En. SpA	15,382	141,301
	Elica SpA	166,709	376,756
	Emak SpA	387,311	391,837
Ω	Enav SpA	500,259	1,850,083
	ERG SpA	281,165	6,770,467
	Esprinet SpA	220,835	1,127,554
*	Eurotech SpA	207,209	533,700
	Fila SpA	145,425	1,148,806
# *	Fincantieri SpA	2,290,874	1,138,505
# * ††	Finmatica SpA	5,960	0
	FNM SpA	1,412,345	632,396
	Gefran SpA	35,925	317,116
# *	Geox SpA	356,231	274,792
	GPI SpA	16,644	156,054
#	Gruppo MutuiOnline SpA	165,707	4,366,053
	Hera SpA	5,400,110	14,745,991
	IMMSI SpA	1,063,307	514,181
	Interpump Group SpA	384,816	17,603,120
	Iren SpA	4,354,501	8,372,497
	Italgas SpA	3,498,389	17,898,558
	Italmobiliare SpA	77,432	1,966,500
*	Iveco Group NV	1,016,713	9,471,089
	IVS Group SA	119,008	692,042
*	KME Group SpA	1,219,244	1,310,627
	Leonardo SpA	2,654,010	38,228,003
	LU-VE SpA	5,064	115,672
#	Maire Tecnimont SpA	1,232,552	5,048,543

The Continental Small Company Series

CONTINUED

		Shares	Value»
ITALY — (Continued)
# * ††	Mariella Burani Fashion Group SpA	22,744	$0
	MFE-MediaForEurope NV, Class A	5,182,341	2,187,015
#	MFE-MediaForEurope NV, Class B	2,171,949	1,363,991
*	Newlat Food SpA	22,549	139,402
	Openjobmetis SpA agenzia per il lavoro	63,079	575,737
	Orsero SpA	19,188	290,149
Ω	OVS SpA	1,565,745	3,244,672
	Pharmanutra SpA	4,175	215,918
	Piaggio & C SpA	1,288,486	4,112,474
Ω	Pirelli & C SpA	2,472,729	11,860,080
Ω	RAI Way SpA	605,946	3,166,314
	Reply SpA	144,434	13,552,540
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	704,768
*	Sabaf SpA	61,986	1,003,733
*	Safilo Group SpA	204,731	183,077
	Salvatore Ferragamo SpA	198,294	2,622,240
	Sanlorenzo SpA	9,152	342,601
	Saras SpA	3,431,055	4,902,837
	Sesa SpA	50,736	5,315,635
*	Sogefi SpA	351,319	551,869
	SOL SpA	228,100	6,443,200
#	Spaxs SpA	215,211	1,195,648
	Tamburi Investment Partners SpA	855,369	7,571,212
Ω	Technogym SpA	881,146	6,798,179
*	Technoprobe SpA	60,079	472,222
# *	Telecom Italia SpA	43,531,809	13,576,070
# *	Tesmec SpA	313,747	37,392
	Tinexta SpA	63,796	1,040,981
*	Tod's SpA	13,614	491,838
	TXT e-solutions SpA	57,573	1,024,014
# Ω	Unieuro SpA	107,926	965,118
	Unipol Gruppo SpA	3,090,802	16,682,067
	UnipolSai Assicurazioni SpA	324,300	781,385
	Webuild SpA	1,307,308	2,319,304
	Zignago Vetro SpA	190,091	2,843,828
TOTAL ITALY			498,856,548
NETHERLANDS — (4.9%)
	Aalberts NV	673,240	24,565,483
	Acomo NV	44,521	928,403
*	AFC Ajax NV	13,955	152,323
# * Ω	Alfen NV	73,700	3,111,245
	Allfunds Group PLC	116,281	640,405
	AMG Critical Materials NV	202,999	6,092,071
	APERAM SA	309,044	8,976,687
	Arcadis NV	526,995	23,645,009
	ASR Nederland NV	215,369	8,058,490
*	Avantium NV	12,128	41,796
Ω	B&S Group Sarl	10,048	37,191
# * Ω	Basic-Fit NV	291,843	8,261,257
	BE Semiconductor Industries NV	392,853	38,423,532
	Beter Bed Holding NV	27,380	166,116
	Brunel International NV	153,882	2,112,692
	Corbion NV	389,680	7,755,718
Ω	CTP NV	97,519	1,392,988
	Flow Traders Ltd.	197,621	3,677,771
#	ForFarmers NV	214,677	561,510
*	Fugro NV	633,830	9,716,834
	IMCD NV	5,046	637,990

The Continental Small Company Series

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	InPost SA	260,695	$3,022,107
	Kendrion NV	88,118	1,204,149
	Koninklijke BAM Groep NV	1,627,674	3,453,245
	Koninklijke Heijmans NV, CVA	145,097	1,638,079
	Koninklijke Vopak NV	323,738	11,073,767
* Ω	Lucas Bols NV	24,022	265,192
	Nedap NV	33,400	2,060,590
	OCI NV	343,736	9,558,295
*	Pharming Group NV	2,698,379	3,458,669
	PostNL NV	1,966,585	4,182,001
	SBM Offshore NV	954,640	12,515,367
# *	SIF Holding NV	40,013	416,966
Ω	Signify NV	689,279	18,495,224
	Sligro Food Group NV	133,784	2,368,520
* ††	SRH NV	705,718	0
	TKH Group NV	268,330	10,603,833
*	TomTom NV	437,123	3,111,955
	Van Lanschot Kempen NV	161,411	4,329,868
*	Vivoryon Therapeutics NV	5,400	63,984
TOTAL NETHERLANDS			240,777,322
NORWAY — (2.1%)
#	2020 Bulkers Ltd.	70,025	625,351
	ABG Sundal Collier Holding ASA	1,989,504	956,707
	AF Gruppen ASA	877	10,193
# *	Akastor ASA	830,542	917,432
*	Aker BioMarine ASA	15,522	56,975
# *	Aker Carbon Capture ASA	220,317	231,546
	Aker Solutions ASA	738,517	2,971,599
	AMSC ASA	262,021	1,007,907
*	ArcticZymes Technologies ASA	77,341	221,235
	Atea ASA	374,402	4,677,999
# *	Atlantic Sapphire ASA	146	21
	Austevoll Seafood ASA	33,332	233,564
Ω	Avance Gas Holding Ltd.	19,594	210,316
*	Axactor ASA	728,395	372,748
	B2Holding ASA	1,137,357	732,771
	Belships ASA	333,876	562,566
*	BLUENORD ASA	21,277	1,031,894
	Bonheur ASA	141,934	2,967,459
	Borregaard ASA	460,313	6,773,097
	Bouvet ASA	68,110	360,102
*	BW Energy Ltd.	381,738	974,611
Ω	BW LPG Ltd.	635,864	7,998,262
	BW Offshore Ltd.	586,771	1,348,311
# *	Cadeler AS	81,548	277,115
# * Ω	Crayon Group Holding ASA	235,472	1,452,232
#	DNO ASA	3,077,532	3,027,725
Ω	Elkem ASA	254,168	514,078
	Elopak ASA	6,452	13,099
Ω	Europris ASA	1,154,131	6,434,109
	FLEX LNG Ltd.	170,645	5,087,120
	Golden Ocean Group Ltd.	13,613	106,868
	Grieg Seafood ASA	270,778	1,975,871
# *	Hexagon Composites ASA	685,189	1,752,413
# *	Hexagon Purus ASA	235,168	304,001
	Hoegh Autoliners ASA	39,226	281,433
*	Kahoot! ASA	468,064	1,511,839
Ω	Kid ASA	35,988	295,220

The Continental Small Company Series

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Kitron ASA	552,217	$1,826,330
Ω	Klaveness Combination Carriers ASA	2,957	19,179
*	Kongsberg Automotive ASA	4,082,725	851,977
*	LINK Mobility Group Holding ASA	88,424	106,294
	Medistim ASA	2,163	43,136
*	Morrow Bank ASA	33,724	11,808
	MPC Container Ships ASA	1,434,249	2,331,294
Ω	Multiconsult ASA	2,534	31,653
# * Ω	Norske Skog ASA	259,994	1,124,965
*	Northern Ocean Ltd.	64,314	89,991
# *	Norwegian Air Shuttle ASA	842,208	668,614
*	NRC Group ASA	38,228	41,319
	Odfjell Drilling Ltd.	636,267	2,243,441
	Odfjell SE, Class A	138,332	1,243,875
	Odfjell Technology Ltd.	97,767	490,183
*	OKEA ASA	78,091	277,948
Ω	Okeanis Eco Tankers Corp.	21,309	547,172
	Olav Thon Eiendomsselskap ASA	68,497	1,056,738
*	Otello Corp. ASA	13,451	9,866
	Panoro Energy ASA	93,186	272,589
	Pareto Bank ASA	47,843	239,591
*	PGS ASA	3,713,572	3,226,742
# *	PhotoCure ASA	18,163	91,202
# * Ω	poLight ASA	5,744	7,186
	Protector Forsikring ASA	436,859	7,081,770
# *	REC Silicon ASA	1,933,238	2,879,436
Ω	Scatec ASA	174,238	1,022,572
*	SD Standard ETC PLC	271,994	47,658
#	Selvaag Bolig ASA	313,218	832,943
# * Ω	Shelf Drilling Ltd.	241,258	840,471
*	Siem Offshore, Inc.	10,249	27,409
*	Solstad Offshore ASA	37,831	95,166
	Sparebank 1 Oestlandet	26,309	327,731
	SpareBank 1 Sorost-Norge	1,788	8,523
	Stolt-Nielsen Ltd.	188,450	5,453,115
# *	Ultimovacs ASA	24,075	226,523
	Veidekke ASA	638,830	5,823,518
*	Volue ASA	168	342
	Wilh Wilhelmsen Holding ASA, Class A	68,812	2,008,018
# * Ω	XXL ASA	3,396,119	195,844
TOTAL NORWAY			101,999,921
PORTUGAL — (1.0%)
#	Altri SGPS SA	472,047	2,135,006
*	Banco Comercial Portugues SA, Class R	49,853,259	13,682,146
	Corticeira Amorim SGPS SA	119,968	1,233,194
	CTT-Correios de Portugal SA	521,757	1,914,506
# *	Greenvolt-Energias Renovaveis SA	156,250	879,955
	Ibersol SGPS SA	52,494	383,024
	Mota-Engil SGPS SA	641,747	2,319,328
	Navigator Co. SA	1,749,202	6,591,553
	NOS SGPS SA	1,242,262	4,569,829
	REN - Redes Energeticas Nacionais SGPS SA	2,925,105	7,478,295
	Sonae SGPS SA	6,718,077	6,524,714
TOTAL PORTUGAL			47,711,550
SPAIN — (6.2%)
	Acerinox SA	1,095,358	10,584,668

The Continental Small Company Series

CONTINUED

		Shares	Value»
SPAIN — (Continued)
* ††	Adveo Group International SA	84,445	$0
Ω	Aedas Homes SA	28,849	493,199
	Alantra Partners SA	70,997	696,410
	Almirall SA	478,347	4,860,475
# *	Amper SA	5,458,953	636,392
	Applus Services SA	874,505	9,123,691
	Atresmedia Corp. de Medios de Comunicacion SA	532,026	2,055,757
	Azkoyen SA	67,253	409,470
	Banco de Sabadell SA	36,362,876	42,067,178
#	Bankinter SA	4,245,482	27,009,695
	Cia de Distribucion Integral Logista Holdings SA	418,609	10,697,480
	CIE Automotive SA	374,936	10,135,530
	Construcciones y Auxiliar de Ferrocarriles SA	125,517	3,917,053
# *	Deoleo SA	37,749	8,999
*	Distribuidora Internacional de Alimentacion SA	3,729,910	52,243
#	Ebro Foods SA	524,137	8,803,310
*	eDreams ODIGEO SA	427,530	2,919,495
	Elecnor SA	200,108	3,116,013
	Enagas SA	1,457,648	24,137,916
#	Ence Energia y Celulosa SA	820,184	2,748,007
	Ercros SA	605,801	1,925,332
	Faes Farma SA	1,863,138	6,292,640
	Fluidra SA	454,242	9,268,531
	Fomento de Construcciones y Contratas SA	82,517	1,036,983
Ω	Gestamp Automocion SA	783,964	3,268,195
Ω	Global Dominion Access SA	683,092	2,420,247
*	Grenergy Renovables SA	7,453	162,706
*	Grifols SA	242,623	3,142,428
	Grupo Catalana Occidente SA	268,886	8,656,755
#	Grupo Empresarial San Jose SA	151,317	582,982
	Iberpapel Gestion SA	47,911	826,781
	Indra Sistemas SA	876,621	12,666,878
#	Laboratorio Reig Jofre SA	15,086	38,977
	Laboratorios Farmaceuticos Rovi SA	113,531	6,144,936
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,542,605	3,272,721
	Mapfre SA	3,914,216	7,964,946
*	Melia Hotels International SA	622,154	3,772,004
# Ω	Metrovacesa SA	27,648	215,155
	Miquel y Costas & Miquel SA	185,363	2,147,824
* Ω	Neinor Homes SA	90,425	898,878
# *	Obrascon Huarte Lain SA	1,640,095	717,557
# *	Oryzon Genomics SA	35,547	76,624
#	Pharma Mar SA	41,970	1,423,005
	Prim SA	40,283	463,145
*	Promotora de Informaciones SA, Class A	1,330,083	514,458
Ω	Prosegur Cash SA	445,278	275,925
	Prosegur Compania de Seguridad SA	1,128,741	1,815,548
	Realia Business SA	1,667,905	1,868,838
	Renta 4 Banco SA	442	4,853
	Sacyr SA	2,977,673	8,739,249
*	Solaria Energia y Medio Ambiente SA	495,187	7,646,110
*	Soltec Power Holdings SA	28,469	93,029
# Ω	Talgo SA	581,978	2,161,107
*	Tecnicas Reunidas SA	272,854	2,659,212
	Tubacex SA	712,576	2,286,521
# *	Tubos Reunidos SA	34,204	20,132
Ω	Unicaja Banco SA	7,768,476	8,331,098
	Vidrala SA	129,562	11,248,021
	Viscofan SA	269,301	16,440,997

The Continental Small Company Series

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Vocento SA	352,577	$259,026
TOTAL SPAIN			306,223,335
SWEDEN — (5.5%)
Ω	AcadeMedia AB	454,275	1,941,781
	AddLife AB, Class B	284,777	1,680,630
	Addnode Group AB	453,006	2,756,299
	AFRY AB	387,681	4,538,977
Ω	Alimak Group AB	456,763	2,780,339
	Alleima AB	94,738	496,626
	Alligo AB, Class B	137,415	1,287,779
Ω	Ambea AB	224,376	710,405
*	Annehem Fastigheter AB, Class B	142,899	219,815
	AQ Group AB	1,834	69,737
	Arise AB	10,971	35,390
	Arjo AB, Class B	1,059,316	4,093,684
#	Atrium Ljungberg AB, Class B	138,321	2,251,000
* Ω	Attendo AB	659,451	1,712,913
#	BE Group AB	1,889	14,859
	Beijer Alma AB	285,932	4,893,714
	Bergman & Beving AB	207,826	2,987,062
*	Besqab AB	65,886	161,217
	Betsson AB, Class B	887,419	9,752,614
*	Better Collective AS	85,425	1,914,385
# *	BHG Group AB	386,586	461,516
	Bilia AB, Class A	585,208	5,683,112
	Billerud Aktiebolag	51,885	480,270
*	BioInvent International AB	39,595	60,350
	Biotage AB	357,090	3,506,316
	Bjorn Borg AB	13,009	43,005
#	Bonava AB, Class B	490,505	813,633
# * Ω	Boozt AB	69,940	577,651
Ω	Bravida Holding AB	578,647	4,258,948
	Bufab AB	226,548	5,696,299
	Bulten AB	92,106	586,951
	Bure Equity AB	346,244	6,884,671
*	Byggmax Group AB	348,294	938,727
*	Camurus AB	11,751	333,658
	Catella AB	89,746	219,348
	Catena AB	189,397	6,571,732
*	Catena Media PLC	330,046	559,781
*	Cavotec SA	79,682	106,005
	Cellavision AB	42,382	595,006
	Cibus Nordic Real Estate AB	42,807	423,301
	Clas Ohlson AB, Class B	240,045	2,566,534
	Cloetta AB, Class B	1,245,468	2,080,649
	Concentric AB	339,818	5,074,314
Ω	Coor Service Management Holding AB	466,542	1,893,503
#	Corem Property Group AB, Class B	3,766,156	2,080,057
	Dedicare AB, Class B	4,184	33,940
	Dios Fastigheter AB	770,250	4,389,070
Ω	Dometic Group AB	173,379	1,095,393
	Duni AB	203,378	1,803,116
* Ω	Dustin Group AB	495,393	915,293
	Eastnine AB	126,421	1,815,386
	Elanders AB, Class B	74,315	664,913
	Electrolux Professional AB, Class B	508,322	2,621,129
* Ω	Eltel AB	206,068	128,805
# *	Enea AB	97,590	420,856

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Eolus Vind AB, Class B	37,209	$272,488
	Ependion AB	93,898	1,008,151
	Ework Group AB	38,753	390,532
	Fagerhult Group AB	321,594	1,508,521
	FastPartner AB, Class A	21,544	83,786
	FastPartner AB, Class D	35	169
	Fenix Outdoor International AG	19,605	1,194,136
*	Fingerprint Cards AB, Class B	392,659	33,978
#	G5 Entertainment AB	36,503	527,023
	Granges AB	828,803	7,796,546
#	Hanza AB	36,730	226,928
	Heba Fastighets AB, Class B	269,814	590,404
	Hemnet Group AB	39,700	700,556
#	Hexatronic Group AB	146,280	592,945
	HMS Networks AB	132,898	4,841,817
* Ω	Hoist Finance AB	333,891	832,806
*	Humana AB	135,681	330,499
	IAR Systems Group AB	1,213	9,128
	Instalco AB	624,735	1,854,093
# *	International Petroleum Corp.	460,228	4,419,533
#	Intrum AB	132,234	771,596
	INVISIO AB	936	16,902
	Inwido AB	450,814	4,531,380
	JM AB	431,177	5,831,183
# *	Karnov Group AB	87,368	384,752
# *	K-fast Holding AB	9,734	12,160
	KNOW IT AB	162,436	1,882,129
	Lagercrantz Group AB, Class B	722,843	7,324,893
#	Lime Technologies AB	15,348	367,939
	Lindab International AB	580,067	8,468,584
	Loomis AB	341,004	9,177,378
# *	Maha Energy AB	148,058	113,921
*	Medcap AB	6,064	148,911
	MEKO AB	245,211	2,128,400
	MIPS AB	86,091	2,909,696
*	Modern Times Group MTG AB, Class B	518,134	3,497,191
	Momentum Group AB	137,415	1,242,453
Ω	Munters Group AB	195,522	2,507,925
	Mycronic AB	418,095	8,620,664
	NCAB Group AB	185,994	913,844
	NCC AB, Class B	410,725	4,440,306
	Nederman Holding AB	33,980	582,040
*	Net Insight AB, Class B	1,924,818	731,488
	New Wave Group AB, Class B	831,248	5,776,549
	Nilorngruppen AB, Class B	7,191	36,510
# *	Nobia AB	820,940	612,825
	Nolato AB, Class B	1,479,583	6,050,729
	Nordic Paper Holding AB	14,413	42,926
	Nordic Waterproofing Holding AB	83,900	1,248,780
*	Norion Bank AB	288,079	928,634
*	Note AB	58,972	849,407
	NP3 Fastigheter AB	175,554	2,533,398
#	Nyfosa AB	1,209,815	6,486,819
	OEM International AB, Class B	298,041	2,011,596
*	Orron Energy AB	547,443	364,869
*	Ovzon AB	1,938	3,975
*	OX2 AB	79,727	378,894
	Pandox AB	22,417	237,887
	Peab AB, Class B	343,470	1,408,977

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Platzer Fastigheter Holding AB, Class B	246,091	$1,510,443
	Prevas AB, Class B	8,542	74,097
#	Pricer AB, Class B	757,103	558,973
	Proact IT Group AB	191,163	1,344,296
	Ratos AB, Class B	1,274,186	3,794,226
*	RaySearch Laboratories AB	150,558	1,139,770
	Rejlers AB	948	10,194
Ω	Resurs Holding AB	605,094	1,301,456
	Rottneros AB	672,020	664,245
	Scandi Standard AB	376,945	1,796,044
# * Ω	Scandic Hotels Group AB	996,786	3,381,195
*	Sdiptech AB, Class B	41,470	837,604
#	Sensys Gatso Group AB	43,904	252,747
# * Ω	Sinch AB	1,134,761	1,979,616
	SkiStar AB	314,203	3,208,351
	Solid Forsakring AB	86,686	468,920
	Starbreeze AB	111,577	6,106
*	Stendorren Fastigheter AB	6,293	79,239
*	Stillfront Group AB	1,528,893	2,232,291
	Storskogen Group AB, Class B	763,043	551,223
	Systemair AB	360,836	2,266,471
	Tethys Oil AB	125,374	628,748
*	TF Bank AB	5,604	76,340
	Troax Group AB	226,249	3,203,433
# *	Truecaller AB, Class B	87,525	303,932
	VBG Group AB, Class B	30,445	532,367
# *	Viaplay Group AB	99,654	318,629
	Vitec Software Group AB, Class B	53,644	2,515,992
	Vitrolife AB	36,784	492,808
	Volati AB	5,223	41,353
	XANO Industri AB, Class B	5,023	36,749
TOTAL SWEDEN			269,082,871
SWITZERLAND — (18.6%)
	Accelleron Industries AG	82,475	2,137,788
	Adecco Group AG	573,691	23,563,274
	Allreal Holding AG	123,491	19,671,415
	ALSO Holding AG	46,377	11,635,050
*	Aluflexpack AG	721	9,446
*	ams-OSRAM AG	1,424,857	6,666,662
	APG SGA SA	8,449	1,660,629
	Arbonia AG	322,452	2,954,901
*	Aryzta AG	5,995,177	10,254,055
	Ascom Holding AG	204,173	2,313,142
# *	Autoneum Holding AG	27,003	3,510,508
	Baloise Holding AG	98,975	14,329,232
	Banque Cantonale de Geneve	9,528	2,259,290
	Banque Cantonale du Jura SA	3,848	215,899
	Banque Cantonale Vaudoise	120,220	12,580,084
	Barry Callebaut AG	404	642,458
*	Basilea Pharmaceutica AG	22,135	989,222
	Belimo Holding AG	65,574	31,121,073
	Bell Food Group AG	14,480	4,302,316
	Bellevue Group AG	51,229	1,156,974
#	Berner Kantonalbank AG	31,172	8,200,026
	BKW AG	161,471	28,425,644
	Bossard Holding AG, Class A	44,925	9,847,418
	Bucher Industries AG	54,010	20,603,325
	Burckhardt Compression Holding AG	11,718	6,377,069

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Burkhalter Holding AG	25,486	$2,438,350
	Bystronic AG	8,535	5,295,490
	Calida Holding AG	40,721	1,344,648
	Carlo Gavazzi Holding AG	3,115	1,150,238
	Cembra Money Bank AG	195,981	13,289,454
# *	Cicor Technologies Ltd.	15,422	758,139
	Cie Financiere Tradition SA	10,067	1,283,242
	Clariant AG	1,203,006	18,967,364
	Coltene Holding AG	26,537	1,926,391
	Comet Holding AG	39,708	8,828,540
#	COSMO Pharmaceuticals NV	11,655	507,974
	Daetwyler Holding AG	20,561	3,936,564
	DKSH Holding AG	234,221	15,843,191
*	DocMorris AG	4,404	242,752
#	dormakaba Holding AG	23,141	11,355,914
*	Dufry AG	552,791	20,987,217
	EFG International AG	675,403	7,645,023
	Emmi AG	15,822	14,917,201
	Energiedienst Holding AG	83,637	3,882,066
	Feintool International Holding AG	39,987	922,255
	Flughafen Zurich AG	145,858	27,770,798
	Forbo Holding AG	8,407	10,240,918
	Fundamenta Real Estate AG	3,191	58,203
Ω	Galenica AG	279,387	20,639,900
# *	GAM Holding AG	1,195,762	590,454
	Georg Fischer AG	626,442	35,179,958
# *	Gurit Holding AG, Class BR	28,958	2,935,107
	Helvetia Holding AG	262,788	36,708,479
	Hiag Immobilien Holding AG	22,952	1,977,848
# *	HOCHDORF Holding AG	6,697	164,740
	Huber & Suhner AG	108,834	7,846,203
	Hypothekarbank Lenzburg AG	6	27,264
	Implenia AG	98,343	3,225,558
*	Ina Invest Holding AG	28,549	530,367
	Inficon Holding AG	14,881	18,142,472
	Interroll Holding AG	4,923	13,444,894
	Intershop Holding AG	10,830	7,159,947
	Investis Holding SA	5,818	591,755
	Jungfraubahn Holding AG	18,429	3,190,163
	Kardex Holding AG	49,410	10,772,761
	Komax Holding AG	22,696	5,212,918
# *	Kudelski SA	217,692	379,070
	Landis & Gyr Group AG	94,470	6,818,130
	LEM Holding SA	3,935	8,787,184
	Liechtensteinische Landesbank AG	64,467	4,607,537
	Luzerner Kantonalbank AG	118,060	9,614,955
Ω	Medacta Group SA	10,036	1,266,968
Ω	Medmix AG	141,939	3,598,241
	Meier Tobler Group AG	45,826	2,013,047
	Metall Zug AG, Class B	1,139	1,779,942
#	Mikron Holding AG	8,692	125,398
	Mobilezone Holding AG	303,156	4,522,501
	Mobimo Holding AG	62,895	16,846,843
#	Novavest Real Estate AG	1,614	64,411
	OC Oerlikon Corp. AG	1,147,954	4,864,780
# *	Orascom Development Holding AG	93,520	583,125
#	Orell Fuessli AG	5,028	396,295
	Orior AG	38,713	3,080,279
*	Phoenix Mecano AG	4,402	1,730,254

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Plazza AG, Class A	6,993	$2,283,864
* Ω	PolyPeptide Group AG	6,130	111,475
	PSP Swiss Property AG	337,750	39,848,351
	Rieter Holding AG	14,685	1,363,774
	Romande Energie Holding SA	66,750	4,079,380
	Schaffner Holding AG	3,129	1,688,642
	Schweiter Technologies AG	6,263	3,992,893
# *	Schweizerische Nationalbank	23	116,719
* Ω	Sensirion Holding AG	34,433	2,755,767
	SFS Group AG	124,943	13,630,453
	Siegfried Holding AG	32,647	27,884,646
	SIG Group AG	50,085	1,233,864
	SKAN Group AG	2,459	208,652
	Softwareone Holding AG	175,368	3,463,584
	St Galler Kantonalbank AG	17,612	9,605,842
#	Stadler Rail AG	76,644	2,983,051
	Sulzer AG	139,983	13,350,516
	Swiss Prime Site AG	182,651	16,721,469
# *	Swiss Steel Holding AG	3,362,368	396,340
	Swissquote Group Holding SA	82,376	15,009,237
	Temenos AG	334,522	23,396,558
	Thurgauer Kantonalbank	3,152	421,365
#	Tornos Holding AG	26,632	176,043
	TX Group AG	18,616	1,880,513
	u-blox Holding AG	46,477	3,939,584
	Valiant Holding AG	111,863	11,581,687
Ω	VAT Group AG	71,846	25,637,760
	Vaudoise Assurances Holding SA	6,822	3,280,110
	Vetropack Holding AG	67,815	2,996,208
# *	Von Roll Holding AG	378,198	356,087
	Vontobel Holding AG	219,528	13,033,791
	VP Bank AG, Class A	22,715	2,178,309
	VZ Holding AG	91,061	9,483,598
*	V-ZUG Holding AG	10,820	745,902
	Walliser Kantonalbank	19,368	2,408,073
	Warteck Invest AG	56	118,134
	Ypsomed Holding AG	7,537	2,213,473
	Zehnder Group AG	82,191	4,818,074
	Zug Estates Holding AG, Class B	1,186	2,065,247
	Zuger Kantonalbank AG	704	5,968,993
TOTAL SWITZERLAND			915,866,608
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	182,065	1,542,072
	Noble Corp. PLC	9,077	454,187
TOTAL UNITED STATES			1,996,259
TOTAL COMMON STOCKS			4,695,706,522
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
	Draegerwerk AG & Co. KGaA	59,924	2,684,596
	FUCHS SE	462,258	17,919,034
	Jungheinrich AG	346,549	10,363,004
	Sixt SE	118,586	7,284,850
	STO SE & Co. KGaA	16,969	2,325,737

The Continental Small Company Series

CONTINUED

		Shares	Value»

GERMANY — (Continued)
	Villeroy & Boch AG	41,086	$760,315
TOTAL GERMANY			41,337,536
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG	497,492	0
* ††	S Immo AG	346,922	0
*	Strabag SE	107,907	0
ITALY — (0.0%)
*	Brembo SpA	858,126	0
# *	Webuild SpA Warrants 08/02/30	116,038	0
TOTAL RIGHTS/WARRANTS			0
TOTAL INVESTMENT SECURITIES (Cost $4,233,269,025)			4,737,044,058

			Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@ §	The DFA Short Term Investment Fund	15,092,320	174,587,961
TOTAL INVESTMENTS — (100.0%)
(Cost $4,407,835,429)^^			$4,911,632,019

ADR	American Depositary Receipt
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series' investments as of September 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$1,267,829	$156,746,368	—	$158,014,197
Belgium	729,952	184,570,349	—	185,300,301
Denmark	—	316,058,828	—	316,058,828
Finland	—	241,317,254	—	241,317,254
France	—	564,745,120	—	564,745,120
Germany	6,509	683,392,611	—	683,399,120
Ireland	—	52,969,711	—	52,969,711
Israel	2,315,090	109,072,487	—	111,387,577
Italy	—	498,856,548	—	498,856,548
Netherlands	—	240,777,322	—	240,777,322
Norway	—	101,999,921	—	101,999,921
Portugal	—	47,711,550	—	47,711,550
Spain	—	306,223,335	—	306,223,335
Sweden	—	269,082,871	—	269,082,871

The Continental Small Company Series

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	$1,150,238	$914,716,370	—	$915,866,608
United States	—	1,996,259	—	1,996,259
Preferred Stocks
Germany	—	41,337,536	—	41,337,536
Securities Lending Collateral	—	174,587,961	—	174,587,961
TOTAL	$5,469,618	$4,906,162,401	—	$4,911,632,019

The Canadian Small Company Series

SCHEDULE OF INVESTMENTS

September 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (88.3%)
COMMUNICATION SERVICES — (0.8%)
*	Aimia, Inc.	521,389	$1,182,314
*	Cineplex, Inc.	28,690	200,033
	Cogeco Communications, Inc.	78,216	3,620,423
	Cogeco, Inc.	34,367	1,246,650
#	Corus Entertainment, Inc., Class B	993,121	753,112
# *	Enthusiast Gaming Holdings, Inc., Class I	9,000	2,997
#	TELUS Corp.	173,836	2,838,720
# *	WildBrain Ltd.	602,063	656,030
#	Yellow Pages Ltd.	74,205	670,344
TOTAL COMMUNICATION SERVICES			11,170,623
CONSUMER DISCRETIONARY — (3.7%)
*	Aritzia, Inc.	490,659	8,536,184
*	AutoCanada, Inc.	121,583	2,173,411
	BMTC Group, Inc.	20,581	196,984
# *	Bragg Gaming Group, Inc.	4,700	22,734
# *	Canada Goose Holdings, Inc.	119,111	1,746,167
# *	Dorel Industries, Inc., Class B	149,777	638,475
	Exco Technologies Ltd.	164,124	897,803
	Gamehost, Inc.	89,999	596,349
#	GoldMoney, Inc.	25,000	140,806
	Leon's Furniture Ltd.	167,479	2,271,278
	Linamar Corp.	252,633	12,169,908
	Martinrea International, Inc.	483,433	4,452,602
#	MTY Food Group, Inc.	108,923	4,652,814
	Park Lawn Corp.	183,840	2,528,350
	Pizza Pizza Royalty Corp.	162,278	1,651,156
#	Pollard Banknote Ltd.	49,129	900,653
Ω	Sleep Country Canada Holdings, Inc.	200,990	3,443,429
Ω	Spin Master Corp.	169,842	4,270,278
TOTAL CONSUMER DISCRETIONARY			51,289,381
CONSUMER STAPLES — (4.2%)
#	Andrew Peller Ltd., Class A	168,200	521,349
*	CareRx Corp.	2,700	3,499
	Corby Spirit & Wine Ltd.	75,467	802,870
	High Liner Foods, Inc.	106,744	864,483
Ω	Jamieson Wellness, Inc.	248,226	4,453,722
#	KP Tissue, Inc.	47,200	342,988
	Lassonde Industries, Inc., Class A	18,000	1,670,326
	Maple Leaf Foods, Inc.	453,624	8,716,795
#	North West Co., Inc.	292,056	7,353,812
#	Premium Brands Holdings Corp.	244,773	17,138,165
	Primo Water Corp.	883,547	12,202,460
	Rogers Sugar, Inc.	689,824	2,737,457
# *	SunOpta, Inc.	411,068	1,381,098
TOTAL CONSUMER STAPLES			58,189,024
ENERGY — (24.8%)
*	Advantage Energy Ltd.	1,157,456	7,899,589
	Africa Oil Corp.	1,432,330	2,878,896
*	Athabasca Oil Corp.	1,992,842	6,382,376

The Canadian Small Company Series

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Baytex Energy Corp.	2,710,111	$11,951,824
#	Birchcliff Energy Ltd.	1,560,817	8,894,330
*	Bonterra Energy Corp.	52,762	290,176
*	Calfrac Well Services Ltd.	18,245	75,761
#	Canacol Energy Ltd.	164,231	1,297,405
#	Cardinal Energy Ltd.	732,276	3,989,575
	CES Energy Solutions Corp.	1,447,768	4,103,741
	Crescent Point Energy Corp.	3,089,108	25,616,285
*	Crew Energy, Inc.	726,373	3,117,802
*	Denison Mines Corp.	3,434,657	5,639,083
#	Enerflex Ltd.	451,448	2,592,523
*	Energy Fuels, Inc.	66,322	544,930
	Enerplus Corp.	1,281,408	22,548,834
*	Ensign Energy Services, Inc.	752,032	1,804,988
*	Fission Uranium Corp.	1,962,000	1,328,945
#	Freehold Royalties Ltd.	727,568	7,874,286
*	Frontera Energy Corp.	271,256	2,146,882
#	Gear Energy Ltd.	227,278	147,252
#	Gibson Energy, Inc.	899,205	12,863,282
*	Gran Tierra Energy, Inc.	210,411	1,459,285
	Headwater Exploration, Inc.	1,175,779	6,198,106
	InPlay Oil Corp.	29,169	59,487
# *	Journey Energy, Inc.	22,652	90,725
*	Kelt Exploration Ltd.	1,000,756	5,341,786
#	Keyera Corp.	62,371	1,464,393
*	Kolibri Global Energy, Inc.	5,600	22,470
* ††	Lightstream Resources Ltd.	687,816	0
#	Logan Energy Corp.	436,348	324,470
*	MEG Energy Corp.	1,257,599	24,471,446
	North American Construction Group Ltd.	156,843	3,400,102
*	NuVista Energy Ltd.	1,051,851	10,067,412
# *,*	Obsidian Energy Ltd.	189,572	1,558,340
	Paramount Resources Ltd., Class A	487,473	11,574,460
	Parex Resources, Inc.	727,671	13,656,053
	Parkland Corp.	848,828	24,828,961
	Pason Systems, Inc.	440,325	4,370,021
# *	Petrus Resources Ltd.	9,700	10,212
#	Peyto Exploration & Development Corp.	1,064,787	10,732,144
	PHX Energy Services Corp.	129,423	738,471
#	Pine Cliff Energy Ltd.	189,200	200,588
#	Pipestone Energy Corp.	103,867	163,648
#	PrairieSky Royalty Ltd.	1,210,467	22,244,253
*	Precision Drilling Corp.	83,515	5,598,426
# *	Questerre Energy Corp., Class A	797,460	120,360
#	Secure Energy Services, Inc.	1,822,233	10,008,361
*	Shawcor Ltd.	421,144	4,926,912
#	Spartan Delta Corp.	436,348	1,301,093
* Ω	STEP Energy Services Ltd.	31,360	97,895
#	Surge Energy, Inc.	250,145	1,705,385
#	Tamarack Valley Energy Ltd.	2,397,913	6,885,228
	TerraVest Industries, Inc.	5,000	139,886
#	Tidewater Midstream & Infrastructure Ltd.	1,358,267	1,030,013
#	Topaz Energy Corp.	320,397	5,055,113
	Total Energy Services, Inc.	266,408	1,835,878
# *	Touchstone Exploration, Inc.	28,397	21,325
	Trican Well Service Ltd.	1,315,955	4,505,203
	Vermilion Energy, Inc.	949,975	13,895,168
	Whitecap Resources, Inc.	1,461,307	12,340,287

The Canadian Small Company Series

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	Yangarra Resources Ltd.	299,471	$399,074
TOTAL ENERGY			346,831,205
FINANCIALS — (6.6%)
	AGF Management Ltd., Class B	351,036	1,847,898
	Alaris Equity Partners Income	131,244	1,328,625
	Canaccord Genuity Group, Inc.	482,088	2,860,761
	Canadian Western Bank	499,325	10,344,933
#	Chesswood Group Ltd.	56,542	302,223
#	CI Financial Corp.	992,058	11,291,895
	Clairvest Group, Inc.	1,900	107,712
	Definity Financial Corp.	143,565	3,963,694
	ECN Capital Corp.	693,454	1,174,264
	E-L Financial Corp. Ltd.	7,378	4,839,903
	Element Fleet Management Corp.	222,002	3,185,584
#	EQB, Inc.	145,792	8,093,294
#	Fiera Capital Corp.	347,931	1,439,626
	Firm Capital Mortgage Investment Corp.	189,321	1,377,133
	First National Financial Corp.	85,119	2,234,119
#	goeasy Ltd.	61,859	4,856,267
	Guardian Capital Group Ltd., Class A	93,214	2,951,005
#	Laurentian Bank of Canada	279,204	6,222,349
	Nuvei Corp.	109,404	1,641,060
	Onex Corp.	185,968	10,930,113
*	RF Capital Group, Inc.	17,024	64,298
#	Sprott, Inc.	130,240	3,966,897
	Timbercreek Financial Corp.	507,490	2,525,774
*	Trisura Group Ltd.	203,917	4,523,482
	VersaBank	3,400	26,659
TOTAL FINANCIALS			92,099,568
HEALTH CARE — (2.0%)
	Andlauer Healthcare Group, Inc.	87,405	2,659,635
*	Aptose Biosciences, Inc.	767	2,135
# *	Aurora Cannabis, Inc.	612,928	358,433
*	Bausch Health Cos., Inc.	1,551,673	12,755,212
# *	Canopy Growth Corp.	41,400	32,004
# *	Cronos Group, Inc.	659,166	1,317,910
*	dentalcorp Holdings Ltd.	21,273	92,406
*	Dialogue Health Technologies, Inc.	100	378
#	Extendicare, Inc.	516,549	2,308,450
#	HLS Therapeutics, Inc.	20,104	74,007
*	Knight Therapeutics, Inc.	486,291	1,611,124
	Medical Facilities Corp.	154,017	1,072,704
# *	Oncolytics Biotech, Inc.	33,485	72,997
#	Organigram Holdings, Inc.	273,484	361,816
#	Sienna Senior Living, Inc.	417,886	3,288,939
*	Viemed Healthcare, Inc.	125,447	843,529
*	Well Health Technologies Corp.	243,519	744,049
	Zenith Capital Corp.	111,820	16,292
TOTAL HEALTH CARE			27,612,020
INDUSTRIALS — (13.8%)
	ADENTRA, Inc.	26,058	588,595
	Aecon Group, Inc.	383,920	3,208,166
#	AG Growth International, Inc.	141,294	5,538,371
#	Algoma Central Corp.	48,800	528,869
*	ATS Corp.	440,839	18,792,253

The Canadian Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Badger Infrastructure Solutions Ltd.	208,038	$5,313,336
# *	Ballard Power Systems, Inc.	1,032,613	3,790,715
	Bird Construction, Inc.	285,251	2,161,040
	Black Diamond Group Ltd.	264,735	1,403,344
*	Bombardier, Inc., Class A	13,489	471,035
*	Bombardier, Inc., Class B	454,361	15,842,840
	Boyd Group Services, Inc.	118,616	21,092,820
	Calian Group Ltd.	63,597	2,389,365
	Dexterra Group, Inc.	168,743	710,627
	Doman Building Materials Group Ltd.	389,615	2,116,958
	Exchange Income Corp.	127,407	4,206,096
	Finning International, Inc.	827,589	24,408,773
*	GDI Integrated Facility Services, Inc.	64,385	1,825,012
*	H2O Innovation, Inc.	36,000	69,177
	Hammond Power Solutions, Inc.	22,825	858,049
# *	Heroux-Devtek, Inc.	244,553	2,884,402
#	K-Bro Linen, Inc.	62,086	1,451,302
# *	Lion Electric Co.	110,662	210,655
	Magellan Aerospace Corp.	120,278	671,237
*	MDA Ltd.	124,556	1,057,339
#	Mullen Group Ltd.	564,553	5,577,987
#	NFI Group, Inc.	316,286	3,008,588
	Richelieu Hardware Ltd.	316,493	9,269,348
	Russel Metals, Inc.	354,503	9,923,213
#	Savaria Corp.	268,184	2,801,790
	SNC-Lavalin Group, Inc.	978,592	32,644,950
*	TELUS International CDA, Inc.	42,604	324,642
*	Transat AT, Inc.	24,945	71,993
	Wajax Corp.	126,759	2,626,172
#	Westport Fuel Systems, Inc.	7,388	44,643
	Westshore Terminals Investment Corp.	313,032	5,805,467
TOTAL INDUSTRIALS			193,689,169
INFORMATION TECHNOLOGY — (3.6%)
# *	Bitfarms Ltd.	206,800	222,292
# *	BlackBerry Ltd.	2,069,739	9,748,471
*	Celestica, Inc.	607,998	14,880,449
	Computer Modelling Group Ltd.	452,045	2,828,921
	Converge Technology Solutions Corp.	78,431	160,529
	Dye & Durham Ltd.	129,118	1,263,374
	Enghouse Systems Ltd.	247,481	5,462,529
	Evertz Technologies Ltd.	148,543	1,367,044
*	Kinaxis, Inc.	24,219	2,731,358
# *,*	Lightspeed Commerce, Inc.	730,860	10,255,644
#	Quarterhill, Inc.	1,275,296	1,370,832
*	Sangoma Technologies Corp.	4,200	14,595
#	Softchoice Corp.	18,332	202,047
	TECSYS, Inc.	14,563	300,213
	Vecima Networks, Inc.	6,059	79,582
TOTAL INFORMATION TECHNOLOGY			50,887,880
MATERIALS — (20.1%)
*	5N Plus, Inc.	510,150	1,314,578
	Acadian Timber Corp.	65,067	830,194
#	AirBoss of America Corp.	94,697	304,676
	Alamos Gold, Inc.,Class A	2,169,724	24,473,420
	Altius Minerals Corp.	270,402	4,371,823
# *	Americas Gold & Silver Corp.	86,596	30,922

The Canadian Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Amerigo Resources Ltd.	227,887	$213,080
# *	Argonaut Gold, Inc.	1,641,719	676,873
*	Ascot Resources Ltd.	71,438	19,723
	B2Gold Corp.	6,776,080	19,556,095
*	Calibre Mining Corp.	231,489	221,561
*	Canfor Corp.	336,050	4,173,873
*	Canfor Pulp Products, Inc.	144,351	210,429
*	Capstone Copper Corp.	2,311,783	9,803,696
	Cascades, Inc.	499,090	4,508,621
	Centerra Gold, Inc.	1,290,885	6,310,678
	China Gold International Resources Corp. Ltd.	1,145,371	4,874,099
	Dundee Precious Metals, Inc.	1,065,481	6,589,391
*	Eldorado Gold Corp.	1,109,451	9,894,242
#	Endeavour Mining PLC	14,864	291,316
# *,*	Endeavour Silver Corp.	698,719	1,702,889
# *	Equinox Gold Corp.	1,552,505	6,551,381
*	ERO Copper Corp.	351,619	6,062,726
#	First Majestic Silver Corp.	1,470,891	7,541,860
# *	First Mining Gold Corp.	749,400	77,244
*	Foraco International SA	355,941	500,532
# *,*	Fortuna Silver Mines, Inc.	1,558,336	4,242,352
*	Freegold Ventures Ltd.	9,000	2,518
# *	Galiano Gold, Inc.	696,057	415,097
*	GoGold Resources, Inc.	180,275	160,598
* ††	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	1,837,172	8,942,383
	i-80 Gold Corp.	9,900	15,147
*	IAMGOLD Corp.	3,012,912	6,494,911
# *	Imperial Metals Corp.	381,250	618,926
# *	Interfor Corp.	373,296	5,537,945
*	K92 Mining, Inc.	379,989	1,614,236
*	Karora Resources, Inc.	553,631	1,561,131
#	Labrador Iron Ore Royalty Corp.	338,069	8,002,149
# *,*	Largo, Inc.	70,585	200,051
# *	Lucara Diamond Corp.	1,635,773	469,686
	Lundin Gold, Inc.	378,179	4,246,074
	Lundin Mining Corp.	210,477	1,569,764
*	MAG Silver Corp.	125,976	1,306,371
*	Major Drilling Group International, Inc.	604,019	3,677,701
*	Mandalay Resources Corp.	463	662
	Methanex Corp.	339,122	15,280,622
	Neo Performance Materials, Inc.	32,055	189,510
*	New Gold, Inc.	3,347,181	3,080,417
	Newcrest Mining Ltd.	51,799	817,980
# *	Northern Dynasty Minerals Ltd.	76,877	24,904
	OceanaGold Corp.	4,732,563	9,268,263
* ††	Orbite Technologies, Inc.	73,500	0
*	Orla Mining Ltd.	562,425	1,998,962
#	Osisko Gold Royalties Ltd.	944,987	11,099,112
*	Osisko Mining, Inc.	1,209,769	2,191,078
*	PolyMet Mining Corp.	64,208	133,782
# *,*	Seabridge Gold, Inc.	329,030	3,467,283
*	SilverCrest Metals, Inc.	429,964	1,896,766
#	SSR Mining, Inc.	1,213,366	16,118,677
	Stelco Holdings, Inc.	247,737	6,845,256
	Stella-Jones, Inc.	303,588	14,599,940
# *	Taseko Mines Ltd.	1,642,585	2,055,877
*	Torex Gold Resources, Inc.	485,487	5,050,566
	Transcontinental, Inc., Class A	518,346	4,354,374

The Canadian Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Treasury Metals, Inc.	1	$0
* ††	Trevali Mining Corp.	255,929	0
	Triple Flag Precious Metals Corp.	72,116	942,852
*	Victoria Gold Corp.	39,006	167,712
# *	Wallbridge Mining Co. Ltd.	350,615	30,976
*	Wesdome Gold Mines Ltd.	838,795	4,378,470
*	Western Copper & Gold Corp.	27,900	38,207
#	Western Forest Products, Inc.	2,021,790	1,220,591
	Winpak Ltd.	176,725	5,026,237
TOTAL MATERIALS			280,462,038
REAL ESTATE — (2.8%)
	Altus Group Ltd.	245,393	8,495,033
	Bridgemarq Real Estate Services	53,069	498,554
	Colliers International Group, Inc.	88,863	8,463,631
#	DREAM Unlimited Corp., Class A	230,298	3,116,420
	Information Services Corp.	34,305	558,174
*	Invesque, Inc.	171,766	67,848
*	Mainstreet Equity Corp.	31,349	3,069,698
	Melcor Developments Ltd.	55,340	498,702
	Morguard Corp.	25,320	1,892,126
# *	Real Matters, Inc.	51,714	236,059
#	StorageVault Canada, Inc.	369,177	1,228,551
#	Tricon Residential, Inc.	1,411,018	10,431,537
TOTAL REAL ESTATE			38,556,333
UTILITIES — (5.9%)
#	AltaGas Ltd.	21,515	412,638
*	Altius Renewable Royalties Corp.	4,704	28,919
	Atco Ltd., Class I	410,045	10,385,090
	Boralex, Inc., Class A	508,523	10,924,868
	Brookfield Infrastructure Corp.,Class A	115,329	4,076,766
#	Capital Power Corp.	687,087	19,182,285
#	Innergex Renewable Energy, Inc.	785,863	5,884,208
*	Maxim Power Corp.	61,434	206,250
	Northland Power, Inc.	182,244	2,967,964
	Polaris Renewable Energy, Inc.	110,495	1,153,557
#	Superior Plus Corp.	1,037,065	7,833,821
	TransAlta Corp.	8,389	72,984
	TransAlta Corp.	1,716,689	14,951,909
#	TransAlta Renewables, Inc.	565,349	5,115,508
TOTAL UTILITIES			83,196,767
TOTAL COMMON STOCKS Cost ($1,117,080,223)			1,233,984,008
			Value†
SECURITIES LENDING COLLATERAL — (11.7%)
@ §	The DFA Short Term Investment Fund	14,164,959	163,860,242
TOTAL INVESTMENTS — (100.0%) (Cost $1,280,925,376)			$1,397,844,250
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).

The Canadian Small Company Series

CONTINUED

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of September 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,331,903	$2,838,720	—	$11,170,623
Consumer Discretionary	51,289,381	—	—	51,289,381
Consumer Staples	58,189,024	—	—	58,189,024
Energy	346,831,205	—	—	346,831,205
Financials	91,991,856	107,712	—	92,099,568
Health Care	27,595,728	16,292	—	27,612,020
Industrials	193,689,169	—	—	193,689,169
Information Technology	50,887,880	—	—	50,887,880
Materials	280,462,038	—	—	280,462,038
Real Estate	38,556,333	—	—	38,556,333
Utilities	83,196,767	—	—	83,196,767
Securities Lending Collateral	—	163,860,242	—	163,860,242
TOTAL	$1,231,021,284	$166,822,966	—	$1,397,844,250

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act") , whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At September 30, 2023, the Trust consisted of ten operational investment portfolios, of which five The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (collectively, the “Series”), are included in this document.

SECURITY VALUATION

The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares (at the close of the NYSE), the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum  "initial margin"  requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as  "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the  Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

FEDERAL TAX COST

At September 30, 2023, the total cost of securities for federal income tax purposes was:

Federal Tax Cost
The Japanese Small Company Series	$2,846,467
The Asia Pacific Small Company Series	1,554,487
The United Kingdom Small Company Series	1,352,977
The Continental Small Company Series	4,438,622
The Canadian Small Company Series	1,317,768

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.